GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 52.4%
Collateralized Mortgage Obligations – 3.3%
Interest Only(a) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
$252,184	0.597	%(b)	03/15/44	$ 25,659
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
1,212,773	4.000		08/25/50	235,721
Federal National Mortgage Association REMICS Series 2017-31, Class SG (30 day USD SOFR Average + 5.986%)
384,094	0.648	(b)	05/25/47	44,961
Federal National Mortgage Association REMICS Series 2018-17, Class CS (-1X 30 day USD SOFR Average + 3.336%)
479,077	0.000	(b)	03/25/48	8,619
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 30 day USD SOFR Average + 5.836%)
157,446	0.498	(b)	02/25/42	15,201
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
134,143	0.628	(b)(c)(d)	10/20/43	6,961
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
69,631	0.728	(b)(c)	11/20/45	7,827
Government National Mortgage Association REMICS Series 2014-133, Class BS (-1X 1 mo. USD Term SOFR + 5.486%)
106,740	0.128	(b)(c)(d)	09/20/44	8,664
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
350,468	0.728	(b)(c)	09/20/48	37,782
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
78,498	0.578	(b)(c)	01/20/49	7,939
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
71,249	0.578	(b)(c)(d)	01/20/49	7,018
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
89,139	0.128	(b)(c)	11/20/44	7,511
Government National Mortgage Association REMICS Series 2015-123, Class SP (1 mo. USD Term SOFR + 6.136%)
145,074	0.778	(b)(c)(d)	09/20/45	16,438
Government National Mortgage Association REMICS Series 2016-27, Class IA
123,126	4.000	(c)	06/20/45	15,534
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
230,251	0.728	(b)(c)(d)	09/20/48	24,451

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-110, Class PS (-1X 1 mo. USD Term SOFR + 5.936%)
$167,671	0.578	%(b)(c)	09/20/49	$ 19,353
Government National Mortgage Association REMICS Series 2019-153, Class EI
1,060,623	4.000	(c)	12/20/49	196,995
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
378,552	0.778	(b)(c)	02/20/40	39,196
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
115,568	0.778	(b)(c)	08/20/45	12,947
Government National Mortgage Association REMICS Series 2013-181, Class SA (-1X 1 mo. USD Term SOFR + 5.986%)
186,469	0.628	(b)(c)	11/20/43	19,598
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
86,135	0.778	(b)(c)	11/20/45	9,141

				767,516

Sequential Fixed Rate – 0.8%
Federal National Mortgage Association REMICS Series 2012- 111, Class B
14,217	7.000		10/25/42	15,417
Federal National Mortgage Association REMICS Series 2012- 153, Class B
38,166	7.000		07/25/42	41,687
Federal National Mortgage Association REMICS Series 2011-52, Class GB
157,460	5.000		06/25/41	160,372
Federal National Mortgage Association REMICS Series 2005-70, Class PA
20,670	5.500		08/25/35	21,144
Government National Mortgage Association REMICS Series 2021-135, Class A
2,657,447	2.000	(c)	08/20/51	2,228,036

				2,466,656

Sequential Floating Rate(c) – 2.3%
Angel Oak Mortgage Trust Series 2021-6, Class A1
238,777	1.458	(b)(e)	09/25/66	191,582
Chase Home Lending Mortgage Trust Series 2023-RPL2, Class A1
418,700	3.250	(b)(e)	03/25/63	370,994
CIM Trust Series 2019-INV3, Class A15
55,797	3.500	(b)(e)	08/25/49	49,232
Countrywide Alternative Loan Trust Series 2006-OC8, Class 2A3 (1 mo. USD Term SOFR + 0.614%)
1,148,923	5.970	(b)	11/25/36	947,052

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA4, Class B1 (30 day USD SOFR Average + 6.114%)
$617,610	11.452	%(b)(e)	08/25/50	$ 694,487
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (30 day USD SOFR Average + 4.800%)
754,000	10.137	(b)(e)	10/25/50	844,479
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA4, Class B1 (30 day USD SOFR Average + 5.364%)
420,604	10.702	(b)(e)	09/25/50	457,095
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA3, Class B1 (30 day USD SOFR Average + 5.864%)
611,045	11.202	(b)(e)	07/25/50	674,565
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M2 (30 day USD SOFR Average + 2.600%)
100,461	7.937	(b)(e)	11/25/50	102,219
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (30 Day USD SOFR Average + 3.350%)
258,000	8.687	(b)(e)	06/25/43	272,041
Federal National Mortgage Association Connecticut Avenue Securities Series 2018-R07, Class 1M2 (30 day USD SOFR Average + 2.514%)
6,434	7.852	(b)(e)	04/25/31	6,447
Federal National Mortgage Association Connecticut Avenue Securities Series 2020-R01, Class 1M2 (30 day USD SOFR Average + 2.164%)
11,093	7.502	(b)(e)	01/25/40	11,230
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R07, Class 1M2 (30 day USD SOFR Average + 2.214%)
1,390	7.552	(b)(e)	10/25/39	1,391
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
142,434	9.237	(b)(e)	04/25/43	152,479
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
130,000	8.437	(b)(e)	06/25/43	135,728
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (30 day USD SOFR Average + 2.500%)
120,000	7.837	(b)(e)	10/25/43	122,645
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1B1
330,000	8.887	(b)(e)	10/25/43	334,461
JP Morgan Alternative Loan Trust Series 2006-A7, Class 1A1 (1 mo. USD Term SOFR + 0.434%)
118,062	5.790	(b)	12/25/36	105,459

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
$792,042	2.520	%(b)(e)	05/25/52	$ 643,297
Mill City Mortgage Loan Trust Series 2017-2, Class A3
110,911	3.235	(b)(e)	07/25/59	106,334
Mill City Mortgage Loan Trust Series 2019-GS2, Class M1
720,000	3.000	(b)(e)	08/25/59	638,989
Mill City Mortgage Loan Trust Series 2021-NMR1, Class M2
760,000	2.500	(b)(e)	11/25/60	638,583
Towd Point Mortgage Trust Series 2017-3, Class B2
100,000	3.907	(b)(e)	07/25/57	87,452
Verus Securitization Trust Series 2022-INV1, Class A1
87,719	5.041	(e)(f)	08/25/67	86,813
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
25,765	3.500	(b)(e)	07/25/49	23,169

				7,698,223

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 10,932,395

Commercial Mortgage-Backed Securities – 5.0%
Sequential Fixed Rate – 3.1%
Bank Series 2021-BN35, Class A5
$950,000	2.285	%(c)	06/15/64	$ 787,684
Bank Series 2023-BNK46, Class A4
1,000,000	5.745	(c)	08/15/56	1,054,736
Bank Series 2017-BNK6, Class A5
525,000	3.518	(c)	07/15/60	496,810
Benchmark Mortgage Trust Series 2021-B29, Class A5
750,000	2.388	(c)	09/15/54	621,068
Benchmark Mortgage Trust Series 2023-B39, Class A5
700,000	5.754	(c)	07/15/56	735,564
BMO Mortgage Trust Series 2022-C3, Class A5
150,000	5.313	(c)	09/15/54	152,816
BMO Mortgage Trust Series 2023-C7, Class A5
900,000	6.160	(c)	12/15/56	976,625
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
255,000	3.102	(c)	12/15/72	228,709
DOLP Trust Series 2021-NYC, Class A
1,100,000	2.956	(e)	05/10/41	905,888
GS Mortgage Securities Trust Series 2017-GS7, Class A4
550,000	3.430	(c)	08/10/50	507,862
GS Mortgage Securities Trust Series 2020-GC45, Class A5
600,000	2.911	(c)	02/13/53	531,485
Morgan Stanley Capital I Trust Series 2018-H4, Class A4
400,000	4.310	(c)	12/15/51	384,123
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
800,000	6.890	(c)	12/15/56	837,580
One Bryant Park Trust Series 2019-OBP, Class A
580,000	2.516	(e)	09/15/54	490,994
Wells Fargo Commercial Mortgage Trust Series 2017-C39, Class A5
1,125,000	3.418	(c)	09/15/50	1,052,269

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$825,000	2.626	%(c)	04/15/54	$ 700,065

				10,464,278

Sequential Floating Rate(b) –1.9%
Bank Series 2022-BNK44, Class A5
500,000	5.745	(c)	11/15/55	530,974
Bank5 Series 2023-5YR3, Class AS
800,000	7.315	(c)	09/15/56	841,910
Bank5 Series 2023-5YR4, Class AS
200,000	7.274	(c)	12/15/56	208,989
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,000,000	6.675	(c)	12/15/56	1,066,209
BBCMS Mortgage Trust Series 2023-5C23, Class AS
350,000	7.703	(c)	12/15/56	373,319
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
575,750	7.813	(e)	08/15/39	575,435
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
998,837	6.178	(e)	11/15/38	978,784
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (30 day USD SOFR Average + 0.680%)
600,000	6.011	(c)	02/25/33	598,553
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
290,974	6.000	(c)	11/25/29	290,073
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
800,000	4.000	(c)	04/15/55	740,811

				6,205,057

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 16,669,335

Federal Agencies – 44.1%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(RFUCC1 yr. Treasury + 1.772%)
$17,122	6.018%		09/01/35	$ 17,320

Federal Home Loan Mortgage Corp. – 0.5%
33,542	6.000		08/01/27	33,841
5,752	5.000		08/01/33	5,804
910	5.000		09/01/33	918
1,338	5.000		10/01/33	1,350
1,362	5.000		11/01/34	1,376
52,239	5.000		12/01/34	52,782
1,874	5.000		07/01/35	1,894
2	5.000		11/01/35	2
23,736	5.000		03/01/39	24,172
1,583	5.000		05/01/39	1,612
1,268	5.000		08/01/40	1,295
13,947	4.000		02/01/41	13,559

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$1,286	5.000%	06/01/41	$ 1,312
350,906	4.000	03/01/48	338,341
355,061	4.000	04/01/48	341,540
999,463	4.500	08/01/48	991,977

			1,811,775

Federal National Mortgage Association – 0.8%
2,892,409	3.500	09/01/62	2,600,933

Government National Mortgage Association – 14.9%
13,301	5.500	11/15/32	13,579
4,881	5.500	01/15/33	4,979
15,427	5.500	02/15/33	15,852
17,076	5.500	03/15/33	17,519
22,947	5.500	07/15/33	23,491
7,507	5.500	08/15/33	7,684
3,195	5.500	09/15/33	3,254
7,717	5.500	04/15/34	7,885
6,491	5.500	05/15/34	6,629
79,693	5.500	09/15/34	82,306
79,335	5.500	12/15/34	82,049
60,268	5.500	01/15/35	62,376
171	5.500	05/15/36	175
2,552	4.000	02/20/41	2,494
4,076	4.000	11/20/41	3,981
683	4.000	01/20/42	667
2,172	4.000	04/20/42	2,121
1,372	4.000	10/20/42	1,339
345,730	4.000	08/20/43	337,229
1,931	4.000	03/20/44	1,882
2,383	4.000	05/20/44	2,322
164,790	4.000	11/20/44	160,575
39,764	4.000	12/20/44	38,747
10,812	4.000	05/20/45	10,535
39,060	4.000	07/20/45	38,061
213,359	4.000	01/20/46	207,769
1,181,442	3.500	04/20/47	1,115,517
1,098,598	3.500	12/20/47	1,035,352
684,630	4.500	05/20/48	676,603
1,037,737	4.500	08/20/48	1,023,624
119,550	5.000	08/20/48	120,052
723,132	4.500	09/20/48	713,297
866,469	5.000	10/20/48	870,107
482,823	5.000	11/20/48	484,851
489,802	5.000	12/20/48	491,705
1,112,645	4.500	01/20/49	1,096,470
903,018	5.000	01/20/49	906,528
445,997	4.000	02/20/49	430,688
918,098	4.500	02/20/49	904,464
23,517	4.500	03/20/49	23,175
285,672	4.000	03/20/49	275,867
79,744	5.000	03/20/49	80,054
489,388	4.000	04/20/49	472,590
632,495	3.000	08/20/49	576,644
283,588	4.500	10/20/49	279,554

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$287,795	4.500%	12/20/49	$ 283,611
1,232,685	3.000	03/20/50	1,124,163
263,504	4.000	01/20/51	252,771
1,269,986	3.500	02/20/51	1,192,367
70,289	3.500	03/20/51	65,993
302,916	2.500	09/20/51	261,793
2,602,740	3.000	11/20/51	2,355,625
564,341	2.500	11/20/51	489,668
1,672,282	3.000	12/20/51	1,518,183
322,008	2.500	12/20/51	279,199
966,879	2.500	01/20/52	835,014
1,800,350	4.500	09/20/52	1,756,783
2,000,000	2.000	TBA-30yr(g)	1,693,824
3,000,000	2.500	TBA-30yr(g)	2,627,906
6,000,000	5.000	TBA-30yr(g)	5,963,567
3,000,000	5.500	TBA-30yr(g)	3,018,611
4,000,000	6.000	TBA-30yr(g)	4,065,412
9,000,000	6.500	TBA-30yr(g)	9,211,210

			49,708,342

Uniform Mortgage-Backed Security – 27.9%
4,918	4.500	02/01/39	4,902
1,599	4.500	04/01/39	1,597
3,623	4.500	08/01/39	3,616
46,800	4.500	12/01/39	46,716
44,914	4.500	06/01/40	44,818
19,825	4.500	08/01/41	19,790
3,980	3.000	12/01/42	3,657
9,154	3.000	12/01/42	8,450
8,304	3.000	12/01/42	7,732
11,182	3.000	12/01/42	10,341
16,070	3.000	01/01/43	14,869
11,393	3.000	01/01/43	10,464
30,764	3.000	01/01/43	28,473
8,966	3.000	01/01/43	8,247
10,325	3.000	01/01/43	9,495
21,399	3.000	02/01/43	19,757
7,630	3.000	03/01/43	7,073
18,648	3.000	04/01/43	17,202
7,718	3.000	04/01/43	7,082
12,473	3.000	04/01/43	11,470
43,847	3.000	04/01/43	40,325
35,275	3.000	04/01/43	32,428
9,667	3.000	04/01/43	8,897
9,800	3.000	05/01/43	9,008
9,808	3.000	05/01/43	8,986
16,727	3.000	06/01/43	15,349
11,579	3.000	06/01/43	10,642
8,109	3.000	07/01/43	7,445
10,214	5.000	06/01/44	10,374
266,301	4.000	12/01/44	257,035
12,170	3.500	03/01/45	11,382
898,563	4.500	04/01/45	897,546
318,388	3.000	04/01/45	289,555
111,822	4.500	05/01/45	111,556

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$407,514	4.500%	06/01/45	$ 404,394
540,798	4.000	08/01/45	522,762
181,548	4.000	11/01/45	175,208
31,808	4.000	03/01/46	30,643
27,468	4.000	03/01/46	26,509
32,814	4.000	06/01/46	31,612
9,741	4.000	08/01/46	9,384
72,161	4.000	10/01/46	69,517
11,437	4.000	10/01/46	11,018
58,838	4.000	06/01/47	56,820
324,121	4.500	07/01/47	321,020
145,750	4.500	11/01/47	144,310
190,297	4.000	12/01/47	183,831
534,360	4.000	01/01/48	516,038
420,688	4.000	02/01/48	406,264
392,034	4.000	02/01/48	378,347
133,949	4.000	02/01/48	129,733
207,071	4.000	02/01/48	199,842
461,602	4.000	03/01/48	445,342
380,469	4.000	03/01/48	367,423
463,440	4.500	05/01/48	457,412
282,514	4.000	06/01/48	272,651
262,692	4.000	06/01/48	253,521
344,809	4.000	08/01/48	332,555
258,440	4.500	09/01/48	256,210
1,139,370	5.000	11/01/48	1,153,651
80,313	4.500	06/01/49	78,947
47,393	3.500	07/01/49	44,258
459,771	3.500	07/01/49	429,358
325,707	3.500	08/01/49	304,161
1,690,507	3.000	09/01/49	1,527,905
33,561	4.500	10/01/49	32,957
6,596	4.500	01/01/50	6,505
789,247	4.500	01/01/50	775,838
2,043,703	4.000	03/01/50	1,964,687
4,833,030	4.500	03/01/50	4,786,888
883,067	2.500	09/01/50	765,879
5,716,891	2.000	10/01/50	4,702,791
1,020,378	3.000	10/01/50	914,739
2,063,002	3.000	10/01/50	1,860,382
2,046,628	3.000	10/01/50	1,834,743
1,575,194	3.000	10/01/50	1,420,484
2,075,480	3.000	11/01/50	1,863,851
5,717,126	2.000	11/01/50	4,701,210
2,453,272	3.000	12/01/50	2,204,654
2,800,174	2.500	02/01/51	2,394,779
1,770,913	2.500	05/01/51	1,530,922
2,653,280	2.500	05/01/51	2,278,005
6,600,979	2.000	05/01/51	5,409,270
1,660,720	2.500	09/01/51	1,428,916
1,673,021	2.500	09/01/51	1,439,500
2,532,183	2.500	09/01/51	2,178,740
8,460,955	2.000	03/01/52	6,918,638
41,372	5.000	05/01/52	41,503
52,392	5.000	06/01/52	52,705

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$711,652	5.000%		06/01/52	$ 715,902
510,713	5.000		06/01/52	512,327
902,131	5.000		07/01/52	903,290
33,073	5.000		07/01/52	33,250
23,728	5.000		07/01/52	23,789
967,826	5.000		07/01/52	973,606
1,194,230	5.000		07/01/52	1,198,003
27,431	5.000		08/01/52	27,500
926,230	5.500		09/01/52	942,789
1,059,225	6.000		11/01/52	1,091,924
2,167,625	6.000		11/01/52	2,234,542
582,435	6.000		12/01/52	602,600
2,935,547	4.500		05/01/53	2,883,607
2,955,080	6.500		09/01/53	3,043,575
6,000,000	3.500		TBA-30yr(g)	5,507,813
2,000,000	6.500		TBA-30yr(g)	2,049,061
3,000,000	7.000		TBA-30yr(g)	3,094,103
4,000,000	7.000		TBA-30yr(g)	4,124,221

				93,007,413

TOTAL FEDERAL AGENCIES				$147,145,783

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $178,268,211)				$174,747,513

Corporate Obligations – 38.3%
Aerospace & Defense(c) – 1.6%
Boeing Co.
$1,400,000	3.450%		11/01/28	$ 1,318,352
1,350,000	5.150		05/01/30	1,374,462
15,000	3.600		05/01/34	13,279
80,000	3.250		02/01/35	67,546
15,000	3.375		06/15/46	11,023
RTX Corp.
5,000	3.500		03/15/27	4,819
30,000	3.125		05/04/27	28,541
5,000	4.125		11/16/28	4,884
1,385,000	6.100		03/15/34	1,501,783
TransDigm, Inc.(e)
166,000	6.250		03/15/26	165,802
670,000	6.875		12/15/30	689,859

				5,180,350

Agriculture – 0.0%
Altria Group, Inc.
25,000	3.400	(c)	02/04/41	18,351
5,000	4.250		08/09/42	4,078
10,000	4.450	(c)	05/06/50	7,946
BAT Capital Corp.(c)
10,000	4.758		09/06/49	7,937
Philip Morris International, Inc.
25,000	5.625	(c)	11/17/29	26,224
10,000	4.375		11/15/41	8,872

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – (continued)
Philip Morris International, Inc. – (continued)
$10,000	4.500%		03/20/42	$ 8,988
10,000	4.125		03/04/43	8,486
Reynolds American, Inc.(c)
10,000	5.700		08/15/35	9,868
20,000	5.850		08/15/45	18,842

				119,592

Apparel(c) – 0.0%
NIKE, Inc.
5,000	2.750		03/27/27	4,768

Automotive – 0.2%
American Honda Finance Corp.
20,000	2.300		09/09/26	18,917
Aptiv PLC(c)
10,000	3.100		12/01/51	6,529
Cummins, Inc.(c)
30,000	2.600		09/01/50	19,904
General Motors Financial Co., Inc.(c)
300,000	4.300		07/13/25	295,140
500,000	2.350		01/08/31	413,500

				753,990

Banks – 10.1%
Banco do Brasil SA(b)(c) (10 yr. CMT + 4.398%)
200,000	6.250		04/15/24	194,336
Banco Mercantil del Norte SA(b)(c)(e) (5 yr. CMT + 4.643%)
260,000	5.875		01/24/27	237,999
Banco Santander SA
800,000	2.746		05/28/25	772,240
600,000	4.250		04/11/27	581,370
200,000	2.749		12/03/30	166,080
600,000	6.921		08/08/33	640,050
Bank of America Corp.(c)
925,000	4.183		11/25/27	899,590
(3 mo. USD Term SOFR + 1.252%)
75,000	2.496	(b)	02/13/31	64,458
(3 mo. USD Term SOFR + 1.302%)
15,000	3.419	(b)	12/20/28	14,122
(3 mo. USD Term SOFR + 1.322%)
45,000	3.559	(b)	04/23/27	43,326
(3 mo. USD Term SOFR + 1.572%)
750,000	4.271	(b)	07/23/29	723,742
(3 mo. USD Term SOFR + 1.582%)
10,000	4.078	(b)	04/23/40	8,771
(3 mo. USD Term SOFR + 1.837%)
525,000	3.824	(b)	01/20/28	504,798
(3 mo. USD Term SOFR + 3.412%)
5,000	4.083	(b)	03/20/51	4,222
(5 yr. CMT + 1.200%)
475,000	2.482	(b)	09/21/36	376,879
(Secured Overnight Financing Rate + 0.910%)
70,000	1.658	(b)	03/11/27	64,757
(Secured Overnight Financing Rate + 0.960%)
45,000	1.734	(b)	07/22/27	41,219

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(c) – (continued)
(Secured Overnight Financing Rate + 1.050%)
$65,000	2.551	%(b)	02/04/28	$ 60,229
(Secured Overnight Financing Rate + 1.060%)
25,000	2.087	(b)	06/14/29	22,047
(Secured Overnight Financing Rate + 1.220%)
550,000	2.651	(b)	03/11/32	464,805
(Secured Overnight Financing Rate + 1.330%)
325,000	2.972	(b)	02/04/33	276,172
(Secured Overnight Financing Rate + 1.530%)
600,000	1.898	(b)	07/23/31	490,074
(Secured Overnight Financing Rate + 1.630%)
1,600,000	5.202	(b)	04/25/29	1,609,760
(Secured Overnight Financing Rate + 1.830%)
275,000	4.571	(b)	04/27/33	262,312
(Secured Overnight Financing Rate + 2.040%)
550,000	4.948	(b)	07/22/28	549,521
Bank of Montreal(b)(c) (Secured Overnight Financing Rate + 0.603%)
70,000	0.949		01/22/27	64,608
Bank of New York Mellon Corp.(b)(c)
(3 mo. USD Term SOFR + 1.331%)
30,000	3.442		02/07/28	28,878
(Secured Overnight Financing Rate + 1.169%)
60,000	4.543		02/01/29	59,621
(Secured Overnight Financing Rate + 1.755%)
70,000	4.596		07/26/30	69,628
Bank of Nova Scotia
20,000	4.850		02/01/30	19,942
Barclays PLC(b)(c)
(1 yr. CMT + 3.050%)
875,000	7.325		11/02/26	903,551
(Secured Overnight Financing Rate + 2.714%)
825,000	2.852		05/07/26	796,372
BNP Paribas SA(e)
550,000	3.375		01/09/25	538,494
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.149%)
200,000	6.625	(b)(c)	03/25/24	199,258
(Secured Overnight Financing Rate + 1.004%)
725,000	1.323	(b)(c)	01/13/27	668,682
(Secured Overnight Financing Rate + 2.074%)
350,000	2.219	(b)(c)	06/09/26	334,156
BPCE SA(e)
525,000	4.625		09/12/28	513,644
Citigroup, Inc.
125,000	4.300		11/20/26	122,499
(Secured Overnight Financing Rate + 0.765%)
65,000	1.122	(b)(c)	01/28/27	59,745
(Secured Overnight Financing Rate + 0.770%)
70,000	1.462	(b)(c)	06/09/27	64,063
(Secured Overnight Financing Rate + 1.146%)
25,000	2.666	(b)(c)	01/29/31	21,701
(Secured Overnight Financing Rate + 1.280%)
15,000	3.070	(b)(c)	02/24/28	14,136

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
(Secured Overnight Financing Rate + 1.422%)
$550,000	2.976	%(b)(c)	11/05/30	$ 490,281
(Secured Overnight Financing Rate + 2.086%)
800,000	4.910	(b)(c)	05/24/33	783,400
(Secured Overnight Financing Rate + 2.107%)
10,000	2.572	(b)(c)	06/03/31	8,543
Credit Agricole SA(b)(c)(e)
(5 yr. USD Swap + 4.319%)
250,000	6.875		09/23/24	248,448
(Secured Overnight Financing Rate + 1.676%)
375,000	1.907		06/16/26	355,913
Credit Suisse AG
300,000	2.950		04/09/25	290,688
Deutsche Bank AG(b)(c) (Secured Overnight Financing Rate + 1.870%)
450,000	2.129		11/24/26	421,762
Fifth Third Bancorp(c)
375,000	2.375		01/28/25	362,813
First Horizon Corp.(c)
700,000	4.000		05/26/25	679,462
First-Citizens Bank & Trust Co.(b)(c) (3 mo. USD Term SOFR + 1.715%)
600,000	2.969		09/27/25	585,528
HSBC Holdings PLC
15,000	6.100		01/14/42	17,064
(3 mo. USD Term SOFR + 1.473%)
600,000	3.803	(b)(c)	03/11/25	597,606
Huntington Bancshares, Inc.(c)
825,000	4.000		05/15/25	808,384
ING Groep NV(b)(c)(e) (1 yr. CMT + 1.100%)
950,000	1.400		07/01/26	893,807
JPMorgan Chase & Co.(c)
425,000	3.625		12/01/27	407,486
(3 mo. USD Term SOFR + 1.207%)
5,000	3.509	(b)	01/23/29	4,733
(3 mo. USD Term SOFR + 1.507%)
475,000	3.960	(b)	01/29/27	464,013
(3 mo. USD Term SOFR + 1.599%)
10,000	3.782	(b)	02/01/28	9,657
(3 mo. USD Term SOFR + 2.515%)
200,000	2.956	(b)	05/13/31	175,926
(Secured Overnight Financing Rate + 0.885%)
25,000	1.578	(b)	04/22/27	23,071
(Secured Overnight Financing Rate + 1.015%)
60,000	2.069	(b)	06/01/29	53,195
(Secured Overnight Financing Rate + 1.170%)
40,000	2.947	(b)	02/24/28	37,632
(Secured Overnight Financing Rate + 1.580%)
25,000	3.328	(b)	04/22/52	18,747
(Secured Overnight Financing Rate + 1.800%)
901,000	4.586	(b)	04/26/33	868,762
(Secured Overnight Financing Rate + 1.890%)
55,000	2.182	(b)	06/01/28	50,250
(Secured Overnight Financing Rate + 2.440%)
30,000	3.109	(b)	04/22/51	21,584

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Group Ltd.(b)(c)(e) (Secured Overnight Financing Rate + 1.069%)
$450,000	1.340%		01/12/27	$ 413,379
Mitsubishi UFJ Financial Group, Inc.
30,000	4.286		07/26/38	28,229
Morgan Stanley
174,000	3.950		04/23/27	168,881
(3 mo. USD Term SOFR + 1.890%)
200,000	4.431	(b)(c)	01/23/30	194,824
(Secured Overnight Financing Rate + 0.720%)
70,000	0.985	(b)(c)	12/10/26	64,424
(Secured Overnight Financing Rate + 0.858%)
40,000	1.512	(b)(c)	07/20/27	36,550
(Secured Overnight Financing Rate + 0.879%)
70,000	1.593	(b)(c)	05/04/27	64,480
(Secured Overnight Financing Rate + 1.000%)
10,000	2.475	(b)(c)	01/21/28	9,281
(Secured Overnight Financing Rate + 1.020%)
20,000	1.928	(b)(c)	04/28/32	16,070
(Secured Overnight Financing Rate + 1.034%)
760,000	1.794	(b)(c)	02/13/32	606,412
(Secured Overnight Financing Rate + 1.143%)
725,000	2.699	(b)(c)	01/22/31	635,078
(Secured Overnight Financing Rate + 1.290%)
141,000	2.943	(b)(c)	01/21/33	119,843
(Secured Overnight Financing Rate + 1.590%)
1,395,000	5.164	(b)(c)	04/20/29	1,401,515
NatWest Group PLC(b)(c) (5 yr. CMT + 2.100%)
200,000	3.754		11/01/29	195,070
Northern Trust Corp.(c)
20,000	1.950		05/01/30	17,232
Royal Bank of Canada
15,000	1.400		11/02/26	13,724
Santander Holdings USA, Inc.(c)
10,000	3.244		10/05/26	9,475
State Street Corp.(b)(c) (Secured Overnight Financing Rate + 1.715%)
60,000	5.820		11/04/28	62,258
Toronto-Dominion Bank
625,000	4.456		06/08/32	607,325
Truist Financial Corp.(b)(c)
(Secured Overnight Financing Rate + 0.609%)
35,000	1.267		03/02/27	32,071
(Secured Overnight Financing Rate + 0.862%)
70,000	1.887		06/07/29	60,493
(Secured Overnight Financing Rate + 2.050%)
150,000	6.047		06/08/27	152,691
U.S. Bancorp(b)(c)
(5 yr. CMT + 2.541%)
650,000	3.700		01/15/27	512,934
(Secured Overnight Financing Rate + 1.230%)
30,000	4.653		02/01/29	29,516
(Secured Overnight Financing Rate + 2.020%)
60,000	5.775		06/12/29	61,627

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG
	$307,000	4.550%		04/17/26	$ 302,852
	2,025,000	4.282	(c)(e)	01/09/28	1,957,831
(5 yr. CMT + 4.758%)
	200,000	9.250	(b)(c)(e)	11/13/33	221,734
(Secured Overnight Financing Rate + 1.560%)
	302,000	2.593	(b)(c)(e)	09/11/25	295,474
Virgin Money U.K. PLC(b)(c) (5 yr. U.K. Government Bond + 8.307%)
GBP	325,000	9.250		06/08/24	414,319
Wells Fargo & Co.
	$675,000	3.000		10/23/26	640,973
	600,000	4.300		07/22/27	587,526
	75,000	4.150	(c)	01/24/29	72,965
(3 mo. USD Term SOFR + 1.262%)
	10,000	2.572	(b)(c)	02/11/31	8,646
(3 mo. USD Term SOFR + 1.432%)
	60,000	3.196	(b)(c)	06/17/27	57,367
(3 mo. USD Term SOFR + 1.432%)
	10,000	2.879	(b)(c)	10/30/30	8,886
(3 mo. USD Term SOFR + 1.572%)
	25,000	3.584	(b)(c)	05/22/28	23,821
(3 mo. USD Term SOFR + 4.502%)
	25,000	5.013	(b)(c)	04/04/51	23,846
(Secured Overnight Financing Rate + 1.980%)
	400,000	4.808	(b)(c)	07/25/28	397,320
(Secured Overnight Financing Rate + 2.100%)
	65,000	2.393	(b)(c)	06/02/28	59,530
(Secured Overnight Financing Rate + 2.100%)
	932,000	4.897	(b)(c)	07/25/33	908,532
Westpac Banking Corp.
	40,000	1.953		11/20/28	35,391

					33,761,007

Beverages – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(c)
	700,000	4.700		02/01/36	698,628
	314,000	4.900		02/01/46	309,796
Anheuser-Busch InBev Finance, Inc.(c)
	35,000	4.900		02/01/46	34,121
Anheuser-Busch InBev Worldwide, Inc.
	80,000	8.200		01/15/39	106,864
Constellation Brands, Inc.(c)
	625,000	4.400		11/15/25	617,887
	500,000	3.600		02/15/28	480,195
	325,000	2.250		08/01/31	273,380
JDE Peet’s NV(c)(e)
	375,000	1.375		01/15/27	337,024
Keurig Dr Pepper, Inc.(c)
	575,000	4.597		05/25/28	575,989
	925,000	2.250		03/15/31	790,311

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
PepsiCo, Inc.(c)
	$10,000	1.625%		05/01/30	$ 8,522

					4,232,717

Biotechnology(c) – 1.2%
Amgen, Inc.
	15,000	2.600		08/19/26	14,253
	1,278,000	5.250		03/02/30	1,314,206
	1,400,000	4.200		03/01/33	1,332,086
	800,000	5.250		03/02/33	819,960
Biogen, Inc.
	25,000	3.150		05/01/50	17,535
CSL Finance PLC(e)
	100,000	3.850		04/27/27	97,335
Gilead Sciences, Inc.
	50,000	3.650		03/01/26	48,996
	40,000	4.000		09/01/36	36,823
Royalty Pharma PLC
	425,000	1.200		09/02/25	396,780
	10,000	3.300		09/02/40	7,539
	10,000	3.550		09/02/50	7,117

					4,092,630

Building Materials(c) – 0.5%
Carrier Global Corp.
	1,180,000	5.900	(e)	03/15/34	1,277,173
	35,000	3.577		04/05/50	27,432
Fortune Brands Innovations, Inc.
	5,000	4.500		03/25/52	4,214
Masco Corp.
	325,000	1.500		02/15/28	284,570
Vulcan Materials Co.
	20,000	3.900		04/01/27	19,345

					1,612,734

Chemicals – 1.2%
Albemarle Corp.(c)
	15,000	5.650		06/01/52	13,947
Ashland Services BV(c)
EUR	650,000	2.000		01/30/28	667,517
Axalta Coating Systems LLC(c)(e)
	$475,000	3.375		02/15/29	427,210
Celanese U.S. Holdings LLC(c)
	40,000	6.330		07/15/29	41,983
Dow Chemical Co.(c)
	35,000	6.300		03/15/33	38,623
Huntsman International LLC(c)
	350,000	4.500		05/01/29	337,715
	250,000	2.950		06/15/31	212,645
International Flavors & Fragrances, Inc.(c)
	650,000	1.832	(e)	10/15/27	569,523
	10,000	5.000		09/26/48	8,546
LYB International Finance BV
	20,000	5.250		07/15/43	19,137

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
PPG Industries, Inc.(c)
$5,000	1.200%		03/15/26	$ 4,623
Sasol Financing USA LLC(c)
310,000	5.875		03/27/24	307,582
Sherwin-Williams Co.(c)
500,000	3.450		06/01/27	482,965
475,000	2.950		08/15/29	440,107
SNF Group SACA(c)(e)
590,000	3.375		03/15/30	504,185

				4,076,308

Commercial Services(c) – 0.5%
CoStar Group, Inc.(e)
625,000	2.800		07/15/30	534,812
Global Payments, Inc.
15,000	5.950		08/15/52	15,346
MPH Acquisition Holdings LLC(e)
542,000	5.750		11/01/28	447,313
TriNet Group, Inc.(e)
500,000	7.125		08/15/31	515,530

				1,513,001

Computers(c) – 0.5%
Dell International LLC/EMC Corp.
375,000	6.020		06/15/26	383,756
75,000	5.300		10/01/29	77,270
50,000	6.200		07/15/30	53,666
35,000	8.350		07/15/46	46,130
Hewlett Packard Enterprise Co.
909,000	4.900		10/15/25	905,818
15,000	6.350		10/15/45	16,199
Western Digital Corp.
30,000	2.850		02/01/29	25,739

				1,508,578

Cosmetics & Personal Care – 0.3%
Haleon U.S. Capital LLC(c)
875,000	3.375		03/24/27	842,074
Procter & Gamble Co.
60,000	2.800		03/25/27	57,473

				899,547

Diversified Financial Services(c) – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
400,000	4.875		01/16/24	399,872
295,000	6.500		07/15/25	299,390
675,000	3.000		10/29/28	616,207
275,000	3.400		10/29/33	236,269
Air Lease Corp.
225,000	3.375		07/01/25	217,917
875,000	3.750		06/01/26	845,434
(5 yr. CMT + 3.149%)
750,000	4.125	(b)	12/15/26	582,570
American Express Co.
25,000	1.650		11/04/26	23,075

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(c) – (continued)
American Express Co. – (continued)
$5,000	2.550%		03/04/27	$ 4,684
(Secured Overnight Financing Rate + 1.280%)
60,000	5.282	(b)	07/27/29	61,204
Aviation Capital Group LLC(e)
375,000	1.950		01/30/26	347,400
Avolon Holdings Funding Ltd.(e)
425,000	3.950		07/01/24	419,594
675,000	2.875		02/15/25	651,834
175,000	4.250		04/15/26	169,257
Brookfield Finance, Inc.
20,000	3.500		03/30/51	14,635
Capital One Financial Corp.(b)
(Secured Overnight Financing Rate + 0.855%)
55,000	1.878		11/02/27	49,455
(Secured Overnight Financing Rate + 1.790%)
35,000	3.273		03/01/30	31,222
Charles Schwab Corp.(b)
(5 yr. CMT + 4.971%)
322,000	5.375		06/01/25	317,717
(Secured Overnight Financing Rate + 1.878%)
30,000	6.196		11/17/29	31,494
(Secured Overnight Financing Rate + 2.500%)
20,000	5.853		05/19/34	20,617
Discover Financial Services
60,000	4.100		02/09/27	57,590
Mastercard, Inc.
5,000	3.300		03/26/27	4,850
10,000	3.850		03/26/50	8,760
Synchrony Financial
25,000	2.875		10/28/31	20,035
Visa, Inc.
15,000	3.150		12/14/25	14,636
55,000	4.150		12/14/35	53,931

				5,499,649

Electrical – 1.1%
AEP Texas, Inc.(c)
40,000	3.950		06/01/28	38,548
Ameren Corp.(c)
125,000	3.500		01/15/31	113,975
American Electric Power Co., Inc.(c)
20,000	2.300		03/01/30	17,097
Appalachian Power Co.(c)
30,000	3.700		05/01/50	22,503
Berkshire Hathaway Energy Co.(c)
225,000	3.250		04/15/28	213,755
400,000	3.700		07/15/30	378,896
Constellation Energy Generation LLC(c)
15,000	5.600		06/15/42	15,007
Duke Energy Carolinas LLC(c)
5,000	2.450		08/15/29	4,462
Duke Energy Progress LLC(c)
15,000	3.450		03/15/29	14,306
Edison International(c)
20,000	6.950		11/15/29	21,740

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Emera U.S. Finance LP(c)
$20,000	4.750%		06/15/46	$ 16,479
Entergy Louisiana LLC(c)
25,000	4.750		09/15/52	22,997
Exelon Corp.(c)
30,000	4.450		04/15/46	26,087
NextEra Energy Capital Holdings, Inc.(c)
525,000	1.900		06/15/28	465,932
NRG Energy, Inc.(c)(e)
675,000	3.750		06/15/24	666,502
Ohio Edison Co.
5,000	6.875		07/15/36	5,621
Pacific Gas & Electric Co.(c)
250,000	2.100		08/01/27	225,458
5,000	4.500		07/01/40	4,224
125,000	3.300		08/01/40	91,620
5,000	4.000		12/01/46	3,661
30,000	4.950		07/01/50	25,727
PacifiCorp(c)
30,000	4.150		02/15/50	24,355
Public Service Co. of Colorado(c)
35,000	4.500		06/01/52	30,650
Sempra(c)
5,000	3.700		04/01/29	4,763
Southern California Edison Co.(c)
450,000	4.200		03/01/29	441,081
25,000	4.875		03/01/49	23,063
Southern Power Co.(c)
30,000	4.950		12/15/46	26,957
Xcel Energy, Inc.(c)
900,000	3.350		12/01/26	867,357

				3,812,823

Electronics(c) – 0.0%
Amphenol Corp.
5,000	2.800		02/15/30	4,557
Flex Ltd.
35,000	4.875		06/15/29	34,409

				38,966

Energy-Alternate Sources(c)(e) – 0.0%
Greenko Power II Ltd.
180,000	4.300		12/13/28	163,350

Engineering & Construction(c) – 0.3%
MasTec, Inc.(e)
610,000	4.500		08/15/28	573,339
Mexico City Airport Trust
200,000	4.250		10/31/26	192,606
250,000	3.875	(e)	04/30/28	234,162

				1,000,107

Entertainment(c) – 0.6%
Warnermedia Holdings, Inc.
775,000	6.412		03/15/26	775,597
450,000	4.054		03/15/29	426,699

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Warnermedia Holdings, Inc. – (continued)
$850,000	4.279%	03/15/32	$ 777,639

			1,979,935

Environmental(c) – 0.4%
Veralto Corp.(e)
1,160,000	5.450	09/18/33	1,203,500
Waste Management, Inc.
250,000	1.150	03/15/28	220,035

			1,423,535

Food & Drug Retailing – 0.7%
Conagra Brands, Inc.(c)
5,000	5.300	11/01/38	4,890
General Mills, Inc.(c)
300,000	4.200	04/17/28	296,082
J M Smucker Co.(c)
449,000	5.900	11/15/28	472,770
725,000	6.200	11/15/33	790,837
Kraft Heinz Foods Co.
30,000	6.875	01/26/39	34,752
Kroger Co.(c)
10,000	2.200	05/01/30	8,563
Post Holdings, Inc.(c)(e)
498,000	5.625	01/15/28	492,895
Sysco Corp.(c)
5,000	3.300	07/15/26	4,830
50,000	6.600	04/01/40	56,346
25,000	4.500	04/01/46	22,233
Tyson Foods, Inc.(c)
20,000	5.100	09/28/48	18,177

			2,202,375

Gas(c) – 0.1%
East Ohio Gas Co.(e)
150,000	1.300	06/15/25	141,853
NiSource, Inc.
100,000	3.600	05/01/30	93,299

			235,152

Hand/Machine Tools(c) – 0.0%
Stanley Black & Decker, Inc.
55,000	2.300	03/15/30	46,810
5,000	4.850	11/15/48	4,512

			51,322

Healthcare Providers & Services – 1.0%
Abbott Laboratories(c)
5,000	3.750	11/30/26	4,934
Baxter International, Inc.(c)
179,000	1.915	02/01/27	164,055
Centene Corp.(c)
55,000	4.625	12/15/29	52,843
15,000	3.375	02/15/30	13,460
CommonSpirit Health(c)
635,000	3.910	10/01/50	499,851

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CommonSpirit Health(c) – (continued)
$610,000	6.461%		11/01/52	$ 714,325
Elevance Health, Inc.(c)
25,000	6.100		10/15/52	28,428
HCA, Inc.(c)
55,000	5.875		02/15/26	55,512
5,000	5.500		06/15/47	4,814
10,000	5.250		06/15/49	9,306
685,000	5.900		06/01/53	703,379
Humana, Inc.(c)
5,000	4.875		04/01/30	5,062
Laboratory Corp. of America Holdings(c)
70,000	1.550		06/01/26	64,665
Quest Diagnostics, Inc.(c)
10,000	2.950		06/30/30	8,951
Revvity, Inc.(c)
20,000	3.300		09/15/29	18,147
STERIS Irish FinCo UnLtd Co.(c)
218,000	2.700		03/15/31	187,447
Thermo Fisher Scientific, Inc.(c)
135,000	1.750		10/15/28	120,446
UnitedHealth Group, Inc.
525,000	5.300	(c)	02/15/30	549,292
10,000	6.875		02/15/38	12,086
25,000	4.250	(c)	06/15/48	22,361

				3,239,364

Home Builders(c) – 0.0%
PulteGroup, Inc.
5,000	5.500		03/01/26	5,066

Household Products(c) – 0.0%
Kimberly-Clark Corp.
10,000	2.875		02/07/50	7,202

Insurance(c) – 0.3%
Acrisure LLC/Acrisure Finance, Inc.(e)
536,000	4.250		02/15/29	488,435
Allstate Corp.
70,000	0.750		12/15/25	64,560
American International Group, Inc.
250,000	3.400		06/30/30	230,012
10,000	4.750		04/01/48	9,475
Aon Corp.
10,000	2.800		05/15/30	8,870
Berkshire Hathaway Finance Corp.
35,000	3.850		03/15/52	29,365
Brighthouse Financial, Inc.
20,000	4.700		06/22/47	15,893
Brown & Brown, Inc.
20,000	2.375		03/15/31	16,413
Great-West Lifeco Finance 2018 LP(e)
115,000	4.047		05/17/28	111,913
Progressive Corp.
5,000	3.200		03/26/30	4,628
Reinsurance Group of America, Inc.
40,000	3.900		05/15/29	38,116

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(c) – (continued)
Willis North America, Inc.
$70,000	2.950%		09/15/29	$ 62,764

				1,080,444

Internet – 1.0%
Amazon.com, Inc.(c)
20,000	1.000		05/12/26	18,481
10,000	3.875		08/22/37	9,281
eBay, Inc.(c)
25,000	6.300		11/22/32	27,544
Expedia Group, Inc.(c)
260,000	4.625		08/01/27	259,293
200,000	3.250		02/15/30	183,412
81,000	2.950		03/15/31	71,529
Meta Platforms, Inc.(c)
950,000	3.500		08/15/27	924,654
2,000	3.850		08/15/32	1,902
Netflix, Inc.
495,000	6.375		05/15/29	538,758
1,275,000	4.875	(c)(e)	06/15/30	1,289,344
Prosus NV(c)(e)
200,000	3.832		02/08/51	125,750

				3,449,948

Iron/Steel – 0.1%
ArcelorMittal SA
15,000	6.750		03/01/41	15,872
Nucor Corp.(c)
5,000	3.125		04/01/32	4,496
Steel Dynamics, Inc.(c)
150,000	2.400		06/15/25	143,680
275,000	1.650		10/15/27	245,014

				409,062

Leisure Time(c) – 0.0%
Brunswick Corp.
10,000	4.400		09/15/32	9,111

Lodging(c) – 0.4%
Hyatt Hotels Corp.
475,000	1.800		10/01/24	460,997
Marriott International, Inc.
475,000	5.000		10/15/27	480,942
70,000	4.000		04/15/28	67,776
Sands China Ltd.
200,000	5.650		08/08/28	197,300

				1,207,015

Machinery - Construction & Mining – 0.0%
Caterpillar Financial Services Corp.
5,000	1.150		09/14/26	4,591

Machinery-Diversified(c) – 0.1%
Otis Worldwide Corp.
175,000	2.293		04/05/27	163,077

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(c) – (continued)
Otis Worldwide Corp. – (continued)
$25,000	2.565%		02/15/30	$ 22,259

				185,336

Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
425,000	4.908		07/23/25	421,035
25,000	2.250		01/15/29	21,704
5,000	6.384		10/23/35	5,077
40,000	5.375		04/01/38	36,166
5,000	6.484		10/23/45	4,912
Comcast Corp.
256,000	3.300	(c)	02/01/27	247,132
6,000	6.500		11/15/35	6,853
75,000	3.750	(c)	04/01/40	64,528
Fox Corp.(c)
300,000	4.030		01/25/24	299,604
20,000	5.476		01/25/39	19,504
NBCUniversal Media LLC
458,000	4.450		01/15/43	419,299
Time Warner Cable LLC
5,000	6.550		05/01/37	4,930
20,000	7.300		07/01/38	20,731
Walt Disney Co.(c)
5,000	3.375		11/15/26	4,855

				1,576,330

Mining(c) – 0.2%
Freeport-McMoRan, Inc.
25,000	4.375		08/01/28	24,051
5,000	5.450		03/15/43	4,848
Glencore Funding LLC(e)
450,000	1.625		04/27/26	416,786
250,000	2.625		09/23/31	212,360
Newmont Corp./Newcrest Finance Pty. Ltd.(e)
150,000	3.250		05/13/30	135,087

				793,132

Miscellaneous Manufacturing – 0.1%
3M Co.(c)
70,000	2.375		08/26/29	61,980
Carlisle Cos., Inc.(c)
5,000	2.750		03/01/30	4,437
GE Capital International Funding Co. Unlimited Co.
230,000	4.418		11/15/35	223,316

				289,733

Multi-National(c)(e) – 0.1%
African Export-Import Bank
270,000	2.634		05/17/26	249,351
240,000	3.798		05/17/31	203,443

				452,794

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Office & Business Equipment(c) – 0.0%
CDW LLC/CDW Finance Corp.
$45,000	3.250%		02/15/29	$ 41,159

Oil Field Services – 1.3%
Aker BP ASA(c)(e)
404,000	2.000		07/15/26	372,391
Apache Corp.
20,000	6.000		01/15/37	19,676
BP Capital Markets America, Inc.(c)
225,000	4.234		11/06/28	223,778
Devon Energy Corp.(c)
221,000	5.875		06/15/28	222,951
165,000	5.600		07/15/41	159,590
Diamondback Energy, Inc.(c)
30,000	6.250		03/15/33	32,117
Ecopetrol SA(c)
90,000	8.625		01/19/29	95,963
40,000	6.875		04/29/30	39,400
230,000	8.875		01/13/33	249,334
EQT Corp.(c)
145,000	3.900		10/01/27	138,820
45,000	7.000		02/01/30	48,286
610,000	3.625	(e)	05/15/31	544,620
Exxon Mobil Corp.(c)
60,000	3.043		03/01/26	58,275
Halliburton Co.
5,000	6.700		09/15/38	5,846
Hess Corp.
5,000	5.600		02/15/41	5,252
Marathon Petroleum Corp.(c)
5,000	6.500		03/01/41	5,384
Occidental Petroleum Corp.
278,000	7.875		09/15/31	315,853
Permian Resources Operating LLC(c)(e)
471,000	7.000		01/15/32	485,775
Petroleos de Venezuela SA(h)
2,950,000	0.000		10/28/22	213,285
1,110,000	5.375		04/12/27	113,264
Phillips 66(c)
200,000	1.300		02/15/26	185,682
Shell International Finance BV
40,000	6.375		12/15/38	46,027
Sunoco LP/Sunoco Finance Corp.(c)(e)
510,000	7.000		09/15/28	526,483
TotalEnergies Capital International SA(c)
15,000	3.455		02/19/29	14,470
50,000	2.829		01/10/30	45,987
15,000	3.127		05/29/50	11,036

				4,179,545

Packaging(c) – 0.1%
Berry Global, Inc.
375,000	1.570		01/15/26	348,720

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(c) – 1.0%
AbbVie, Inc.
$800,000	4.500%		05/14/35	$ 782,432
225,000	4.450		05/14/46	206,899
Becton Dickinson & Co.
5,000	3.700		06/06/27	4,846
20,000	1.957		02/11/31	16,672
10,000	4.298		08/22/32	9,668
Bristol-Myers Squibb Co.
15,000	3.200		06/15/26	14,559
20,000	3.400		07/26/29	18,965
255,000	6.250		11/15/53	292,125
Cencora, Inc.
250,000	3.450		12/15/27	240,880
Cigna Group
184,000	2.400		03/15/30	161,208
5,000	4.800		08/15/38	4,843
25,000	3.400		03/15/50	18,486
CVS Health Corp.
1,388,000	4.780		03/25/38	1,312,090
Merck & Co., Inc.
10,000	3.400		03/07/29	9,603
PRA Health Sciences, Inc.(e)
200,000	2.875		07/15/26	187,138
Viatris, Inc.
20,000	4.000		06/22/50	14,076

				3,294,490

Pipelines – 1.4%
Cheniere Energy Partners LP(c)(e)
230,000	5.950		06/30/33	236,095
DCP Midstream Operating LP(c)
455,000	3.250		02/15/32	394,958
Enbridge Energy Partners LP
10,000	7.500		04/15/38	11,679
Energy Transfer LP(c)
200,000	4.250		04/01/24	199,060
20,000	4.400		03/15/27	19,569
725,000	5.500		06/01/27	734,635
550,000	5.250		04/15/29	554,334
5,000	6.125		12/15/45	5,058
75,000	5.400		10/01/47	69,991
5,000	6.000		06/15/48	5,053
20,000	6.250		04/15/49	20,745
Galaxy Pipeline Assets Bidco Ltd.(e)
200,000	2.625		03/31/36	164,750
Kinder Morgan, Inc.
500	7.750		01/15/32	572
27,000	5.450	(c)	08/01/52	25,932
Kinetik Holdings LP(c)(e)
435,000	6.625		12/15/28	444,144
MPLX LP(c)
225,000	4.800		02/15/29	223,580
200,000	4.500		04/15/38	178,078
10,000	4.700		04/15/48	8,639

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
NuStar Logistics LP(c)
$165,000	5.750%	10/01/25	$ 164,614
Targa Resources Corp.(c)
235,000	4.200	02/01/33	216,379
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
25,000	5.500	03/01/30	24,974
50,000	4.875	02/01/31	48,544
Western Midstream Operating LP(c)
20,000	5.250	02/01/50	17,864
Williams Cos., Inc.(c)
450,000	3.900	01/15/25	442,863
425,000	5.650	03/15/33	444,337
20,000	5.300	08/15/52	19,413

			4,675,860

Real Estate Investment Trust(c) – 1.8%
Alexandria Real Estate Equities, Inc.
350,000	3.375	08/15/31	315,773
American Homes 4 Rent LP
180,000	2.375	07/15/31	148,529
American Tower Corp.
55,000	3.125	01/15/27	52,022
5,000	3.650	03/15/27	4,812
10,000	3.950	03/15/29	9,557
20,000	2.300	09/15/31	16,561
Boston Properties LP
25,000	2.750	10/01/26	23,192
25,000	3.400	06/21/29	22,478
10,000	2.900	03/15/30	8,567
Brixmor Operating Partnership LP
5,000	3.900	03/15/27	4,765
Crown Castle, Inc.
35,000	4.450	02/15/26	34,481
45,000	4.000	03/01/27	43,559
CubeSmart LP
265,000	2.500	02/15/32	220,173
Equinix, Inc.
20,000	1.450	05/15/26	18,480
45,000	2.900	11/18/26	42,811
10,000	2.500	05/15/31	8,504
GLP Capital LP/GLP Financing II, Inc.
60,000	5.375	04/15/26	59,728
Host Hotels & Resorts LP
40,000	3.375	12/15/29	35,952
224,000	2.900	12/15/31	188,227
Invitation Homes Operating Partnership LP
300,000	2.300	11/15/28	267,117
Kilroy Realty LP
397,000	4.750	12/15/28	378,210
NNN REIT, Inc.
235,000	3.900	06/15/24	232,984
400,000	4.000	11/15/25	391,800
Omega Healthcare Investors, Inc.
15,000	3.625	10/01/29	13,277

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
Prologis LP
$600,000	1.750%		07/01/30	$ 503,508
Public Storage Operating Co.
40,000	1.950		11/09/28	35,704
Regency Centers LP
700,000	2.950		09/15/29	627,438
Retail Opportunity Investments Partnership LP
550,000	6.750		10/15/28	578,341
Simon Property Group LP
60,000	3.300		01/15/26	58,200
10,000	2.200		02/01/31	8,386
Trust Fibra Uno(e)
300,000	5.250		12/15/24	296,062
UDR, Inc.
150,000	2.100		08/01/32	117,900
VICI Properties LP
15,000	5.625		05/15/52	14,386
VICI Properties LP/VICI Note Co., Inc.(e)
590,000	3.750		02/15/27	557,249
Welltower OP LLC
55,000	2.050		01/15/29	48,406
5,000	4.125		03/15/29	4,824
Weyerhaeuser Co.
10,000	4.000		11/15/29	9,564
WP Carey, Inc.
155,000	4.600		04/01/24	154,270
105,000	4.000		02/01/25	103,442
425,000	3.850		07/15/29	398,493

				6,057,732

Retailing – 1.5%
Arko Corp.(c)(e)
470,000	5.125		11/15/29	407,763
AutoNation, Inc.(c)
317,000	4.500		10/01/25	310,565
450,000	4.750		06/01/30	434,291
AutoZone, Inc.(c)
5,000	3.750		04/18/29	4,779
CK Hutchison International 20 Ltd.(c)(e)
200,000	2.500		05/08/30	174,368
Dollar General Corp.(c)
10,000	3.500		04/03/30	9,216
Dollar Tree, Inc.(c)
975,000	4.000		05/15/25	957,703
Home Depot, Inc.
125,000	3.250	(c)	04/15/32	115,544
45,000	5.875		12/16/36	50,315
10,000	5.950	(c)	04/01/41	11,190
Lowe’s Cos., Inc.(c)
125,000	3.100		05/03/27	119,815
425,000	1.700		09/15/28	376,040
650,000	1.700		10/15/30	540,449
1,450,000	3.750		04/01/32	1,356,112

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
McDonald’s Corp.
$30,000	6.300%		03/01/38	$ 34,116

				4,902,266

Semiconductors(c) –1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
25,000	3.875		01/15/27	24,398
Broadcom, Inc.(e)
65,000	4.000		04/15/29	62,814
302,000	4.150		04/15/32	285,019
490,000	2.600		02/15/33	403,422
640,000	3.469		04/15/34	557,062
651,000	3.137		11/15/35	534,660
650,000	3.500		02/15/41	515,866
Intel Corp.
60,000	3.900		03/25/30	58,160
650,000	5.200		02/10/33	679,139
Micron Technology, Inc.
50,000	6.750		11/01/29	54,036
350,000	2.703		04/15/32	293,783
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	3.400		05/01/30	252,676
Qorvo, Inc.
20,000	4.375		10/15/29	19,066
QUALCOMM, Inc.
40,000	3.250		05/20/27	38,727
35,000	4.650		05/20/35	35,840

				3,814,668

Software – 1.6%
Autodesk, Inc.(c)
10,000	2.850		01/15/30	9,021
Black Knight InfoServ LLC(c)(e)
190,000	3.625		09/01/28	180,952
Fiserv, Inc.(c)
60,000	3.200		07/01/26	57,753
MSCI, Inc.(c)(e)
760,000	3.875		02/15/31	693,226
Oracle Corp.
10,000	2.650	(c)	07/15/26	9,486
2,239,000	2.950	(c)	04/01/30	2,020,809
500,000	4.650	(c)	05/06/30	497,530
490,000	2.875	(c)	03/25/31	433,934
5,000	6.125		07/08/39	5,327
30,000	3.600	(c)	04/01/40	23,992
5,000	5.375		07/15/40	4,921
10,000	4.125	(c)	05/15/45	8,191
10,000	4.000	(c)	07/15/46	8,021
10,000	3.950	(c)	03/25/51	7,860
467,000	6.900	(c)	11/09/52	547,361
Salesforce, Inc.(c)
10,000	2.900		07/15/51	7,160
Take-Two Interactive Software, Inc.(c)
360,000	3.700		04/14/27	348,718

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
VMware LLC(c)
$175,000	1.800%		08/15/28	$ 153,584
Workday, Inc.(c)
225,000	3.500		04/01/27	217,580
150,000	3.800		04/01/32	139,775

				5,375,201

Telecommunication Services – 2.2%
AT&T, Inc.(c)
336,000	2.300		06/01/27	312,026
100,000	1.650		02/01/28	89,049
500,000	2.750		06/01/31	438,060
694,000	2.550		12/01/33	566,200
175,000	4.900		08/15/37	169,414
450,000	3.500		06/01/41	357,646
65,000	4.750		05/15/46	58,932
100,000	5.150		11/15/46	96,349
35,000	4.500		03/09/48	30,661
British Telecommunications PLC
35,000	9.625		12/15/30	43,322
Cisco Systems, Inc.
20,000	5.900		02/15/39	22,206
Deutsche Telekom International Finance BV
50,000	8.750		06/15/30	60,275
Motorola Solutions, Inc.(c)
30,000	2.750		05/24/31	25,619
Rogers Communications, Inc.(c)
25,000	4.350		05/01/49	21,168
Telefonica Emisiones SA
10,000	7.045		06/20/36	11,322
T-Mobile USA, Inc.(c)
408,000	3.500		04/15/25	399,558
375,000	1.500		02/15/26	349,312
5,000	2.625		04/15/26	4,758
225,000	3.750		04/15/27	218,340
275,000	2.050		02/15/28	248,199
10,000	3.375		04/15/29	9,291
520,000	2.875		02/15/31	457,938
1,500,000	3.500		04/15/31	1,372,050
350,000	5.200		01/15/33	358,592
450,000	3.000		02/15/41	337,320
Verizon Communications, Inc.
467,000	4.329		09/21/28	462,209
975,000	2.550	(c)	03/21/31	840,859
80,000	2.875	(c)	11/20/50	54,507

				7,415,182

Toys/Games/Hobbies(c) – 0.0%
Hasbro, Inc.
5,000	3.550		11/19/26	4,742
10,000	3.900		11/19/29	9,320

				14,062

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.3%
Canadian National Railway Co.(c)
$40,000	2.450%	05/01/50	$ 26,262
Canadian Pacific Railway Co.
200,000	2.050 (c)	03/05/30	171,408
25,000	5.950	05/15/37	26,706
CSX Corp.(c)
625,000	3.800	03/01/28	614,144
FedEx Corp.(c)
5,000	4.550	04/01/46	4,481
5,000	4.050	02/15/48	4,168
Norfolk Southern Corp.(c)
20,000	2.550	11/01/29	17,972

			865,141

TOTAL CORPORATE OBLIGATIONS (Cost $132,841,928)			$ 127,855,590

Asset-Backed Securities(c) – 11.8%
Automotive – 0.9%
Bank of America Auto Trust Series 2023-2A, Class A2(e)
$575,000	5.850%	08/17/26	$ 578,350
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
1,125,000	5.680	09/15/26	1,130,107
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
1,000,000	6.080	05/17/27	1,003,527
World Omni Auto Receivables Trust Series 2023-B, Class A2A
429,072	5.250	11/16/26	428,270

			3,140,254

Collateralized Loan Obligations – 8.5%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b)(e) (3 mo. USD Term SOFR + 1.562%)
1,300,000	6.956	01/15/33	1,300,233
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(e) (3 mo. USD Term SOFR + 1.272%)
656,923	6.662	04/30/31	656,893
ARES LXIV CLO Ltd. Series 2022-64A, Class A1(b)(e) (3 mo. USD Term SOFR + 1.440%)
1,925,000	6.834	04/15/35	1,925,250
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class A(b)(e) (3 mo. USD Term SOFR + 1.900%)
2,400,000	7.316	04/20/35	2,401,419
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b)(e) (3 mo. USD Term SOFR + 1.352%)
1,936,342	6.767	04/20/31	1,936,011
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b)(e) (3 mo. USD Term SOFR + 4.542%)
250,000	9.944	01/15/32	246,704
CBAM Ltd. Series 2017-2A, Class AR(b)(e) (3 mo. USD Term SOFR + 1.452%)
2,000,000	6.854	07/17/34	1,995,728
CIFC Funding Ltd. Series 2023-3A, Class E(b)(e)
500,000	0.000	01/20/37	500,000
400,000	0.000	01/20/37	400,000

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
Dryden 68 CLO Ltd. Series 2019-68A, Class AR(b)(e) (3 mo. USD Term SOFR + 1.432%)
$2,200,000	6.826%	07/15/35	$ 2,194,496
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AR2(b)(e) (3 mo. USD Term SOFR + 1.372%)
424,066	6.762	10/29/29	424,094
Halseypoint CLO 5 Ltd. Series 2021-5A, Class A1A(b)(e) (3 mo. USD Term SOFR + 1.472%)
1,300,000	6.862	01/30/35	1,296,927
Halseypoint CLO 7 Ltd. Series 2023-7A, Class A(b)(e) (3 mo. USD Term SOFR + 2.250%)
1,750,000	7.509	07/20/36	1,762,948
Hayfin U.S. XII Ltd. Series 2018-8A, Class A(b)(e) (3 mo. USD Term SOFR + 1.382%)
285,228	6.797	04/20/31	285,215
Helios Issuer LLC Series 2023-GRID1, Class 1A(e)
98,384	5.750	12/20/50	100,437
Invesco CLO Ltd. Series 2021-2A, Class A(b)(e) (3 mo. USD Term SOFR + 1.382%)
400,000	6.776	07/15/34	399,151
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(e) (30 day USD SOFR Average + 1.600%)
340,000	6.937	05/25/54	340,000
Logan CLO I Ltd. Series 2021-1A, Class A(b)(e) (3 mo. USD Term SOFR + 1.422%)
1,900,000	6.837	07/20/34	1,899,977
MidOcean Credit CLO VIII Series 2018-8X, Class A2(b) (3 mo. USD Term SOFR + 1.562%)
500,000	6.929	02/20/31	496,974
Mountain View CLO LLC Series 2016-1A, Class AR(b)(e) (3 mo. USD Term SOFR + 1.622%)
1,200,000	7.016	04/14/33	1,192,862
Neuberger Berman Loan Advisers CLO 44 Ltd. Series 2021-44A, Class D(b)(e) (3 mo. USD Term SOFR + 3.112%)
550,000	8.506	10/16/34	542,396
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(b)(e) (3 mo. USD Term SOFR + 1.392%)
460,000	6.786	10/14/35	459,979
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(b)(e) (3 mo. USD Term SOFR + 1.432%)
900,000	6.847	01/20/35	899,970
OHA Credit Funding 15 Ltd. Series 2023-15A, Class A(b)(e) (3 mo. USD Term SOFR + 1.830%)
900,000	6.949	04/20/35	905,022
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(e) (3 mo. USD Term SOFR + 1.462%)
900,000	6.840	10/25/34	898,987
Southwick Park CLO LLC Series 2019-4A, Class A1R(b)(e) (3 mo. USD Term SOFR + 1.322%)
1,000,000	6.737	07/20/32	997,082

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(c) – (continued)
Collateralized Loan Obligations – (continued)
TCW CLO Ltd. Series 2023-1A, Class A1N(b)(e) (3 mo. USD Term SOFR + 2.070%)
$1,800,000	7.460%		04/28/36	$ 1,811,891

				28,270,646

Credit Card – 1.0%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
1,200,000	4.720		02/15/29	1,198,362
(30 day USD SOFR Average + 0.900%)
1,000,000	6.227	(b)	08/15/28	1,001,349
Discover Card Execution Note Trust Series 2023-A1, Class A
1,000,000	4.310		03/15/28	992,047

				3,191,758

Home Equity(b) – 0.4%
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4, Class M2 (1 mo. USD Term SOFR + 0.789%)
206,830	6.145		10/25/35	199,034
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1 mo. USD Term SOFR + 0.734%)
383	5.077		01/25/32	365
Home Equity Asset Trust Series 2002-1, Class A4 (1 mo. USD Term SOFR + 0.714%)
257	6.070		11/25/32	230
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1 mo. USD Term SOFR + 0.344%)
451,828	5.700		04/25/37	425,259
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1 mo. USD Term SOFR + 0.554%)
2,425,324	5.910		04/25/37	618,757
Soundview Home Loan Trust Series 2007-NS1, Class A3 (1 mo. USD Term SOFR + 0.314%)
15,889	5.670		01/25/37	15,851

				1,259,496

Student Loan(b) – 1.0%
AccessLex Institute Series 2004-1, Class A2 (90 day USD SOFR Average + 0.472%)
280,939	5.824		09/26/33	277,174
Navient Student Loan Trust Series 2017-2A, Class A(e) (30 day USD SOFR Average + 1.164%)
2,468,450	6.502		12/27/66	2,453,129
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (30 day USD SOFR Average + 1.264%)
645,190	6.602		09/25/65	646,172

				3,376,475

TOTAL ASSET-BACKED SECURITIES (Cost $39,349,707)				$ 39,238,629

Principal Amount		Interest Rate	Maturity Date	Value

Agency Debentures – 1.6%
Sovereign – 1.6%
Federal Farm Credit Banks Funding Corp.
	$1,650,000	2.850%	03/28/34	$ 1,431,755
	1,700,000	3.500	09/01/32	1,597,303
	3,120,000	1.700	04/23/35	2,336,630

TOTAL AGENCY DEBENTURES (Cost $6,340,849)				$ 5,365,688

Municipal Debt Obligations – 1.2%
California – 0.4%
California State GO Bonds Build America Taxable Series 2009(c)
	$210,000	7.550%	04/01/39	$ 265,148
East Bay Municipal Utility District Water System RB Build America Sub Series 2010
	900,000	5.874	06/01/40	986,669

				1,251,817

Illinois – 0.4%
Illinois State GO Bonds Build America Series 2010
	731,868	7.350	07/01/35	790,814
Illinois State GO Bonds Taxable-Pension Series 2003
	530,000	5.100	06/01/33	524,403

				1,315,217

New York – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
	800,000	5.175	11/15/49	779,970
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810	10/15/65	364,215

				1,144,185

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	240,000	6.270	02/15/50	261,634

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,027,638)				$ 3,972,853

Sovereign Debt Obligations – 0.6%
Euro – 0.1%
Ivory Coast Government International Bonds
EUR	120,000	4.875%	01/30/32	$ 111,361
Romania Government International Bonds (e)
	70,000	2.000	01/28/32	59,522
	80,000	3.375	01/28/50	59,970

				230,853

Sovereign – 0.3%
Ecuador Government International Bonds(e)(i)
	$41,572	0.000	07/31/30	11,785

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Ivory Coast Government International Bonds
	$200,000	6.125%		06/15/33	$ 183,625
EUR	130,000	6.625		03/22/48	114,093
Mexico Government International Bonds(c)
	$624,000	3.771		05/24/61	421,785
Romania Government International Bonds
EUR	10,000	2.875		03/11/29	9,980
	190,000	3.624	(e)	05/26/30	192,589
	70,000	3.375		01/28/50	52,474

					986,331

United States Dollar – 0.2%
Hungary Government International Bonds
	$400,000	6.125		05/22/28	416,064
Israel Government AID Bonds(j)
	40,000	5.500		09/18/33	44,010
Panama Government International Bonds(c)
	200,000	4.500		01/19/63	130,688
Peru Government International Bonds(c)
	20,000	2.780		12/01/60	12,444
	100,000	3.230	(k)	07/28/21	62,156

					665,362

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,388,060)					$ 1,882,546

U.S. Treasury Obligations – 2.5%
U.S. Treasury Bonds
	$1,664,000	4.375%		05/15/41	$ 1,717,300
	2,630,000	4.000		11/15/42	2,560,551
	1,460,000	4.750		11/15/43	1,568,816
U.S. Treasury Inflation-Indexed Bonds
	2,691,156	1.500		02/15/53	2,449,489
U.S. Treasury Notes
	2,600	3.500		04/30/30	2,542

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,147,694)					$ 8,298,698

Shares		Dividend Rate			Value

Investment Company(l) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
	1,423,078	5.248%			$ 1,423,078
(Cost $1,423,078)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 108.8% (Cost $372,787,165)					$362,784,595

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 0.3%
Certificates of Deposit – 0.3%
Banco Santander SA (Secured Overnight Financing Rate + 0.490%)
$1,000,000	5.890%	02/09/24	$ 1,000,486
(Cost $1,000,000)

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000)			$ 1,000,486

TOTAL INVESTMENTS – 109.1% (Cost $373,787,165)			$363,785,081

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.1)%			(30,378,248)

NET ASSETS – 100.0%			$333,406,833

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $41,355,728 which represents approximately 12.4% of net assets as of December 31, 2023.

(h)	Security is currently in default and/or non-income producing.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $44,010, which represents approximately 0% of the Fund’s net assets as of December 31, 2023

(k)	Actual maturity date is July 28, 2121.

(l)	Represents an affiliated Issuer.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	438,000	JPY	41,087,947	03/21/24	$4,056
	AUD	3,630,670	USD	2,364,263	02/12/24	113,290
	AUD	5,383,056	USD	3,584,934	03/20/24	92,231
	CAD	2,107,358	USD	1,540,246	02/09/24	51,042
	CAD	5,285,442	USD	3,940,249	03/20/24	52,995
	CHF	195,901	EUR	208,320	01/15/24	3,187
	CHF	1,238,828	EUR	1,317,154	01/25/24	21,398
	CHF	916,049	USD	1,055,655	02/23/24	39,543
	CHF	2,512,669	USD	2,887,225	03/20/24	125,250
	CNH	8,214,141	USD	1,158,000	03/20/24	1,234
	COP	1,536,610,964	USD	371,871	02/07/24	21,501
	COP	1,008,725,225	USD	244,782	02/09/24	13,359
	COP	2,647,869,473	USD	607,380	02/16/24	69,384
	COP	2,065,542,421	USD	498,756	05/10/24	20,653
	EUR	764,718	CZK	18,813,855	01/25/24	4,583
	EUR	217,461	GBP	188,463	01/25/24	64
	EUR	2,978,417	GBP	2,571,114	03/20/24	20,123
	EUR	267,000	PLN	1,156,377	03/20/24	2,147
	EUR	1,447,874	SEK	16,044,898	01/25/24	7,563
	EUR	2,153,451	USD	2,370,950	01/02/24	6,536
	EUR	3,402,220	USD	3,728,668	01/18/24	30,061
	EUR	12,238,481	USD	13,294,267	02/14/24	240,891
	EUR	8,048,329	USD	8,757,004	02/23/24	147,026
	EUR	2,427,367	USD	2,660,374	02/26/24	25,369
	EUR	2,000,724	USD	2,188,571	03/20/24	27,287
	EUR	10,169,420	USD	10,955,559	04/05/24	314,390
	GBP	231,392	EUR	266,760	01/15/24	296
	GBP	1,221,398	USD	1,484,184	01/10/24	72,760
	GBP	1,788,014	USD	2,247,716	02/09/24	31,878
	GBP	1,864,192	USD	2,358,664	03/20/24	18,463
	ILS	596,318	USD	162,228	03/20/24	2,881
	JPY	91,795,013	USD	626,823	02/13/24	28,658
	JPY	798,701,743	USD	5,551,115	03/21/24	186,255
	KRW	755,279,750	USD	575,000	03/20/24	10,961
	MXN	13,558,314	USD	749,549	02/07/24	43,755
	MXN	5,990,427	USD	329,281	03/08/24	19,576
	MXN	1,910,765	USD	107,919	03/20/24	3,137
	MXN	14,578,512	USD	789,534	04/10/24	54,949
	NOK	13,829,618	USD	1,244,445	02/05/24	117,982
	NOK	15,791,592	USD	1,484,198	03/20/24	72,875
	NZD	1,285,449	AUD	1,189,000	01/25/24	1,725
	NZD	1,773,417	USD	1,091,194	03/07/24	30,097
	NZD	1,349,869	USD	842,111	03/20/24	11,378
	PLN	6,773,134	USD	1,676,881	03/20/24	42,580
	SEK	24,877,559	EUR	2,226,346	01/25/24	8,804
	SEK	60,095,242	USD	5,556,448	01/30/24	409,614
	SEK	33,159,431	USD	3,235,070	03/20/24	63,028
	SGD	301,461	USD	228,200	01/16/24	405
	SGD	1,929,214	USD	1,455,517	01/25/24	8,137
	SGD	2,382,586	USD	1,779,744	03/20/24	32,306
	TWD	34,193,586	USD	1,097,517	03/13/24	34,671
	USD	8,550	COP	30,585,944	02/16/24	732

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc. (continued)	USD	178,128	COP	700,220,067	05/10/24	$2,047
	USD	907,282	EUR	817,872	01/18/24	3,708
	USD	350,679	EUR	314,334	02/23/24	2,924
	USD	10,229	EUR	8,898	02/26/24	384
	USD	10,353	EUR	8,874	04/05/24	519
	USD	17,336	MXN	293,980	02/07/24	135
	ZAR	5,331,857	USD	285,819	03/20/24	3,612

TOTAL						$2,776,395

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	3,379,341	NZD	3,650,960	01/25/24	$(3,318)
	CHF	741,300	EUR	801,027	01/25/24	(1,404)
	CNH	4,267,528	USD	603,508	03/20/24	(1,246)
	CZK	7,882,515	EUR	320,412	01/25/24	(1,937)
	EUR	353,142	AUD	579,047	03/20/24	(4,432)
	EUR	739,829	CHF	695,286	01/25/24	(11,367)
	EUR	523,000	CHF	491,165	03/20/24	(9,628)
	EUR	216,936	CZK	5,366,887	01/25/24	(29)
	EUR	1,069,757	GBP	928,343	01/25/24	(1,267)
	EUR	1,097,922	NOK	13,041,295	03/20/24	(69,909)
	EUR	458,000	SEK	5,165,246	03/20/24	(6,497)
	EUR	249,158	USD	276,418	02/26/24	(739)
	GBP	182,931	EUR	211,712	01/25/24	(762)
	GBP	1,094,449	EUR	1,272,762	03/20/24	(14,032)
	GBP	695,637	USD	889,446	03/20/24	(2,404)
	NZD	1,349,254	AUD	1,252,415	01/25/24	(1,189)
	NZD	437,531	AUD	406,127	03/20/24	(786)
	SEK	10,179,357	EUR	922,251	01/25/24	(8,862)
	SEK	12,952,400	USD	1,294,334	03/20/24	(6,064)
	SGD	322,605	USD	245,293	01/25/24	(539)
	TRY	8,287,966	USD	261,533	03/20/24	(702)
	USD	2,325,923	AUD	3,571,794	02/12/24	(111,453)
	USD	1,617,718	CAD	2,213,356	02/09/24	(53,609)
	USD	3,860,736	CAD	5,190,485	03/20/24	(60,766)
	USD	1,123,741	CHF	975,082	02/23/24	(42,035)
	USD	2,562,386	CHF	2,207,728	03/20/24	(84,492)
	USD	3,410,480	CNH	24,376,311	03/20/24	(29,667)
	USD	976,532	COP	4,020,117,313	02/09/24	(52,247)
	USD	476,793	COP	2,059,149,602	02/16/24	(49,501)
	USD	1,074,528	COP	4,433,005,667	05/10/24	(40,215)
	USD	551,795	CZK	12,495,955	03/20/24	(5,793)
	USD	2,356,030	EUR	2,152,610	01/02/24	(20,527)
	USD	2,020,097	EUR	1,833,990	01/18/24	(6,072)
	USD	13,370,216	EUR	12,313,474	02/14/24	(247,880)
	USD	9,507,943	EUR	8,837,299	02/23/24	(268,939)
	USD	1,001,107	EUR	910,751	02/26/24	(6,587)
	USD	4,810,262	EUR	4,439,464	03/20/24	(106,573)
	USD	10,103,479	EUR	9,407,596	04/05/24	(322,201)
	USD	2,646,479	GBP	2,177,651	01/10/24	(129,421)
	USD	2,244,716	GBP	1,786,342	02/09/24	(32,748)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	4,111,781	GBP	3,265,822	03/20/24	$(52,635)
	USD	450,804	ILS	1,667,270	03/20/24	(10,833)
	USD	1,275,237	JPY	186,751,892	02/13/24	(58,303)
	USD	5,202,540	JPY	729,383,204	03/21/24	(36,888)
	USD	375,571	KRW	490,390,138	03/20/24	(4,882)
	USD	746,983	MXN	13,264,333	02/07/24	(29,119)
	USD	338,427	MXN	5,990,427	03/08/24	(10,430)
	USD	176,950	MXN	3,134,943	03/20/24	(5,256)
	USD	818,783	MXN	14,578,513	04/10/24	(25,700)
	USD	1,197,448	NOK	13,307,332	02/05/24	(113,527)
	USD	215,047	NOK	2,355,261	03/20/24	(17,185)
	USD	1,230,141	NZD	1,999,235	03/07/24	(33,929)
	USD	2,589,382	NZD	4,214,288	03/20/24	(75,209)
	USD	579,000	PLN	2,282,153	03/20/24	(359)
	USD	6,343,623	SEK	68,108,584	01/30/24	(417,976)
	USD	2,854,698	SEK	29,849,918	03/20/24	(114,230)
	USD	792,017	SGD	1,048,219	01/25/24	(3,246)
	USD	581,000	SGD	770,949	03/20/24	(5,337)
	USD	856,003	ZAR	16,474,991	03/20/24	(38,314)

TOTAL						$(2,871,197)

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/22/24	$(3,000,000)	$(2,717,905)
Government National Mortgage Association	3.500	TBA - 30yr	01/16/24	(1,000,000)	(931,438)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/16/24	(2,000,000)	(1,635,344)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	01/16/24	(5,000,000)	(4,425,781)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/16/24	(16,000,000)	(15,522,493)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/16/24	(15,000,000)	(14,849,993)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/16/24	(3,000,000)	(2,839,217)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	01/16/24	(11,000,000)	(11,054,146)

(PROCEEDS RECEIVABLE: $(53,121,660))					$(53,976,317)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	85	03/19/24	$9,595,703	$(6,782)
2 Year U.S. Treasury Notes	132	03/28/24	27,180,656	89,921
20 Year U.S. Treasury Bonds	70	03/19/24	8,745,625	256,081
5 Year U.S. Treasury Notes	323	03/28/24	35,133,820	108,346
Ultra Long U.S. Treasury Bonds	164	03/19/24	21,909,375	1,404,299

Total				$1,851,865

Short position contracts:
10 Year U.K. Long Gilt	(1)	03/26/24	(130,843)	(8,453)
5 Year German Euro-Bobl	(92)	03/07/24	(12,114,484)	(166,886)
5 Year German Euro-Bund	(4)	03/07/24	(605,936)	(10,891)
5 Year German Euro-Oat	(5)	03/07/24	(725,902)	(3,949)
Ultra 10-Year U.S. Treasury Note	(45)	03/19/24	(5,310,703)	(226,863)

Total				$(417,042)

TOTAL FUTURES CONTRACTS				$1,434,823

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.950%(a)	01/02/24	BRL	2,500	(b)	$3,444	$(8,562)	$12,006
12.300%(a)	1M BID Average(a)	01/02/24		140	(b)	89	(1)	90
11.814(a)	1M BID Average(a)	01/02/24		2	(b)	5	1	4
1M BID Average(a)	12.060(a)	01/02/25		4,500	(b)	1,087	98,706	(97,619)
1M BID Average(a)	12.063(a)	01/02/25		5,320	(b)	11,274	116,231	(104,957)
13.300(a)	1M BID Average(a)	01/02/25		3,370	(b)	(18,839)	(96,743)	77,904
6M EURO(c)	3.720(d)	03/18/25	EUR	39,060		300,225	(56,496)	356,721
1M BID Average(a)	10.850(a)	01/02/26	BRL	16,520	(b)	36,167	3,788	32,379
9.500(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	9,930		(1,936)	(261)	(1,675)
1.250(d)	12M CHFOR(d)	03/20/26	CHF	40,360		(183,835)	(202,997)	19,162
3.000(d)	12M EURO(d)	03/20/26	EUR	66,710		(960,450)	(888,218)	(72,232)
4M CNRR(c)	2.000(c)	03/20/26	CNY	8,770		(292)	(2,790)	2,498
3M STIBOR(c)	3.500(d)	03/20/26	SEK	390,720		626,996	403,799	223,197
3M KWCDC(c)	3.750(c)	03/20/26	KRW	1,677,240		15,669	4,141	11,528
12M CDOR(e)	3.750(e)	03/20/26	CAD	20,760		46,528	(24,626)	71,154
3.750(c)	3M AUDOR(c)	03/20/26	AUD	32,060		17,334	134,390	(117,056)
12M SOFR(d)	4.000(d)	03/20/26		$14,190		48,546	14,505	34,041
6M NIBOR(e)	4.250(d)	03/20/26	NOK	208,580		201,715	156,159	45,556
12M GBP(d)	5.250(d)	03/20/26	GBP	35,630		1,253,433	894,147	359,286
3M JIBAR(c)	8.000(c)	03/20/26	ZAR	23,740		7,903	8,113	(210)
12M JYOR(d)	0.500(d)	08/02/26	JPY	1,349,550		30,517	6,595	23,922
1M BID Average(a)	13.030(a)	01/04/27	BRL	930	(b)	12,982	—	12,982
11.230(a)	1M BID Average(a)	01/04/27		2,840	(b)	(9,594)	5,450	(15,044)
10.286(a)	1M BID Average(a)	01/04/27		3,450	(b)	(6,432)	—	(6,432)
12M SOFR(d)	3.350(d)	10/06/27		$44,210		207,247	(157,896)	365,143
6M EURO(e)	3.000(d)	10/20/27	EUR	19,130		358,752	(142,440)	501,192
12M SOFR(d)	3.730(d)	11/28/27		$8,540		98,103	41,446	56,657
12M EURO(d)	2.673(d)	04/22/28	EUR	20,080		511,427	83,326	428,101
2.852(d)	3M EURO(c)	04/22/28		20,080		(500,584)	(71,843)	(428,741)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.500%(d)	12M JYOR(d)	08/03/28	JPY	2,810,140		$60,434	$(34,974)	$95,408
12M SOFR(d)	3.696%(d)	09/22/28		$36,080		357,102	(76,498)	433,600
12M EURO(d)	2.500(d)	10/19/28	EUR	10,800		203,013	75,504	127,509
11.500(a)	1M BID Average(a)	01/02/29	BRL	3,620	(b)	(33,285)	(13,682)	(19,603)
1.250(d)	12M CHFOR(d)	03/20/29	CHF	1,890		(23,166)	(20,008)	(3,158)
2.750(d)	12M EURO(d)	03/20/29	EUR	2,090		(70,355)	(43,161)	(27,194)
4M CNRR (c)	2.500(c)	03/20/29	CNY	5,710		8,006	1,823	6,183
3M KWCDC(c)	3.750(c)	03/20/29	KRW	1,936,790		55,490	12,527	42,963
6M NIBOR(e)	3.750(d)	03/20/29	NOK	44,840		81,806	70,884	10,922
8.500(c)	3M JIBAR(c)	03/20/29	ZAR	14,600		(13,962)	(14,385)	423
12M SOFR(d)	4.250(d)	03/20/29		$12,240		456,268	388,392	67,876
12M GBP(d)	4.750(d)	03/20/29	GBP	4,110		348,385	201,127	147,258
4.000(e)	6M AUDOR(e)	03/20/29	AUD	4,290		(11,462)	50,330	(61,792)
3.000(d)	6M EURO(e)	03/20/29	EUR	1,110		(36,964)	(29,345)	(7,619)
0.500(d)	12M JYOR(d)	03/21/29	JPY	8,005,000		32,548	561,449	(528,901)
2.680(d)	12M SOFR(d)	07/28/32		$10,090		254,403	125,890	128,513
12M JYOR(d)	1.250(d)	08/02/33	JPY	579,210		9,522	(1,635)	11,157
1.250(d)	12M JYOR(d)	08/03/33		776,000		(12,665)	(41,401)	28,736
12M SOFR(d)	4.306(d)	10/05/33		$15,330		550,940	1,758	549,182
6M EURO(e)	3.000(d)	11/10/33	EUR	14,390		301,100	184,595	116,505
12M SOFR(d)	3.500(d)	12/20/33		$140	(b)	300	718	(418)
9.000(a)	Mexico Interbank TIIE 28 Days(a)	03/08/34	MXN	5,690		(14,308)	(11,190)	(3,118)
12M CHFOR(d)	1.500(d)	03/20/34	CHF	2,390		90,856	85,082	5,774
3.250(e)	12M CDOR(e)	03/20/34	CAD	580		(8,060)	1,716	(9,776)
12M EURO(d)	2.750(d)	03/20/34	EUR	2,070		101,161	59,345	41,816
6M EURO(e)	3.000(d)	03/20/34		2,760		145,712	128,689	17,023
3M KWCDC(c)	3.750(c)	03/20/34	KRW	517,690		27,704	19,875	7,829
3.000(d)	3M STIBOR(c)	03/20/34	SEK	49,970		(301,541)	(207,244)	(94,297)
6M AUDOR(e)	4.250(e)	03/20/34	AUD	3,610		13,526	(83,944)	97,470
12M GBP(d)	4.250(d)	03/20/34	GBP	140		14,975	7,563	7,412
12M SOFR(d)	4.250(d)	03/20/34		$7,140		496,734	455,016	41,718
3M NZDOR(c)	4.750(e)	03/20/34	NZD	3,230		106,287	3,735	102,552
6M WIBOR(e)	5.000(d)	03/20/34	PLN	2,530		28,742	26,877	1,865
3.750(d)	6M NIBOR(e)	03/20/34	NOK	11,080		(42,877)	(29,300)	(13,577)
3M JIBAR(c)	9.500(c)	03/20/34	ZAR	4,960		5,883	3,197	2,686
1.000(d)	12M JYOR(d)	03/21/34	JPY	537,000		(42,163)	30,341	(72,504)
3.240(d)	12M SOFR(d)	10/06/35		$10,150		65,702	(93,091)	158,793
3.781(d)	12M SOFR(d)	09/22/36		8,140		(256,368)	119,870	(376,238)
12M SOFR(d)	2.910(d)	07/28/37		27,130		(593,461)	(375,955)	(217,506)
6M EURO(e)	2.152(d)	08/09/37	EUR	11,580		(283,689)	(520,124)	236,435
12M SOFR(d)	3.391(d)	05/10/38		$28,210		(169,531)	(230,346)	60,815
12M JYOR(d)	1.500(d)	08/03/38	JPY	841,000		(43,896)	(63,611)	19,715
1.451(d)	6M EURO(e)	08/10/42	EUR	29,640		1,081,952	868,499	213,453
2.080(d)	12M SOFR(d)	07/28/47		$26,920		611,722	432,164	179,558
6M EURO(e)	1.051(d)	08/11/47	EUR	17,340		(535,866)	(376,787)	(159,079)
2.564(d)	12M SOFR(d)	05/11/53		$24,010		255,219	191,978	63,241
2.000(d)	6M EURO(e)	05/17/53	EUR	5,330		18,468	30,256	(11,788)
2.500(d)	6M EURO(e)	11/10/53		6,420		(308,282)	(221,203)	(87,079)
3.613(d)	12M SOFR(d)	11/15/53		$8,180		(353,015)	(54,327)	(298,688)
3.512(d)	12M SOFR(d)	11/29/53		2,700		(97,451)	(48,572)	(48,879)
2.500(d)	6M EURO(e)	03/20/54	EUR	1,700		(77,552)	(50,049)	(27,503)

TOTAL						$4,561,522	$1,816,292	$2,745,230

(a)	Payments made at monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made semi-annually.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.16	0.500%	0.766%	MS & Co. Int. PLC	04/17/65	$7,900	$(139,763)	$(155,540)	$15,777

TOTAL						$(139,763)	$(155,540)	$15,777

(a)	Payments made at monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co. 6.750%, 03/15/32	1.000%	0.285%	06/20/26	$1,525	$26,256	$10,257	$15,999
The Boeing Co., 8.750%, 15/08/21	1.000	0.225	06/20/24	500	2,001	1,016	985

TOTAL					$28,257	$11,273	$16,984

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	3.425%	03/13/2024	24,350,000	$24,350,000	$9,409	$26,232	$(16,823)
3M IRS	MS & Co. Int. PLC	3.800	03/13/2024	48,700,000	48,700,000	3,903	14,308	(10,405)

				73,050,000	$73,050,000	$13,312	$40,540	$(27,228)

Puts
3M IRS	Citibank NA	4.050	02/05/2024	11,820,000	11,820,000	83	2,318	(2,235)
3M IRS	Citibank NA	3.700	02/05/2024	11,820,000	11,820,000	725	13,667	(12,942)
3M IRS	Citibank NA	3.750	02/05/2024	11,820,000	11,820,000	530	10,494	(9,964)
3M IRS	Citibank NA	4.000	02/05/2024	11,820,000	11,820,000	112	2,929	(2,817)

				47,280,000	$47,280,000	$1,450	$29,408	$(27,958)

Total purchased option contracts				120,330,000	$120,330,000	$14,762	$69,948	$(55,186)

Written option contracts
Calls
6M IRS	Citibank NA	3.720	03/14/2024	(22,060,000)	(22,060,000)	(172,471)	(50,129)	(122,342)
6M IRS	Citibank NA	3.744	03/14/2024	(22,060,000)	(22,060,000)	(177,869)	(48,800)	(129,069)
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(2,430,000)	(2,430,000)	(16,880)	(26,989)	10,109
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(2,420,000)	(2,420,000)	(78,284)	(29,161)	(49,123)
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(2,430,000)	(2,430,000)	(32,973)	(27,034)	(5,939)
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(2,440,000)	(2,440,000)	(20,934)	(27,206)	6,272
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(2,410,000)	(2,410,000)	(98,214)	(26,329)	(71,885)
3M IRS	MS & Co. Int. PLC	3.650	03/13/2024	(73,050,000)	(73,050,000)	(11,016)	(34,975)	23,959
1M IRS	UBS AG (London)	2.660	01/15/2024	(2,420,000)	(2,420,000)	(6,896)	(25,280)	18,384
1M IRS	UBS AG (London)	2.431	01/22/2024	(2,430,000)	(2,430,000)	(17,973)	(24,972)	6,999

				(134,150,000)	$(134,150,000)	$(633,510)	$(320,875)	$(312,635)

Puts
3M IRS	Citibank NA	3.900	02/05/2024	(23,640,000)	(23,640,000)	(415)	(9,274)	8,859
3M IRS	Citibank NA	3.850	02/05/2024	(23,640,000)	(23,640,000)	(566)	(12,655)	12,089
6M IRS	Citibank NA	3.720	03/14/2024	(22,060,000)	(22,060,000)	(2,477)	(50,129)	47,652
6M IRS	Citibank NA	3.744	03/14/2024	(22,060,000)	(22,060,000)	(2,241)	(48,800)	46,559
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(2,430,000)	(2,430,000)	(40,918)	(26,989)	(13,929)
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(2,420,000)	(2,420,000)	(1,282)	(29,161)	27,879
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(2,430,000)	(2,430,000)	(12,975)	(27,034)	14,059
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(2,440,000)	(2,440,000)	(31,979)	(27,206)	(4,773)
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(2,410,000)	(2,410,000)	—	(26,329)	26,329
1M IRS	UBS AG (London)	2.660	01/15/2024	(2,420,000)	(2,420,000)	(47,848)	(25,280)	(22,568)
1M IRS	UBS AG (London)	2.431	01/22/2024	(2,430,000)	(2,430,000)	(30,343)	(24,972)	(5,371)

				(108,380,000)	$(108,380,000)	$(171,044)	$(307,829)	$136,785

Total written option contracts				(242,530,000)	$(242,530,000)	$(804,554)	$(628,704)	$(175,850)

TOTAL				(122,200,000)	$(122,200,000)	$(789,792)	$(558,756)	$(231,036)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put COP	Barclays Bank PLC	4,232.000%	05/08/2024	552,000	$552,000	$10,923	$25,337	$(14,414)
Call EUR/Put USD	Deutsche Bank AG	1.107	01/16/2024	4,276,000	4,276,000	25,009	25,588	(579)
Call USD/Put COP	MS & Co. Int. PLC	4,300.000	02/07/2024	588,000	588,000	1,696	26,372	(24,676)
Call USD/Put MXN	MS & Co. Int. PLC	17.875	02/05/2024	592,000	592,000	2,250	20,448	(18,198)
Call USD/Put COP	UBS AG (London)	4,200.000	02/14/2024	578,000	578,000	3,470	28,455	(24,985)

				6,586,000	$6,586,000	$43,348	$126,200	$(82,852)

Puts
Put USD/Call COP	Barclays Bank PLC	4,232.000	05/08/2024	552,000	552,000	45,964	25,337	20,627
Put USD/Call MXN	BofA Securities LLC	17.875	02/05/2024	592,000	592,000	30,208	20,448	9,760
Put EUR/Call USD	Capital Securities Corp	1.091	01/16/2024	4,261,831	4,261,831	9,339	23,573	(14,234)
Put EUR/Call USD	Capital Securities Corp	1.083	02/22/2024	3,064,000	3,064,000	10,726	21,767	(11,041)
Put GBP/Call USD	HSBC Bank PLC	1.198	02/07/2024	1,766,000	1,766,000	288	13,586	(13,298)
Put EUR/Call USD	MS & Co. Int. PLC	1.060	04/03/2024	3,336,569	3,336,569	7,849	75,883	(68,034)
Put USD/Call COP	MS & Co. Int. PLC	4,200.000	02/14/2024	578,000	578,000	46,052	22,629	23,423
Put EUR/Call USD	UBS AG (London)	1.082	02/21/2024	4,234,000	4,234,000	13,849	58,359	(44,510)
Put USD/Call COP	UBS AG (London)	4,300.000	02/07/2024	588,000	588,000	60,752	26,372	34,380

				18,972,400	$18,972,400	$225,027	$287,954	$(62,927)

Total purchased option contracts				25,558,400	$25,558,400	$268,375	$414,154	$(145,779)

Written option contracts
Calls
Call EUR/Put SEK	Barclays Bank PLC	11.275	01/10/2024	(748,000)	(748,000)	(851)	(6,643)	5,792
Call EUR/Put CZK	BofA Securities LLC	24.320	01/02/2024	(723,000)	(723,000)	(11,875)	(4,349)	(7,526)
Call USD/Put MXN	BofA Securities LLC	17.875	02/05/2024	(592,000)	(592,000)	(2,250)	(21,318)	19,068
Call EUR/Put GBP	Capital Securities Corp	0.858	01/04/2024	(741,000)	(741,000)	(7,946)	(4,512)	(3,434)
Call EUR/Put USD	Capital Securities Corp	1.107	01/16/2024	(4,276,000)	(4,276,000)	(25,009)	(14,847)	(10,162)
Call AUD/Put NZD	Citibank NA	1.074	01/12/2024	(1,219,000)	(1,219,000)	(5,027)	(4,383)	(644)
Call AUD/Put NZD	Citibank NA	1.079	01/18/2024	(1,210,000)	(1,210,000)	(3,459)	(4,368)	909
Call EUR/Put SEK	Deutsche Bank AG	11.300	01/04/2024	(742,000)	(742,000)	(144)	(6,471)	6,327
Call EUR/Put CHF	HSBC Bank PLC	0.947	01/04/2024	(742,000)	(742,000)	(57)	(4,855)	4,798
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.071	01/04/2024	(1,212,000)	(1,212,000)	(5,825)	(3,979)	(1,846)
Call USD/Put SGD	JPMorgan Securities, Inc.	1.322	01/25/2024	(817,000)	(817,000)	(3,337)	(4,255)	918
Call AUD/Put NZD	MS & Co. Int. PLC	1.081	01/25/2024	(1,204,000)	(1,204,000)	(3,436)	(4,518)	1,082
Call EUR/Put CHF	MS & Co. Int. PLC	0.942	01/25/2024	(744,000)	(744,000)	(1,605)	(5,366)	3,761
Call EUR/Put SEK	MS & Co. Int. PLC	11.125	01/25/2024	(744,000)	(744,000)	(6,296)	(7,003)	707
Call USD/Put SGD	MS & Co. Int. PLC	1.340	01/12/2024	(802,000)	(802,000)	(347)	(4,312)	3,965
Call EUR/Put CHF	UBS AG (London)	0.948	01/18/2024	(745,000)	(745,000)	(612)	(4,820)	4,208
Call EUR/Put CZK	UBS AG (London)	24.650	01/25/2024	(744,000)	(744,000)	(5,854)	(4,814)	(1,040)
Call EUR/Put SEK	UBS AG (London)	11.080	01/29/2024	(742,000)	(742,000)	(8,467)	(7,042)	(1,425)
Call USD/Put SGD	UBS AG (London)	1.327	01/17/2024	(815,000)	(815,000)	(1,891)	(4,087)	2,196

				(19,562,000)	$(19,562,000)	$(94,288)	$(121,942)	$27,654

Puts
Put EUR/Call SEK	Barclays Bank PLC	11.275	01/10/2024	(748,000)	(748,000)	(12,439)	(6,643)	(5,796)
Put EUR/Call CZK	BofA Securities LLC	24.320	01/02/2024	(723,000)	(723,000)	(7)	(4,349)	4,342
Put EUR/Call GBP	Capital Securities Corp	0.858	01/04/2024	(741,000)	(741,000)	(89)	(4,512)	4,423
Put AUD/Call NZD	Citibank NA	1.074	01/12/2024	(1,219,000)	(1,219,000)	(1,506)	(4,383)	2,877

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Put AUD/Call NZD	Citibank NA	1.079%	01/18/2024	(1,210,000)	$(1,210,000)	$(3,645)	$(4,368)	$723
Put EUR/Call SEK	Deutsche Bank AG	11.125	01/25/2024	(744,000)	(744,000)	(6,766)	(7,003)	237
Put EUR/Call CHF	HSBC Bank PLC	0.942	01/25/2024	(744,000)	(744,000)	(14,083)	(5,366)	(8,717)
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.071	01/04/2024	(1,212,000)	(1,212,000)	(245)	(3,979)	3,734
Put USD/Call SGD	JPMorgan Securities, Inc.	1.322	01/25/2024	(817,000)	(817,000)	(5,826)	(4,255)	(1,571)
Put AUD/Call NZD	MS & Co. Int. PLC	1.081	01/25/2024	(1,204,000)	(1,204,000)	(4,991)	(4,518)	(473)
Put EUR/Call CHF	MS & Co. Int. PLC	0.948	01/18/2024	(745,000)	(745,000)	(18,036)	(4,820)	(13,216)
Put EUR/Call SEK	MS & Co. Int. PLC	11.080	01/29/2024	(742,000)	(742,000)	(5,632)	(7,042)	1,410
Put USD/Call MXN	MS & Co. Int. PLC	17.875	02/05/2024	(592,000)	(592,000)	(30,209)	(21,318)	(8,891)
Put USD/Call SGD	MS & Co. Int. PLC	1.340	01/12/2024	(802,000)	(802,000)	(13,277)	(4,312)	(8,965)
Put EUR/Call CHF	UBS AG (London)	0.947	01/04/2024	(742,000)	(742,000)	(16,226)	(4,856)	(11,370)
Put EUR/Call CZK	UBS AG (London)	24.650	01/25/2024	(744,000)	(744,000)	(3,162)	(4,814)	1,652
Put EUR/Call SEK	UBS AG (London)	11.300	01/04/2024	(742,000)	(742,000)	(13,483)	(6,471)	(7,012)
Put EUR/Call USD	UBS AG (London)	1.082	02/21/2024	(4,234,000)	(4,234,000)	(13,849)	(144,187)	130,338
Put USD/Call SGD	UBS AG (London)	1.327	01/17/2024	(815,000)	(815,000)	(7,087)	(4,087)	(3,000)

				(19,520,000)	$(19,520,000)	$(170,558)	$(251,283)	$80,725

Total written option contracts				(39,082,000)	$(39,082,000)	$(264,846)	$(373,225)	$108,379

TOTAL				(13,523,600)	$(13,523,600)	$3,529	$40,929	$(37,400)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
ICE	— Inter-Continental Exchange
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC1 yr.	— 1 year Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— US.Dollar

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2M IRS	— 2 Months Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
USD	— US.Dollar
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 44.5%
Collateralized Mortgage Obligations – 1.5%
Sequential Fixed Rate – 0.7%
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
$81,396	6.500%		02/15/36	$ 85,685
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
188,426	5.000		02/15/34	191,148
Federal National Mortgage Association REMICS Series 2011-99, Class DB
349,242	5.000		10/25/41	352,506
Federal National Mortgage Association REMICS Series 2012- 111, Class B
61,608	7.000		10/25/42	66,806
Federal National Mortgage Association REMICS Series 2012- 153, Class B
216,272	7.000		07/25/42	236,227
Federal National Mortgage Association REMICS Series 2011-52, Class GB
363,908	5.000		06/25/41	370,637
Government National Mortgage Association REMICS Series 2021-135, Class A
14,366,200	2.000	(a)	08/20/51	12,044,796

				13,347,805

Sequential Floating Rate(a) – 0.8%
Angel Oak Mortgage Trust Series 2021-6, Class A1
1,406,739	1.458	(b)(c)	09/25/66	1,128,693
Chase Home Lending Mortgage Trust Series 2023-RPL2, Class A1
2,290,536	3.250	(b)(c)	03/25/63	2,029,555
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (30 day USD SOFR Average + 1.650%)
443,056	6.987	(b)(c)	01/25/34	444,824
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class M2 (30 day USD SOFR Average + 2.800%)
266,851	8.137	(b)(c)	10/25/50	270,734
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3, Class M1A (30 day USD SOFR Average + 2.000%)
468,164	7.337	(b)(c)	04/25/42	472,644
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (30 day USD SOFR Average + 1.000%)
1,406,623	6.337	(b)(c)	01/25/42	1,402,010
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (30 day USD SOFR Average + 3.500%)
780,000	8.837	(b)(c)	03/25/42	808,481
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (30 Day USD SOFR Average + 3.350%)
1,387,000	8.687	(b)(c)	06/25/43	1,462,482
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1M2 (30 day USD SOFR Average + 1.550%)
978,000	6.887	(b)(c)	10/25/41	978,193

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (30 day USD SOFR Average + 1.650%)
$884,000	6.987	%(b)(c)	12/25/41	$ 872,558
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
739,908	9.237	(b)(c)	04/25/43	792,090
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
730,000	8.437	(b)(c)	06/25/43	762,164
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (30 day USD SOFR Average + 2.500%)
690,000	7.837	(b)(c)	10/25/43	705,211
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
42,169	5.950	(c)	01/19/36	42,141
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
42,433	6.190	(c)	10/25/34	40,618
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,250,020	2.520	(b)(c)	05/25/52	2,639,668
Mill City Mortgage Loan Trust Series 2017-2, Class A3
268,174	3.235	(b)(c)	07/25/59	257,107
OBX Trust Series 2022-NQM7, Class A1
430,194	5.110	(b)(d)	08/25/62	429,690
Verus Securitization Trust Series 2022-INV1, Class A1
254,384	5.041	(b)(d)	08/25/67	251,757
WaMu Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7
8,304	4.745	(c)	02/25/33	7,714
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
84,165	3.500	(b)(c)	07/25/49	75,687

				15,874,021

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 29,221,826

Commercial Mortgage-Backed Securities – 2.8%
Sequential Fixed Rate – 1.4%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$2,526,000	2.778	%(c)	11/15/54	$ 2,040,654
Bank Series 2019-BN21, Class A5
950,000	2.851	(a)	10/17/52	839,930
Bank Series 2023-BNK46, Class A4
3,350,000	5.745	(a)	08/15/56	3,533,365
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,325,000	5.754	(a)	07/15/56	1,392,318
BMO Mortgage Trust Series 2022-C3, Class A5
850,000	5.313	(a)	09/15/54	865,956
BMO Mortgage Trust Series 2023-C5, Class A5
4,400,000	5.765	(a)	06/15/56	4,631,689
BMO Mortgage Trust Series 2023-C7, Class A5
3,000,000	6.160	(a)	12/15/56	3,255,416

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
BX Trust Series 2022-CLS, Class A
$2,400,000	5.760	%(b)	10/13/27	$ 2,393,043
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
1,020,000	3.102	(a)	12/15/72	914,838
DOLP Trust Series 2021-NYC, Class A
4,650,000	2.956	(b)	05/10/41	3,829,435
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161, Class A2
3,450,000	4.900	(a)	10/25/33	3,554,406

				27,251,050

Sequential Floating Rate(c) –1.4%
BBCMS Mortgage Trust Series 2023-C21, Class AS
2,400,000	6.296	(a)	09/15/56	2,484,017
BBCMS Mortgage Trust Series 2023-5C23, Class A3
5,700,000	6.675	(a)	12/15/56	6,077,390
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (1 mo. USD Term SOFR + 2.281%)
1,800,000	7.643	(b)	06/15/40	1,795,635
BX Trust Series 2021-AR1A, Class C (1 mo. USD Term SOFR + 1.760%)
1,350,000	7.123	(b)	10/15/36	1,304,653
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
1,594,383	7.813	(b)	08/15/39	1,593,512
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class A
3,100,000	6.360	(b)	07/10/28	3,183,758
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-152, Class A2
3,600,000	3.780	(a)	11/25/32	3,416,850
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (30 day USD SOFR Average + 0.680%)
2,600,000	6.011	(a)	02/25/33	2,593,731
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K510, Class A2
1,350,000	5.069	(a)	10/25/28	1,378,633
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
3,100,000	4.000	(a)	04/15/55	2,870,643

				26,698,822

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 53,949,872

Federal Agencies – 40.2%
Adjustable Rate Federal National Mortgage Association(c) – 0.0%
(1 yr. CMT + 2.170%)
$994	5.040%		06/01/33	$ 1,005
(RFUCC1 yr. Treasury + 1.646%)
120,677	5.896		07/01/34	122,436
(RFUCC1 yr. Treasury + 1.566%)
497,786	5.644		09/01/34	503,547
(RFUCC1 yr. Treasury + 1.739%)
221,722	4.714		05/01/35	225,886

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association(c) – (continued)
(RFUCC1 yr. Treasury + 1.233%)
$119,356	4.337%	06/01/35	$ 120,308

			973,182

Federal Home Loan Mortgage Corp. – 0.1%
3,781	5.500	10/01/25	3,799
7,183	7.500	12/01/30	7,610
3,594	7.500	01/01/31	3,805
4,093	5.000	10/01/33	4,131
663	5.000	04/01/35	669
6,414	5.000	07/01/35	6,481
36,880	5.000	12/01/35	37,533
90,153	5.000	01/01/38	91,558
186,179	5.000	01/01/39	189,255
71,326	5.000	06/01/39	72,634
7,413	4.000	06/01/40	7,216
3,768	5.000	08/01/40	3,849
1,162	4.500	11/01/40	1,159
48,376	4.000	02/01/41	47,030
3,820	5.000	06/01/41	3,898
4,101	4.000	11/01/41	3,974
999,463	4.500	08/01/48	991,977

			1,476,578

Federal National Mortgage Association – 0.7%
6,853	8.000	02/01/31	7,026
11,112	7.000	03/01/31	11,677
14,460,140	3.500	09/01/62	13,002,954

			13,021,657

Government National Mortgage Association – 13.7%
4,233	6.000	11/15/38	4,443
37,006	5.000	07/15/40	37,585
489	5.000	01/15/41	488
2,552	4.000	02/20/41	2,494
4,077	4.000	11/20/41	3,981
683	4.000	01/20/42	667
2,172	4.000	04/20/42	2,121
1,372	4.000	10/20/42	1,339
20,606	4.000	08/20/43	20,099
1,931	4.000	03/20/44	1,882
2,383	4.000	05/20/44	2,322
164,790	4.000	11/20/44	160,575
10,812	4.000	05/20/45	10,535
1,456,841	4.000	07/20/45	1,419,583
23,152	4.000	10/20/45	22,545
3,963,737	3.500	04/20/47	3,742,560
4,174,800	3.500	12/20/47	3,934,458
114,288	4.500	02/20/48	113,662
300,514	4.500	04/20/48	297,460
798,125	4.500	05/20/48	788,768
762,962	5.000	07/20/48	767,119
1,294,472	4.500	08/20/48	1,276,867
687,413	5.000	08/20/48	690,300
5,501,462	4.500	09/20/48	5,426,642
5,608	3.500	09/20/48	5,285
866,469	5.000	10/20/48	870,107

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$2,727,137	5.000%		11/20/48	$ 2,738,588
4,937,246	4.500		12/20/48	4,867,014
1,542,562	5.000		12/20/48	1,548,558
2,820,661	4.500		01/20/49	2,779,656
2,466,358	5.000		01/20/49	2,475,944
1,932,653	4.000		02/20/49	1,866,315
612,065	4.500		02/20/49	602,976
489,791	4.500		03/20/49	482,670
1,725,280	4.000		03/20/49	1,666,060
873,098	5.000		03/20/49	876,491
7,989	3.500		04/20/49	7,522
1,957,553	4.000		04/20/49	1,890,360
605,795	4.000		05/20/49	584,433
19,289	3.500		08/20/49	18,123
3,162,794	3.000		08/20/49	2,883,509
2,151,629	5.000		08/20/49	2,163,353
1,200,380	3.500		09/20/49	1,127,571
736,119	4.500		10/20/49	725,648
15,368,513	3.000		10/20/49	14,002,877
578,899	3.500		12/20/49	543,652
1,698,319	3.500		02/20/50	1,594,914
5,752,531	3.000		03/20/50	5,246,096
160,800	3.500		06/20/50	150,617
374,204	3.500		07/20/50	351,290
1,054,017	4.000		01/20/51	1,011,086
2,532,830	3.500		03/20/51	2,378,028
734,101	3.000		07/20/51	665,995
1,515,363	2.500		09/20/51	1,309,642
1,800,128	2.500		10/20/51	1,563,061
7,946,931	3.000		11/20/51	7,185,527
2,820,864	2.500		11/20/51	2,447,608
6,689,128	3.000		12/20/51	6,072,731
10,185,882	2.500		12/20/51	8,815,189
966,879	2.500		01/20/52	835,014
35,765,138	4.500		09/20/52	34,899,638
1,875,030	3.500		02/20/53	1,750,203
9,000,000	2.000		TBA-30yr(e)	7,622,209
8,000,000	2.500		TBA-30yr(e)	7,007,750
6,000,000	5.000		TBA-30yr(e)	5,963,567
6,000,000	5.500		TBA-30yr(e)	6,037,222
34,000,000	6.000	(e)	TBA-30yr	34,556,005
62,000,000	6.500	(e)	TBA-30yr	63,455,004

				264,373,603

Uniform Mortgage-Backed Security – 25.7%
7,703	7.000		08/01/27	7,805
349	6.500		09/01/27	351
20,685	7.000		03/01/28	21,052
894	6.500		05/01/28	909
4,241	4.500		04/01/39	4,235
3,631	4.500		05/01/39	3,624
4,306	4.500		07/01/39	4,299
14,929	4.500		08/01/39	14,899
124,112	4.500		12/01/39	123,891
8,254	4.500		04/01/41	8,207
238,998	4.500		05/01/41	237,692
41,852	4.500		08/01/41	41,780
10,984	3.000		11/01/42	10,105

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$19,093	3.000%	12/01/42	$ 17,689
11,082	3.000	12/01/42	10,180
12,119	3.000	12/01/42	11,170
30,543	3.000	12/01/42	28,192
27,706	3.000	12/01/42	25,799
37,311	3.000	12/01/42	34,505
11,963	3.000	12/01/42	11,048
130,634	3.000	12/01/42	120,206
53,617	3.000	01/01/43	49,613
13,912	3.000	01/01/43	12,895
6,192	3.000	01/01/43	5,725
38,014	3.000	01/01/43	34,915
8,117	3.000	01/01/43	7,494
102,648	3.000	01/01/43	95,003
29,916	3.000	01/01/43	27,516
9,310	3.000	01/01/43	8,557
20,739	3.000	01/01/43	19,330
23,746	3.000	01/01/43	21,804
19,917	3.000	01/01/43	18,318
5,985	3.000	01/01/43	5,654
11,616	3.000	01/01/43	10,674
28,745	3.000	01/01/43	26,435
7,204	3.000	01/01/43	6,631
15,061	3.000	01/01/43	13,843
8,195	3.000	01/01/43	7,543
59,576	3.000	02/01/43	55,005
15,544	3.000	03/01/43	14,276
36,601	3.000	03/01/43	33,930
15,035	3.000	03/01/43	13,884
287,442	3.000	03/01/43	264,311
94,113	3.000	03/01/43	86,581
4,046	3.000	03/01/43	3,720
62,220	3.000	04/01/43	57,396
25,751	3.000	04/01/43	23,629
41,616	3.000	04/01/43	38,269
146,301	3.000	04/01/43	134,549
117,697	3.000	04/01/43	108,200
46,375	3.000	04/01/43	42,679
351,766	3.000	04/01/43	323,515
19,007	3.000	05/01/43	17,506
47,010	3.000	05/01/43	43,213
19,615	3.000	05/01/43	17,973
174,254	3.000	05/01/43	160,169
195,258	3.000	05/01/43	179,568
17,289	3.000	05/01/43	15,868
58,833	3.000	05/01/43	54,016
32,647	3.000	06/01/43	29,957
22,599	3.000	06/01/43	20,771
15,828	3.000	07/01/43	14,531
441,026	3.000	07/01/43	405,196
261,418	5.000	05/01/44	265,621
2,663,011	4.000	12/01/44	2,570,351
1,347,844	4.500	04/01/45	1,346,320
167,733	4.500	05/01/45	167,333
407,514	4.500	06/01/45	404,394
1,680,259	4.000	08/01/45	1,624,221
3,280,025	4.000	08/01/45	3,171,660
31,808	4.000	03/01/46	30,643

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$27,468	4.000%	03/01/46	$ 26,509
32,814	4.000	06/01/46	31,612
9,741	4.000	08/01/46	9,384
72,161	4.000	10/01/46	69,517
11,437	4.000	10/01/46	11,018
117,675	4.000	06/01/47	113,641
864,324	4.500	07/01/47	856,054
657,462	4.500	07/01/47	651,171
388,668	4.500	11/01/47	384,827
190,297	4.000	12/01/47	183,831
712,480	4.000	01/01/48	688,051
560,918	4.000	02/01/48	541,685
914,746	4.000	02/01/48	882,809
47,816	4.500	02/01/48	47,224
133,949	4.000	02/01/48	129,733
414,143	4.000	02/01/48	399,684
1,077,072	4.000	03/01/48	1,039,132
380,469	4.000	03/01/48	367,423
80,061	4.500	05/01/48	79,019
565,029	4.000	06/01/48	545,302
525,384	4.000	06/01/48	507,041
13,586	4.500	06/01/48	13,405
9,467	4.500	07/01/48	9,341
278,002	4.000	07/01/48	268,296
514,498	4.000	07/01/48	496,536
221,050	4.000	07/01/48	213,194
1,909	4.500	07/01/48	1,883
1,724,046	4.000	08/01/48	1,662,777
8,264	4.500	08/01/48	8,151
44,983	4.500	09/01/48	44,384
516,881	4.500	09/01/48	512,420
373,542	4.500	09/01/48	368,334
3,005,836	5.000	11/01/48	3,043,513
132,921	4.500	11/01/48	130,919
144,006	4.500	11/01/48	141,998
475,166	4.500	11/01/48	468,541
470,768	4.500	11/01/48	464,204
453,736	4.500	11/01/48	447,410
871,766	4.500	12/01/48	858,521
317,066	4.500	12/01/48	312,645
42,544	4.500	12/01/48	41,951
955,255	4.500	01/01/49	940,742
279,959	4.500	01/01/49	276,055
209,583	4.500	01/01/49	206,398
908,055	4.500	02/01/49	894,258
134,971	4.500	02/01/49	132,939
848,079	3.000	02/01/49	767,035
3,760	4.500	03/01/49	3,703
425,164	4.500	06/01/49	417,947
70,989	4.500	06/01/49	69,783
71,760	4.500	07/01/49	70,540
189,572	3.500	07/01/49	177,032
1,839,083	3.500	07/01/49	1,717,429
1,369,924	4.500	07/01/49	1,346,542
521,394	4.500	07/01/49	512,495
876,543	4.500	08/01/49	861,582
134,372	4.500	08/01/49	132,088
1,302,827	3.500	08/01/49	1,216,646

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$6,198,525	3.000%	09/01/49	$ 5,602,320
2,821,413	5.000	10/01/49	2,832,091
1,206,570	3.000	10/01/49	1,090,516
1,726,206	3.000	12/01/49	1,547,332
155,231	4.500	01/01/50	152,582
121,346	4.500	02/01/50	119,286
2,176,269	4.500	03/01/50	2,135,213
8,992,292	4.000	03/01/50	8,644,622
20,011,758	4.500	03/01/50	19,820,698
2,497,746	5.000	03/01/50	2,507,199
15,448	4.500	04/01/50	15,113
504,256	4.500	05/01/50	493,258
12,435	4.500	05/01/50	12,197
488,805	4.500	05/01/50	478,175
504,315	4.500	05/01/50	493,390
2,649,200	2.500	09/01/50	2,297,636
21,914,748	2.000	10/01/50	18,027,363
3,174,510	3.000	10/01/50	2,845,857
6,418,228	3.000	10/01/50	5,787,854
6,367,286	3.000	10/01/50	5,708,089
4,900,602	3.000	10/01/50	4,419,284
6,037,760	3.000	11/01/50	5,422,113
21,915,649	2.000	11/01/50	18,021,305
2,913,379	2.500	11/01/50	2,517,653
7,973,134	3.000	12/01/50	7,165,127
10,607,570	2.500	01/01/51	9,048,969
4,666,957	2.500	02/01/51	3,991,298
203,789	4.500	03/01/51	199,345
5,373,426	2.500	05/01/51	4,645,229
11,497,547	2.500	05/01/51	9,871,355
13,201,960	2.000	05/01/51	10,818,540
470,057	2.000	08/01/51	385,367
75,559	2.000	08/01/51	61,848
5,812,519	2.500	09/01/51	5,001,204
8,365,105	2.500	09/01/51	7,197,499
10,128,733	2.500	09/01/51	8,714,959
172,955	2.000	09/01/51	141,570
473,761	2.000	09/01/51	387,790
154,713	2.000	09/01/51	127,171
1,785,950	2.000	09/01/51	1,462,166
499,616	4.500	10/01/51	485,073
62,227	2.000	10/01/51	50,920
3,489,682	2.000	10/01/51	2,856,423
19,682,341	2.000	01/01/52	16,071,095
2,856,623	2.000	02/01/52	2,336,073
31,499,126	2.000	02/01/52	25,746,449
25,688,790	2.000	02/01/52	21,001,336
161,383	4.500	03/01/52	156,470
625,884	2.000	03/01/52	511,145
385,373	2.500	03/01/52	327,647
9,002,725	2.500	03/01/52	7,656,612
2,866,215	2.000	04/01/52	2,340,710
707,684	4.500	04/01/52	688,465
3,068,324	4.500	04/01/52	2,975,047
1,215,377	4.500	04/01/52	1,178,983
92,119	2.000	04/01/52	75,230
5,261,609	2.500	04/01/52	4,471,958
5,992,388	2.500	04/01/52	5,096,389

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$1,348,647	2.500%		04/01/52	$ 1,146,994
957,863	2.000		05/01/52	782,244
1,377,991	4.500		05/01/52	1,336,727
5,103,677	2.500		05/01/52	4,340,560
629,890	2.500		05/01/52	535,707
1,804,263	5.000		07/01/52	1,806,580
5,306,071	5.000		08/01/52	5,311,228
5,557,382	5.500		09/01/52	5,656,734
151,328	2.500		10/01/52	128,701
4,236,899	6.000		11/01/52	4,367,696
9,393,041	6.000		11/01/52	9,683,014
3,997,814	2.500		11/01/52	3,400,049
2,680,069	2.500		11/01/52	2,279,337
2,747,183	6.000		12/01/52	2,832,850
2,523,887	6.000		12/01/52	2,611,267
5,046,558	2.500		02/01/53	4,291,981
954,458	5.500		04/01/53	968,837
4,594,586	5.500		04/01/53	4,622,165
947,050	6.000		04/01/53	979,838
940,828	6.000		04/01/53	970,166
954,819	6.000		04/01/53	980,118
17,613,280	4.500		05/01/53	17,301,643
6,895,187	6.500		09/01/53	7,101,675
37,000,000	2.500		TBA-30yr(e)	31,513,596
27,000,000	3.500		TBA-30yr(e)	24,785,158
5,000,000	6.500		TBA-30yr(e)	5,122,653
14,000,000	7.000	(e)	TBA-30yr	14,439,149
21,000,000	7.000	(e)	TBA-30yr	21,652,161

				494,850,583

TOTAL FEDERAL AGENCIES				$ 774,695,603

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $875,186,932)				$ 857,867,301

Corporate Obligations – 31.1%
Aerospace & Defense(a) – 0.8%
Boeing Co.
$1,575,000	3.450%		11/01/28	$ 1,483,146
300,000	3.250		02/01/35	253,299
163,000	3.375		06/15/46	119,781
100,000	3.625		03/01/48	73,968
100,000	3.850		11/01/48	77,580
2,725,000	5.805		05/01/50	2,826,288
RTX Corp.
8,450,000	6.100		03/15/34	9,162,504
550,000	4.050		05/04/47	458,760

				14,455,326

Agriculture(a) – 0.1%
BAT Capital Corp.
2,000,000	2.259		03/25/28	1,789,120

Automotive – 1.0%
General Motors Co.
550,000	4.000		04/01/25	540,556

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Financial Co., Inc.(a)
$2,425,000	4.300%		07/13/25	$ 2,385,715
3,200,000	1.500		06/10/26	2,933,888
2,825,000	2.350		01/08/31	2,336,275
Hyundai Capital America(a)(b)
1,975,000	5.700		06/26/30	2,020,267
8,815,000	6.200		09/21/30	9,280,961

				19,497,662

Banks – 8.8%
Banco Santander SA
2,400,000	2.746		05/28/25	2,316,720
400,000	4.250		04/11/27	387,580
800,000	3.306		06/27/29	738,576
800,000	2.749		12/03/30	664,320
4,400,000	6.921		08/08/33	4,693,700
Bank of America Corp.
150,000	4.183	(a)	11/25/27	145,880
237,000	6.110		01/29/37	253,246
(3 mo. USD Term SOFR + 1.252%)
225,000	2.496	(a)(c)	02/13/31	193,374
(3 mo. USD Term SOFR + 1.632%)
1,550,000	3.593	(a)(c)	07/21/28	1,470,857
(5 yr. CMT + 1.200%)
94,000	2.482	(a)(c)	09/21/36	74,582
(Secured Overnight Financing Rate + 1.220%)
1,375,000	2.651	(a)(c)	03/11/32	1,162,013
(Secured Overnight Financing Rate + 1.220%)
245,000	2.299	(a)(c)	07/21/32	200,123
(Secured Overnight Financing Rate + 1.330%)
250,000	2.972	(a)(c)	02/04/33	212,440
(Secured Overnight Financing Rate + 1.370%)
3,150,000	1.922	(a)(c)	10/24/31	2,558,335
(Secured Overnight Financing Rate + 1.530%)
3,725,000	1.898	(a)(c)	07/23/31	3,042,543
(Secured Overnight Financing Rate + 1.630%)
10,680,000	5.202	(a)(c)	04/25/29	10,745,148
(Secured Overnight Financing Rate + 1.830%)
5,000,000	4.571	(a)(c)	04/27/33	4,769,300
(Secured Overnight Financing Rate + 2.150%)
5,225,000	2.592	(a)(c)	04/29/31	4,499,874
(Secured Overnight Financing Rate + 2.160%)
1,089,000	5.015	(a)(c)	07/22/33	1,076,640
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.755%)
315,000	4.596		07/26/30	313,324
Barclays PLC(a)(c)
(1 yr. CMT + 3.500%)
4,410,000	7.437		11/02/33	4,942,331
(Secured Overnight Financing Rate + 2.714%)
800,000	2.852		05/07/26	772,240
BNP Paribas SA(b)
900,000	3.375		01/09/25	881,172
(5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 4.149%)
650,000	6.625	(a)(c)	03/25/24	647,589
(Secured Overnight Financing Rate + 1.004%)
1,600,000	1.323	(a)(c)	01/13/27	1,475,712

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(b) – (continued)
(Secured Overnight Financing Rate + 2.074%)
$1,325,000	2.219	%(a)(c)	06/09/26	$ 1,265,017
BPCE SA(b)
1,150,000	4.625		09/12/28	1,125,126
(Secured Overnight Financing Rate + 1.312%)
1,650,000	2.277	(a)(c)	01/20/32	1,319,984
Citigroup, Inc.
2,500,000	4.600		03/09/26	2,468,125
3,175,000	3.400		05/01/26	3,064,700
2,450,000	4.450		09/29/27	2,393,381
(Secured Overnight Financing Rate + 1.351%)
3,725,000	3.057	(a)(c)	01/25/33	3,179,064
(Secured Overnight Financing Rate + 1.422%)
1,375,000	2.976	(a)(c)	11/05/30	1,225,703
(Secured Overnight Financing Rate + 2.086%)
2,495,000	4.910	(a)(c)	05/24/33	2,443,229
Credit Agricole SA(b)
1,050,000	3.250		10/04/24	1,031,814
(5 yr. USD Swap + 4.319%)
600,000	6.875	(a)(c)	09/23/24	596,274
Credit Suisse AG
1,175,000	2.950		04/09/25	1,138,528
4,135,000	1.250		08/07/26	3,750,817
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,194,863
First-Citizens Bank & Trust Co.(a)(c) (3 mo. USD Term SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,463,820
HSBC Holdings PLC
600,000	4.950		03/31/30	594,780
(3 mo. USD Term SOFR + 1.473%)
1,625,000	3.803	(a)(c)	03/11/25	1,618,516
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,592,273
ING Groep NV(a)(b)(c) (1 yr. CMT + 1.100%)
3,400,000	1.400		07/01/26	3,198,890
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.507%)
2,275,000	3.960		01/29/27	2,222,379
(3 mo. USD Term SOFR + 1.599%)
2,150,000	3.782		02/01/28	2,076,277
(3 mo. USD Term SOFR + 1.622%)
800,000	3.882		07/24/38	709,280
(3 mo. USD Term SOFR + 2.515%)
675,000	2.956		05/13/31	593,750
(3 mo. USD Term SOFR + 3.125%)
1,597,000	4.600		02/01/25	1,538,358
(3 mo. USD Term SOFR + 3.790%)
275,000	4.493		03/24/31	268,216
(Secured Overnight Financing Rate + 1.260%)
3,475,000	2.963		01/25/33	2,975,642
(Secured Overnight Financing Rate + 1.800%)
3,692,000	4.586		04/26/33	3,559,900
(Secured Overnight Financing Rate + 2.040%)
75,000	2.522		04/22/31	64,906
(Secured Overnight Financing Rate + 2.080%)
2,480,000	4.912		07/25/33	2,452,447

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Kreditanstalt fuer Wiederaufbau(f)
$13,520,000	3.375%		08/23/24	$ 13,370,739
M&T Bank Corp.(a)(c)
(Secured Overnight Financing Rate + 1.850%)
2,280,000	5.053		01/27/34	2,160,026
(Secured Overnight Financing Rate + 2.800%)
1,930,000	7.413		10/30/29	2,078,629
Morgan Stanley
1,631,000	3.950		04/23/27	1,583,016
(3 mo. USD Term SOFR + 1.890%)
325,000	4.431	(a)(c)	01/23/30	316,589
(Secured Overnight Financing Rate + 0.720%)
5,100,000	0.985	(a)(c)	12/10/26	4,693,734
(Secured Overnight Financing Rate + 1.034%)
2,625,000	1.794	(a)(c)	02/13/32	2,094,514
(Secured Overnight Financing Rate + 1.143%)
3,900,000	2.699	(a)(c)	01/22/31	3,416,283
(Secured Overnight Financing Rate + 1.152%)
1,050,000	2.720	(a)(c)	07/22/25	1,033,137
(Secured Overnight Financing Rate + 1.295%)
3,205,000	5.050	(a)(c)	01/28/27	3,207,724
(Secured Overnight Financing Rate + 1.360%)
3,175,000	2.484	(a)(c)	09/16/36	2,520,220
(Secured Overnight Financing Rate + 1.590%)
4,320,000	5.164	(a)(c)	04/20/29	4,340,174
(Secured Overnight Financing Rate + 2.076%)
2,470,000	4.889	(a)(c)	07/20/33	2,408,917
(Secured Overnight Financing Rate + 3.120%)
1,100,000	3.622	(a)(c)	04/01/31	1,013,628
NatWest Group PLC(a)(c)
(3 mo. USD LIBOR + 1.762%)
400,000	4.269		03/22/25	398,576
(5 yr. CMT + 2.100%)
500,000	3.754		11/01/29	487,675
Royal Bank of Canada
4,750,000	5.000		02/01/33	4,831,795
Shinhan Bank Co. Ltd.(b)
540,000	4.500		04/12/28	535,048
State Street Corp.(a)(c) (Secured Overnight Financing Rate + 2.650%)
100,000	3.152		03/30/31	90,093
Toronto-Dominion Bank
150,000	4.456		06/08/32	145,758
Truist Bank(a)
1,250,000	2.250		03/11/30	1,037,000
Truist Financial Corp.(a)(c) (Secured Overnight Financing Rate + 2.050%)
100,000	6.047		06/08/27	101,794
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
115,000	5.775		06/12/29	118,119
UBS Group AG
276,000	3.750		03/26/25	270,375
2,550,000	4.125	(b)	09/24/25	2,493,466
683,000	4.550		04/17/26	673,773
(3 mo. USD LIBOR + 1.410%)
1,675,000	3.869	(a)(b)(c)	01/12/29	1,579,944
(5 yr. CMT + 4.758%)
695,000	9.250	(a)(b)(c)	11/13/33	770,526

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS Group AG – (continued)
(Secured Overnight Financing Rate + 1.560%)
$1,982,000	2.593	%(a)(b)(c)	09/11/25	$ 1,939,169
(Secured Overnight Financing Rate + 1.730%)
1,545,000	3.091	(a)(b)(c)	05/14/32	1,316,943
(Secured Overnight Financing Rate + 5.020%)
1,725,000	9.016	(a)(b)(c)	11/15/33	2,121,681
(Secured Overnight Financing Rate Index + 0.980%)
315,000	1.305	(a)(b)(c)	02/02/27	288,622
Wells Fargo & Co.
2,700,000	3.000		10/23/26	2,563,893
4,150,000	4.300		07/22/27	4,063,721
(Secured Overnight Financing Rate + 2.100%)
288,000	4.897	(a)(c)	07/25/33	280,748
Westpac Banking Corp.(a)(c) (5 yr. CMT + 2.000%)
700,000	4.110		07/24/34	641,648

				170,351,375

Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
3,725,000	4.700		02/01/36	3,717,699
2,179,000	4.900		02/01/46	2,149,823
Anheuser-Busch InBev Worldwide, Inc.
585,000	8.200		01/15/39	781,443
1,350,000	5.450	(a)	01/23/39	1,424,358
400,000	4.950		01/15/42	400,852
275,000	4.600	(a)	04/15/48	260,901
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,359,352
50,000	3.600		02/15/28	48,020
50,000	3.150		08/01/29	46,510
1,900,000	2.250		08/01/31	1,598,223
JDE Peet’s NV(a)(b)
1,650,000	1.375		01/15/27	1,482,904
Keurig Dr Pepper, Inc.(a)
1,968,000	2.250		03/15/31	1,681,440

				14,951,525

Biotechnology(a) – 0.5%
Amgen, Inc.
3,370,000	5.250		03/02/30	3,465,472
3,418,000	5.250		03/02/33	3,503,279
1,890,000	5.650		03/02/53	1,992,400
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,377,060

				10,338,211

Building Materials(a) – 0.6%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,176,381
3,570,000	5.900	(b)	03/15/34	3,863,990
3,545,000	6.200	(b)	03/15/54	4,110,250

				11,150,621

Chemicals(a) – 0.2%
DuPont de Nemours, Inc.
975,000	4.493		11/15/25	968,887

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(a) – (continued)
Huntsman International LLC
$850,000	4.500%		05/01/29	$ 820,165
International Flavors & Fragrances, Inc.(b)
2,300,000	1.832		10/15/27	2,015,237
950,000	3.268		11/15/40	682,945

				4,487,234

Coal(a) – 0.0%
Teck Resources Ltd.
655,000	3.900		07/15/30	609,117

Commercial Services – 0.4%
Ashtead Capital, Inc.(a)(b)
650,000	1.500		08/12/26	589,478
DP World Ltd.
100,000	6.850	(b)	07/02/37	110,128
200,000	5.625		09/25/48	191,358
Emory University(a)
4,015,000	2.143		09/01/30	3,453,629
Global Payments, Inc.(a)
875,000	2.650		02/15/25	848,041
PayPal Holdings, Inc.(a)
2,375,000	1.650		06/01/25	2,267,484
University of Chicago
320,000	5.420		10/01/30	332,097

				7,792,215

Computers(a) – 0.3%
Dell International LLC/EMC Corp.
607,000	5.850		07/15/25	613,252
2,326,000	6.020		06/15/26	2,380,312
451,000	5.300		10/01/29	464,647
200,000	6.200		07/15/30	214,664
540,000	8.100		07/15/36	663,536
Hewlett Packard Enterprise Co.
1,782,000	4.900		10/15/25	1,775,763

				6,112,174

Diversified Financial Services – 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
900,000	4.875		01/16/24	899,712
965,000	6.500		07/15/25	979,359
5,125,000	2.450		10/29/26	4,747,339
1,725,000	3.000		10/29/28	1,574,752
700,000	3.300		01/30/32	609,595
375,000	3.400		10/29/33	322,185
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,171,002
1,625,000	3.375		07/01/25	1,573,845
625,000	2.875		01/15/26	595,825
2,200,000	3.750		06/01/26	2,125,662
American Express Co.(a)(c) (Secured Overnight Financing Rate + 1.835%)
4,785,000	5.043		05/01/34	4,778,301
Aviation Capital Group LLC(a)(b)
450,000	1.950		01/30/26	416,880
Avolon Holdings Funding Ltd.(a)(b)
975,000	3.950		07/01/24	962,598

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Avolon Holdings Funding Ltd.(a)(b) – (continued)
$2,125,000	2.875%		02/15/25	$ 2,052,070
1,050,000	4.250		04/15/26	1,015,539
Capital One Financial Corp.(a)
1,110,000	3.300		10/30/24	1,091,097
Charles Schwab Corp.(a)(c) (Secured Overnight Financing Rate + 2.500%)
95,000	5.853		05/19/34	97,929
Nomura Holdings, Inc.
950,000	2.608		07/14/31	788,263
REC Ltd.(b)
200,000	5.625		04/11/28	203,066

				27,005,019

Electrical – 0.9%
Alliant Energy Finance LLC(a)(b)
225,000	4.250		06/15/28	219,839
Ameren Corp.(a)
400,000	3.500		01/15/31	364,720
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	726,631
Arizona Public Service Co.(a)
425,000	2.950		09/15/27	401,481
Avangrid, Inc.(a)
50,000	3.200		04/15/25	48,618
Berkshire Hathaway Energy Co.(a)
1,275,000	3.700		07/15/30	1,207,731
Dominion Energy, Inc.(d)
575,000	3.071		08/15/24	565,144
Entergy Corp.(a)
1,025,000	2.950		09/01/26	974,006
Exelon Corp.(a)
1,000,000	4.050		04/15/30	955,560
NextEra Energy Capital Holdings, Inc.(a)
1,180,000	1.900		06/15/28	1,047,238
NRG Energy, Inc.(a)(b)
1,625,000	3.750		06/15/24	1,604,541
Ohio Power Co.(a)
675,000	2.600		04/01/30	591,597
Pacific Gas & Electric Co.(a)
500,000	3.300		08/01/40	366,480
Southern Co.(a)
1,730,000	3.250		07/01/26	1,668,741
Vistra Operations Co. LLC(a)(b)
3,350,000	3.550		07/15/24	3,299,348
Xcel Energy, Inc.(a)
2,925,000	3.350		12/01/26	2,818,910

				16,860,585

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	385,212
440,000	3.875	(b)	04/30/28	412,126
200,000	5.500	(b)	10/31/46	171,514
420,000	5.500		07/31/47	360,856
340,000	5.500	(b)	07/31/47	292,121

				1,621,829

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – 0.6%
Warnermedia Holdings, Inc.
$4,100,000	6.412%	03/15/26	$ 4,103,157
5,050,000	4.054	03/15/29	4,788,511
3,400,000	4.279	03/15/32	3,110,558

			12,002,226

Environmental – 0.4%
Nature Conservancy
60,000	0.944	07/01/26	54,164
75,000	1.304	07/01/28	63,849
Veralto Corp.(a)(b)
6,895,000	5.450	09/18/33	7,153,562

			7,271,575

Food & Drug Retailing(a) – 0.8%
J M Smucker Co.
2,498,000	5.900	11/15/28	2,630,244
6,235,000	6.200	11/15/33	6,801,200
3,535,000	6.500	11/15/53	4,083,137
Kraft Heinz Foods Co.
2,056,000	3.750	04/01/30	1,963,850
Sysco Corp.
225,000	6.600	04/01/40	253,555
75,000	6.600	04/01/50	87,846

			15,819,832

Gas(a) – 0.0%
East Ohio Gas Co.(b)
525,000	1.300	06/15/25	496,487
NiSource, Inc.
325,000	3.600	05/01/30	303,222

			799,709

Healthcare Providers & Services(a) – 1.3%
Adventist Health System
540,000	2.952	03/01/29	487,548
Banner Health
3,235,000	2.338	01/01/30	2,792,974
Baylor Scott & White Holdings
1,140,000	1.777	11/15/30	948,788
Centene Corp.
925,000	4.250	12/15/27	893,420
2,100,000	2.625	08/01/31	1,751,148
CommonSpirit Health
2,385,000	3.910	10/01/50	1,877,394
2,655,000	6.461	11/01/52	3,109,071
DH Europe Finance II SARL
50,000	3.250	11/15/39	41,502
HCA, Inc.
1,590,000	3.500	09/01/30	1,442,225
3,960,000	5.900	06/01/53	4,066,247
Rush Obligated Group
1,320,000	3.922	11/15/29	1,254,081
Stanford Health Care
975,000	3.310	08/15/30	900,184
STERIS Irish FinCo UnLtd Co.
501,000	2.700	03/15/31	430,785

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(a) – (continued)
Stryker Corp.
	$475,000	3.375%		11/01/25	$ 462,389
	75,000	1.950		06/15/30	64,141
Sutter Health
	605,000	2.294		08/15/30	518,551
UnitedHealth Group, Inc.
	3,750,000	5.350		02/15/33	3,966,337

					25,006,785

Home Builders(a) – 0.1%
Lennar Corp.
	1,235,000	4.750		11/29/27	1,235,111

Insurance – 0.1%
Arch Capital Finance LLC(a)
	1,200,000	4.011		12/15/26	1,165,620
Arch Capital Group Ltd.
	300,000	7.350		05/01/34	343,503
Great-West Lifeco Finance 2018 LP(a)(b)
	422,000	4.047		05/17/28	410,674
Willis North America, Inc.(a)
	700,000	2.950		09/15/29	627,641

					2,547,438

Internet – 0.6%
Amazon.com, Inc.(a)
	500,000	4.800		12/05/34	517,465
Expedia Group, Inc.(a)
	1,212,000	4.625		08/01/27	1,208,703
	825,000	3.800		02/15/28	794,409
	875,000	3.250		02/15/30	802,427
	331,000	2.950		03/15/31	292,296
Netflix, Inc.
	3,010,000	5.875		11/15/28	3,179,644
	3,575,000	4.875	(a)(b)	06/15/30	3,615,219
Prosus NV(a)
	200,000	3.257	(b)	01/19/27	183,813
	420,000	3.680	(b)	01/21/30	365,137
	690,000	3.680		01/21/30	599,869
EUR	100,000	2.031	(b)	08/03/32	84,220
	$230,000	4.027	(b)	08/03/50	149,931
	210,000	3.832	(b)	02/08/51	132,038

					11,925,171

Investment Companies(a)(b) – 0.0%
JAB Holdings BV
	500,000	2.200		11/23/30	401,540

Iron/Steel – 0.1%
POSCO(b)
	260,000	5.750		01/17/28	266,113
Steel Dynamics, Inc.(a)
	490,000	2.400		06/15/25	469,356
	1,075,000	1.650		10/15/27	957,782

					1,693,251

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(a) – 0.3%
Hyatt Hotels Corp.
$2,000,000	1.800%		10/01/24	$ 1,941,040
Marriott International, Inc.
2,100,000	5.000		10/15/27	2,126,271
2,625,000	2.850		04/15/31	2,276,768

				6,344,079

Machinery - Construction & Mining(a)(b) – 0.1%
Weir Group PLC
2,375,000	2.200		05/13/26	2,205,615

Machinery-Diversified(a) – 0.1%
Ingersoll Rand, Inc.
1,270,000	5.700		08/14/33	1,343,711

Media(a) – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
8,750,000	4.908		07/23/25	8,668,362
6,675,000	3.750		02/15/28	6,306,607
1,595,000	6.384		10/23/35	1,619,419
Comcast Corp.
1,300,000	3.950		10/15/25	1,283,243
1,173,000	3.300		02/01/27	1,132,367
5,725,000	4.800		05/15/33	5,797,078
100,000	3.750		04/01/40	86,038
275,000	4.700		10/15/48	262,749
Fox Corp.
700,000	4.030		01/25/24	699,076
75,000	5.476		01/25/39	73,142
Time Warner Cable LLC
275,000	5.875		11/15/40	250,154

				26,178,235

Mining(b) – 0.3%
Glencore Funding LLC
1,300,000	4.125	(a)	03/12/24	1,294,228
1,181,000	4.625		04/29/24	1,175,626
1,850,000	1.625	(a)	04/27/26	1,713,452
2,175,000	2.625	(a)	09/23/31	1,847,532
Newmont Corp./Newcrest Finance Pty. Ltd.(a)
525,000	3.250		05/13/30	472,804

				6,503,642

Miscellaneous Manufacturing – 0.1%
GE Capital International Funding Co. Unlimited Co.
405,000	4.418		11/15/35	393,231
General Electric Co.
700,000	5.875		01/14/38	770,574

				1,163,805

Multi-National(a)(b) – 0.1%
African Export-Import Bank
740,000	2.634		05/17/26	683,405
830,000	3.798		05/17/31	703,574

				1,386,979

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 0.3%
Aker BP ASA(a)(b)
$639,000	2.000%	07/15/26	$ 589,005
Devon Energy Corp.(a)
180,000	5.600	07/15/41	174,098
Marathon Petroleum Corp.(a)
600,000	3.625	09/15/24	590,766
375,000	3.800	04/01/28	358,504
Occidental Petroleum Corp.
1,034,000	7.875	09/15/31	1,174,790
Phillips 66(a)
375,000	3.850	04/09/25	369,026
725,000	1.300	02/15/26	673,097
QatarEnergy(a)(b)
410,000	3.300	07/12/51	298,726
Reliance Industries Ltd.(b)
480,000	2.875	01/12/32	410,918
250,000	3.750	01/12/62	177,595

			4,816,525

Packaging(a) – 0.1%
Berry Global, Inc.
1,475,000	1.570	01/15/26	1,371,632

Pharmaceuticals(a) – 1.3%
AbbVie, Inc.
1,709,000	4.500	05/14/35	1,671,470
638,000	4.300	05/14/36	611,734
3,250,000	4.050	11/21/39	2,939,235
Bristol-Myers Squibb Co.
1,440,000	6.250	11/15/53	1,649,650
Cigna Group
5,100,000	4.125	11/15/25	5,036,556
1,858,000	2.400	03/15/30	1,627,849
1,025,000	4.800	08/15/38	992,907
CVS Health Corp.
7,749,000	4.780	03/25/38	7,325,207
Perrigo Finance Unlimited Co.
2,975,000	4.375	03/15/26	2,881,853
Zoetis, Inc.
100,000	4.450	08/20/48	91,111

			24,827,572

Pipelines – 1.5%
Abu Dhabi Crude Oil Pipeline LLC(b)
1,190,000	4.600	11/02/47	1,088,478
Cheniere Energy Partners LP(a)(b)
1,185,000	5.950	06/30/33	1,216,402
Columbia Pipelines Operating Co. LLC(a)(b)
3,620,000	6.036	11/15/33	3,794,991
Enbridge, Inc.(a)
1,547,000	5.700	03/08/33	1,608,865
2,300,000	2.500	08/01/33	1,882,780
Energy Transfer LP(a)
50,000	4.950	06/15/28	49,883
1,225,000	5.250	04/15/29	1,234,653
375,000	5.300	04/15/47	345,315
Enterprise Products Operating LLC(a)
85,000	3.750	02/15/25	83,881

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd.
$200,000	2.625	%(b)	03/31/36	$ 164,750
2,836,685	2.940		09/30/40	2,333,173
320,000	3.250	(b)	09/30/40	250,000
Kinder Morgan, Inc.(a)
4,835,000	5.200		06/01/33	4,808,939
MPLX LP(a)
1,300,000	2.650		08/15/30	1,122,992
275,000	4.500		04/15/38	244,857
645,000	5.500		02/15/49	624,818
Plains All American Pipeline LP/PAA Finance Corp.(a)
875,000	3.800		09/15/30	805,962
Sabine Pass Liquefaction LLC(a)
1,650,000	5.625		03/01/25	1,653,184
275,000	5.000		03/15/27	276,169
Targa Resources Corp.(a)
1,010,000	4.200		02/01/33	929,968
Western Midstream Operating LP(a)
1,125,000	3.100		02/01/25	1,095,874
475,000	3.950		06/01/25	463,975
225,000	5.450		04/01/44	203,927
Williams Cos., Inc.(a)
850,000	3.900		01/15/25	836,519
800,000	4.000		09/15/25	785,368
1,800,000	5.650		03/15/33	1,881,900

				29,787,623

Real Estate Investment Trust(a) – 1.1%
American Homes 4 Rent LP
723,000	4.900		02/15/29	716,305
American Tower Corp.
1,750,000	2.400		03/15/25	1,692,722
CubeSmart LP
600,000	4.000		11/15/25	585,534
1,095,000	2.500		02/15/32	909,770
Host Hotels & Resorts LP
952,000	2.900		12/15/31	799,966
Invitation Homes Operating Partnership LP
1,300,000	2.300		11/15/28	1,157,507
3,595,000	2.000		08/15/31	2,858,349
NNN REIT, Inc.
790,000	3.900		06/15/24	783,222
1,150,000	4.000		11/15/25	1,126,425
Prologis LP
3,037,000	1.750		07/01/30	2,548,590
Realty Income Corp.
400,000	3.950		08/15/27	389,176
Retail Opportunity Investments Partnership LP
3,075,000	6.750		10/15/28	3,233,455
Spirit Realty LP
1,200,000	3.400		01/15/30	1,092,564
UDR, Inc.
475,000	2.100		08/01/32	373,350
Ventas Realty LP
975,000	3.500		02/01/25	952,789
WP Carey, Inc.
505,000	4.600		04/01/24	502,621
445,000	4.000		02/01/25	438,396

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
WP Carey, Inc. – (continued)
$1,000,000	3.850%	07/15/29	$ 937,630
725,000	2.400	02/01/31	612,871

			21,711,242

Retailing(a) – 0.4%
AutoNation, Inc.
1,404,000	4.500	10/01/25	1,375,499
500,000	1.950	08/01/28	430,200
825,000	4.750	06/01/30	796,199
CK Hutchison International 20 Ltd.(b)
200,000	2.500	05/08/30	174,368
Dollar Tree, Inc.
975,000	4.000	05/15/25	957,703
Home Depot, Inc.
625,000	3.250	04/15/32	577,719
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,078,650
McDonald’s Corp.
1,313,000	4.600	09/09/32	1,330,135
650,000	4.200	04/01/50	577,570

			8,298,043

Savings & Loans(a)(b)(c) – 0.0%
Nationwide Building Society (3 mo. USD LIBOR + 1.855%)
975,000	3.960	07/18/30	909,997

Semiconductors(a) – 1.0%
Broadcom, Inc.(b)
1,284,000	4.150	04/15/32	1,211,801
2,770,000	2.600	02/15/33	2,280,569
1,156,000	3.419	04/15/33	1,015,500
975,000	3.469	04/15/34	848,650
4,175,000	3.137	11/15/35	3,428,886
161,000	3.187	11/15/36	130,660
1,725,000	3.500	02/15/41	1,369,029
Intel Corp.
2,750,000	5.200	02/10/33	2,873,282
NXP BV/NXP Funding LLC/NXP USA, Inc.
825,000	3.400	05/01/30	758,026
3,125,000	2.500	05/11/31	2,657,906
2,250,000	2.650	02/15/32	1,896,547

			18,470,856

Software(a) – 1.3%
Black Knight InfoServ LLC(b)
1,070,000	3.625	09/01/28	1,019,047
Fiserv, Inc.
75,000	4.200	10/01/28	73,420
Oracle Corp.
2,000,000	4.500	05/06/28	2,000,560
1,881,000	2.950	04/01/30	1,697,697
2,550,000	4.650	05/06/30	2,537,403
5,625,000	2.875	03/25/31	4,981,387
2,211,000	4.900	02/06/33	2,200,542
350,000	3.600	04/01/40	279,902
3,965,000	5.550	02/06/53	3,971,304
ServiceNow, Inc.
3,400,000	1.400	09/01/30	2,796,330

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Take-Two Interactive Software, Inc.
$1,495,000	3.700%		04/14/27	$ 1,448,147
VMware LLC
700,000	1.800		08/15/28	614,334
Workday, Inc.
50,000	3.700		04/01/29	48,019
675,000	3.800		04/01/32	628,985

				24,297,077

Telecommunication Services – 1.7%
AT&T, Inc.(a)
2,375,000	2.750		06/01/31	2,080,785
1,165,000	4.900		08/15/37	1,127,813
2,355,000	4.850		03/01/39	2,252,228
1,325,000	3.500		06/01/41	1,053,070
450,000	5.150		11/15/46	433,570
Telefonica Emisiones SA
425,000	4.665		03/06/38	389,028
T-Mobile USA, Inc.(a)
1,320,000	3.500		04/15/25	1,292,689
1,350,000	1.500		02/15/26	1,257,525
5,004,000	3.750		04/15/27	4,855,882
700,000	4.750		02/01/28	697,277
125,000	2.050		02/15/28	112,818
2,333,000	3.875		04/15/30	2,214,927
2,205,000	2.875		02/15/31	1,941,833
2,150,000	3.500		04/15/31	1,966,605
3,075,000	5.200		01/15/33	3,150,491
Verizon Communications, Inc.
3,758,000	4.329		09/21/28	3,719,443
2,251,000	4.016	(a)	12/03/29	2,177,888
100,000	1.750	(a)	01/20/31	82,300
1,500,000	2.550	(a)	03/21/31	1,293,630

				32,099,802

Transportation(a) – 0.1%
CSX Corp.
2,645,000	4.100		11/15/32	2,571,019

TOTAL CORPORATE OBLIGATIONS (Cost $622,927,499)				$ 600,012,105

Asset-Backed Securities – 8.8%
Automotive(a) – 1.1%
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
$5,225,000	5.680%		09/15/26	$ 5,248,718
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(b)
4,700,000	5.340		06/15/28	4,749,811
Hyundai Auto Receivables Trust Series 2023-A, Class A2A
3,232,921	5.190		12/15/25	3,227,614
Nissan Auto Receivables Owner Trust Series 2023-A, Class A2A
4,045,346	5.340		02/17/26	4,039,824
World Omni Auto Receivables Trust Series 2023-B, Class A2A
3,604,207	5.250		11/16/26	3,597,467

				20,863,434

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – 6.6%
37 Capital CLO 1 Ltd. Series 2021-1A, Class A(a)(b)(c) (3 mo. USD Term SOFR + 1.462%)
$4,000,000	6.856%	10/15/34	$ 3,980,532
AB BSL CLO 2 Ltd. Series 2021-2A, Class A(a)(b)(c) (3 mo. USD Term SOFR + 1.362%)
5,600,000	6.756	04/15/34	5,599,743
Allegro CLO VIII Ltd. Series 2018-2A, Class A(a)(b)(c) (3 mo. USD Term SOFR + 1.362%)
3,806,801	6.756	07/15/31	3,806,683
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(a)(b)(c) (3 mo. USD Term SOFR + 1.272%)
3,671,041	6.662	04/30/31	3,670,872
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(a)(b)(c) (3 mo. USD Term SOFR + 1.482%)
4,000,000	6.876	04/15/33	3,999,852
Atlas Senior Loan Fund XIII Series 2019-13A, Class CR (a)(b)(c) (3 mo. USD Term SOFR + 2.912%)
2,100,000	8.324	04/22/31	2,067,356
Cedar Funding IX CLO Ltd. Series 2018-9A, Class A1 (a)(b)(c) (3 mo. USD Term SOFR + 1.242%)
3,442,701	6.657	04/20/31	3,442,019
CIFC Funding Ltd. Series 2018-2A, Class A1(a)(b)(c)
(3 mo. USD Term SOFR + 1.302%)
3,598,936	6.717	04/20/31	3,598,734
4,750,000	0.000	01/20/37	4,750,000
3,775,000	0.000	01/20/37	3,775,000
Crown City CLO I Series 2020-1A, Class A2R(a)(b)(c) (3 mo. USD Term SOFR + 2.012%)
4,600,000	7.427	07/20/34	4,560,771
Diameter Capital CLO 1 Ltd. Series 2023-A1A, Class A1A(a)(b)(c) (3 mo. USD Term SOFR + 1.502%)
5,250,000	6.896	07/15/36	5,240,729
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class A2 (a)(b)(c) (3 mo. USD Term SOFR + 1.562%)
5,838,810	6.956	07/15/31	5,839,143
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AR2(a)(b)(c) (3 mo. USD Term SOFR + 1.372%)
1,766,942	6.762	10/29/29	1,767,059
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A(a)(b)(c) (3 mo. USD Term SOFR + 1.712%)
6,250,000	7.102	11/30/32	6,252,450
Halseypoint CLO 7 Ltd. Series 2023-7A, Class A(a)(b)(c) (3 mo. USD Term SOFR + 2.250%)
5,200,000	7.509	07/20/36	5,238,475
Hayfin U.S. XII Ltd. Series 2018-8A, Class A(a)(b)(c) (3 mo. USD Term SOFR + 1.382%)
3,660,425	6.797	04/20/31	3,660,260
Helios Issuer LLC Series 2023-GRID1, Class 1A(a)(b)
418,132	5.750	12/20/50	426,859
Mountain View CLO LLC Series 2016-1A, Class AR (a)(b)(c) (3 mo. USD Term SOFR + 1.622%)
3,500,000	7.016	04/14/33	3,479,182
OCP CLO Ltd. Series 2019-16A, Class AR(a)(b)(c) (3 mo. USD Term SOFR + 1.262%)
3,500,000	6.668	04/10/33	3,493,049
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A1R(a)(b)(c) (3 mo. USD Term SOFR + 1.432%)
4,700,000	6.847	01/20/35	4,699,845

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (a)(b)(c) (3 mo. USD Term SOFR + 1.402%)
$2,150,000	6.817%	07/02/35	$ 2,149,243
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (a)(b)(c) (3 mo. USD Term SOFR + 1.712%)
2,000,000	7.107	04/18/33	1,990,024
Palmer Square CLO Ltd. Series 2019-1A, Class A1R (a)(b)(c) (3 mo. USD Term SOFR + 1.412%)
6,000,000	6.789	11/14/34	5,999,724
Post CLO Ltd. Series 2018-1A, Class A(a)(b)(c)
1,329,898	6.706	04/16/31	1,329,866
Recette CLO Ltd. Series 2015-1A, Class ARR(a)(b)(c) (3 mo. USD Term SOFR + 1.342%)
7,000,000	6.757	04/20/34	6,978,580
RR 26 Ltd. Series 2023-26A, Class A1(a)(b)(c) (3 mo. USD Term SOFR + 1.780%)
2,800,000	7.174	04/15/38	2,802,304
Southwick Park CLO LLC Series 2019-4A, Class A1R (a)(b)(c) (3 mo. USD Term SOFR + 1.322%)
4,500,000	6.737	07/20/32	4,486,869
TCW CLO Ltd. Series 2023-1A, Class A1N(a)(b)(c) (3 mo. USD Term SOFR + 2.070%)
4,500,000	7.460	04/28/36	4,529,727
Venture 32 CLO Ltd. Series 2018-32A, Class A1(a)(b)(c) (3 mo. USD Term SOFR + 1.362%)
4,273,351	6.757	07/18/31	4,237,292
Venture 39 CLO Ltd. Series 2020-39A, Class A1(a)(b)(c) (3 mo. USD Term SOFR + 1.542%)
6,900,000	6.936	04/15/33	6,850,044
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(a)(b)(c) (3 mo. USD Term SOFR + 1.612%)
3,250,000	7.002	07/28/32	3,220,233

			127,922,519

Credit Card(a) – 0.9%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
8,400,000	4.720	02/15/29	8,388,533
Capital One Multi-Asset Execution Trust Series 2022-A3, Class A
4,200,000	4.950	10/15/27	4,210,213
Discover Card Execution Note Trust Series 2023-A1, Class A
4,300,000	4.310	03/15/28	4,265,802

			16,864,548

Ohio – 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL, Class A3
2,270,000	4.275	02/01/36	2,204,671

Student Loan(a)(c) – 0.1%
AccessLex Institute Series 2004-1, Class A2 (90 day USD SOFR Average + 0.472%)
473,010	5.824	09/26/33	466,670
Educational Funding of the South, Inc. Series 2011-1, Class A2 (90 day USD SOFR Average + 0.911%)
114,862	6.246	04/25/35	114,929

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(a)(c) – (continued)
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (30 day USD SOFR Average + 1.264%)
	$1,267,337	6.602%	09/25/65	$ 1,269,267

				1,850,866

TOTAL ASSET-BACKED SECURITIES (Cost $169,544,516)				$ 169,706,038

Agency Debentures – 1.7%
Sovereign – 1.7%
Federal Farm Credit Banks Funding Corp.
	$7,050,000	2.850%	03/28/34	$ 6,117,497
	11,930,000	2.900	04/12/32	10,753,463
	3,840,000	3.300	05/19/32	3,541,517
	2,500,000	3.500	09/01/32	2,348,975
Federal Home Loan Banks
	2,400,000	5.000	09/28/29	2,509,968
Federal National Mortgage Association
	3,700,000	1.875	09/24/26	3,493,133
	4,200,000	6.250	05/15/29	4,659,396

TOTAL AGENCY DEBENTURES (Cost $36,216,661)				$ 33,423,949

Sovereign Debt Obligations – 1.0%
Euro – 0.1%
Mexico Government International Bonds(a)
EUR	839,000	1.450%	10/25/33	$ 720,057
Romania Government International Bonds(b)
	100,000	2.000	01/28/32	85,031
	360,000	3.375	01/28/50	269,866

				1,074,954

Sovereign – 0.1%
Export-Import Bank of Korea
	$900,000	5.000	01/11/28	916,218
Mexico Government International Bonds(a)
	1,960,000	3.771	05/24/61	1,324,838
	600,000	3.750	04/19/71	399,000

				2,640,056

United States Dollar – 0.8%
Export-Import Bank of Korea
	390,000	5.125	01/11/33	405,530
Hungary Government International Bonds
	1,700,000	6.125	05/22/28	1,768,272
Israel Government AID Bonds(g)
	2,400,000	5.500	04/26/24	2,401,008
	4,700,000	5.500	09/18/33	5,171,175
Israel Government International Bonds(h)
	200,000	4.500	04/03/20	156,056
Mexico Government International Bonds
	200,000	3.750	01/11/28	192,687
	240,000	3.250 (a)	04/16/30	216,900

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Mexico Government International Bonds – (continued)
$200,000	4.750	%(a)	04/27/32	$ 192,250
1,746,000	3.500	(a)	02/12/34	1,477,007
Panama Government International Bonds(a)
360,000	6.875		01/31/36	358,875
800,000	6.853		03/28/54	747,000
210,000	4.500		01/19/63	137,222
Peru Government International Bonds(a)
10,000	2.780		12/01/60	6,222
100,000	3.230	(i)	07/28/21	62,156
Romania Government International Bonds
770,000	3.000	(b)	02/27/27	716,100
690,000	5.125		06/15/48	590,226
580,000	4.000		02/14/51	417,855

				15,016,541

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,623,158)				$ 18,731,551

Municipal Debt Obligations – 0.9%
Arizona – 0.0%
City of Tucson AZ Taxable Series A(a)
$100,000	1.457%		07/01/28	$ 87,432
City of Yuma AZ Pledged Revenue Taxable Series 2021
100,000	1.749		07/15/28	87,239

				174,671

California – 0.4%
California State GO Bonds Build America Taxable Series 2009
2,600,000	7.550	(a)	04/01/39	3,236,138
California Statewide Communities Development Authority Revenue Bonds Taxable Refunding Series 2021
620,000	1.807		02/01/30	521,526
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series A(a)
2,295,000	2.074		11/01/30	1,963,298
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C(a)
245,000	1.831		11/01/29	211,928
Port Of Oakland RB Taxable Refunding Series R
770,000	1.949	(a)	05/01/28	671,532
San Francisco Municipal Transportation Agency Revenue Refunding Series A
555,000	1.302		03/01/28	487,297
San Jose Financing Authority Lease RB Taxable Refunding Series A
540,000	1.812	(a)	06/01/29	465,347

				7,557,066

Florida(a) – 0.0%
Florida State Board of Administration Finance Corp. RB Taxable Series A
595,000	2.154		07/01/30	507,534

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
1,514,835	7.350		07/01/35	1,639,636

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois State GO Bonds Taxable-Pension Series 2003
$1,170,000	5.100%	06/01/33	$ 1,157,644

			2,797,280

Louisiana(a) – 0.0%
City of New Orleans LA Sewerage Service Revenue Taxable Revenue Series 2021
170,000	0.958	06/01/26	151,298
City of New Orleans LA Water System Revenue Taxable Refunding Series 2021
150,000	1.008	12/01/26	130,832
Louisiana State Transportation Authority Revenue Taxable Refunding Series A
160,000	1.138	02/15/26	142,747
State of Louisiana Unclaimed Property Revenue Taxable Refunding Series 2021
205,000	1.059	09/01/26	183,449

			608,326

Maryland – 0.0%
State of Maryland Department of Transportation Revenue Taxable Refunding Series A
65,000	1.303	08/01/28	56,270

New York – 0.2%
Metropolitan Transportation Authority Revenue Series 2010
395,000	5.989	11/15/30	420,196
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
2,670,000	5.175	11/15/49	2,603,151

			3,023,347

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,585,000	6.270	02/15/50	1,727,877

Pennsylvania – 0.0%
Commonwealth of Pennsylvania Department of Community & Economic Development Revenue Taxable Refunding Series C
125,000	2.758	06/01/30	111,367

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $16,971,772)			$ 16,563,738

U.S. Treasury Obligations – 20.7%
U.S. Treasury Bonds
$6,530,000	4.250%	05/15/39	$ 6,729,981
75,750,000	4.250	11/15/40	77,253,164
3,080,000	4.750	11/15/43	3,309,556
210,000	3.375	05/15/44	185,391
15,240,000	2.875	11/15/46	12,222,956
65,870,000	3.000	02/15/47	53,941,355
9,870,000	4.000	11/15/52	9,760,505
U.S. Treasury Inflation-Indexed Bonds
5,506,519	1.500	02/15/53	5,012,032

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
$22,680,000	0.750%	05/31/26	$ 20,938,247
66,220,000	4.375	08/15/26	66,680,436
24,880,000	0.750	08/31/26	22,815,738
22,370,000	1.375	08/31/26	20,858,277
25,100,000	2.625	05/31/27	24,031,289
25,680,000	0.500	06/30/27	22,809,056
16,320,000	3.500	04/30/28	16,063,725
1,000,000	4.625	09/30/28	1,032,344
16,470,000	3.750	12/31/28	16,398,507
2,590,000	3.875	09/30/29	2,586,155
16,390,000	3.875	12/31/30	16,261,586

TOTAL U.S. TREASURY OBLIGATIONS (Cost $437,838,405)			$ 398,890,300

Shares	Dividend Rate		Value

Investment Company(j) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
23,705,129	5.248%		$ 23,705,129
(Cost $23,705,129)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 109.9% (Cost $2,203,014,072)			$2,118,900,111

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.8%
Certificates of Deposit – 0.5%
Banco Santander SA(c) (Secured Overnight Financing Rate + 0.490%)
$5,000,000	5.890%	02/09/24	$ 5,002,428
Bayerische Landesbank
4,000,000	5.300	01/25/24	3,998,898

			9,001,326

Commercial Paper(b)(k) – 0.3%
Pure Grove Funding
6,790,000	0.000	01/18/24	6,769,793

TOTAL SHORT-TERM INVESTMENTS (Cost $15,773,551)			$ 15,771,119

TOTAL INVESTMENTS – 110.7% (Cost $2,218,787,623)			$2,134,671,230

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.7)%			(207,014,638)

NET ASSETS – 100.0%			$1,927,656,592

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with "Call" features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $222,154,474 which represents approximately 11.6% of net assets as of December 31, 2023.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $13,370,739, which represents approximately 1% of the Fund’s net assets as of December 31, 2023.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,572,183, which represents approximately 0% of the Fund’s net assets as of December 31, 2023

(h)	Actual maturity date is April 03, 2120.

(i)	Actual maturity date is July 28, 2121.

(j)	Represents an affiliated Issuer.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	AUD	1,785,843	USD	1,202,219	03/20/24	$17,690
	GBP	1,334,530	USD	1,691,100	03/20/24	10,627
	JPY	407,914,251	USD	2,835,246	03/21/24	94,952
	SEK	15,028,015	USD	1,468,097	03/20/24	26,617
BofA Securities LLC	CAD	2,572,223	USD	1,914,101	03/20/24	29,258
Citibank NA	NZD	2,213,817	USD	1,375,179	03/20/24	24,563
MS & Co. Int. PLC	CHF	3,499,185	USD	4,015,166	03/20/24	180,060
	NOK	14,077,297	USD	1,338,012	03/20/24	50,029
State Street Bank and Trust	EUR	1,710,912	USD	1,877,575	03/20/24	17,309

TOTAL						$451,105

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	1,722,532	EUR	1,595,546	03/20/24	$(44,581)
	USD	1,349,386	SEK	14,109,745	03/20/24	(53,996)
BNP Paribas SA	USD	1,608,571	GBP	1,278,466	03/20/24	(21,667)
	USD	1,072,770	NOK	11,749,317	03/20/24	(85,729)
	USD	1,237,703	NZD	2,019,875	03/20/24	(39,415)
Citibank NA	USD	4,088,477	CHF	3,526,810	03/20/24	(139,868)
MS & Co. Int. PLC	USD	1,721,863	CAD	2,333,081	03/20/24	(40,821)
	USD	3,475,117	JPY	485,203,480	03/21/24	(10,278)
State Street Bank and Trust	USD	1,198,578	AUD	1,820,324	03/20/24	(44,885)

TOTAL						$(481,240)

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/22/24	$(20,000,000)	$(18,119,368)
Government National Mortgage Association	3.500	TBA - 30yr	01/22/24	(3,000,000)	(2,794,315)
Government National Mortgage Association	4.500	TBA - 30yr	01/22/24	(46,000,000)	(44,908,342)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/16/24	(53,000,000)	(43,336,605)
Uniform Mortgage-Backed Security	3.000	TBA - 30yr	01/16/24	(4,000,000)	(3,540,625)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/16/24	(48,000,000)	(46,567,478)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/16/24	(64,000,000)	(63,359,968)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	01/16/24	(32,000,000)	(32,157,517)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	01/16/24	(9,000,000)	(9,143,440)

(PROCEEDS RECEIVABLE: $(259,186,426))					$(263,927,658)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	260	03/19/24	$29,351,563	$54,165
2 Year U.S. Treasury Notes	368	03/28/24	75,776,375	59,262
20 Year U.S. Treasury Bonds	89	03/19/24	11,119,438	47,970
30 Year German Euro-Buxl	4	03/07/24	625,807	40,001
5 Year German Euro-Bund	3	03/07/24	454,452	11,521
5 Year U.S. Treasury Notes	1,453	03/28/24	158,047,805	1,348,836
Ultra Long U.S. Treasury Bonds	574	03/19/24	76,682,812	5,567,513

Total				$7,129,268

Short position contracts:
5 Year German Euro-Bobl	(183)	03/07/24	(24,097,289)	(330,083)
5 Year German Euro-Oat	(10)	03/07/24	(1,451,805)	(3,670)
Ultra 10-Year U.S. Treasury Note	(298)	03/19/24	(35,168,656)	(1,582,456)

Total				$(1,916,209)

TOTAL FUTURES CONTRACTS				$5,213,059

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M EURO(b)	3.720%(c)	03/18/25	EUR	79,160	$608,444	$(114,475)	$722,919
3.500%(c)	12M SOFR(c)	04/19/25		$2,700	19,649	(2,517)	22,166
1.250(d)	12M CHFOR(d)	03/20/26	CHF	25,660	(116,878)	(127,651)	10,773
3.000(d)	12M EURO(d)	03/20/26	EUR	109,600	(1,577,954)	(1,478,311)	(99,643)
3M STIBOR(b)	3.500(d)	03/20/26	SEK	457,990	734,947	472,714	262,233
12M CDOR(e)	3.750(e)	03/20/26	CAD	40,220	90,141	(44,820)	134,961
3.750(b)	3M AUDOR(b)	03/20/26	AUD	63,540	34,354	261,558	(227,204)
12M SOFR(d)	4.000(d)	03/20/26		$31,740	108,586	(75,093)	183,679
6M NIBOR(e)	4.250(d)	03/20/26	NOK	427,720	413,642	320,379	93,263
12M GBP(d)	5.250(d)	03/20/26	GBP	33,840	1,190,464	905,856	284,608
12M JYOR(d)	0.500(d)	08/02/26	JPY	2,732,850	61,798	13,640	48,158
12M SOFR(d)	3.350(d)	10/06/27		$90,850	425,886	52,795	373,091
6M EURO(e)	3.000(d)	10/20/27	EUR	40,300	755,760	(276,914)	1,032,674
12M SOFR(d)	3.730(d)	11/28/27		$17,750	203,901	64,774	139,127
12M EURO(d)	2.673(d)	04/22/28	EUR	35,450	902,892	146,473	756,419
2.852(d)	3M EURO(b)	04/22/28		35,450	(883,751)	(126,263)	(757,488)
0.500(d)	12M JYOR(d)	08/03/28	JPY	5,691,460	122,399	(70,272)	192,671
12M SOFR(d)	3.696(d)	09/22/28		$75,640	748,647	(159,945)	908,592
12M EURO(d)	2.500(d)	10/19/28	EUR	22,400	421,064	156,601	264,463
12M SOFR(d)	4.250(d)	03/20/29		$20,680	770,884	656,204	114,680
12M GBP(d)	4.750(d)	03/20/29	GBP	8,370	709,484	409,594	299,890
0.500(d)	12M JYOR(d)	03/21/29	JPY	16,918,000	68,788	1,161,739	(1,092,951)
2.680(d)	12M SOFR(d)	07/28/32		$20,070	506,033	279,326	226,707
12M JYOR(d)	1.250(d)	08/02/33	JPY	1,172,060	19,268	(3,144)	22,412
1.250(d)	12M JYOR(d)	08/03/33		1,623,000	(26,490)	(84,338)	57,848
12M SOFR(d)	4.306(d)	10/05/33		$31,250	1,123,085	2,308	1,120,777
6M EURO(e)	3.000(d)	11/10/33	EUR	30,290	633,796	385,773	248,023
12M CHFOR(d)	1.500(d)	03/20/34	CHF	5,260	199,961	186,447	13,514
4.250(d)	12M GBP(d)	03/20/34	GBP	740	(79,157)	(40,055)	(39,102)
6M EURO(e)	3.000(d)	03/20/34	EUR	5,760	304,095	268,532	35,563
12M CDOR(e)	3.250(e)	03/20/34	CAD	1,480	20,567	(12,215)	32,782
3.000(d)	3M STIBOR(b)	03/20/34	SEK	114,440	(690,582)	(416,638)	(273,944)
6M AUDOR(e)	4.250(e)	03/20/34	AUD	7,110	26,640	(165,330)	191,970
12M SOFR(d)	4.250(d)	03/20/34		$13,300	925,289	847,621	77,668
3M NZDOR(b)	4.750(e)	03/20/34	NZD	6,720	221,130	7,771	213,359
3.750(d)	6M NIBOR(e)	03/20/34	NOK	16,420	(63,541)	(43,421)	(20,120)
12M JYOR(d)	1.000(d)	03/21/34	JPY	50,000	3,925	(3,696)	7,621
3.240(d)	12M SOFR(d)	10/06/35		$21,670	140,272	(260,257)	400,529
3.781(d)	12M SOFR(d)	09/22/36		17,850	(562,184)	276,951	(839,135)
12M SOFR(d)	2.910(d)	07/28/37		48,890	(1,069,454)	(652,894)	(416,560)
6M EURO(e)	2.152(d)	08/09/37	EUR	25,940	(635,483)	(1,153,227)	517,744
12M SOFR(d)	3.391(d)	05/10/38		$58,990	(354,506)	(604,439)	249,933
12M JYOR(d)	1.500(d)	08/03/38	JPY	1,759,000	(91,811)	(130,409)	38,598
1.451(d)	6M EURO(e)	08/10/42	EUR	66,340	2,421,615	2,205,216	216,399
2.080(d)	12M SOFR(d)	07/28/47		$48,510	1,102,327	808,586	293,741
6M EURO(e)	1.051(d)	08/11/47	EUR	38,840	(1,200,289)	(982,688)	(217,601)
2.564(d)	12M SOFR(d)	05/11/53		$50,200	533,611	508,916	24,695
2.000(d)	6M EURO(e)	05/17/53	EUR	11,230	38,911	83,122	(44,211)
2.500(d)	6M EURO(e)	11/10/53		13,510	(648,737)	(462,941)	(185,796)
3.613(d)	12M SOFR(d)	11/15/53		$16,680	(719,839)	(110,705)	(609,134)
3.512(d)	12M SOFR(d)	11/29/53		5,630	(203,205)	(96,250)	(106,955)
2.500(d)	6M EURO(e)	03/20/54	EUR	3,090	(140,963)	(90,972)	(49,991)

TOTAL					$7,547,431	$2,693,016	$4,854,415

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made quarterly.
(c)	Payments made at maturity.
(d)	Payments made annually.
(e)	Payments made semi-annually.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.16	0.500%	0.766%	MS & Co. Int. PLC	04/17/65	$10,700	$(187,211)	$(216,579)	$29,368

TOTAL						$(187,211)	$(216,579)	$29,368

(a)	Payments made at monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 40	1.000%	0.507%	06/20/28	$106,631	$2,179,894	$845,733	$1,334,161
General Electric Co. 6.750%, 3/15/32	1.000	0.285	06/20/26	3,875	66,715	26,061	40,654
Nordstrom, Inc., 6.950%, 3/15/2028	1.000	0.729	12/20/24	1,950	5,665	(12,304)	17,969
Nordstrom, Inc., 6.950%, 3/15/2028	1.000	0.549	06/20/24	5,525	13,630	(2,509)	16,139
Republic of Chile, 3.240%, 02/06/28	1.000	0.493	12/20/28	5,440	127,017	86,821	40,196
The Boeing Co., 8.750%, 08/15/21	1.000	0.225	06/20/24	1,225	4,903	2,491	2,412
United Mexican States, 4.150%, 03/28/27	1.000	0.880	12/20/28	3,980	22,845	(41,776)	64,621

TOTAL					$2,420,669	$904,517	$1,516,152

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	3.425%	03/13/2024	50,850,000	$50,850,000	$19,647	$54,779	$(35,132)
3M IRS	MS & Co. Int. PLC	3.800	03/13/2024	101,700,000	101,700,000	8,151	29,880	(21,729)

				152,550,000	$152,550,000	$27,798	$84,659	$(56,861)

Puts
3M IRS	Citibank NA	4.050	02/05/2024	24,020,000	24,020,000	170	4,711	(4,541)
3M IRS	Citibank NA	3.700	02/05/2024	24,020,000	24,020,000	1,474	27,773	(26,299)
3M IRS	Citibank NA	3.750	02/05/2024	24,020,000	24,020,000	1,077	21,326	(20,249)
3M IRS	Citibank NA	4.000	02/05/2024	24,020,000	24,020,000	228	5,951	(5,723)

				96,080,000	$96,080,000	$2,949	$59,761	$(56,812)

Total purchased option contracts				248,630,000	$248,630,000	$30,747	$144,420	$(113,673)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	Citibank NA	3.720%	03/14/2024	(44,710,000)	$(44,710,000)	$(349,556)	$(101,598)	$(247,958)
6M IRS	Citibank NA	3.744	03/14/2024	(44,710,000)	(44,710,000)	(360,493)	(98,906)	(261,587)
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(5,140,000)	(5,140,000)	(35,706)	(57,087)	21,381
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(5,070,000)	(5,070,000)	(164,007)	(61,093)	(102,914)
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(5,110,000)	(5,110,000)	(69,339)	(56,849)	(12,490)
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(5,140,000)	(5,140,000)	(44,099)	(57,311)	13,212
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(5,110,000)	(5,110,000)	(208,245)	(55,827)	(152,418)
3M IRS	MS & Co. Int. PLC	3.650	03/13/2024	(152,550,000)	(152,550,000)	(23,005)	(73,039)	50,034
1M IRS	UBS AG (London)	2.660	01/15/2024	(5,060,000)	(5,060,000)	(14,420)	(52,858)	38,438
1M IRS	UBS AG (London)	2.431	01/22/2024	(5,120,000)	(5,120,000)	(37,869)	(52,616)	14,747

				(277,720,000)	$(277,720,000)	$(1,306,739)	$(667,184)	$(639,555)

Puts
3M IRS	Citibank NA	3.900	02/05/2024	(48,040,000)	(48,040,000)	(843)	(18,846)	18,003
3M IRS	Citibank NA	3.850	02/05/2024	(48,040,000)	(48,040,000)	(1,151)	(25,716)	24,565
6M IRS	Citibank NA	3.720	03/14/2024	(44,710,000)	(44,710,000)	(5,020)	(101,598)	96,578
6M IRS	Citibank NA	3.744	03/14/2024	(44,710,000)	(44,710,000)	(4,541)	(98,906)	94,365
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(5,140,000)	(5,140,000)	(87,331)	(57,087)	(30,244)
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(5,070,000)	(5,070,000)	(2,687)	(61,093)	58,406
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(5,110,000)	(5,110,000)	(27,284)	(56,849)	29,565
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(5,140,000)	(5,140,000)	(67,366)	(57,311)	(10,055)
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(5,110,000)	(5,110,000)	(1)	(55,827)	55,826
1M IRS	UBS AG (London)	2.660	01/15/2024	(5,060,000)	(5,060,000)	(100,046)	(52,858)	(47,188)
1M IRS	UBS AG (London)	2.431	01/22/2024	(5,120,000)	(5,120,000)	(63,932)	(52,616)	(11,316)

				(221,250,000)	$(221,250,000)	$(360,202)	$(638,707)	$278,505

Total written option contracts				(498,970,000)	$(498,970,000)	$(1,666,941)	$(1,305,891)	$(361,050)

TOTAL				(250,340,000)	$(250,340,000)	$(1,636,194)	$(1,161,471)	$(474,723)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC1 yr.	— 1 year Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— US.Dollar

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2M IRS	— 2 Months Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – 32.4%
Aerospace & Defense(a) – 0.3%
Boeing Co.
	$779,000	5.150%		05/01/30	$ 793,116
	89,000	3.250		02/01/35	75,145
	225,000	3.375		06/15/46	165,341
	80,000	3.625		03/01/48	59,174
	100,000	3.750		02/01/50	77,886
L3Harris Technologies, Inc.
	50,000	4.400		06/15/28	49,392
	425,000	5.400		07/31/33	442,174
	75,000	5.600		07/31/53	80,106

					1,742,334

Agriculture(a) – 0.1%
BAT Capital Corp.
	50,000	3.557		08/15/27	47,754
BAT International Finance PLC
EUR	200,000	2.250		01/16/30	196,499
Philip Morris International, Inc.
	$525,000	5.625		11/17/29	550,693

					794,946

Automotive – 1.0%
General Motors Financial Co., Inc.(a)
EUR	100,000	1.694		03/26/25	107,600
	195,000	0.850		02/26/26	204,373
	$1,725,000	1.500		06/10/26	1,581,549
	650,000	5.000		04/09/27	648,992
	375,000	3.850		01/05/28	358,519
	200,000	5.650		01/17/29	204,718
	90,000	4.300		04/06/29	86,819
Hyundai Capital America(a)(b)
	2,425,000	1.650		09/17/26	2,205,246
	175,000	5.700		06/26/30	179,011
PACCAR Financial Corp.
	725,000	0.900		11/08/24	698,552

					6,275,379

Banks – 12.0%
ABN AMRO Bank NV(a)(b)(c) (1 yr. CMT + 0.800%)
	1,200,000	1.542		06/16/27	1,089,036
AIB Group PLC(a)(c)
(1 yr. EUR Swap + 1.950%)
EUR	1,150,000	4.625		07/23/29	1,309,736
(-1X 5 yr. EUR Swap + 3.300%)
	494,000	2.875		05/30/31	522,839
(3 mo. USD LIBOR + 1.874%)
	$1,250,000	4.263	(b)	04/10/25	1,243,487
Australia & New Zealand Banking Group Ltd.(a)(b)(c) (5 yr. CMT +1.288%)
	750,000	2.950		07/22/30	713,362
Banco Santander SA
	800,000	2.706		06/27/24	789,104
	1,000,000	3.800		02/23/28	944,400
	1,400,000	3.490		05/28/30	1,260,910
	200,000	2.749		12/03/30	166,080
	400,000	6.921		08/08/33	426,700

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.072%)
	$2,900,000	3.366%		01/23/26	$ 2,832,546
(Secured Overnight Financing Rate + 1.320%)
	350,000	2.687		04/22/32	295,530
(Secured Overnight Financing Rate + 1.630%)
	2,125,000	5.202		04/25/29	2,137,962
(Secured Overnight Financing Rate + 1.830%)
	1,039,000	4.571		04/27/33	991,061
(Secured Overnight Financing Rate + 1.910%)
	600,000	5.288		04/25/34	601,686
(Secured Overnight Financing Rate + 2.150%)
	375,000	2.592		04/29/31	322,958
(Secured Overnight Financing Rate + 2.160%)
	300,000	5.015		07/22/33	296,595
Bank of Ireland Group PLC(a)(c) (5 yr. EUR Swap + 4.150%)
EUR	400,000	6.750		03/01/33	477,639
Banque Federative du Credit Mutuel SA(a)(c) (5 yr. EUR Swap + 2.200%)
	1,200,000	3.875		06/16/32	1,309,386
Barclays PLC(a)(c)
(1 yr. CMT + 1.050%)
	$1,025,000	2.279		11/24/27	940,130
(1 yr. CMT + 3.500%)
	1,230,000	7.437		11/02/33	1,378,473
BNP Paribas SA
	1,450,000	3.375	(b)	01/09/25	1,419,666
	1,250,000	3.375		01/09/25	1,223,850
(Secured Overnight Financing Rate + 1.004%)
	575,000	1.323	(a)(b)(c)	01/13/27	530,334
(Secured Overnight Financing Rate + 2.074%)
	550,000	2.219	(a)(b)(c)	06/09/26	525,102
BPCE SA
EUR	300,000	1.750		04/26/27	317,040
(Secured Overnight Financing Rate + 1.520%)
	$1,000,000	1.652	(a)(b)(c)	10/06/26	930,820
CaixaBank SA
EUR	400,000	1.125		05/17/24	436,957
(-1X3 mo. EUR EURIBOR + 0.850%)
	700,000	0.375	(a)(c)	11/18/26	727,141
(-1X3 mo. EUR EURIBOR + 0.900%)
	1,500,000	0.500	(a)(c)	02/09/29	1,460,774
(-1X3 mo. EUR EURIBOR + 1.000%)
	300,000	0.750	(a)(c)	05/26/28	301,842
(3 mo. EUR EURIBOR + 0.620%)
	300,000	0.625	(a)(c)	01/21/28	305,558
(5 yr. EUR Swap + 3.000%)
	200,000	6.125	(a)(c)	05/30/34	233,616
(5 yr. EUR Swap + 3.550%)
	200,000	6.250	(a)(c)	02/23/33	233,075
Citigroup, Inc.(a)(c)
(Secured Overnight Financing Rate + 0.686%)
	$1,575,000	6.069		10/30/24	1,574,212
(Secured Overnight Financing Rate + 2.842%)
	1,700,000	3.106		04/08/26	1,652,961
(Secured Overnight Financing Rate + 3.914%)
	300,000	4.412		03/31/31	287,274

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Commonwealth Bank of Australia(a)(b)(c) (5 yr. CMT + 2.050%)
	$661,000	3.610%		09/12/34	$ 589,969
Credit Agricole SA
EUR	800,000	3.875		04/20/31	912,940
(Secured Overnight Financing Rate + 0.892%)
	$1,100,000	1.247	(a)(b)(c)	01/26/27	1,012,550
(Secured Overnight Financing Rate + 1.676%)
	300,000	1.907	(a)(b)(c)	06/16/26	284,730
Credit Suisse AG
	1,000,000	2.950		04/09/25	968,960
Danske Bank AS(a)(b)(c) (1 yr. CMT + 1.750%)
	1,275,000	4.298		04/01/28	1,234,060
Deutsche Bank AG(a)(c)
(-1X3 mo. EUR EURIBOR + 2.050%)
EUR	400,000	1.750		11/19/30	383,671
(3 mo. EUR EURIBOR + 2.950%)
	2,100,000	5.000		09/05/30	2,394,451
(Secured Overnight Financing Rate + 1.870%)
	$275,000	2.129		11/24/26	257,744
HSBC Holdings PLC
	200,000	4.250		08/18/25	195,710
(3 mo. USD Term SOFR + 1.473%)
	2,150,000	3.803	(a)(c)	03/11/25	2,141,421
(3 mo. USD Term SOFR + 1.796%)
	300,000	4.583	(a)(c)	06/19/29	291,102
Huntington Bancshares, Inc.(a)(c) (Secured Overnight Financing Rate + 2.020%)
	500,000	6.208		08/21/29	515,465
ING Groep NV(a)(c) (Secured Overnight Financing Rate + 1.830%)
	400,000	4.017		03/28/28	389,640
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.250%)
	350,000	2.580		04/22/32	296,216
(3 mo. USD Term SOFR + 2.515%)
	750,000	2.956		05/13/31	659,723
(Secured Overnight Financing Rate + 1.560%)
	3,125,000	4.323		04/26/28	3,073,219
(Secured Overnight Financing Rate + 2.080%)
	300,000	4.912		07/25/33	296,667
Kreditanstalt fuer Wiederaufbau(d)
EUR	3,500,000	3.125		10/10/28	3,990,366
Macquarie Bank Ltd.(a)(b)(c) (5 yr. CMT + 1.700%)
	$600,000	3.052		03/03/36	485,802
Macquarie Group Ltd.(a)(b)(c)
(3 mo. USD LIBOR + 1.372%)
	380,000	3.763		11/28/28	355,897
(Secured Overnight Financing Rate + 1.069%)
	400,000	1.340		01/12/27	367,448
Morgan Stanley(a)(c)
(5 yr. CMT + 2.430%)
	475,000	5.948		01/19/38	480,976
(Secured Overnight Financing Rate + 1.360%)
	775,000	2.484		09/16/36	615,172
(Secured Overnight Financing Rate + 1.590%)
	3,325,000	5.164		04/20/29	3,340,528
(Secured Overnight Financing Rate + 1.870%)
	500,000	5.250		04/21/34	499,485

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
National Australia Bank Ltd.(b)
	$750,000	6.429%		01/12/33	$ 790,770
Norinchukin Bank(b)
	1,050,000	1.284		09/22/26	950,596
Permanent TSB Group Holdings PLC(a)(c) (1 yr. EURIBOR ICE Swap + 3.500%)
EUR	265,000	6.625		04/25/28	308,845
Santander U.K. Group Holdings PLC(a)(c)
(1 yr. CMT + 1.250%)
	$1,000,000	1.532		08/21/26	932,960
(Secured Overnight Financing Rate + 0.787%)
	1,250,000	1.089		03/15/25	1,235,887
Shinhan Bank Co. Ltd.(b)
	240,000	4.500		04/12/28	237,799
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.100%)
	1,500,000	1.488		12/14/26	1,380,930
Standard Chartered PLC(a)(b)(c)
(1 yr. CMT + 0.880%)
	325,000	1.214		03/23/25	321,266
(1 yr. CMT + 1.000%)
	1,550,000	1.456		01/14/27	1,421,040
Sumitomo Mitsui Financial Group, Inc.
	325,000	3.040		07/16/29	296,806
Swedbank AB
EUR	950,000	1.300		02/17/27	976,577
Truist Financial Corp.(a)(c) (Secured Overnight Financing Rate + 2.050%)
	$225,000	6.047		06/08/27	229,037
U.S. Bancorp(a)(c) (Secured Overnight Financing Rate + 2.020%)
	700,000	5.775		06/12/29	718,984
UBS Group AG
	250,000	3.750		03/26/25	244,905
(-1X 1 yr. EUR Swap + 0.770%)
EUR	509,000	0.650	(a)(c)	01/14/28	513,671
(-1X 1 yr. EURIBOR ICE Swap + 1.050%)
	750,000	1.000	(a)(c)	06/24/27	777,399
(3 mo. USD LIBOR + 1.410%)
	$2,800,000	3.869	(a)(b)(c)	01/12/29	2,641,100
(5 yr. CMT + 4.758%)
	281,000	9.250	(a)(b)(c)	11/13/33	311,536
(Secured Overnight Financing Rate + 1.560%)
	2,000,000	2.593	(a)(b)(c)	09/11/25	1,956,780
(Secured Overnight Financing Rate + 1.560%)
	250,000	2.593	(a)(c)	09/11/25	244,598
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.432%)
	325,000	2.879		10/30/30	288,785
(Secured Overnight Financing Rate + 2.100%)
	300,000	4.897		07/25/33	292,446
Westpac Banking Corp.(a)(c)
(5 yr. CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,156,404
(5 yr. CMT + 1.750%)
	475,000	2.668		11/15/35	386,360

					76,859,235

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(a) – 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	$1,850,000	4.700%	02/01/36	$ 1,846,374
	750,000	4.900	02/01/46	739,957
Anheuser-Busch InBev Worldwide, Inc.
	300,000	4.750	01/23/29	305,022
	400,000	4.750	04/15/58	380,820
Bacardi Ltd.(b)
	1,200,000	4.700	05/15/28	1,176,120
Constellation Brands, Inc.
	1,500,000	4.400	11/15/25	1,482,930
	25,000	4.650	11/15/28	25,042
	238,000	4.750	05/09/32	237,315
Keurig Dr Pepper, Inc.
	776,000	4.417	05/25/25	768,232
	125,000	3.950	04/15/29	121,819

				7,083,631

Biotechnology(a) – 0.6%
Amgen, Inc.
	650,000	5.150	03/02/28	664,606
	1,450,000	5.250	03/02/30	1,491,079
	258,000	4.200	03/01/33	245,484
	1,275,000	5.250	03/02/33	1,306,811

				3,707,980

Building Materials(a) – 0.0%
Carrier Global Corp.
	145,000	2.493	02/15/27	136,467

Chemicals(a) – 0.2%
DuPont de Nemours, Inc.
	600,000	4.493	11/15/25	596,238
International Flavors & Fragrances, Inc.(b)
	450,000	1.230	10/01/25	416,511
	200,000	1.832	10/15/27	175,238
Syngenta Finance NV(b)
	400,000	4.892	04/24/25	394,504

				1,582,491

Commercial Services – 0.2%
Autostrade per l’Italia SpA(a)
EUR	575,000	4.750	01/24/31	653,865
DP World Crescent Ltd.
	$200,000	4.848	09/26/28	198,640
DP World Ltd.
	390,000	5.625	09/25/48	373,148
PayPal Holdings, Inc.(a)
	100,000	2.850	10/01/29	91,588

				1,317,241

Computers – 0.7%
Dell International LLC/EMC Corp.(a)
	1,250,000	6.020	06/15/26	1,279,187
	875,000	5.300	10/01/29	901,478
	75,000	6.200	07/15/30	80,499
Hewlett Packard Enterprise Co.(a)
	1,850,000	4.900	10/15/25	1,843,525

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
International Business Machines Corp.
	$325,000	3.500%		05/15/29	$ 310,050

					4,414,739

Diversified Financial Services – 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
	244,000	3.000		10/29/28	222,748
	208,000	3.300		01/30/32	181,137
Air Lease Corp.(a)
	1,150,000	3.250		03/01/25	1,119,881
	575,000	2.875		01/15/26	548,159
Ally Financial, Inc.(a)
	650,000	7.100		11/15/27	677,488
American Express Co.(a)
	255,000	2.500		07/30/24	250,650
Aviation Capital Group LLC(a)(b)
	400,000	1.950		01/30/26	370,560
Avolon Holdings Funding Ltd.(a)(b)
	400,000	3.950		07/01/24	394,912
Capital One Financial Corp.(a)
	505,000	3.300		10/30/24	496,400
Nomura Holdings, Inc.
	400,000	2.608		07/14/31	331,900

					4,593,835

Electrical – 0.9%
Ameren Corp.(a)
	150,000	2.500		09/15/24	146,696
E.ON International Finance BV
GBP	417,000	6.375		06/07/32	587,063
Electricite de France SA
	$1,450,000	4.500	(a)(b)	09/21/28	1,428,699
GBP	650,000	6.125		06/02/34	883,661
Enel Finance America LLC(a)(b)
	$675,000	2.875		07/12/41	458,055
Enel SpA(a)(c)
(-1X 5 yr. EUR Swap + 1.719%)
EUR	850,000	1.375		06/08/27	819,890
(5 yr. EUR Swap + 2.580%)
	235,000	3.375		08/24/26	247,105
Sempra(a)
	$700,000	3.400		02/01/28	667,590
TenneT Holding BV(a)
EUR	679,000	4.500		10/28/34	832,269

					6,071,028

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
	$540,000	3.875	(b)	04/30/28	505,791
	200,000	5.500	(b)	10/31/46	171,514
	200,000	5.500		07/31/47	171,836

					849,141

Entertainment(a) – 0.4%
Warnermedia Holdings, Inc.
	1,875,000	4.054		03/15/29	1,777,913

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a) – (continued)
Warnermedia Holdings, Inc. – (continued)
	$975,000	4.279%		03/15/32	$ 891,998

					2,669,911

Environmental(a) – 0.2%
Veralto Corp.(b)
	875,000	5.350		09/18/28	896,875
Waste Management, Inc.
	216,000	4.875		02/15/34	220,415

					1,117,290

Food & Drug Retailing(a) – 0.1%
J M Smucker Co.
	900,000	5.900		11/15/28	947,646

Gas(a) – 0.1%
ONE Gas, Inc.
	828,000	1.100		03/11/24	820,407

Healthcare Providers & Services(a) – 1.3%
Alcon Finance Corp.(b)
	759,000	5.375		12/06/32	782,886
American Medical Systems Europe BV
EUR	1,325,000	0.750		03/08/25	1,414,127
GE HealthCare Technologies, Inc.
	$321,000	5.905		11/22/32	342,330
	550,000	6.377		11/22/52	639,210
HCA, Inc.
	250,000	3.375		03/15/29	230,613
	1,575,000	3.625		03/15/32	1,408,853
Medtronic Global Holdings SCA
EUR	400,000	0.250		07/02/25	421,422
Quest Diagnostics, Inc.
	$343,000	6.400		11/30/33	381,008
Stryker Corp.
EUR	325,000	3.375		12/11/28	363,760
UnitedHealth Group, Inc.
	$1,775,000	4.250		01/15/29	1,771,202
	38,000	4.200		05/15/32	37,159
	357,000	5.875		02/15/53	404,281

					8,196,851

Insurance(a) – 0.2%
Aviva PLC(c) (5 yr. UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	586,642
Rothesay Life PLC
	475,000	7.734		05/16/33	645,340

					1,231,982

Internet – 0.7%
Amazon.com, Inc.(a)
	$350,000	2.100		05/12/31	301,875
Expedia Group, Inc.(a)
	1,150,000	3.250		02/15/30	1,054,619
Netflix, Inc.
EUR	1,800,000	4.625		05/15/29	2,124,499
Prosus NV(a)
	$350,000	3.257		01/19/27	321,672
	210,000	3.680	(b)	01/21/30	182,569

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Prosus NV(a) – (continued)
	$200,000	4.027	%(b)	08/03/50	$ 130,375
	200,000	3.832	(b)	02/08/51	125,750

					4,241,359

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
	1,275,000	1.650		10/15/27	1,135,974

Lodging(a) – 0.4%
Marriott International, Inc.
	515,000	5.000		10/15/27	521,443
	1,500,000	4.650		12/01/28	1,493,355
	375,000	4.900		04/15/29	377,411

					2,392,209

Machinery-Diversified(a) – 0.1%
Ingersoll Rand, Inc.
	200,000	5.700		08/14/33	211,608
Otis Worldwide Corp.
	225,000	5.250		08/16/28	231,649

					443,257

Media(a) – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
	3,400,000	4.908		07/23/25	3,368,278
	650,000	4.800		03/01/50	505,914
Comcast Corp.
	300,000	4.150		10/15/28	295,848

					4,170,040

Mining(a) – 0.2%
Glencore Finance Europe Ltd.
GBP	125,000	3.125		03/26/26	153,097
Glencore Funding LLC(b)
	$455,000	1.625		04/27/26	421,416
	775,000	4.875		03/12/29	774,055

					1,348,568

Miscellaneous Manufacturing – 0.4%
GE Capital Funding LLC(a)
	1,500,000	4.550		05/15/32	1,471,455
General Electric Co.
	43,000	6.750		03/15/32	49,001
Teledyne Technologies, Inc.(a)
	1,250,000	0.950		04/01/24	1,235,400

					2,755,856

Multi-National – 2.7%
African Export-Import Bank(a)(b)
	390,000	2.634		05/17/26	360,173
	360,000	3.798		05/17/31	305,165
Asian Development Bank
GBP	4,200,000	1.125		06/10/25	5,098,435
European Investment Bank
EUR	1,240,000	0.875		01/14/28	1,291,145
	3,500,000	3.000		11/15/28	3,966,487
	4,410,000	2.250		03/15/30	4,818,713

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Multi-National – (continued)
FMS Wertmanagement(d)
GBP	1,100,000	1.375%		03/07/25	$ 1,348,961

					17,189,079

Oil Field Services – 0.7%
BP Capital Markets PLC
EUR	300,000	1.594		07/03/28	311,268
Diamondback Energy, Inc.(a)
	$325,000	6.250		03/15/33	347,938
Occidental Petroleum Corp.(a)
	750,000	8.500		07/15/27	818,370
Pertamina Persero PT
	200,000	6.500		05/27/41	219,250
QatarEnergy(a)(b)
	820,000	3.300		07/12/51	597,452
TotalEnergies SE(a)(c)
(-1X 5 yr. EUR Swap + 2.404%)
EUR	375,000	2.000		06/04/30	349,351
(5 yr. EUR Swap + 3.350%)
	300,000	3.369		10/06/26	322,621
Wintershall Dea Finance BV(a)
	1,300,000	1.332		09/25/28	1,284,546

					4,250,796

Pharmaceuticals(a) – 0.7%
AbbVie, Inc.
	$1,350,000	2.600		11/21/24	1,319,098
	325,000	3.200		11/21/29	303,660
Bayer U.S. Finance II LLC(b)
	1,000,000	4.250		12/15/25	973,800
Becton Dickinson & Co.
EUR	185,000	0.034		08/13/25	193,425
Bristol-Myers Squibb Co.
	$325,000	3.400		07/26/29	308,175
Cigna Group
	300,000	4.375		10/15/28	297,636
	714,000	5.400		03/15/33	742,674
CVS Health Corp.
	325,000	4.780		03/25/38	307,226
McKesson Corp.
EUR	125,000	1.500		11/17/25	133,664
Pfizer Investment Enterprises Pte. Ltd.
	$188,000	4.750		05/19/33	188,340

					4,767,698

Pipelines – 1.0%
Abu Dhabi Crude Oil Pipeline LLC(b)
	1,260,000	4.600		11/02/47	1,152,506
Enbridge, Inc.(a)
	350,000	6.000		11/15/28	367,759
	700,000	5.700		03/08/33	727,993
Energy Transfer LP(a)
	750,000	6.100		12/01/28	789,592
	250,000	5.250		04/15/29	251,970
	500,000	6.400		12/01/30	534,875
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.625	(b)	03/31/36	164,750

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Galaxy Pipeline Assets Bidco Ltd. – (continued)
	$578,534	2.940%		09/30/40	$ 475,845
Sabine Pass Liquefaction LLC(a)
	1,500,000	5.625		03/01/25	1,502,895
Williams Cos., Inc.(a)
	350,000	2.600		03/15/31	299,639

					6,267,824

Real Estate(a) – 0.3%
CBRE Services, Inc.
	600,000	5.950		08/15/34	631,380
Logicor Financing SARL
EUR	600,000	2.250		05/13/25	641,386
	550,000	3.250		11/13/28	577,100
	325,000	1.625		01/17/30	306,753

					2,156,619

Real Estate Investment Trust(a) – 0.4%
American Homes 4 Rent LP
	$125,000	2.375		07/15/31	103,145
NNN REIT, Inc.
	375,000	3.900		06/15/24	371,782
	400,000	5.600		10/15/33	413,548
Realty Income Corp.
	900,000	4.625		11/01/25	894,429
Spirit Realty LP
	300,000	2.100		03/15/28	266,298
WEA Finance LLC/Westfield U.K. & Europe Finance PLC(b)
	400,000	3.750		09/17/24	391,864
WP Carey, Inc.
	240,000	4.600		04/01/24	238,870
	170,000	4.000		02/01/25	167,477

					2,847,413

Retailing(a) – 0.4%
AutoNation, Inc.
	200,000	1.950		08/01/28	172,080
CK Hutchison International 20 Ltd.(b)
	200,000	2.500		05/08/30	174,368
CK Hutchison International 23 Ltd.(b)
	350,000	4.750		04/21/28	350,546
Dollar Tree, Inc.
	650,000	4.000		05/15/25	638,469
Lowe’s Cos., Inc.
	378,000	5.000		04/15/33	386,097
	625,000	5.150		07/01/33	642,469

					2,364,029

Semiconductors(a) – 0.7%
Broadcom, Inc.
	325,000	4.300		11/15/32	311,607
	175,000	3.469	(b)	04/15/34	152,322
	2,784,000	3.137	(b)	11/15/35	2,286,471
	350,000	4.926	(b)	05/15/37	338,569
Micron Technology, Inc.
	125,000	6.750		11/01/29	135,090

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(a) – (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
	$1,004,000	5.000%		01/15/33	$ 1,002,303

					4,226,362

Software(a) – 0.9%
Fidelity National Information Services, Inc.
EUR	550,000	0.625		12/03/25	577,330
Fiserv, Inc.
	$237,000	3.500		07/01/29	223,214
Oracle Corp.
	1,550,000	2.875		03/25/31	1,372,649
	450,000	6.250		11/09/32	489,343
	500,000	4.900		02/06/33	497,635
	850,000	3.950		03/25/51	668,125
	900,000	6.900		11/09/52	1,054,872
	525,000	5.550		02/06/53	525,835
Workday, Inc.
	125,000	3.700		04/01/29	120,049

					5,529,052

Telecommunication Services – 1.4%
AT&T, Inc.(a)
	300,000	4.300		02/15/30	293,664
EUR	307,000	1.800		09/14/39	258,279
	$350,000	4.750		05/15/46	317,327
	280,000	3.650		06/01/51	211,338
Deutsche Telekom International Finance BV
	250,000	8.750		06/15/30	301,372
Telefonica Emisiones SA
GBP	450,000	5.445		10/08/29	593,181
T-Mobile USA, Inc.(a)
	$500,000	3.500		04/15/25	489,655
	656,000	3.750		04/15/27	636,582
	300,000	4.750		02/01/28	298,833
	1,225,000	3.875		04/15/30	1,163,003
	1,675,000	2.550		02/15/31	1,441,924
	375,000	2.700		03/15/32	319,969
	1,525,000	5.200		01/15/33	1,562,439
Verizon Communications, Inc.
	300,000	4.329		09/21/28	296,922
	325,000	4.016	(a)	12/03/29	314,444
	350,000	2.355	(a)	03/15/32	291,368
Vodafone Group PLC(a)
EUR	165,000	1.875		09/11/25	177,602

					8,967,902

Water – 0.4%
Thames Water Utilities Finance PLC
GBP	150,000	4.000		06/19/25	182,934
Veolia Environnement SA(a)
EUR	1,300,000	1.940		01/07/30	1,342,841
(-1X 5 yr. EUR Swap + 2.840%)
	200,000	2.500	(c)	01/20/29	197,603

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Water – (continued)
Veolia Environnement SA(a) – (continued)
(-5 yr. EURIBOR ICE Swap + 2.151%)
EUR	600,000	1.625	%(c)	06/01/26	$ 611,646
					2,335,024

TOTAL CORPORATE OBLIGATIONS (Cost $211,912,143)					$207,801,595

Sovereign Debt Obligations – 29.1%
British Pound – 0.7%
State of North Rhine-Westphalia
GBP	400,000	2.125%		06/13/25	$ 491,118
U.K. Gilts
	840,000	1.500		07/31/53	596,929
	1,990,000	3.500		01/22/45	2,310,598
	220,000	1.750		07/22/57	163,548
	710,000	3.500		07/22/68	812,682

					4,374,875

Canadian Dollar – 1.5%
Province of British Columbia
CAD	2,600,000	2.850		06/18/25	1,923,417
	2,000,000	4.950		06/18/40	1,690,850
Province of Ontario
	1,700,000	2.600		06/02/25	1,253,834
	2,300,000	4.650		06/02/41	1,874,455
Province of Quebec
GBP	2,390,000	2.250		09/15/26	2,895,921

					9,638,477

Euro – 5.6%
European Financial Stability Facility(d)
EUR	1,170,000	0.875		04/10/35	1,057,838
European Union
	820,000	0.200		06/04/36	659,666
Finland Government Bonds
	1,190,000	1.500		09/15/32	1,210,969
French Republic Government Bonds OAT
	1,760,000	1.250		05/25/34	1,707,486
	310,000	3.250		05/25/45	358,230
	210,000	2.000		05/25/48	191,874
	800,000	1.750		05/25/66	632,051
	1,030,000	4.500		04/25/41	1,386,405
Indonesia Government International Bonds(b)
	240,000	2.150		07/18/24	261,604
Ireland Government Bonds
	430,000	0.200		10/18/30	413,894
	920,000	0.350		10/18/32	855,215
Italy Buoni Poliennali Del Tesoro
	5,400,000	0.000	(e)	08/01/26	5,554,589
	3,220,000	0.900		04/01/31	3,009,106
	1,130,000	3.250		03/01/38	1,146,282
	1,170,000	2.150		09/01/52	861,951
	100,000	2.800		03/01/67	80,858
	1,680,000	6.000		05/01/31	2,183,167
Kingdom of Belgium Government Bonds
	1,690,000	0.350		06/22/32	1,559,350

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Kingdom of Belgium Government Bonds – (continued)
EUR	250,000	2.150%		06/22/66	$ 218,839
Portugal Obrigacoes do Tesouro OT
	1,200,000	1.950		06/15/29	1,302,127
Region Wallonne Belgium
	1,300,000	2.875		01/14/38	1,369,736
Republic of Austria Government Bonds
	1,270,000	0.000	(e)	10/20/28	1,256,543
	280,000	2.100	(f)	09/20/17	239,610
	280,000	0.850	(g)	06/30/20	145,697
Romania Government Bonds
RON	1,375,000	6.700		02/25/32	312,577
Romania Government International Bonds
EUR	630,000	2.124		07/16/31	552,865
	70,000	2.000	(b)	01/28/32	59,521
	400,000	3.375	(b)	01/28/50	299,851
Spain Government Bonds
	3,430,000	2.550		10/31/32	3,691,810
	650,000	0.850		07/30/37	528,876
	870,000	1.250		10/31/30	874,343
	700,000	2.900		10/31/46	699,252
	1,110,000	3.450		07/30/66	1,145,551

					35,827,733

Indonesian Rupiah – 0.4%
Indonesia Treasury Bonds
IDR	29,050,000,000	6.625		02/15/34	1,893,737
	2,324,000,000	6.500		02/15/31	150,622
	7,391,000,000	6.375		04/15/32	474,988
	1,439,000,000	6.375		07/15/37	91,591

					2,610,938

Israeli Shekel – 0.2%
Israel Government Bonds - Fixed
	ILS 2,430,000	2.000		03/31/27	637,336
	2,500,000	1.300		04/30/32	561,962

					1,199,298

Japanese Yen – 18.5%
Japan Government Forty Year Bonds
JPY	712,600,000	1.000		03/20/62	4,002,235
Japan Government Ten Year Bonds
	2,015,900,000	0.100		06/20/30	14,114,445
	2,089,600,000	0.100		09/20/31	14,424,761
Japan Government Thirty Year Bonds
	721,900,000	1.400		09/20/52	4,824,545
Japan Government Twenty Year Bonds
	903,000,000	1.100		09/20/42	6,155,898
Japan Government Two Year Bonds
	4,031,000,000	0.005		07/01/24	28,606,663
	780,250,000	0.005		09/01/24	5,536,731
	1,892,350,000	0.005		01/01/25	13,425,619
Japan Treasury Discount Bills(e)
	3,925,500,000	0.000		01/15/24	27,841,818

					118,932,715

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Peruvian Nuevo Sol – 0.1%
Peru Government Bonds
PEN	1,550,000	5.940%	02/12/29	$ 418,179

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	1,320,000	3.375	09/01/33	1,057,100

South Korean Won – 0.6%
Korea Treasury Bonds
KRW	2,598,070,000	1.875	06/10/29	1,883,395
	2,641,660,000	1.375	12/10/29	1,848,509

				3,731,904

Sovereign – 0.2%
Export-Import Bank of Korea
	$390,000	5.000	01/11/28	397,028
Mexico Government International Bonds(a)
	1,521,000	3.771	05/24/61	1,028,101
	360,000	3.750	04/19/71	239,400

				1,664,529

Thai Baht – 0.0%
Thailand Government Bonds
THB	12,000,000	3.450	06/17/43	366,221

Thailand Baht – 0.2%
Thailand Government Bonds
	6,350,000	2.650	06/17/28	187,435
	3,240,000	3.350	06/17/33	99,942
	2,490,000	3.390	06/17/37	77,035
	6,710,000	2.875	12/17/28	200,304
	26,930,000	1.585	12/17/35	696,357

				1,261,073

Total Colombia Peso – 0.1%
Colombia TES
COP	1,779,900,000	9.250	05/28/42	418,384

United States Dollar – 0.8%
Chile Government International Bonds(a)
	$430,000	3.100	05/07/41	325,725
Export-Import Bank of Korea
	330,000	5.125	01/11/33	343,141
Hungary Government International Bonds
	2,040,000	6.125	05/22/28	2,121,927
Korea Hydro & Nuclear Power Co. Ltd.(b)
	630,000	4.250	07/27/27	619,397
Panama Government International Bonds(a)
	200,000	6.875	01/31/36	199,375
Peru Government International Bonds(a)
	10,000	2.780	12/01/60	6,222
	100,000	3.230	07/28/21(h)	62,156
Philippines Government International Bonds
	470,000	3.700	03/01/41	402,731
Romania Government International Bonds(b)
	240,000	3.000	02/27/27	223,200
Saudi Government International Bonds
	830,000	4.875	07/18/33	846,600

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Uruguay Government International Bonds(a)
$90,000	4.375%		01/23/31	$ 89,128

				5,239,602

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $197,328,204)				$186,741,028

Mortgage-Backed Obligations – 25.2%
Collateralized Mortgage Obligations – 1.4%
Interest Only(i) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 5002, Class SJ (-1X 30 day USD SOFR Average + 5.986%)
$985,457	0.648	%(c)	07/25/50	$ 118,826
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
162,842	4.000		09/25/50	32,118
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
877,764	3.000		08/25/50	144,090
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 30 day USD SOFR Average + 5.886%)
411,821	0.547	(c)	05/15/46	46,660
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 30 day USD SOFR Average + 5.936%)
115,049	0.597	(c)	03/15/44	11,706
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
866,267	4.000		08/25/50	168,372
Federal National Mortgage Association REMICS Series 2020-60, Class NI
151,232	4.000		09/25/50	29,828
Federal National Mortgage Association REMICS Series 2017-31, Class SG (30 day USD SOFR Average + 5.986%)
322,577	0.648	(c)	05/25/47	37,760
Federal National Mortgage Association REMICS Series 2018-17, Class CS (-1X 30 day USD SOFR Average + 3.336%)
791,885	0.000	(c)	03/25/48	14,246
Federal National Mortgage Association REMICS Series 2012-5, Class SA (-1X 30 day USD SOFR Average + 5.836%)
157,446	0.498	(c)	02/25/42	15,201
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
134,143	0.628	(a)(c)	10/20/43	6,961
Government National Mortgage Association REMICS Series 2015-129, Class IC
95,286	4.500	(a)	09/16/45	17,481
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
144,394	0.578	(a)(c)	01/20/49	14,223
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
100,112	0.628	(a)(c)	06/20/49	9,621

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(i) – (continued)
Government National Mortgage Association REMICS Series 2020-78, Class DI
$577,989	4.000	%(a)	06/20/50	$ 111,740
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,187,439	2.500	(a)	10/20/50	161,274
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
237,829	0.578	(a)(c)	08/20/43	25,809
Government National Mortgage Association REMICS Series 2015-123, Class SP (1 mo. USD Term SOFR + 6.136%)
145,074	0.778	(a)(c)	09/20/45	16,438
Government National Mortgage Association REMICS Series 2016-27, Class IA
104,960	4.000	(a)	06/20/45	13,242
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
291,087	0.728	(a)(c)	09/20/48	30,911
Government National Mortgage Association REMICS Series 2019-110, Class PS (-1X 1 mo. USD Term SOFR + 5.936%)
985,070	0.578	(a)(c)	09/20/49	113,702
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
285,482	0.778	(a)(c)	02/20/40	29,559
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
106,616	0.728	(a)(c)	01/20/46	11,328
Government National Mortgage Association REMICS Series 2019-151, Class IA
1,363,805	3.500	(a)	12/20/49	238,947
Government National Mortgage Association REMICS Series 2016-138, Class GI
250,776	4.000	(a)	10/20/46	47,092
Government National Mortgage Association REMICS Series 2015-167, Class AS (-1X 1 mo. USD Term SOFR + 6.136%)
86,135	0.778	(a)(c)	11/20/45	9,141

				1,476,276

Sequential Fixed Rate – 0.1%
Federal National Mortgage Association REMICS Series 2011-99, Class DB
143,806	5.000		10/25/41	145,149
Federal National Mortgage Association REMICS Series 2012- 111, Class B
18,956	7.000		10/25/42	20,556
Federal National Mortgage Association REMICS Series 2012- 153, Class B
76,332	7.000		07/25/42	83,374

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2011-52, Class GB
$157,460	5.000%		06/25/41	$ 160,372

				409,451

Sequential Floating Rate(a) – 1.1%
Angel Oak Mortgage Trust Series 2021-6, Class A1
484,377	1.458	(b)(c)	09/25/66	388,638
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (1 yr. MTA + 1.500%)
37,699	6.512	(c)	09/25/35	33,531
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (30 day USD SOFR Average + 1.650%)
143,525	6.987	(b)(c)	01/25/34	144,098
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M1A (30 day USD SOFR Average + 1.000%)
480,744	6.337	(b)(c)	01/25/42	479,168
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (30 day USD SOFR Average + 3.500%)
379,000	8.837	(b)(c)	03/25/42	392,839
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-DNA4, Class M3 (30 day USD SOFR Average + 3.914%)
301,489	9.252	(c)	03/25/29	315,226
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (30 Day USD SOFR Average + 3.350%)
438,000	8.687	(b)(c)	06/25/43	461,836
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R01, Class 1M2 (30 day USD SOFR Average + 1.550%)
318,000	6.887	(b)(c)	10/25/41	318,063
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 (30 day USD SOFR Average + 1.650%)
285,000	6.987	(b)(c)	12/25/41	281,311
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M1 (30 day USD SOFR Average + 1.900%)
189,965	7.237	(b)(c)	04/25/42	191,119
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (30 day USD SOFR Average + 3.000%)
227,000	8.337	(b)(c)	04/25/42	232,442
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
457,298	9.237	(b)(c)	04/25/43	489,549
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
230,000	8.437	(b)(c)	06/25/43	240,134

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06, Class 1M2 (30 day USD SOFR Average + 2.700%)
$220,000	8.037	%(b)(c)	07/25/43	$ 226,566
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (30 day USD SOFR Average + 2.500%)
555,000	7.837	(b)(c)	10/25/43	567,235
GCAT Trust Series 2022-NQM4, Class A1
153,935	5.269	(b)(j)	08/25/67	154,789
HarborView Mortgage Loan Trust Series 2006-6, Class 3A1A
157,889	4.322	(c)	08/19/36	125,972
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,057,661	2.520	(b)(c)	05/25/52	859,033
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
353,362	3.520	(b)(c)	07/25/52	299,903
Mill City Mortgage Loan Trust Series 2017-2, Class A3
163,884	3.235	(b)(c)	07/25/59	157,121
OBX Trust Series 2022-NQM7, Class A1
154,870	5.110	(b)(j)	08/25/62	154,688
Sequoia Mortgage Trust Series 2004-10, Class A3A (6 mo. USD Term SOFR + 1.088%)
29,449	6.577	(c)	11/20/34	26,982
Towd Point Mortgage Trust Series 2020-1, Class A2A
530,000	3.100	(b)(c)	01/25/60	461,703
Verus Securitization Trust Series 2021-8, Class A1
127,708	1.824	(b)(c)	11/25/66	109,396
Verus Securitization Trust Series 2022-INV1, Class A1
87,719	5.041	(b)(j)	08/25/67	86,813

				7,198,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 9,083,882

Commercial Mortgage-Backed Securities – 3.6%
Sequential Fixed Rate – 1.9%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$850,000	2.778	%(c)	11/15/54	$ 686,681
Bank Series 2023-BNK46, Class A4
1,700,000	5.745	(a)	08/15/56	1,793,051
Bank5 Series 2023-5YR4, Class A3
400,000	6.500	(a)	12/15/56	422,895
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,125,000	5.754	(a)	07/15/56	1,182,157
BMO Mortgage Trust Series 2022-C3, Class A5
300,000	5.313	(a)	09/15/54	305,632
BMO Mortgage Trust Series 2023-C5, Class A5
1,500,000	5.765	(a)	06/15/56	1,578,985
BMO Mortgage Trust Series 2023-C7, Class A5
2,300,000	6.160	(a)	12/15/56	2,495,819
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(a)(b)	09/15/50	276,369
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
385,000	3.102	(a)	12/15/72	345,307
DOLP Trust Series 2021-NYC, Class A
1,500,000	2.956	(b)	05/10/41	1,235,301
GS Mortgage Securities Trust Series 2017-GS7, Class A4
950,000	3.430	(a)	08/10/50	877,216

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$1,100,000	2.626	%(a)	04/15/54	$ 933,420

				12,132,833

Sequential Floating Rate(c) –1.7%
Bank Series 2022-BNK40, Class A4
1,150,000	3.394	(a)	03/15/64	1,026,190
Bank5 Series 2023-5YR2, Class A3
1,225,000	6.656	(a)	07/15/56	1,296,911
Bank5 Series 2023-5YR4, Class AS
400,000	7.274	(a)	12/15/56	417,977
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,900,000	6.675	(a)	12/15/56	2,025,797
BBCMS Mortgage Trust Series 2023-5C23, Class AS
650,000	7.703	(a)	12/15/56	693,306
BX Trust Series 2021-AR1A, Class C (1 mo. USD Term SOFR + 1.760%)
450,000	7.123	(b)	10/15/36	434,884
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
1,062,922	7.813	(b)	08/15/39	1,062,341
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class A
1,000,000	6.360	(b)	07/10/28	1,027,019
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1 mo. USD Term SOFR + 0.815%)
1,298,489	6.178	(b)	11/15/38	1,272,419
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF153, Class AS (30 day USD SOFR Average + 0.680%)
800,000	6.011	(a)	02/25/33	798,071
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
700,000	4.000	(a)	04/15/55	648,210

				10,703,125

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 22,835,958

Federal Agencies – 20.2%
Federal Home Loan Mortgage Corp. – 0.0%
$1,656	5.000%		01/01/33	$ 1,671
154	5.000		06/01/33	155
1,694	5.000		07/01/33	1,709
2,255	5.000		08/01/33	2,276
388	5.000		10/01/33	391
1,027	5.000		11/01/33	1,036
488	5.000		12/01/33	492
1,552	5.000		02/01/34	1,567
769	5.000		03/01/34	777
1,361	5.000		04/01/34	1,376
1,771	5.000		05/01/34	1,787
27,278	5.000		06/01/34	27,529
651	5.000		11/01/34	658
6,809	5.000		04/01/35	6,871
2	5.000		11/01/35	2
8,089	5.000		01/01/40	8,254

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$5,559	4.000%	06/01/40	$ 5,412
36,282	4.000	02/01/41	35,273
3,076	4.000	11/01/41	2,980

			100,216

Government National Mortgage Association – 8.7%
164,790	4.000	11/20/44	160,575
15,469	4.000	05/20/45	15,074
353,574	4.000	07/20/45	344,532
246,363	4.000	01/20/46	239,909
85,675	4.500	02/20/48	85,207
28,369	4.500	03/20/48	28,170
100,171	4.500	04/20/48	99,153
224,244	4.500	05/20/48	221,615
900,918	4.000	07/20/48	871,401
314,466	4.500	08/20/48	310,189
179,325	5.000	08/20/48	180,078
910,016	4.000	09/20/48	878,334
1,466,641	4.500	09/20/48	1,446,694
205,657	5.000	09/20/48	206,520
209,387	5.000	10/20/48	210,266
833,843	5.000	11/20/48	837,345
346,729	5.000	12/20/48	348,077
1,128,474	4.500	01/20/49	1,112,069
588,221	5.000	01/20/49	590,507
306,033	4.500	02/20/49	301,488
217,800	4.500	03/20/49	214,633
334,465	5.000	03/20/49	335,765
632,559	3.000	08/20/49	576,702
487,652	4.500	10/20/49	480,715
184,838	4.500	12/20/49	182,151
2,054,475	3.000	03/20/50	1,873,606
764,039	3.000	07/20/51	693,156
378,841	2.500	09/20/51	327,410
900,479	2.500	10/20/51	781,891
564,341	2.500	11/20/51	489,668
836,141	3.000	12/20/51	759,091
2,719,214	2.500	12/20/51	2,355,650
966,879	2.500	01/20/52	835,014
13,232,516	4.500	10/20/52	12,912,296
4,000,000	2.000	TBA-30yr(k)	3,387,648
3,000,000	3.000	TBA-30yr(k)	2,717,905
2,000,000	3.500	TBA-30yr(k)	1,862,876
1,000,000	5.000	TBA-30yr(k)	993,928
2,000,000	5.500	TBA-30yr(k)	2,012,407
4,000,000	6.000	TBA-30yr(k)	4,065,412
9,000,000	6.500	TBA-30yr(k)	9,211,210

			55,556,337

Uniform Mortgage-Backed Security – 11.5%
149,780	4.500	07/01/36	148,926
10,032	4.500	12/01/36	9,975
4,350	4.500	05/01/38	4,336
3,275	4.500	05/01/39	3,269
2,800	4.500	05/01/39	2,793
5,110	4.500	05/01/39	5,101
7,612	4.500	06/01/39	7,598

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$3,623	4.500%	08/01/39	$ 3,616
4,978	4.500	09/01/39	4,959
8,734	4.500	10/01/39	8,699
3,679	4.500	03/01/40	3,664
2,362	4.500	04/01/40	2,352
44,711	4.500	04/01/40	44,521
5,090	4.500	12/01/40	5,069
40,357	4.500	01/01/41	40,186
8,473	4.500	04/01/41	8,424
5,813	4.500	04/01/41	5,780
20,639	4.500	06/01/41	20,522
22,409	4.500	07/01/41	22,281
19,825	4.500	08/01/41	19,790
14,447	4.500	08/01/41	14,365
79,195	4.500	09/01/41	78,744
11,530	4.500	09/01/41	11,465
43,814	4.500	10/01/41	43,564
57,847	4.500	11/01/41	57,518
50,173	4.500	12/01/41	49,887
17,145	4.500	01/01/42	17,047
24,739	4.500	01/01/42	24,599
3,221	4.500	03/01/42	3,236
7,259	4.500	04/01/42	7,226
3,218	4.500	04/01/42	3,203
7,970	3.000	12/01/42	7,383
12,749	3.000	12/01/42	11,768
11,565	3.000	12/01/42	10,769
15,574	3.000	12/01/42	14,402
22,380	3.000	01/01/43	20,708
15,867	3.000	01/01/43	14,573
42,845	3.000	01/01/43	39,654
12,487	3.000	01/01/43	11,486
8,657	3.000	01/01/43	8,068
8,313	3.000	01/01/43	7,646
4,849	3.000	01/01/43	4,455
25,971	3.000	04/01/43	23,957
10,748	3.000	04/01/43	9,863
17,371	3.000	04/01/43	15,974
61,066	3.000	04/01/43	56,161
49,127	3.000	04/01/43	45,163
1,065,204	4.000	12/01/44	1,028,140
203,757	4.500	06/01/45	202,197
1,231,262	4.000	08/01/45	1,190,198
1,640,013	4.000	08/01/45	1,585,830
866,667	4.500	11/01/47	858,374
2,586,525	4.000	01/01/48	2,496,221
14,548	4.500	08/01/48	14,349
258,440	4.500	09/01/48	256,210
181,056	5.000	11/01/48	183,325
848,079	3.000	02/01/49	767,035
11,972	4.500	03/01/49	11,790
94,786	3.500	07/01/49	88,516
919,541	3.500	07/01/49	858,714
859,800	4.000	07/01/49	828,070
651,414	3.500	08/01/49	608,323
400,888	4.500	10/01/50	395,299
2,453,272	3.000	12/01/50	2,204,654
149,426	2.500	03/01/51	129,410

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$885,456	2.500%	05/01/51	$ 765,461
1,768,853	2.500	05/01/51	1,518,670
719,722	2.000	07/01/51	589,451
942,645	2.000	08/01/51	771,807
830,360	2.500	09/01/51	714,458
1,673,021	2.500	09/01/51	1,439,500
185,955	2.500	09/01/51	160,580
741,350	2.500	10/01/51	639,725
437,609	2.500	11/01/51	377,621
339,239	2.500	11/01/51	292,736
1,796,787	2.000	01/01/52	1,476,168
519,944	2.500	01/01/52	441,997
843,981	2.000	02/01/52	690,939
199,455	2.500	02/01/52	169,974
1,193,648	2.500	02/01/52	1,017,364
273,861	2.500	02/01/52	232,760
442,158	2.000	03/01/52	361,091
544,204	2.500	03/01/52	462,686
267,799	2.500	03/01/52	227,757
938,551	4.500	04/01/52	910,376
1,962,104	2.000	04/01/52	1,602,362
1,070,333	2.000	04/01/52	874,093
6,064,034	2.000	05/01/52	4,952,225
61,301	5.000	05/01/52	61,495
76,994	5.000	06/01/52	77,454
1,045,818	5.000	06/01/52	1,052,064
756,734	5.000	06/01/52	759,125
436,132	2.000	06/01/52	356,695
902,131	5.000	07/01/52	903,290
31,819	5.000	07/01/52	31,989
31,810	5.000	07/01/52	31,891
48,603	5.000	07/01/52	48,863
35,159	5.000	07/01/52	35,248
1,422,283	5.000	07/01/52	1,430,777
1,769,516	5.000	07/01/52	1,775,107
884,345	5.000	08/01/52	885,205
40,646	5.000	08/01/52	40,749
17,754	5.000	08/01/52	17,849
916,843	3.000	08/01/52	822,783
977,749	2.000	09/01/52	799,662
926,230	5.500	09/01/52	942,789
381,141	2.500	09/01/52	324,151
1,845,907	5.500	11/01/52	1,878,907
1,414,111	6.000	11/01/52	1,466,604
1,330,307	6.000	11/01/52	1,375,948
1,805,902	6.000	12/01/52	1,862,217
931,553	6.000	01/01/53	960,602
467,120	2.500	02/01/53	397,275
918,917	5.500	04/01/53	924,433
5,871,094	4.500	05/01/53	5,767,215
6,000,000	7.000	TBA-30yr(k)	6,188,207

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$7,000,000	7.000%	TBA-30yr(k)	$ 7,217,387

			73,817,182

TOTAL FEDERAL AGENCIES			$129,473,735

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $164,184,124)			$161,393,575

Asset-Backed Securities(a) –8.0%
Automotive – 1.4%
Bank of America Auto Trust Series 2023-2A, Class A2(b)
$1,125,000	5.850%	08/17/26	$ 1,131,554
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
2,175,000	5.680	09/15/26	2,184,873
GM Financial Consumer Automobile Receivables Trust Series 2023-4, Class A2A
1,475,000	5.890	11/16/26	1,483,046
GMF Floorplan Owner Revolving Trust Series 2023-1, Class A1(b)
1,500,000	5.340	06/15/28	1,515,897
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A2
200,000	5.920	11/16/26	201,509
Nissan Auto Receivables Owner Trust Series 2023-B, Class A3
425,000	5.930	03/15/28	435,274
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
1,875,000	6.080	05/17/27	1,881,615

			8,833,768

Collateralized Loan Obligations(b) – 4.7%
AGL CLO 3 Ltd. Series 2020-3A, Class A(c) (3 mo. USD Term SOFR + 1.562%)
2,100,000	6.956	01/15/33	2,100,376
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(c) (3 mo. USD Term SOFR + 1.482%)
2,100,000	6.876	04/15/33	2,099,922
ARES LXIV CLO Ltd. Series 2022-64A, Class A1(c) (3 mo. USD Term SOFR + 1.440%)
3,225,000	6.834	04/15/35	3,225,419
Elmwood CLO IV Ltd. Series 2020-1A, Class A(c) (3 mo. USD Term SOFR + 1.502%)
5,300,000	6.896	04/15/33	5,300,678
Helios Issuer LLC Series 2023-GRID1, Class 1A
172,172	5.750	12/20/50	175,765
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(c) (30 day USD SOFR Average + 1.600%)
670,000	6.937	05/25/54	670,000
Mountain View CLO LLC Series 2016-1A, Class AR(c) (3 mo. USD Term SOFR + 1.622%)
1,800,000	7.016	04/14/33	1,789,294
Neuberger Berman Loan Advisers CLO 45 Ltd. Series 2021-45A, Class A(c) (3 mo. USD Term SOFR + 1.392%)
740,000	6.786	10/14/35	739,966
New Mountain CLO 1 Ltd. Series CLO-1A, Class AR(c) (3 mo. USD Term SOFR + 1.462%)
1,150,000	6.856	10/15/34	1,148,336

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b) – (continued)
Oaktree CLO Ltd. Series 2021-1A, Class A1(c) (3 mo. USD Term SOFR + 1.422%)
$5,000,000	6.816%	07/15/34	$ 4,997,515
OZLM XIV Ltd. Series 2015-14A, Class CRR(c) (3 mo. USD Term SOFR + 3.652%)
1,700,000	9.046	07/15/34	1,699,859
Venture 36 CLO Ltd. Series 2019-36A, Class D(c) (3 mo. USD Term SOFR + 4.412%)
900,000	9.827	04/20/32	845,562
Venture 39 CLO Ltd. Series 2020-39A, Class A1(c) (3 mo. USD Term SOFR + 1.542%)
3,475,000	6.936	04/15/33	3,449,841
Voya CLO Ltd. Series 2019-1A, Class AR(c) (3 mo. USD Term SOFR + 1.322%)
1,803,858	6.716	04/15/31	1,803,840

			30,046,373

Credit Card – 0.8%
Barclays Dryrock Issuance Trust Series 2023-1, Class A
1,500,000	4.720	02/15/29	1,497,952
(30 day USD SOFR Average + 0.900%)
2,600,000	6.227 (c)	08/15/28	2,603,507
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,275,000	5.230	12/08/27	1,283,751

			5,385,210

Student Loan(b)(c) – 1.1%
ECMC Group Student Loan Trust Series 2017-1A, Class A (30 day USD SOFR Average + 1.314%)
2,360,047	6.652	12/27/66	2,359,341
Navient Student Loan Trust Series 2017-2A, Class A (30 day USD SOFR Average + 1.164%)
3,545,592	6.502	12/27/66	3,523,586
PHEAA Student Loan Trust Series 2016-1A, Class A (30 day USD SOFR Average + 1.264%)
1,036,912	6.602	09/25/65	1,038,491

			6,921,418

TOTAL ASSET-BACKED SECURITIES (Cost $50,989,381)			$ 51,186,769

Agency Debentures – 0.2%
Sovereign – 0.2%
Federal Home Loan Mortgage Corp.
$1,160,000	6.750%	03/15/31	$ 1,350,739
(Cost $1,364,161)

TOTAL AGENCY DEBENTURES (Cost $1,364,161)			$ 1,350,739

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Structured Note(b)(c) – 0.2%
Banks – 0.2%
JPMorgan Chase Bank NA
IDR	15,414,000,000	7.500%	06/17/35	$ 1,074,185
(Cost $1,109,967)

TOTAL STRUCTURED NOTES (Cost $1,109,967)				$ 1,074,185

U.S. Treasury Obligations – 0.3%
U.S. Treasury Inflation-Indexed Bonds
	$2,008,016	1.500%	02/15/53	$ 1,827,696
(Cost $1,596,203)

Shares		Description		Value

Exchange Traded Funds – 0.1%
	3,755	Vanguard Intermediate-Term Corporate Bond ETF		$ 305,206
(Cost $306,201)

Shares		Dividend Rate		Value

Investment Company(l) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
	3,881,647	5.248%		$ 3,881,647
(Cost $3,881,647)

TOTAL INVESTMENTS BEFORE SHORT- TERM INVESTMENTS – 96.1% (Cost $632,672,031)				$615,562,440

Principal Amount		Interest Rate	Maturity Date	Value

Short-term Investments(e) – 4.7%
U.S. Treasury Obligations – 4.7%
U.S. Cash Management Bills
	$30,293,800	0.000%	02/15/24	$ 30,161,025
(Cost $30,156,442)

TOTAL SHORT- TERM INVESTMENTS (Cost $30,156,442)				$ 30,161,025

TOTAL INVESTMENTS – 100.8% (Cost $662,828,473)				$645,723,465

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%				(5,022,000)

NET ASSETS – 100.0%				$640,701,465

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $6,397,165, which represents approximately 1% of the Fund’s net assets as of December 31, 2023.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Actual maturity date is September 20, 2117.

(g)	Actual maturity date is June 30, 2120.

(h)	Actual maturity date is July 28, 2121.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $37,656,980 which represents approximately 5.9% of net assets as of December 31, 2023.

(l)	Represents an affiliated Issuer.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	663,000	JPY	62,194,770	03/21/24	$6,139
	AUD	8,080,184	USD	5,382,383	03/20/24	137,191
	CAD	8,077,600	USD	6,022,716	03/20/24	80,054
	CHF	3,811,471	USD	4,379,850	03/20/24	189,780
	CNH	12,406,326	USD	1,749,000	03/20/24	1,863
	COP	1,614,629,165	USD	409,591	01/03/24	6,807
	EUR	4,346,583	GBP	3,753,197	03/20/24	28,070
	EUR	404,000	PLN	1,749,724	03/20/24	3,248
	EUR	2,751,532	USD	3,005,488	03/20/24	41,913
	GBP	3,195,522	USD	4,041,738	03/20/24	33,037
	ILS	903,094	USD	245,686	03/20/24	4,364
	JPY	1,157,354,795	USD	8,043,798	03/21/24	269,908
	KRW	1,134,889,920	USD	864,000	03/20/24	16,469
	MXN	2,698,000	USD	152,536	03/20/24	4,275
	NOK	23,856,072	USD	2,243,595	03/20/24	108,647
	NZD	2,034,569	USD	1,269,263	03/20/24	17,145
	PLN	9,917,885	USD	2,455,527	03/20/24	62,276
	SEK	50,675,446	USD	4,945,855	03/20/24	94,418
	SGD	3,137,696	USD	2,343,796	03/20/24	42,544
	TWD	51,161,848	USD	1,642,150	03/13/24	51,877
	USD	422,451	COP	1,614,629,165	01/03/24	6,053
	ZAR	8,016,163	USD	429,710	03/20/24	5,434

TOTAL						$1,211,512

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CNH	6,437,955	USD	910,447	03/20/24	$(1,880)
	COP	1,614,629,165	USD	422,451	01/03/24	(6,053)
	EUR	553,912	AUD	908,250	03/20/24	(6,951)
	EUR	785,000	CHF	737,217	03/20/24	(14,451)
	EUR	1,689,667	NOK	20,070,230	03/20/24	(107,597)
	EUR	687,000	SEK	7,747,869	03/20/24	(9,745)
	GBP	1,714,383	EUR	1,993,698	03/20/24	(21,981)
	GBP	1,050,245	USD	1,343,233	03/20/24	(4,010)
	NZD	658,294	AUD	611,045	03/20/24	(1,182)
	SEK	20,257,350	USD	2,024,318	03/20/24	(9,484)
	TRY	12,153,732	USD	383,519	03/20/24	(1,029)
	USD	6,248,055	CAD	8,548,564	02/09/24	(207,054)
	USD	6,187,450	CAD	8,320,750	03/20/24	(99,022)
	USD	3,928,667	CHF	3,384,778	03/20/24	(129,394)
	USD	4,955,985	CNH	35,422,915	03/20/24	(43,133)
	USD	390,826	COP	1,614,629,165	01/03/24	(25,573)
	USD	406,280	COP	1,614,629,165	02/07/24	(7,065)
	USD	902,277	CZK	20,432,985	03/20/24	(9,473)
	USD	76,989,336	EUR	70,971,903	02/14/24	(1,502,099)
	USD	6,307,344	EUR	5,820,249	03/20/24	(138,749)
	USD	17,153,212	GBP	14,106,898	01/10/24	(829,168)
	USD	6,218,564	GBP	4,939,459	03/20/24	(79,995)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc. (continued)	USD	4,136,956	IDR	64,294,574,301	03/13/24	$(38,574)
	USD	1,169,186	ILS	4,339,183	02/22/24	(30,939)
	USD	667,956	ILS	2,470,394	03/20/24	(16,051)
	USD	26,757,103	JPY	3,927,525,557	01/16/24	(1,169,462)
	USD	88,052,686	JPY	12,894,862,379	02/13/24	(4,025,696)
	USD	8,060,602	JPY	1,130,057,849	03/21/24	(57,019)
	USD	4,000,550	KRW	5,232,759,550	03/13/24	(57,583)
	USD	529,989	KRW	691,731,334	03/20/24	(6,670)
	USD	315,106	MXN	5,582,583	03/20/24	(9,360)
	USD	165,553	NOK	1,813,194	03/20/24	(13,230)
	USD	3,145,419	NZD	5,115,240	03/20/24	(88,821)
	USD	411,768	PEN	1,556,646	02/20/24	(8,361)
	USD	875,000	PLN	3,448,851	03/20/24	(542)
	USD	4,820,715	SEK	50,407,424	03/20/24	(192,900)
	USD	944,908	SGD	1,282,018	01/12/24	(27,073)
	USD	879,000	SGD	1,166,375	03/20/24	(8,074)
	USD	1,687,887	THB	59,760,138	03/20/24	(75,166)
	USD	1,087,651	ZAR	20,929,715	03/20/24	(48,483)

TOTAL						$(9,129,092)

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage
Association	2.500%	TBA - 30yr	01/20/24	$(2,000,000)	$(1,751,938)
Government National Mortgage
Association	4.000	TBA - 30yr	01/20/24	(2,000,000)	(1,910,662)
Government National Mortgage
Association	4.500	TBA - 30yr	01/20/24	(17,000,000)	(16,596,561)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/01/24	(4,000,000)	(3,270,687)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/01/24	(7,000,000)	(6,791,091)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/01/24	(7,000,000)	(6,929,996)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/01/24	(3,000,000)	(2,839,217)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	01/01/24	(3,000,000)	(3,014,767)

(PROCEEDS RECEIVABLE: $(42,395,352))					$(43,104,919)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	67	03/26/24	$8,766,470	$614,193
10 Year U.S. Treasury Notes	19	03/19/24	2,144,922	(1,622)
20 Year U.S. Treasury Bonds	87	03/19/24	10,869,562	81,085
30 Year German Euro-Buxl	45	03/07/24	7,040,332	450,009
5 Year German Euro-Bund	25	03/07/24	3,787,101	96,004

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	229	03/28/24	$24,909,117	$235,841
Australian 10 Year Government Bonds	58	03/15/24	4,611,108	124,036
Australian 3 Year Government Bonds	85	03/15/24	6,189,412	51,328
Canada 10 Year Government Bonds	179	03/19/24	16,775,382	655,060
Euro BTP	18	03/07/24	2,367,642	71,706
Euro-Bobl	66	03/07/24	8,690,826	110,490
Euro-Schatz	122	03/07/24	14,349,685	67,148
French 10 Year Government Bonds	72	03/07/24	10,452,995	281,361
Ultra Long U.S. Treasury Bonds	148	03/19/24	19,771,875	982,448

Total				$3,819,087

Short position contracts:
2 Year U.S. Treasury Notes	(88)	03/28/24	(18,120,437)	(80,734)
Ultra 10-Year U.S. Treasury Note	(25)	03/19/24	(2,950,391)	(131,297)

Total				$(212,031)

TOTAL FUTURES CONTRACTS				$3,607,056

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)(a)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M KLIBOR(b)	3.271%(b)	BofA Securities LLC	12/21/31	MYR	1,540	$(11,897)	$—	$(11,897)
3M KLIBOR(b)	3.735(b)	Citibank NA	07/14/32		1,950	(1,731)	—	(1,731)
3M KLIBOR(b)	3.750(b)	Citibank NA	12/21/32		3,450	(3,637)	(43,281)	39,644
3M KLIBOR(b)	3.680(b)	MS & Co. Int. PLC	07/12/32		1,940	(3,504)	—	(3,504)

TOTAL						$(20,769)	$(43,281)	$22,512

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(b)	11.814%(b)	01/02/24	BRL	20,820	$(58,781)	$(3,155)	$(55,626)
12.795%(c)	12M BID Average(c)	01/02/24		19,730	22,325	—	22,325
12M BID Average(c)	13.950(c)	01/02/24		6,380	8,788	(21,851)	30,639
3M EURO(d)	1.750(e)	09/21/24	EUR	2,880	(31,235)	(7,024)	(24,211)
12M BID Average(c)	12.060(c)	01/02/25	BRL	9,890	2,389	216,931	(214,542)
12M BID Average(c)	12.063(c)	01/02/25		11,420	24,201	249,499	(225,298)
13.300(c)	12M BID Average(c)	01/02/25		7,340	(41,032)	(210,707)	169,675
10.950(c)	1M BID Average(c)	01/02/25		530	2,610	(9,851)	12,461

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M EURO(d)	3.720%(b)	03/18/25	EUR	57,480	$441,806	$(82,977)	$524,783
12M GBP(b)	5.500(b)	03/20/25	GBP	9,530	131,327	81,797	49,530
12M BID Average(c)	10.850(c)	01/02/26	BRL	38,810	84,966	11,954	73,012
Mexico Interbank TIIE 28 Days(c)	9.500(c)	03/18/26	MXN	15,820	3,084	3,148	(64)
1.250%(e)	12M CHFOR(e)	03/20/26	CHF	62,980	(286,867)	(316,807)	29,940
3.000(e)	12M EURO(e)	03/20/26	EUR	97,990	(1,410,800)	(1,332,391)	(78,409)
4M CNRR(d)	2.000(d)	03/20/26	CNY	108,490	(3,618)	(53,649)	50,031
3M STIBOR(d)	3.500(e)	03/20/26	SEK	674,100	1,081,743	697,528	384,215
3M KWCDC(d)	3.750(d)	03/20/26	KRW	8,200,110	76,603	(3,478)	80,081
12M CDOR(f)	3.750(f)	03/20/26	CAD	26,210	58,742	(25,900)	84,642
3.750(d)	3M AUDOR(d)	03/20/26	AUD	49,910	26,985	208,231	(181,246)
12M SOFR(e)	4.000(e)	03/20/26		$24,600	84,159	24,380	59,779
6M NIBOR(f)	4.250(e)	03/20/26	NOK	317,990	307,524	238,209	69,315
12M GBP(e)	5.250(e)	03/20/26	GBP	56,360	1,982,699	1,414,119	568,580
3M JIBAR(d)	8.000(d)	03/20/26	ZAR	59,850	19,922	20,458	(536)
12M JYOR(e)	0.500(e)	08/02/26	JPY	2,099,120	47,467	15,629	31,838
11.230(c)	12M BID Average(c)	01/04/27	BRL	740	(2,500)	1,447	(3,947)
13.030(b)	12M BID Average(b)	01/04/27		2,379	(33,204)	—	(33,204)
10.286(c)	12M BID Average(c)	01/04/27		8,240	(15,362)	—	(15,362)
12M BID Average(c)	8.495(c)	01/04/27		2,060	(30,564)	(37,319)	6,755
12M GBP(e)	5.000(e)	03/20/27	GBP	6,510	342,749	193,389	149,360
12M SOFR(e)	3.350(e)	10/06/27		$66,060	309,676	(29,423)	339,099
6M EURO(f)	3.000(e)	10/20/27	EUR	30,150	565,414	(207,162)	772,576
12M SOFR(e)	3.730(e)	11/28/27		$13,390	153,816	64,670	89,146
3.000(e)	6M EURO(f)	03/20/28	EUR	1,680	(44,741)	(24,888)	(19,853)
12M EURO(e)	2.673(e)	04/22/28		27,720	706,013	103,605	602,408
2.852(e)	3M EURO(d)	04/22/28		27,720	(691,046)	(88,873)	(602,173)
0.500(e)	12M JYOR(e)	08/03/28	JPY	4,371,290	94,008	(43,410)	137,418
12M SOFR(e)	3.696(e)	09/22/28		$56,690	561,089	(120,467)	681,556
12M EURO(e)	2.500(e)	10/19/28	EUR	16,840	316,550	117,730	198,820
11.500(c)	12M BID Average(c)	01/02/29	BRL	8,710	(80,088)	(33,182)	(46,906)
3.250(f)	12M CDOR(f)	03/20/29	CAD	6,050	(50,422)	10,128	(60,550)
1.250(e)	12M CHFOR(e)	03/20/29	CHF	2,880	(35,300)	(30,488)	(4,812)
2.750(e)	12M EURO(e)	03/20/29	EUR	3,280	(110,414)	(67,736)	(42,678)
4.750(e)	12M GBP(e)	03/20/29	GBP	5,900	(500,114)	(287,001)	(213,113)
4M CNRR(d)	2.500(d)	03/20/29	CNY	459,930	644,882	153,657	491,225
12M THOR(d)	2.750(d)	03/20/29	THB	38,370	22,804	7,820	14,984
3M KWCDC(d)	3.750(d)	03/20/29	KRW	2,145,690	61,474	13,878	47,596
6M NIBOR(f)	3.750(e)	03/20/29	NOK	69,320	126,466	109,806	16,660
8.500(d)	3M JIBAR(d)	03/20/29	ZAR	37,400	(35,766)	(36,855)	1,089
12M SOFR(e)	4.250(e)	03/20/29		$20,530	765,293	651,445	113,848
4.000(f)	6M AUDOR(f)	03/20/29	AUD	8,650	(23,111)	101,481	(124,592)
3.000(e)	6M EURO(f)	03/20/29	EUR	3,630	(120,881)	(95,966)	(24,915)
0.500(e)	12M JYOR(e)	03/21/29	JPY	10,588,000	43,051	789,483	(746,432)
12M GBP(e)	4.500(e)	03/20/31	GBP	6,130	618,602	344,027	274,575
3.000(e)	6M EURO(f)	03/20/31	EUR	1,000	(43,482)	(35,695)	(7,787)
2.680(e)	12M SOFR(e)	07/28/32		$14,780	372,654	209,644	163,010
4.250(e)	12M GBP(e)	03/20/33	GBP	3,390	(339,262)	(169,677)	(169,585)
12M JYOR(e)	1.250(e)	08/02/33	JPY	900,220	14,799	57	14,742
1.250(e)	12M JYOR(e)	08/03/33		1,110,000	(18,117)	(60,364)	42,247
12M SOFR(e)	4.306(e)	10/05/33		$23,010	826,950	2,432	824,518
6M EURO(f)	3.000(e)	11/10/33	EUR	22,790	476,864	299,054	177,810

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(e)	3.500%(e)	12/20/33		$350	$751	$1,796	$(1,045)
Mexico Interbank TIIE
28 Days(c)	9.000(c)	03/08/34	MXN	1,320	3,318	3,113	205
12M CHFOR(e)	1.500(e)	03/20/34	CHF	5,820	221,249	200,187	21,062
3.250%(f)	12M CDOR(f)	03/20/34	CAD	2,730	(37,938)	13,974	(51,912)
12M EURO(e)	2.750(e)	03/20/34	EUR	3,040	148,566	87,155	61,411
6M EURO(f)	3.000(e)	03/20/34		4,420	233,351	208,371	24,980
3M KWCDC(d)	3.750(d)	03/20/34	KRW	8,196,630	438,638	230,048	208,590
3.000(e)	3M STIBOR(d)	03/20/34	SEK	71,320	(430,376)	(262,472)	(167,904)
6M AUDOR(f)	4.250(f)	03/20/34	AUD	3,130	11,727	(72,783)	84,510
12M GBP(e)	4.250(e)	03/20/34	GBP	710	75,949	38,357	37,592
12M SOFR(e)	4.250(e)	03/20/34		$10,130	704,750	644,404	60,346
3M NZDOR(d)	4.750(f)	03/20/34	NZD	4,580	150,710	5,296	145,414
6M WIBOR(f)	5.000(e)	03/20/34	PLN	5,180	58,846	55,713	3,133
3.750(e)	6M NIBOR(f)	03/20/34	NOK	10,670	(41,290)	(28,216)	(13,074)
3M JIBAR(d)	9.500(d)	03/20/34	ZAR	7,690	9,120	4,956	4,164
1.000(e)	12M JYOR(e)	03/21/34	JPY	829,000	(65,088)	62,160	(127,248)
3.240(e)	12M SOFR(e)	10/06/35		$15,170	98,197	(188,029)	286,226
4.250(e)	12M GBP(e)	03/20/36	GBP	1,390	(164,222)	(82,467)	(81,755)
3.781(e)	12M SOFR(e)	09/22/36		$12,780	(402,505)	189,730	(592,235)
12M SOFR(e)	2.910(e)	07/28/37		37,860	(828,177)	(527,965)	(300,212)
6M EURO(f)	2.152(e)	08/09/37	EUR	18,040	(441,947)	(782,565)	340,618
12M SOFR(e)	3.391(e)	05/10/38		$44,120	(265,143)	(463,954)	198,811
12M JYOR(e)	1.500(e)	08/03/38	JPY	1,203,000	(62,790)	(90,951)	28,161
1.451(e)	6M EURO(f)	08/10/42	EUR	46,140	1,684,253	1,384,505	299,748
12M GBP(e)	4.250(e)	03/20/44	GBP	950	150,856	77,769	73,087
2.750(e)	6M EURO(f)	03/20/44	EUR	350	(16,355)	(11,153)	(5,202)
2.080(e)	12M SOFR(e)	07/28/47		$37,570	853,729	587,457	266,272
6M EURO(f)	1.051(e)	08/11/47	EUR	27,020	(835,010)	(613,250)	(221,760)
2.564(e)	12M SOFR(e)	05/11/53		$37,550	399,145	391,336	7,809
2.000(e)	6M EURO(f)	05/17/53	EUR	8,400	29,105	75,500	(46,395)
2.500(e)	6M EURO(f)	11/10/53		10,160	(487,872)	(353,980)	(133,892)
3.613(e)	12M SOFR(e)	11/15/53		$12,280	(529,953)	(81,483)	(448,470)
3.512(e)	12M SOFR(e)	11/29/53		4,230	(152,675)	(75,936)	(76,739)
12M GBP(e)	4.000(e)	03/20/54	GBP	720	113,225	47,190	66,035
2.500(e)	6M EURO(f)	03/20/54	EUR	1,950	(88,957)	(57,409)	(31,548)
12M GBP(e)	3.000(e)	12/21/62	GBP	470	(33,963)	3,695	(37,658)

TOTAL					$7,925,011	$3,539,439	$4,385,572

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made at maturity.
(c)	Payments made at monthly.
(d)	Payments made quarterly.
(e)	Payments made annually.
(f)	Payments made semi-annually.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.AAA.16	0.500%	0.766%	MS & Co. Int. PLC	04/17/65	$10,500	$(185,337)	$(207,931)	$22,594

TOTAL						$(185,337)	$(207,931)	$22,594

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
BASF SE	(1.000)%	0.454%	06/20/28	EUR	1,050	$(27,254)	$(16,359)	$(10,895)
Continental AG	(1.000)	0.907	12/20/28		1,424	(7,315)	692	(8,007)
Next Group PLC	(1.000)	0.614	06/20/28		900	(16,544)	3,988	(20,532)
Protection Sold:
CDX.NA.IG Index 34	1.000	0.220	06/20/25		$3,125	35,912	16,304	19,608
CDX.NA.IG Index 40	1.000	0.507	06/20/28		8,143	166,441	118,113	48,328
CDX.NA.IG Index 41	1.000	0.565	12/20/28		3,518	69,728	34,316	35,412
Republic of Indonesia, 4.125%, 01/15/25	1.000	0.701	12/20/28		1,740	23,925	11,397	12,528
Republic of Peru, 8.750%, 11/21/2033	1.000	0.701	12/20/28		1,150	15,929	8,848	7,081
Unibail-Rodamco-Westfield SE, 1.375%, 03/09/26	1.000	0.338	06/20/24	EUR	1,200	4,618	2,142	2,476
United Mexican States, 4.150%, 03/28/27	1.000	0.880	12/20/28		$1,560	8,955	(16,374)	25,329

TOTAL						$274,395	$163,067	$111,328

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	3.425%	03/13/2024	38,300,000	$38,300,000	$14,799	$41,260	$(26,461)
3M IRS	MS & Co. Int. PLC	3.800	03/13/2024	76,600,000	76,600,000	6,139	22,505	(16,366)

				114,900,000	$114,900,000	$20,938	$63,765	$(42,827)

Puts
3M IRS	Citibank NA	4.050	02/05/2024	18,390,000	18,390,000	130	3,607	(3,477)
3M IRS	Citibank NA	3.700	02/05/2024	18,390,000	18,390,000	1,129	21,263	(20,134)
3M IRS	Citibank NA	3.750	02/05/2024	18,390,000	18,390,000	824	16,327	(15,503)
3M IRS	Citibank NA	4.000	02/05/2024	18,390,000	18,390,000	175	4,557	(4,382)

				73,560,000	$73,560,000	$2,258	$45,754	$(43,496)

Total purchased option contracts				188,460,000	$188,460,000	$23,196	$109,519	$(86,323)

Written option contracts
Calls
6M IRS	Citibank NA	3.720	03/14/2024	(32,470,000)	(32,470,000)	(253,860)	(73,784)	(180,076)
6M IRS	Citibank NA	3.744	03/14/2024	(32,470,000)	(32,470,000)	(261,803)	(71,829)	(189,974)
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(3,800,000)	(3,800,000)	(26,397)	(42,205)	15,808
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(3,800,000)	(3,800,000)	(122,925)	(45,790)	(77,135)
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(3,850,000)	(3,850,000)	(52,242)	(42,831)	(9,411)
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(3,800,000)	(3,800,000)	(32,602)	(42,370)	9,768
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(3,700,000)	(3,700,000)	(150,784)	(40,422)	(110,362)
3M IRS	MS & Co. Int. PLC	3.650	03/13/2024	(114,900,000)	(114,900,000)	(17,327)	(55,013)	37,686
1M IRS	UBS AG (London)	2.660	01/15/2024	(3,810,000)	(3,810,000)	(10,857)	(39,800)	28,943
1M IRS	UBS AG (London)	2.431	01/22/2024	(3,840,000)	(3,840,000)	(28,402)	(39,462)	11,060

				(206,440,000)	$(206,440,000)	$(957,199)	$(493,506)	$(463,693)

Puts
3M IRS	Citibank NA	3.900	02/05/2024	(36,780,000)	(36,780,000)	(646)	(14,429)	13,783
3M IRS	Citibank NA	3.850	02/05/2024	(36,780,000)	(36,780,000)	(881)	(19,688)	18,807
6M IRS	Citibank NA	3.720	03/14/2024	(32,470,000)	(32,470,000)	(3,645)	(73,784)	70,139
6M IRS	Citibank NA	3.744	03/14/2024	(32,470,000)	(32,470,000)	(3,298)	(71,829)	68,531
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(3,800,000)	(3,800,000)	(63,988)	(42,205)	(21,783)
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(3,800,000)	(3,800,000)	(2,014)	(45,790)	43,776
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(3,850,000)	(3,850,000)	(20,556)	(42,831)	22,275
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(3,800,000)	(3,800,000)	(49,804)	(42,370)	(7,434)
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(3,700,000)	(3,700,000)	(1)	(40,423)	40,422
1M IRS	UBS AG (London)	2.660	01/15/2024	(3,810,000)	(3,810,000)	(75,331)	(39,800)	(35,531)
1M IRS	UBS AG (London)	2.431	01/22/2024	(3,840,000)	(3,840,000)	(47,949)	(39,462)	(8,487)

				(165,100,000)	$(165,100,000)	$(268,113)	$(472,611)	$204,498

Total written option contracts				(371,540,000)	$(371,540,000)	$(1,225,312)	$(966,117)	$(259,195)

TOTAL				(183,080,000)	$(183,080,000)	$(1,202,116)	$(856,598)	$(345,518)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Polish Zloty
RON	— Romania New Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U. S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— U. S. Dollar

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
2M IRS	— 2 Months Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 41	— CDX North America Investment Grade Index 41
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 79.1%
Aerospace & Defense – 1.0%
Boeing Co.(a)
$90,000	5.150%	05/01/30	$ 91,631
25,000	3.250	02/01/35	21,108
90,000	5.805	05/01/50	93,345
Howmet Aerospace, Inc.
180,000	5.950	02/01/37	188,255
TransDigm, Inc.(a)
105,000	5.500	11/15/27	103,074
30,000	4.625	01/15/29	28,129
220,000	4.875	05/01/29	205,999
Triumph Group, Inc.(a)
220,000	7.750	08/15/25	219,683

			951,224

Agriculture – 0.2%
MHP Lux SA
200,000	6.950	04/03/26	154,000

Airlines(b) – 0.8%
Allegiant Travel Co.(a)
110,000	7.250	08/15/27	108,140
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
280,000	5.750	04/20/29	273,117
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(a)
82,600	6.500	06/20/27	82,836
United Airlines, Inc.(a)
255,000	4.375	04/15/26	248,707

			712,800

Automotive – 2.0%
Dealer Tire LLC/DT Issuer LLC(a)(b)
575,000	8.000	02/01/28	570,101
Ford Motor Co.
185,000	4.750	01/15/43	152,821
Ford Motor Credit Co. LLC(a)
235,000	4.950	05/28/27	229,435
General Motors Co.(a)
135,000	6.125	10/01/25	136,744
General Motors Financial Co., Inc.(a)
365,000	5.650	01/17/29	373,611
Hyundai Capital America(a)(b)
370,000	6.200	09/21/30	389,558

			1,852,270

Banks – 16.9%
Banco do Brasil SA(a)(c) (10 yr. CMT + 4.398%)
400,000	6.250	04/15/24	388,672
Banco Mercantil del Norte SA(a)(c) (10 yr. CMT + 5.353%)
400,000	7.625	01/10/28	384,600
Banco Santander SA
600,000	2.749	12/03/30	498,240
400,000	6.921	08/08/33	426,700
Bank of America Corp.(a)(c)
(3 mo. USD Term SOFR + 1.252%)
345,000	2.496	02/13/31	296,507
(3 mo. USD Term SOFR + 1.332%)
285,000	3.970	03/05/29	272,203

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.(a)(c) – (continued)
(3 mo. USD Term SOFR + 1.572%)
$340,000	4.271%		07/23/29	$ 328,097
(Secured Overnight Financing Rate + 1.220%)
415,000	2.651		03/11/32	350,716
(Secured Overnight Financing Rate + 1.530%)
470,000	1.898		07/23/31	383,891
(Secured Overnight Financing Rate + 1.630%)
150,000	5.202		04/25/29	150,915
(Secured Overnight Financing Rate + 2.150%)
515,000	2.592		04/29/31	443,528
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.755%)
15,000	4.596		07/26/30	14,920
Barclays PLC(a)
250,000	4.337		01/10/28	242,873
(Secured Overnight Financing Rate + 2.714%)
225,000	2.852	(c)	05/07/26	217,193
BBVA Bancomer SA(a)(c) (5 yr. CMT + 2.650%)
200,000	5.125		01/18/33	180,416
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.004%)
200,000	1.323		01/13/27	184,464
Citigroup, Inc.
635,000	4.125		07/25/28	610,025
(Secured Overnight Financing Rate + 1.422%)
370,000	2.976	(a)(c)	11/05/30	329,825
Fifth Third Bancorp(a)(c) (Secured Overnight Financing Rate Index + 2.127%)
350,000	4.772		07/28/30	343,301
Freedom Mortgage Corp.(a)(b)
275,000	7.625		05/01/26	271,639
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.538%)
200,000	1.645		04/18/26	190,084
Itau Unibanco Holding SA(a)(c) (5 yr. CMT + 3.981%)
200,000	7.721		06/12/24	197,856
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.207%)
285,000	3.509		01/23/29	269,807
(3 mo. USD Term SOFR + 2.515%)
335,000	2.956		05/13/31	294,676
(3 mo. USD Term SOFR + 3.125%)
2,220,000	4.600		02/01/25	2,138,482
M&T Bank Corp.(a)(c) (Secured Overnight Financing Rate + 1.850%)
475,000	5.053		01/27/34	450,005
Macquarie Bank Ltd.(a)(b)(c) (5 yr. CMT + 1.700%)
635,000	3.052		03/03/36	514,140
Morgan Stanley(a)(c)
(3 mo. USD Term SOFR + 1.890%)
280,000	4.431		01/23/30	272,754
(Secured Overnight Financing Rate + 1.034%)
405,000	1.794		02/13/32	323,154
(Secured Overnight Financing Rate + 1.143%)
750,000	2.699		01/22/31	656,977
(Secured Overnight Financing Rate + 1.590%)
125,000	5.164		04/20/29	125,584

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(a)(c) – (continued)
(Secured Overnight Financing Rate + 1.610%)
$150,000	4.210%		04/20/28	$ 146,550
NatWest Group PLC(a)(c) (3 mo. USD LIBOR + 1.762%)
225,000	4.269		03/22/25	224,199
PNC Financial Services Group, Inc.(a)(c) (5 yr. CMT + 3.238%)
510,000	6.200		09/15/27	498,183
Popular, Inc.(a)
98,000	7.250		03/13/28	100,807
Truist Financial Corp.(a)(c)
(1 yr. CMT + 4.349%)
561,000	5.100		03/01/30	512,013
(Secured Overnight Financing Rate + 2.050%)
25,000	6.047		06/08/27	25,449
Turkiye Vakiflar Bankasi TAO(b)
200,000	6.500		01/08/26	197,563
UBS Group AG
250,000	4.550		04/17/26	246,623
(1 yr. CMT + 1.100%)
435,000	2.746	(a)(b)(c)	02/11/33	356,182
(5 yr. CMT + 4.745%)
200,000	9.250	(a)(b)(c)	11/13/28	215,500
Wells Fargo & Co.
230,000	4.300		07/22/27	225,218
95,000	4.150	(a)	01/24/29	92,422
(5 yr. CMT + 3.606%)
400,000	7.625	(a)(c)	09/15/28	419,304
(Secured Overnight Financing Rate + 2.100%)
390,000	4.897	(a)(c)	07/25/33	380,180
Yapi ve Kredi Bankasi AS(a)(b)(c) (5 yr. USD Swap + 11.245%)
200,000	13.875		01/15/24	200,313

				15,592,750

Beverages(a) – 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
390,000	4.700		02/01/36	389,236
Constellation Brands, Inc.
100,000	3.150		08/01/29	93,019
Keurig Dr Pepper, Inc.
421,000	3.200		05/01/30	387,004

				869,259

Biotechnology(a) – 0.5%
Amgen, Inc.
115,000	5.250		03/02/30	118,258
375,000	5.250		03/02/33	384,356

				502,614

Building Materials(a) – 1.4%
Carrier Global Corp.
410,000	2.722		02/15/30	367,073
Cornerstone Building Brands, Inc.(b)
255,000	6.125		01/15/29	210,900
CP Atlas Buyer, Inc.(b)
305,000	7.000		12/01/28	266,058

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – (continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
	$270,000	4.900%	12/01/32	$ 272,921
Standard Industries, Inc.(b)
	230,000	4.375	07/15/30	211,030

				1,327,982

Chemicals(a)(b) – 2.1%
ASP Unifrax Holdings, Inc.
	50,000	5.250	09/30/28	36,458
Avient Corp.
	180,000	7.125	08/01/30	186,656
Axalta Coating Systems LLC
	325,000	3.375	02/15/29	292,302
Chemours Co.
	315,000	4.625	11/15/29	276,513
Ingevity Corp.
	190,000	3.875	11/01/28	170,724
International Flavors & Fragrances, Inc.
	540,000	2.300	11/01/30	448,006
Minerals Technologies, Inc.
	325,000	5.000	07/01/28	311,610
WR Grace Holdings LLC
	230,000	5.625	08/15/29	203,141

				1,925,410

Coal(a) – 0.0%
Teck Resources Ltd.
	25,000	3.900	07/15/30	23,249

Commercial Services – 2.1%
Adani Ports & Special Economic Zone Ltd.(a)
	350,000	4.000	07/30/27	311,281
Alarm.com Holdings, Inc.(d)
	15,000	0.000	01/15/26	13,305
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(b)
	170,000	6.000	06/01/29	139,264
APi Group DE, Inc.(a)(b)
	365,000	4.125	07/15/29	333,822
	50,000	4.750	10/15/29	46,892
APX Group, Inc.(a)(b)
	305,000	5.750	07/15/29	284,733
CoStar Group, Inc.(a)(b)
	75,000	2.800	07/15/30	64,178
Garda World Security Corp.(a)(b)
	75,000	7.750	02/15/28	77,980
Quanta Services, Inc.(a)
	61,000	2.900	10/01/30	53,737
Verisure Midholding AB(a)
EUR	380,000	5.250	02/15/29	399,759
VT Topco, Inc.(a)(b)
	$205,000	8.500	08/15/30	213,329

				1,938,280

Computers(a) – 0.7%
Dell International LLC/EMC Corp.
	99,000	6.020	06/15/26	101,312
	270,000	5.300	10/01/29	278,170

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
KBR, Inc.(b)
$110,000	4.750%	09/30/28	$ 102,118
Unisys Corp.(b)
65,000	6.875	11/01/27	58,575
Virtusa Corp.(b)
95,000	7.125	12/15/28	81,653

			621,828

Distribution & Wholesale(a)(b) – 0.2%
BCPE Empire Holdings, Inc.
195,000	7.625	05/01/27	188,471

Diversified Financial Services(a) – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
175,000	6.500	07/15/25	177,604
AG Issuer LLC(b)
350,000	6.250	03/01/28	347,858
AG TTMT Escrow Issuer LLC(b)
45,000	8.625	09/30/27	47,362
Air Lease Corp.
75,000	2.875	01/15/26	71,499
245,000	3.750	06/01/26	236,721
Ally Financial, Inc.(c) (7 yr. CMT + 3.481%)
295,000	4.700	05/15/28	201,538
Aviation Capital Group LLC(b)
75,000	1.950	01/30/26	69,480
Avolon Holdings Funding Ltd.(b)
60,000	3.950	07/01/24	59,237
75,000	2.875	02/15/25	72,426
50,000	4.250	04/15/26	48,359
Global Aircraft Leasing Co. Ltd.(b)(e) (PIK 7.250%, Cash 6.500%)
74,581	6.500	09/15/24	70,223
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
285,000	4.750	09/15/24	283,242
Macquarie Airfinance Holdings Ltd.(b)
155,000	8.125	03/30/29	162,099
Midcap Financial Issuer Trust(b)
200,000	6.500	05/01/28	187,206
Nationstar Mortgage Holdings, Inc.(b)
200,000	5.500	08/15/28	192,714
Navient Corp.
300,000	5.500	03/15/29	276,777
205,000	9.375	07/25/30	215,986
NFP Corp.(b)
540,000	6.875	08/15/28	549,272
OneMain Finance Corp.
250,000	4.000	09/15/30	213,918
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(b)
160,000	6.375	02/01/27	151,446
United Wholesale Mortgage LLC(b)
265,000	5.500	11/15/25	263,325
210,000	5.500	04/15/29	198,755
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
460,000	7.875	05/01/27	398,240

			4,495,287

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – 1.8%
AES Panama Generation Holdings SRL
$392,838	4.375%		05/31/30	$ 329,002
American Electric Power Co., Inc.
325,000	2.300		03/01/30	277,830
NextEra Energy Operating Partners LP(b)
165,000	7.250		01/15/29	172,875
Pacific Gas & Electric Co.
25,000	2.100		08/01/27	22,546
355,000	2.500		02/01/31	293,219
Pike Corp.(b)
445,000	5.500		09/01/28	423,898
Vistra Operations Co. LLC(b)
50,000	3.550		07/15/24	49,244
60,000	4.300		07/15/29	56,415

				1,625,029

Electronics(a)(b) – 0.4%
Imola Merger Corp.
375,000	4.750		05/15/29	355,875

Engineering & Construction(a) – 1.3%
Aeropuerto Internacional de Tocumen SA(b)
210,000	4.000		08/11/41	158,172
Arcosa, Inc.(b)
190,000	4.375		04/15/29	176,911
Global Infrastructure Solutions, Inc.(b)
280,000	5.625		06/01/29	257,342
85,000	7.500		04/15/32	78,706
IHS Netherlands Holdco BV
200,000	8.000		09/18/27	177,313
Mexico City Airport Trust
400,000	5.500		10/31/46	343,028

				1,191,472

Entertainment(a)(b) – 0.6%
Cinemark USA, Inc.
290,000	5.875		03/15/26	284,910
SeaWorld Parks & Entertainment, Inc.
290,000	5.250		08/15/29	271,948

				556,858

Environmental(a)(b) – 0.9%
GFL Environmental, Inc.
340,000	4.000		08/01/28	313,732
Waste Pro USA, Inc.
535,000	5.500		02/15/26	515,852

				829,584

Food & Drug Retailing – 0.8%
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)(b)
230,000	8.500		06/01/26	22,213
Kraft Heinz Foods Co.
155,000	6.875		01/26/39	179,552
351,000	5.500	(a)	06/01/50	362,401
U.S. Foods, Inc.(a)(b)
205,000	4.625		06/01/30	191,066

				755,232

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Hand/Machine Tools(a)(b) – 0.1%
Regal Rexnord Corp.
	$105,000	6.300%	02/15/30	$ 108,087

Healthcare Providers & Services(a) – 2.0%
CAB SELAS(b)
EUR	150,000	3.375	02/01/28	147,419
Chrome Holdco SAS(b)
	100,000	5.000	05/31/29	76,782
CHS/Community Health Systems, Inc.(b)
	$230,000	4.750	02/15/31	181,180
DaVita, Inc.(b)
	305,000	3.750	02/15/31	250,377
Laboratoire Eimer Selas(b)
EUR	100,000	5.000	02/01/29	89,420
LifePoint Health, Inc.(b)
	$140,000	11.000	10/15/30	147,679
Medline Borrower LP(b)
	400,000	3.875	04/01/29	361,800
	275,000	5.250	10/01/29	259,702
Tenet Healthcare Corp.
	145,000	6.125	10/01/28	144,330
	155,000	6.125	06/15/30	156,727

				1,815,416

Home Builders(a) – 0.7%
KB Home
	185,000	7.250	07/15/30	192,317
LGI Homes, Inc.(b)
	485,000	4.000	07/15/29	419,995

				612,312

Housewares(a) – 0.4%
Newell Brands, Inc.
	185,000	6.500	04/01/46	152,841
Scotts Miracle-Gro Co.
	250,000	4.000	04/01/31	215,188

				368,029

Insurance(a) – 2.0%
Acrisure LLC/Acrisure Finance, Inc.(b)
	50,000	10.125	08/01/26	52,429
	200,000	4.250	02/15/29	182,252
	540,000	6.000	08/01/29	491,011
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
	180,000	6.750	10/15/27	179,384
American International Group, Inc.
	305,000	3.400	06/30/30	280,615
AssuredPartners, Inc.(b)
	110,000	5.625	01/15/29	102,585
BroadStreet Partners, Inc.(b)
	460,000	5.875	04/15/29	431,232
Equitable Holdings, Inc.
	60,000	4.350	04/20/28	58,013
USI, Inc.(b)
	90,000	7.500	01/15/32	92,135

				1,869,656

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – 1.7%
Expedia Group, Inc.
	$127,000	4.625%	08/01/27	$ 126,655
	326,000	2.950	03/15/31	287,881
Getty Images, Inc.(b)
	550,000	9.750	03/01/27	553,492
Match Group Holdings II LLC(b)
	255,000	3.625	10/01/31	220,307
Meta Platforms, Inc.
	80,000	5.750	05/15/63	87,696
Prosus NV(b)
EUR	120,000	2.031	08/03/32	101,064
United Group BV(b)
	175,000	4.625	08/15/28	182,598

				1,559,693

Investment Companies(a)(b) – 0.2%
JAB Holdings BV
	$250,000	2.200	11/23/30	200,770

Iron/Steel(a) – 0.1%
Metinvest BV
	200,000	8.500	04/23/26	139,000

Leisure Time(a)(b) – 0.6%
Carnival Corp.
	60,000	7.000	08/15/29	62,580
MajorDrive Holdings IV LLC
	315,000	6.375	06/01/29	273,697
TUI Cruises GmbH
EUR	235,000	6.500	05/15/26	255,700

				591,977

Lodging(a) – 0.7%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(b)
	$350,000	5.000	06/01/29	323,011
Marriott International, Inc.
	75,000	5.000	10/15/27	75,938
	185,000	4.900	04/15/29	186,190
Marriott Ownership Resorts, Inc.(b)
	95,000	4.500	06/15/29	84,015

				669,154

Machinery - Construction & Mining(a)(b) – 0.3%
Vertiv Group Corp.
	255,000	4.125	11/15/28	238,208

Machinery-Diversified(a) – 1.4%
Husky III Holding Ltd.(b)(e)
	45,000	13.000	02/15/25	44,893
Otis Worldwide Corp.
	245,000	2.565	02/15/30	218,133
Titan Acquisition Ltd./Titan Co.-Borrower LLC(b)
	615,000	7.750	04/15/26	618,782
TK Elevator Holdco GmbH(b)
	428,000	7.625	07/15/28	422,646

				1,304,454

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 4.0%
Altice Financing SA(a)(b)
	$200,000	5.000%		01/15/28	$ 181,864
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
	575,000	4.750		02/01/32	507,000
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	170,000	3.750		02/15/28	160,618
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(a)(b)
	370,000	5.875		08/15/27	347,426
DISH DBS Corp.
	108,000	7.750		07/01/26	75,397
	110,000	5.250	(a)(b)	12/01/26	94,519
	145,000	7.375	(a)	07/01/28	87,347
DISH Network Corp.(a)(b)
	230,000	11.750		11/15/27	239,927
iHeartCommunications, Inc.(a)
	290,000	8.375		05/01/27	188,187
Scripps Escrow, Inc.(a)(b)
	161,000	5.875		07/15/27	142,842
Sinclair Television Group, Inc.(a)(b)
	170,000	5.125		02/15/27	153,471
Sirius XM Radio, Inc.(b)
	635,000	3.875		09/01/31	542,195
Townsquare Media, Inc.(a)(b)
	325,000	6.875		02/01/26	318,844
Urban One, Inc.(a)(b)
	410,000	7.375		02/01/28	348,217
Ziggo Bond Co. BV(a)(b)
EUR	300,000	3.375		02/28/30	279,023

					3,666,877

Miscellaneous Manufacturing – 0.3%
General Electric Co.
	$95,000	5.875		01/14/38	104,578
Hillenbrand, Inc.(a)
	235,000	3.750		03/01/31	204,093

					308,671

Multi-National(a)(b) – 0.4%
Banque Ouest Africaine de Developpement
EUR	480,000	2.750		01/22/33	401,025

Oil Field Services – 4.2%
Cenovus Energy, Inc.
	$11,000	6.750		11/15/39	12,010
Civitas Resources, Inc.(a)(b)
	205,000	5.000		10/15/26	199,143
	55,000	8.375		07/01/28	57,523
Ecopetrol SA(a)
	240,000	6.875		04/29/30	236,400
Marathon Petroleum Corp.(a)
	50,000	3.800		04/01/28	47,801
Matador Resources Co.(a)(b)
	230,000	6.875		04/15/28	234,200
MEG Energy Corp.(a)(b)
	215,000	5.875		02/01/29	208,926
Nabors Industries, Inc.(a)(b)
	645,000	7.375		05/15/27	632,680

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Nabors Industries, Inc.(a)(b) – (continued)
$45,000	9.125%	01/31/30	$ 45,370
Noble Finance II LLC(a)(b)
130,000	8.000	04/15/30	135,675
Occidental Petroleum Corp.(a)
200,000	5.550	03/15/26	201,640
Permian Resources Operating LLC(a)(b)
162,000	7.000	01/15/32	167,082
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(a)(b)
170,000	7.875	11/01/28	175,826
Southwestern Energy Co.(a)
180,000	4.750	02/01/32	167,027
TechnipFMC PLC(a)(b)
375,000	6.500	02/01/26	374,595
Transocean Poseidon Ltd.(a)(b)
82,500	6.875	02/01/27	82,406
Transocean Titan Financing Ltd.(a)(b)
70,000	8.375	02/01/28	72,440
Transocean, Inc.(a)(b)
440,000	11.500	01/30/27	460,130
29,450	8.750	02/15/30	30,805
USA Compression Partners LP/USA Compression Finance Corp.(a)
325,000	6.875	04/01/26	324,278

			3,865,957

Packaging(b) – 0.5%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(a)
350,000	6.000	09/15/28	327,411
Sealed Air Corp.
175,000	6.875	07/15/33	185,754

			513,165

Pharmaceuticals(a)(b) – 0.5%
AdaptHealth LLC
220,000	6.125	08/01/28	189,943
95,000	4.625	08/01/29	73,688
65,000	5.125	03/01/30	51,195
Bausch Health Cos., Inc.
206,000	6.125	02/01/27	139,017

			453,843

Pipelines(a) – 6.0%
Cheniere Energy Partners LP(b)
40,000	5.950	06/30/33	41,060
CNX Midstream Partners LP(b)
145,000	4.750	04/15/30	128,473
Columbia Pipelines Operating Co. LLC(b)
345,000	6.036	11/15/33	361,677
CQP Holdco LP/BIP-V Chinook Holdco LLC(b)
685,000	5.500	06/15/31	649,126
Energy Transfer LP
385,000	5.250	04/15/29	388,034
Global Partners LP/GLP Finance Corp.
530,000	6.875	01/15/29	513,687
Howard Midstream Energy Partners LLC(b)
315,000	6.750	01/15/27	313,028

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – (continued)
Howard Midstream Energy Partners LLC(b) – (continued)
$120,000		8.875%	07/15/28	$ 126,384
Kinetik Holdings LP(b)
265,000		5.875	06/15/30	259,814
MPLX LP
105,000		4.000	03/15/28	101,339
365,000		2.650	08/15/30	315,302
NuStar Logistics LP
285,000		6.375	10/01/30	285,653
ONEOK, Inc.
275,000		6.350	01/15/31	293,623
Plains All American Pipeline LP/PAA Finance Corp.
400,000		3.800	09/15/30	368,440
Summit Midstream Holdings LLC/Summit Midstream Finance
Corp.	(b)
391,000		12.000	10/15/26	381,049
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
75,000		6.000	12/31/30	70,349
Targa Resources Partners LP/Targa Resources Partners Finance
Corp.
395,000		4.875	02/01/31	383,502
197,000		4.000	01/15/32	179,514
Venture Global LNG, Inc.(b)
315,000		8.125	06/01/28	318,131
30,000		9.500	02/01/29	31,717

				5,509,902

Real Estate Investment Trust(a) – 0.8%
Agree LP
25,000		2.900	10/01/30	21,526
Prologis LP
25,000		1.750	07/01/30	20,980
Realty Income Corp.
355,000		2.850	12/15/32	302,407
Regency Centers LP
60,000		2.950	09/15/29	53,780
Spirit Realty LP
60,000		4.000	07/15/29	56,913
Trust Fibra Uno
200,000		4.869	01/15/30	180,125
WP Carey, Inc.
60,000		3.850	07/15/29	56,258
25,000		2.400	02/01/31	21,133

				713,122

Retailing(a) – 3.0%
Asbury Automotive Group, Inc.(b)
220,000		4.625	11/15/29	203,911
55,000		5.000	02/15/32	50,109
Foundation Building Materials, Inc.(b)
270,000		6.000	03/01/29	243,967
Group 1 Automotive, Inc.(b)
110,000		4.000	08/15/28	102,043
GYP Holdings III Corp.(b)
180,000		4.625	05/01/29	164,518
Ken Garff Automotive LLC(b)
290,000		4.875	09/15/28	275,312

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
LCM Investments Holdings II LLC(b)
	$410,000	4.875%	05/01/29	$ 381,722
Penske Automotive Group, Inc.
	290,000	3.750	06/15/29	259,280
Sonic Automotive, Inc.(b)
	185,000	4.625	11/15/29	168,337
	75,000	4.875	11/15/31	66,804
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)
	330,000	6.375	09/30/26	326,515
SRS Distribution, Inc.(b)
	155,000	6.125	07/01/29	147,044
	205,000	6.000	12/01/29	193,008
Tractor Supply Co.
	75,000	1.750	11/01/30	61,508
Yum! Brands, Inc.(b)
	135,000	4.750	01/15/30	130,711

				2,774,789

Semiconductors(a) – 1.8%
Broadcom, Inc.(b)
	372,000	3.469	04/15/34	323,793
	594,000	3.137	11/15/35	487,846
	645,000	3.187	11/15/36	523,450
NXP BV/NXP Funding LLC/NXP USA, Inc.
	360,000	3.400	05/01/30	330,775

				1,665,864

Software(a) – 2.9%
AthenaHealth Group, Inc.(b)
	225,000	6.500	02/15/30	204,167
Castle U.S. Holding Corp.(b)
	362,000	9.500	02/15/28	186,372
Clarivate Science Holdings Corp.(b)
	365,000	3.875	07/01/28	343,684
	310,000	4.875	07/01/29	290,929
Elastic NV(b)
	245,000	4.125	07/15/29	225,099
Oracle Corp.
	415,000	2.875	03/25/31	367,516
	580,000	6.250	11/09/32	630,709
TeamSystem SpA(b)
EUR	435,000	3.500	02/15/28	444,855

				2,693,331

Telecommunication Services – 3.8%
Altice France SA(a)(b)
	330,000	2.125	02/15/25	350,926
AT&T, Inc.(a)
	$365,000	2.750	06/01/31	319,784
	482,000	2.550	12/01/33	393,240
	135,000	4.900	08/15/37	130,691
	315,000	5.150	11/15/46	303,499
	395,000	3.650	06/01/51	298,138
	420,000	3.500	09/15/53	305,583
Bharti Airtel Ltd.(a)(b)
	360,000	3.250	06/03/31	317,019

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
CommScope, Inc.(a)(b)
$55,000	6.000%		03/01/26	$ 48,952
Frontier Communications Holdings LLC(a)(b)
125,000	5.000		05/01/28	115,494
Sprint Capital Corp.
325,000	8.750		03/15/32	401,037
T-Mobile USA, Inc.(a)
190,000	2.050		02/15/28	171,483
402,000	3.875		04/15/30	381,655

				3,537,501

Transportation – 1.2%
Cargo Aircraft Management, Inc.(a)(b)
120,000	4.750		02/01/28	109,793
MV24 Capital BV
483,816	6.748		06/01/34	450,771
Rand Parent LLC(a)(b)
240,000	8.500		02/15/30	229,548
RXO, Inc.(a)(b)
170,000	7.500		11/15/27	175,862
XPO, Inc.(a)(b)
110,000	7.125		02/01/32	113,451

				1,079,425

TOTAL CORPORATE OBLIGATIONS
(Cost $73,014,983)				$ 73,129,702

Mortgage-Backed Obligations – 14.1%
Collateralized Mortgage Obligations(a) – 1.0%
Interest Only(f) – 0.3%
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
$138,858	0.728	%(c)	09/20/48	$ 14,576
Government National Mortgage Association REMICS Series 2020-7, Class GI
61,293	4.000		01/20/50	10,800
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
175,755	0.578	(c)	02/20/50	20,257
Government National Mortgage Association REMICS Series 2020-146, Class KI
593,719	2.500		10/20/50	80,637
Government National Mortgage Association REMICS Series 2019-110, Class PS (-1X 1 mo. USD Term SOFR + 5.936%)
347,918	0.578	(c)	09/20/49	40,158
Government National Mortgage Association REMICS Series 2019-153, Class EI
341,999	4.000		12/20/49	63,521
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
258,791	0.578	(c)	04/20/50	30,142

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
Government National Mortgage Association REMICS Series 2020-61, Class GI
$140,660	5.000%	05/20/50	$ 27,340

			287,431

Sequential Floating Rate(b)(c) – 0.7%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA3, Class M2 (30 day USD SOFR Average + 2.100%)
100,000	7.437	10/25/33	100,432
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (30 day USD SOFR Average + 1.800%)
28,015	7.137	01/25/51	28,223
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4, Class M1A (30 day USD SOFR Average + 2.200%)
117,348	7.537	05/25/42	118,986
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2, Class M1B (30 day USD SOFR Average + 4.000%)
100,000	9.337	07/25/42	105,468
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R08, Class 1M2 (30 day USD SOFR Average + 3.600%)
30,000	8.937	07/25/42	31,518
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (30 day USD SOFR Average + 3.000%)
85,000	8.337	04/25/42	87,038
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2B1 (30 day USD SOFR Average + 4.500%)
95,000	9.837	04/25/42	98,368
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
25,000	8.437	06/25/43	26,101

			596,134

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 883,565

Federal Agencies(g) – 13.1%
Government National Mortgage Association – 5.3%
$1,000,000	4.500%	TBA-30yr	$ 976,268
4,000,000	5.000	TBA-30yr	3,975,712

			4,951,980

Uniform Mortgage-Backed Security – 7.8%
2,000,000	6.500	TBA-30yr	2,049,061
2,000,000	7.000	TBA-30yr	2,062,736

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$3,000,000	7.000%	TBA-30yr	$ 3,093,166

				7,204,963

TOTAL FEDERAL AGENCIES				$ 12,156,943

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $12,913,350)				$ 13,040,508

Asset-Backed Securities(a)(b)(c) – 4.8%
Collateralized Loan Obligations – 4.8%
Bain Capital Credit CLO Ltd. Series 2019-1A, Class DR (3 mo. USD Term SOFR + 3.712%)
	$175,000	9.108%	04/19/34	$ 175,030
CIFC Funding Ltd. Series 2022-6A, Class B1
	600,000	8.494	07/16/35	604,084
Madison Park Funding XXI Ltd. Series 2016-21A, Class C1RR (3 mo. USD Term SOFR + 3.512%)
	600,000	8.906	10/15/32	598,102
Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, Class DR (3 mo. USD Term SOFR + 3.512%)
	600,000	8.927	04/20/31	594,000
Rad CLO Ltd. Series 2023-22A, Class B
	350,000	8.042	01/20/37	349,417
Rockford Tower CLO Ltd. Series 2023-1A, Class C
	300,000	8.551	01/20/36	299,543
RRX 7 Ltd. Series 2022-7A, Class A1 (3 mo. USD Term SOFR + 1.360%)
	1,000,000	6.754	07/15/35	997,843
THL Credit Wind River CLO Ltd. Series 2017-1A, Class DR (3 mo. USD Term SOFR + 3.982%)
	600,000	9.377	04/18/36	582,251
Tikehau U.S. CLO I Ltd. Series 2021-1A, Class E (3 mo. USD Term SOFR + 7.172%)
	300,000	12.567	01/18/35	265,004

				4,465,274

TOTAL ASSET-BACKED SECURITIES (Cost $4,493,680)				$ 4,465,274

Sovereign Debt Obligations – 4.6%
Euro – 1.0%
Benin Government International Bonds(b)
EUR	260,000	4.875%	01/19/32	$ 233,658
Egypt Government International Bonds
	200,000	4.750	04/16/26	178,288
Indonesia Government International Bonds
	100,000	1.100	03/12/33	86,962
Ivory Coast Government International Bonds(b)
	500,000	4.875	01/30/32	464,004
Romania Government International Bonds(b)
	30,000	2.625	12/02/40	22,210

				985,122

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sovereign – 0.3%
Ecuador Government International Bonds(b)(d)
	$34,036	0.000%	07/31/30	$ 9,649
Romania Government International Bonds
EUR	290,000	2.875	03/11/29	289,418

				299,067

United States Dollar – 3.3%
Abu Dhabi Government International Bonds(b)
	$200,000	3.875	04/16/50	167,330
Argentina Republic Government International Bonds(a)
	13,920	1.000	07/09/29	5,513
	455,900	0.750 (h)	07/09/30	182,041
Dominican Republic International Bonds(b)
	240,000	4.875	09/23/32	218,194
Ecuador Government International Bonds(b)(h)
	46,400	2.500	07/31/40	14,616
	40,000	6.000	07/31/30	18,520
Egypt Government International Bonds(b)
	200,000	8.875	05/29/50	126,937
Lebanon Government International Bonds(i)
	10,000	8.250	05/17/34	598
	10,000	6.200	02/26/25	591
	20,000	6.850	05/25/29	1,195
	110,000	6.650	02/26/30	6,566
	10,000	6.750	11/29/27	597
Mexico Government International Bonds(a)
	603,000	3.500	02/12/34	510,100
Morocco Government International Bonds(b)
	310,000	3.000	12/15/32	254,684
National Bank of Uzbekistan
	260,000	4.850	10/21/25	240,825
Peru Government International Bonds(a)
	400,000	2.783	01/23/31	347,625
Republic of Uzbekistan International Bonds(b)
	200,000	3.700	11/25/30	167,875
Turkiye Government International Bonds
	200,000	6.125	10/24/28	196,250
	200,000	7.625	04/26/29	206,750
	200,000	6.500	09/20/33	191,000
Ukraine Government International Bonds
	200,000	7.750	09/01/26	54,800
	200,000	7.750	09/01/28	54,900
	190,000	7.750	09/01/25	55,860

				3,023,367

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,784,692)				$ 4,307,556

Bank Loans(c)(j) – 4.5%
Aerospace & Defense – 0.3%
ADS Tactical, Inc. (1 mo. USD Term SOFR + 5.750%)
	$252,849	11.220%	03/19/26	$ 249,478

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(c)(j) – (continued)
Automotive – 0.4%
First Brands Group LLC
(3 mo. USD Term SOFR + 8.500%)
	$250,000	14.381%		03/30/28	$ 235,937
(6 mo. USD Term SOFR + 5.000%)
	129,229	10.881		03/30/27	127,937

					363,874

Building & Construction – 0.3%
Energize HoldCo LLC
(1 mo. USD Term SOFR + 3.750%)
	171,938	9.220		12/08/28	171,415
(1 mo. USD Term SOFR + 6.750%)
	75,000	12.220	(k)	12/07/29	70,125

					241,540

Building Materials – 0.6%
Chamberlain Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	343,000	8.706		11/03/28	341,837
Icebox Holdco III, Inc.
(3 mo. USD Term SOFR + 3.500%)
	172,087	9.110		12/22/28	170,624
(3 mo. USD Term SOFR + 6.750%)
	50,000	12.360		12/21/29	45,250

					557,711

Capital Goods - Others – 0.3%
Engineered Machinery Holdings, Inc.
(3 mo. EUR EURIBOR + 3.750%)
EUR	73,313	7.675		05/21/28	77,999
(3 mo. USD Term SOFR + 3.500%)
	$185,820	9.110		05/19/28	184,252

					262,251

Diversified Financial Services – 0.4%
DRW Holdings LLC (1 mo. USD Term SOFR + 3.750%)
	367,500	9.220		03/01/28	366,581

Entertainment – 0.3%
Arcis Golf LLC (1 mo. USD Term SOFR + 3.750%)
	172,375	9.220		11/24/28	172,663
Cinemark USA, Inc. (1 mo. USD Term SOFR + 3.750%) (1 mo. USD Term SOFR + 3.750%) - (3 mo. USD Term SOFR + 3.750%)
	148,875	9.100		05/24/30	148,726

					321,389

Machinery – 0.0%
Clark Equipment Co. (3 mo. USD Term SOFR + 2.500%)
	21,621	7.948		04/20/29	21,633

Media - Cable – 0.2%
DirecTV Financing LLC (3 mo. USD Term SOFR + 5.000%)
	179,437	10.650		08/02/27	179,237

Media - Non Cable – 0.1%
Entercom Media Corp. (3 mo. USD Term SOFR + 2.500%)
	225,000	8.145		11/18/24	107,438

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(c)(j) – (continued)
Metals & Mining – 0.2%
Grinding Media, Inc. (3 mo. USD Term SOFR + 4.000%)
$195,500	9.684%	10/12/28	$ 194,523

Packaging – 0.4%
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
147,000	10.456	10/29/28	140,668
Pretium Packaging LLC (1 mo. USD Term SOFR + 5.000%)
275,000	10.353	10/02/28	268,986

			409,654

Retailers – 0.2%
TruGreen LP (3 mo. USD Term SOFR + 8.500%)
210,000	14.145	11/02/28	155,400

Technology – 0.2%
Syndigo LLC (1 mo. USD Term SOFR + 4.500%)
218,812	9.970	12/15/27	212,522

Technology - Software – 0.6%
DCert Buyer, Inc. (1 mo. USD Term SOFR + 7.000%)
325,000	12.356	02/19/29	294,463
Isolved, Inc. (3 mo. USD Term SOFR + 4.000%)
50,000	9.484	10/14/30	50,000
Loyalty Ventures, Inc.(i) (3 mo. U.S. (Fed) Prime Rate + 0.000%) - (3 mo. U.S. (Fed) Prime Rate + 5.500%)
196,262	13.750	11/03/27	1,717
Virtusa Corp. (1 mo. USD Term SOFR + 3.750%)
191,834	9.220	02/11/28	191,915

			538,095

TOTAL BANK LOANS (Cost $4,568,997)			$ 4,181,326

Shares	Description	Value

Common Stocks – 0.4%
Communications Equipment – 0.1%
4,216	Intelsat SA	$ 119,894

Media – 0.2%
45,301	iHeartMedia, Inc. Class A	120,954

Oil, Gas & Consumable Fuels – 0.1%
6,420	Summit Midstream Partners LP	114,982

TOTAL COMMON STOCKS (Cost $477,756)		$ 355,830

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 2.8%
U.S. Treasury Bonds
$190,000	4.750%	11/15/43	$ 204,161
U.S. Treasury Notes
1,040,000	3.750	12/31/28	1,035,486
339,900	3.500	04/30/30	332,332

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
$1,020,000	3.875%	12/31/30	$ 1,012,008

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,593,159)			$ 2,583,987

Shares	Dividend Rate	Value

Investment Company(l) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
820,514	5.248%	$ 820,514
(Cost $820,514)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 111.2% (Cost $104,667,131)		$102,884,697

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(d) – 0.8%
U.S. Treasury Obligations – 0.8%
U.S. Cash Management Bills – Reopening
$691,400	0.000%	02/15/24	$ 689,781
(Cost $689,659)

TOTAL SHORT-TERM INVESTMENTS (Cost $689,659)			$ 689,781

TOTAL INVESTMENTS – 112.0% (Cost $105,356,790)			$103,574,478

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.0)%			(11,076,118)

NET ASSETS – 100.0%			$ 92,498,360

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Pay-in-kind securities.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $12,156,943 which represents approximately 13.1% of net assets as of December 31, 2023.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(i)	Security is currently in default and/or non-income producing.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(l)	Represents an affiliated Issuer.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	247,095	USD	166,343	03/20/24	$2,448
	CAD	314,157	USD	233,778	03/20/24	3,573
	CHF	430,645	USD	494,146	03/20/24	22,160
	EUR	208,944	USD	229,298	03/20/24	2,114
	GBP	162,992	USD	206,541	03/20/24	1,298
	JPY	80,660,135	USD	561,042	03/21/24	18,370
	NOK	1,719,093	USD	163,417	03/20/24	6,088
	NZD	270,253	USD	167,957	03/20/24	2,917
	SEK	1,832,070	USD	179,306	03/20/24	2,915

TOTAL						$61,883

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	165,840	AUD	251,867	03/20/24	$(6,211)
	USD	230,728	CAD	312,631	03/20/24	(5,470)
	USD	499,351	CHF	430,751	03/20/24	(17,082)
	USD	3,868,800	EUR	3,564,495	02/14/24	(73,356)
	USD	218,017	EUR	201,945	03/20/24	(5,643)
	USD	204,053	GBP	162,178	03/20/24	(2,749)
	USD	562,673	JPY	79,174,491	03/21/24	(6,066)
	USD	156,426	NOK	1,713,226	03/20/24	(12,501)
	USD	169,965	NZD	277,374	03/20/24	(5,413)
	USD	176,109	SEK	1,841,465	03/20/24	(7,047)

TOTAL						$(141,538)

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Uniform Mortgage-Backed Security	4.500%	TBA - 30yr	01/01/24	$(1,000,000)	$(970,156)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/01/24	(5,000,000)	(4,949,998)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/01/24	(1,000,000)	(946,406)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	01/01/24	(1,000,000)	(1,004,922)

(PROCEEDS RECEIVABLE: $(7,772,734))					$(7,871,482)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	3	03/19/24	$338,672	$197
2 Year U.S. Treasury Notes	45	03/28/24	9,266,133	49,641
5 Year U.S. Treasury Notes	54	03/28/24	5,873,766	113,193

Total				$163,031

Short position contracts:
20 Year U.S. Treasury Bonds	(12)	03/19/24	(1,499,250)	(93,247)

Short position contracts:
Ultra 10-Year U.S. Treasury Note	(30)	03/19/24	(3,540,469)	(159,393)
Ultra Long U.S. Treasury Bonds	(16)	03/19/24	(2,137,500)	(143,867)

Total				$(396,507)

TOTAL FUTURES CONTRACTS				$(233,476)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(b)	6M EURO(c)	03/20/27	EUR 700	$(13,056)	$(6,303)	$(6,753)
3.000(b)	6M EURO(c)	03/20/28	110	(2,930)	(1,630)	(1,300)
3.000(b)	6M EURO(c)	03/20/29	950	(31,635)	(25,115)	(6,520)
3.000(b)	6M EURO(c)	03/20/31	740	(32,178)	(26,415)	(5,763)
3.000(b)	6M EURO(c)	03/20/34	440	(23,230)	(21,674)	(1,556)

TOTAL				$(103,029)	$(81,137)	$(21,892)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(b)	Payments made annually.
(c)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	1.740%	06/20/25	$45	$2,123	$(519)	$2,642
CDX.NA.IG Index 33	1.000	0.136	12/20/24	1,950	16,840	8,625	8,215
CDX.NA.IG Index 34	1.000	0.220	06/20/25	15,350	176,824	55,882	120,942

TOTAL					$195,787	$63,988	$131,799

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— U.S. Dollar

Abbreviations:
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Ind 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Ind 34	— CDX North America Investment Grade Index 34
EURO	— Euro Offered Rate

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Secured Debt Obligations – 70.7%
Bank Loans(a)(b) – 21.5%
Aerospace & Defense – 1.1%
ADS Tactical, Inc. (B+/B3) (1 mo. USD Term SOFR + 5.750%)
	$259,768	11.220%		03/19/26	$ 256,305
Propulsion (BC) Finco SARL (B/B2) (3 mo. USD Term SOFR + 3.750%)
	233,024	9.098		09/14/29	233,066

					489,371

Airlines – 0.5%
Air Canada (BB+/Ba1) (3 mo. USD Term SOFR + 3.500%)
	72,134	9.139		08/11/28	72,246
United Airlines, Inc. (BB/Ba1) (1 mo. USD Term SOFR + 3.750%)
	172,094	9.220		04/21/28	172,476

					244,722

Automotive – 0.7%
First Brands Group LLC (B+/B1) (6 mo. USD Term SOFR + 5.000%)
	192,485	10.881		03/30/27	190,613
Mavis Tire Express Services Corp. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
	119,438	9.470		05/04/28	119,506

					310,119

Building & Construction – 1.0%
DG Investment Intermediate Holdings 2, Inc. (B-/B2) (1 mo. USD Term SOFR + 3.750%)
	219,382	9.220		03/31/28	217,033
Energize HoldCo LLC (B/B2) (1 mo. USD Term SOFR + 3.750%)
	121,949	9.220		12/08/28	121,578
Energize HoldCo LLC (CCC+/Caa2) (1 mo. USD Term SOFR +
	6.750%)
	100,000	12.220	(c)	12/07/29	93,500

					432,111

Building Materials – 0.6%
Icebox Holdco III, Inc. (B-/B2) (3 mo. USD Term SOFR + 3.500%)
	221,254	9.110		12/22/28	219,374
Icebox Holdco III, Inc. (CCC/Caa2) (3 mo. USD Term SOFR + 6.750%)
	50,000	12.360		12/21/29	45,250

					264,624

Capital Goods-Others – 1.1%
Engineered Machinery Holdings, Inc. (B-/B1)
(3 mo. EUR EURIBOR + 3.750%)
EUR	122,187	7.675		05/21/28	129,999
(3 mo. USD Term SOFR + 3.500%)
	$96,383	9.110		05/19/28	95,570
RC Buyer, Inc. (B-/B1) (3 mo. USD Term SOFR + 3.250%)
	244,375	8.895		07/28/28	242,542

					468,111

Principal Amount		Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Chemicals – 1.2%
Chemours Co. (BBB-/Ba1) (1 mo. USD Term SOFR + 2.500%)
	$149,625	8.856%	08/18/28	$ 149,176
Illuminate Buyer LLC (B+/B1) (1 mo. USD Term SOFR + 3.500%)
	145,235	8.970	06/30/27	145,307
Trident TPI Holdings, Inc. (B-/B2)
(3 mo. USD Term SOFR + 4.500%)
	199,437	9.848	09/15/28	199,344
(3 mo. USD Term SOFR + 5.250%)
	49,500	10.598	09/15/28	49,574

				543,401

Commercial Services – 1.0%
Garda World Security Corp. (B/B2) (3 mo. USD Term SOFR + 4.250%)
	232,008	9.725	10/30/26	232,045
Holding Socotec (B/B2)
(3 mo. EUR EURIBOR + 3.500%)
EUR	100,000	7.425	06/02/28	109,085
(3 mo. USD Term SOFR + 4.035%)
	$121,015	9.822	06/30/28	119,502

				460,632

Consumer Cyclical Services – 1.2%
FCG Acquisitions, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.750%)
	217,250	10.106	03/31/28	216,685
Hertz Corp. (BB+/Ba3) (1 mo. USD Term SOFR + 3.250%)
	341,604	8.720	06/30/28	340,217

				556,902

Diversified Financial Services – 0.7%
DRW Holdings LLC (BB-/Ba3) (1 mo. USD Term SOFR + 3.750%)
	318,500	9.220	03/01/28	317,704

Diversified Manufacturing – 0.7%
Apex Tool Group LLC (CCC+/B3) (1 mo. USD Term SOFR + 5.250%)
	99,787	10.707	02/08/29	87,286
Vertical U.S. Newco, Inc. (B+/B1) (6 mo. USD Term SOFR + 3.500%)
	205,481	9.381	07/30/27	205,738

				293,024

Entertainment – 0.3%
Cinemark USA, Inc. (BB/Ba2) (1 mo. USD Term SOFR + 3.750%)
	124,063	9.100	05/24/30	123,938

Food & Beverage – 0.5%
Chobani LLC (B-/B1) (1 mo. USD Term SOFR + 3.500%)
	241,875	8.970	10/25/27	241,996

Health Care – 1.2%
Jazz Financing Lux SARL (BB-/Ba2) (1 mo. USD Term SOFR + 3.500%)
	233,287	8.970	05/05/28	234,356

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Health Care – (continued)
Onex TSG Intermediate Corp. (B/B2) (3 mo. USD Term SOFR + 4.750%)
$292,500	10.395%	02/28/28	$ 287,747

			522,103

Health Care - Services – 0.1%
LifePoint Health, Inc. (B/B2) (3 mo. USD Term SOFR + 5.500%)
56,335	11.168	11/16/28	56,095

Insurance – 0.2%
Acrisure LLC (B/B2) (3 mo. USD LIBOR + 3.500%)
92,653	9.150	02/15/27	92,339

Machinery – 0.5%
SPX Flow, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.500%)
217,853	9.956	04/05/29	218,367

Media - Cable – 0.6%
DirecTV Financing LLC (BB/Ba3) (3 mo. USD Term SOFR + 5.000%)
277,328	10.650	08/02/27	277,018

Media-Non Cable – 0.5%
Entercom Media Corp. (D/Ca) (3 mo. USD Term SOFR + 2.500%)
200,000	8.145	11/18/24	95,500
iHeartCommunications, Inc. (B+/Caa1) (1 mo. USD Term SOFR + 3.000%)
142,962	8.470	05/01/26	122,883

			218,383

Metals & Mining – 0.2%
PMHC II, Inc. (B-/B3) (3 mo. USD Term SOFR + 4.250%)
98,997	9.807	04/23/29	94,460

Midstream – 0.7%
AL NGPL Holdings LLC (B+/Ba3) (3 mo. USD Term SOFR + 3.750%)
128,445	9.210	04/13/28	128,365
M6 ETX Holdings II Midco LLC (B+/B1) (1 mo. USD Term SOFR + 4.500%)
197,500	9.955	09/19/29	197,686

			326,051

Oil Field Services – 0.6%
ChampionX Corp. (BBB/Ba1) (1 mo. USD Term SOFR + 2.750%)
246,757	8.206	06/07/29	247,297

Packaging – 1.8%
Charter NEX U.S., Inc. (B/B3) (1 mo. USD Term SOFR + 3.750%)
266,855	9.220	12/01/27	267,773
Clydesdale Acquisition Holdings, Inc. (B/B2) (1 mo. USD Term SOFR + 4.175%)
219,076	9.631	04/13/29	219,805
LABL, Inc. (B-/B3) (1 mo. USD Term SOFR + 5.000%)
219,204	10.456	10/29/28	209,763

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Packaging – (continued)
Pretium Packaging LLC (B/B2) (1 mo. USD Term SOFR + 5.000%)
$125,000	10.353%	10/02/28	$ 122,266

			819,607

Pharmaceuticals – 1.2%
Covetrus, Inc. (B-/B1) (3 mo. USD Term SOFR + 5.000%)
272,937	10.348	10/13/29	272,427
Gainwell Acquisition Corp. (B/B2) (3 mo. USD Term SOFR + 4.000%)
291,000	9.448	10/01/27	282,270

			554,697

Pipelines – 0.4%
CQP Holdco LP (NR/B1) (3 mo. USD Term SOFR + 3.000%)
197,505	8.348	12/31/30	197,752

Retailers – 0.6%
BCPE Empire Holdings, Inc. (B-/B3) (1 mo. USD Term SOFR + 4.750%)
244,341	10.106	12/11/28	244,769

Technology - Software – 2.0%
Camelot U.S. Acquisition LLC (B+/B1) (1 mo. USD Term SOFR + 3.000%)
189,936	8.470	10/30/26	190,070
Castle U.S. Holding Corp. (CCC+/B3) (3 mo. USD Term SOFR + 3.750%)
290,625	9.400	01/29/27	203,749
DCert Buyer, Inc. (B-/B2) (1 mo. USD Term SOFR + 4.000%)
180,348	9.356	10/16/26	178,463
DCert Buyer, Inc. (CCC/Caa2) (1 mo. USD Term SOFR + 7.000%)
125,000	12.356	02/19/29	113,255
Isolved, Inc. (B/B2) (3 mo. USD Term SOFR + 4.000%)
50,000	9.484	10/14/30	50,000
Loyalty Ventures, Inc. (NR/WR)
239,876	13.750	11/03/27	2,099
Virtusa Corp. (B/B1) (1 mo. USD Term SOFR + 3.750%)
142,135	9.220	02/11/28	142,194

			879,830

Technology - Software/Services – 0.3%
Ahead DB Holdings LLC (B+/B1) (3 mo. USD Term SOFR + 3.750%)
118,509	9.198	10/18/27	117,805

TOTAL BANK LOANS			$ 9,613,228

Other Secured Debt Obligations – 49.2%
Advertising(d)(e) – 0.8%
CMG Media Corp. (CCC+/Caa1)
$97,000	8.875%	12/15/27	$ 76,692
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
279,000	4.625	03/15/30	250,157
Outfront Media Capital LLC/Outfront Media Capital Corp. (BB/Ba1)
10,000	7.375	02/15/31	10,561

			337,410

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Aerospace & Defense(d) – 2.6%
Spirit AeroSystems, Inc. (BB-/Ba2)
$135,000	9.375	%(e)	11/30/29	$ 147,814
TransDigm, Inc. (B-/B3)
105,000	5.500		11/15/27	103,074
327,000	4.625		01/15/29	306,602
TransDigm, Inc. (B+/Ba3)
295,000	6.750	(e)	08/15/28	302,738
Triumph Group, Inc. (CCC+/B2)
290,000	9.000	(e)	03/15/28	308,206

				1,168,434

Airlines(e) – 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (NR/Ba1)
42,261	5.750		04/20/29	41,222
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (NR/B2)(d)
139,170	5.750		01/20/26	131,392

				172,614

Automotive(d)(e) – 0.8%
Adient Global Holdings Ltd. (BB/B3)
75,000	8.250		04/15/31	79,476
Adient Global Holdings Ltd. (BBB-/Ba3)
81,000	7.000		04/15/28	83,984
Allison Transmission, Inc. (NR/Ba2)
226,000	3.750		01/30/31	199,533

				362,993

Building Materials(d)(e) – 0.5%
Builders FirstSource, Inc. (BB-/Ba2)
248,000	4.250		02/01/32	223,832

Chemicals(d)(e) – 2.5%
ASP Unifrax Holdings, Inc. (CCC+/B2)
182,000	5.250		09/30/28	132,707
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(BB-/B1)
183,000	4.750		06/15/27	177,684
Chemours Co. (BB/B1)
222,000	4.625		11/15/29	194,876
Element Solutions, Inc. (BB/B1)
147,000	3.875		09/01/28	135,584
Ingevity Corp. (NR/Ba3)
256,000	3.875		11/01/28	230,029
WR Grace Holdings LLC (B-/B1)
247,000	4.875		06/15/27	237,967

				1,108,847

Commercial Services(d)(e) – 2.6%
ADT Security Corp. (BB/Ba2)
266,000	4.125		08/01/29	245,973
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B/B3)
142,000	6.625		07/15/26	141,414
APi Group DE, Inc. (B/B1)
421,000	4.125		07/15/29	385,038
28,000	4.750		10/15/29	26,259

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Commercial Services(d)(e) – (continued)
APX Group, Inc. (B/Ba3)
$149,000	5.750%		07/15/29	$ 139,099
APX Group, Inc. (BB/Ba2)
50,000	6.750		02/15/27	50,040
Garda World Security Corp. (B/B2)
40,000	7.750		02/15/28	41,590
VT Topco, Inc. (B/B2)
105,000	8.500		08/15/30	109,266

				1,138,679

Distribution & Wholesale(d)(e) – 0.4%
H&E Equipment Services, Inc. (BB-/B1)
174,000	3.875		12/15/28	158,025

Diversified Financial Services(d) – 1.2%
Coinbase Global, Inc. (BB-/B1)
210,000	3.375	(e)	10/01/28	174,716
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB/Ba3)
122,000	4.750		09/15/24	121,247
NFP Corp. (B/B1)
87,000	4.875	(e)	08/15/28	86,478
OneMain Finance Corp. (BB/Ba2)
165,000	9.000		01/15/29	174,507

				556,948

Electrical(d)(e) – 1.5%
Calpine Corp. (BB+/Ba2)
283,000	3.750		03/01/31	249,241
NRG Energy, Inc. (BB/Ba2)
50,000	3.375		02/15/29	44,174
131,000	3.625		02/15/31	112,686
Pike Corp. (B-/B3)
257,000	5.500		09/01/28	244,813

				650,914

Electrical Components & Equipment(d)(e) – 0.3%
WESCO Distribution, Inc. (BB/Ba3)
138,000	7.250		06/15/28	141,807

Electronics(d)(e) – 0.0%
Sensata Technologies, Inc. (BB+/Ba2)
17,000	3.750		02/15/31	14,981

Engineering & Construction(d)(e) – 0.5%
Global Infrastructure Solutions, Inc. (BB-/B1)
257,000	5.625		06/01/29	236,204

Entertainment(d)(e) – 0.9%
Caesars Entertainment, Inc. (B+/Ba3)
175,000	7.000		02/15/30	179,916
Cinemark USA, Inc. (B+/B3)
120,000	5.875		03/15/26	117,894
SeaWorld Parks & Entertainment, Inc. (B/B2)
115,000	5.250		08/15/29	107,841

				405,651

Environmental(d)(e) – 0.3%
Stericycle, Inc. (BB-/NR)
138,000	3.875		01/15/29	125,732

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Food & Drug Retailing(d)(e) – 0.9%
Performance Food Group, Inc. (BB/B2)
$93,000	4.250%		08/01/29	$ 85,333
Post Holdings, Inc. (B+/B2)
51,000	5.500		12/15/29	49,254
U.S. Foods, Inc. (BB-/B2)
176,000	4.750		02/15/29	167,425
84,000	4.625		06/01/30	78,291

				380,303

Forest Products & Paper(d)(e) – 0.2%
Glatfelter Corp. (CCC/Caa1)
122,000	4.750		11/15/29	84,545

Health Care - Services(d)(e) – 0.1%
LifePoint Health, Inc. (B/B2)
60,000	11.000		10/15/30	63,291

Healthcare Providers & Services(d)(e) – 0.5%
Medline Borrower LP (B+/B1)
269,000	3.875		04/01/29	243,311

Home Builders(d) – 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (B+/B1)
141,000	4.875	(e)	02/15/30	124,395
Century Communities, Inc. (BB/Ba2)
220,000	3.875	(e)	08/15/29	199,027
KB Home (BB/Ba2)
82,000	7.250		07/15/30	85,243
LGI Homes, Inc. (BB-/Ba2)
108,000	4.000	(e)	07/15/29	93,525

				502,190

Housewares(d) – 0.3%
Scotts Miracle-Gro Co. (B-/B2)
149,000	4.375		02/01/32	127,326

Insurance(d)(e) – 1.1%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
178,000	4.250		02/15/29	162,204
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
160,000	6.750		04/15/28	163,811
HUB International Ltd. (B-/Caa2)
164,000	7.000		05/01/26	164,240

				490,255

Internet(d)(e) – 1.1%
GrubHub Holdings, Inc. (B-/B3)
263,000	5.500		07/01/27	220,936
Uber Technologies, Inc. (B+/B1)
135,000	6.250		01/15/28	135,841
147,000	4.500		08/15/29	140,219

				496,996

Iron/Steel(d)(e) – 0.3%
Cleveland-Cliffs, Inc. (BB-/Ba3)
145,000	6.750		04/15/30	146,971

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Leisure Time(d)(e) – 1.2%
Acushnet Co. (BB/Ba3)
$15,000	7.375%		10/15/28	$ 15,668
Carnival Corp. (BB-/B3)
231,000	7.625		03/01/26	234,959
186,000	6.000		05/01/29	178,733
Carnival Corp. (BB+/Ba2)
40,000	7.000		08/15/29	41,720
Carnival Corp. (BB+/Ba3)
81,000	9.875		08/01/27	85,043

				556,123

Lodging(d)(e) – 0.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (B+/B2)
193,000	4.875		07/01/31	170,158
Travel & Leisure Co. (BB-/Ba3)
191,000	4.500		12/01/29	171,039

				341,197

Machinery-Construction & Mining(d)(e) – 0.3%
Vertiv Group Corp. (BB/Ba3)
150,000	4.125		11/15/28	140,123

Machinery-Diversified(d)(e) – 0.2%
Chart Industries, Inc. (B+/Ba3)
100,000	7.500		01/01/30	104,667

Media(d) – 6.6%
Altice Financing SA (B/B3)
316,000	5.000	(e)	01/15/28	287,345
Audacy Capital Corp. (D/C)
63,000	6.500	(e)(f)	05/01/27	1,109
Cable One, Inc. (BB-/B2)
256,000	4.000	(e)	11/15/30	207,624
CSC Holdings LLC (B/B2)
290,000	4.500	(e)	11/15/31	219,315
DISH DBS Corp. (B/B2)
195,000	5.250	(e)	12/01/26	167,556
DISH DBS Corp. (B-/Caa2)
146,000	7.375		07/01/28	87,949
DISH Network Corp. (B/B2)
195,000	11.750	(e)	11/15/27	203,416
Gray Television, Inc. (B/B3)
140,000	7.000	(e)	05/15/27	132,418
iHeartCommunications, Inc. (CCC+/Caa3)
154,113	8.375		05/01/27	100,007
Nexstar Media, Inc. (BB+/B2)
261,000	4.750	(e)	11/01/28	240,530
Scripps Escrow II, Inc. (BB/Ba3)
124,000	3.875	(e)	01/15/29	109,434
Sinclair Television Group, Inc. (BB-/Ba3)
227,000	4.125	(e)	12/01/30	160,058
Sirius XM Radio, Inc. (BB/Ba3)
202,000	4.125	(e)	07/01/30	180,843
TEGNA, Inc. (BB+/Ba3)
251,000	5.000		09/15/29	230,292
UPC Holding BV (B/B3)
200,000	5.500	(e)	01/15/28	188,634

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Media(d) – (continued)
Urban One, Inc. (B-/B3)
$62,000	7.375	%(e)	02/01/28	$ 52,657
VZ Secured Financing BV (B+/B1)
256,000	5.000	(e)	01/15/32	219,379
Ziggo Bond Co. BV (B-/B3)
200,000	5.125	(e)	02/28/30	167,304

				2,955,870

Miscellaneous Manufacturing(d) – 0.5%
Hillenbrand, Inc. (BB+/Ba1)
252,000	3.750		03/01/31	218,857

Oil Field Services(d) – 6.4%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)
157,000	6.250	(e)	04/01/28	154,829
California Resources Corp. (BB-/B2)
164,000	7.125	(e)	02/01/26	166,547
Callon Petroleum Co. (BB-/B2)
77,000	7.500	(e)	06/15/30	77,823
Civitas Resources, Inc. (BB-/B1)
105,000	8.375	(e)	07/01/28	109,816
CNX Resources Corp. (BB/B1)
77,000	6.000	(e)	01/15/29	74,001
90,000	7.375	(e)	01/15/31	90,932
Matador Resources Co. (BB-/B1)
110,000	6.875	(e)	04/15/28	112,009
MEG Energy Corp. (BB-/B1)
80,000	5.875	(e)	02/01/29	77,740
Nabors Industries Ltd. (CCC/B3)
332,000	7.500	(e)	01/15/28	288,857
Nabors Industries, Inc. (B-/Ba3)
239,000	7.375	(e)	05/15/27	234,435
45,000	9.125	(e)	01/31/30	45,370
Noble Finance II LLC (BB-/B2)
60,000	8.000	(e)	04/15/30	62,619
Permian Resources Operating LLC (BB-/B1)
144,000	7.000	(e)	01/15/32	148,517
Southwestern Energy Co. (BB+/Ba2)
135,000	5.375		03/15/30	131,556
67,000	4.750		02/01/32	62,171
Southwestern Energy Co. (BB+/NR)
124,000	5.375		02/01/29	120,738
Sunoco LP/Sunoco Finance Corp. (BB/Ba3)
194,000	4.500		04/30/30	179,679
TechnipFMC PLC (BB+/Ba1)
188,000	6.500	(e)	02/01/26	187,797
Transocean Poseidon Ltd. (B/B2)
39,000	6.875	(e)	02/01/27	38,956
Transocean Titan Financing Ltd. (B/B2)
150,000	8.375	(e)	02/01/28	155,227
Transocean, Inc. (B/B2)
95,000	8.750	(e)	02/15/30	99,371
Transocean, Inc. (B-/Caa1)
207,000	11.500	(e)	01/30/27	216,470

				2,835,460

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Packaging(d)(e) – 0.9%
Clearwater Paper Corp. (BB-/Ba3)
$138,000	4.750%		08/15/28	$ 128,511
Mauser Packaging Solutions Holding Co. (B/B2)
130,000	7.875		08/15/26	132,503
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. (B+/B1)
85,000	4.375		10/15/28	79,973
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC (B+/B1)
87,000	4.000		10/15/27	81,779

				422,766

Pharmaceuticals(d)(e) – 0.3%
AdaptHealth LLC (B/B1)
84,000	6.125		08/01/28	72,524
38,000	4.625		08/01/29	29,475
49,000	5.125		03/01/30	38,593

				140,592

Pipelines(d) – 2.4%
DT Midstream, Inc. (BB+/Ba2)
210,000	4.375	(e)	06/15/31	189,643
Global Partners LP/GLP Finance Corp. (B+/B2)
124,000	6.875		01/15/29	120,183
Kinetik Holdings LP (BB+/Ba1)
171,000	5.875	(e)	06/15/30	167,653
NuStar Logistics LP (BB-/Ba3)
60,000	6.000		06/01/26	59,831
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)
107,000	6.000	(e)	12/31/30	100,365
156,000	6.000	(e)	09/01/31	144,536
Venture Global LNG, Inc. (BB/B1)
155,000	8.125	(e)	06/01/28	156,541
105,000	9.500	(e)	02/01/29	111,011

				1,049,763

Retailing(d) – 4.9%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
192,000	4.375	(e)	01/15/28	183,418
305,000	4.000	(e)	10/15/30	274,415
Arko Corp. (B-/B3)
211,000	5.125	(e)	11/15/29	183,059
Asbury Automotive Group, Inc. (BB/B1)
86,000	4.500		03/01/28	81,975
42,000	4.625	(e)	11/15/29	38,929
132,000	4.750		03/01/30	123,215
28,000	5.000	(e)	02/15/32	25,510
Beacon Roofing Supply, Inc. (B/B2)
137,000	4.125	(e)	05/15/29	124,847
Foundation Building Materials, Inc. (CCC+/Caa1)
221,000	6.000	(e)	03/01/29	199,691
Group 1 Automotive, Inc. (BB+/Ba2)
145,000	4.000	(e)	08/15/28	134,511
Lithia Motors, Inc. (BB+/Ba2)
191,000	4.375	(e)	01/15/31	173,873

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Retailing(d) – (continued)
Murphy Oil USA, Inc. (BB+/Ba2)
$29,000	3.750	%(e)	02/15/31	$ 25,409
Penske Automotive Group, Inc. (BB-/Ba3)
280,000	3.750		06/15/29	250,340
Sonic Automotive, Inc. (BB-/B1)
174,000	4.625	(e)	11/15/29	158,328
63,000	4.875	(e)	11/15/31	56,115
Specialty Building Products Holdings LLC/SBP Finance Corp. (B/B3)
158,000	6.375	(e)	09/30/26	156,331

				2,189,966

Semiconductors(d)(e) – 0.2%
Qorvo, Inc. (BBB-/Ba1)
114,000	3.375		04/01/31	97,919

Software(d)(e) – 1.6%
Camelot Finance SA (B+/B1)
28,000	4.500		11/01/26	27,341
Clarivate Science Holdings Corp. (B-/Caa1)
119,000	4.875		07/01/29	111,679
Clarivate Science Holdings Corp. (B+/B1)
158,000	3.875		07/01/28	148,773
Open Text Corp. (BB-/Ba3)
122,000	3.875		02/15/28	113,172
159,000	3.875		12/01/29	142,658
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. (B+/B1)
186,000	3.875		02/01/29	168,572

				712,195

Telecommunication Services(d)(e) – 1.2%
Altice France SA (B-/B2)
225,000	5.125		01/15/29	174,730
264,000	5.500		10/15/29	206,873
Frontier Communications Holdings LLC (CCC+/Caa2)
161,000	6.750		05/01/29	143,955

				525,558

Transportation(d)(e) – 0.8%
Cargo Aircraft Management, Inc. (BB/Ba2)
171,000	4.750		02/01/28	156,455
Rand Parent LLC (BB/Ba1)
199,000	8.500		02/15/30	190,333

				346,788

TOTAL OTHER SECURED DEBT OBLIGATIONS				$21,976,103

TOTAL SECURED DEBT OBLIGATIONS (Cost $33,167,397)				$31,589,331

Unsecured Debt Obligations(d) – 18.9%
Advertising(e) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp. (B/B2)
$46,000	4.250%		01/15/29	$ 41,473

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(d) – (continued)
Automotive – 0.6%
Dana, Inc. (BB-/B1)
$162,000	5.625%		06/15/28	$ 160,565
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)
107,000	8.000	(e)	02/01/28	106,088

				266,653

Banks – 0.5%
Freedom Mortgage Corp. (B/B2)
139,000	6.625	(e)	01/15/27	132,453
Wells Fargo & Co. (BB+/Baa2) (5 yr. CMT + 3.606%)
80,000	7.625	(b)	09/15/28	83,861

				216,314

Building Materials(e) – 0.7%
CP Atlas Buyer, Inc. (CCC/Caa2)
137,000	7.000		12/01/28	119,508
Standard Industries, Inc. (BB/B1)
96,000	5.000		02/15/27	93,615
95,000	4.375		07/15/30	87,164

				300,287

Chemicals(e) – 1.2%
Avient Corp. (BB-/Ba3)
102,000	7.125		08/01/30	105,772
Olympus Water U.S. Holding Corp. (CCC+/Caa2)
229,000	6.250		10/01/29	204,348
Vibrantz Technologies, Inc. (CCC+/Caa2)
102,000	9.000		02/15/30	80,252
WR Grace Holdings LLC (CCC/B3)
185,000	5.625		08/15/29	163,396

				553,768

Commercial Services(e) – 0.1%
Metis Merger Sub LLC (CCC/Caa2)
41,000	6.500		05/15/29	37,120

Computers(e) – 0.1%
Virtusa Corp. (CCC+/Caa1)
39,000	7.125		12/15/28	33,520

Distribution & Wholesale(e) – 0.3%
American Builders & Contractors Supply Co., Inc. (B+/B1)
148,000	3.875		11/15/29	131,914

Diversified Financial Services – 3.0%
Castlelake Aviation Finance DAC (B+/B2)
116,000	5.000	(e)	04/15/27	108,881
Global Aircraft Leasing Co. Ltd. (NR/B2) (PIK 7.250%, Cash 6.500%)
101,529	6.500	(e)(g)	09/15/24	95,597
Macquarie Airfinance Holdings Ltd. (BB+/NR)
80,000	8.125	(e)	03/30/29	83,664
Navient Corp. (B+/Ba3)
134,000	4.875		03/15/28	124,550
118,000	5.500		03/15/29	108,866
85,000	9.375		07/25/30	89,555
NFP Corp. (CCC+/Caa2)
224,000	6.875	(e)	08/15/28	227,846

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations(d) – (continued)
Diversified Financial Services – (continued)
United Wholesale Mortgage LLC (NR/Ba3)
$138,000	5.500	%(e)	04/15/29	$ 130,610
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (B-/B3)
243,000	7.875	(e)	05/01/27	210,375
235,000	6.375	(e)	02/01/30	164,204

				1,344,148

Engineering & Construction(e) – 0.5%
Global Infrastructure Solutions, Inc. (BB-/B1)
241,000	7.500		04/15/32	223,154

Entertainment(e) – 0.4%
Boyne USA, Inc. (B/B1)
120,000	4.750		05/15/29	113,138
Caesars Entertainment, Inc. (B/B3)
88,000	4.625		10/15/29	79,556

				192,694

Healthcare Providers & Services(e) – 0.4%
Medline Borrower LP (B-/Caa1)
210,000	5.250		10/01/29	198,318

Insurance(e) – 0.3%
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
90,000	6.000		08/01/29	81,835
USI, Inc. (CCC+/Caa1)
45,000	7.500		01/15/32	46,067

				127,902

Internet(e) – 1.7%
Match Group Holdings II LLC (BB/Ba3)
242,000	4.625		06/01/28	232,071
590,000	4.125		08/01/30	536,782

				768,853

Leisure Time(e) – 1.1%
MajorDrive Holdings IV LLC (CCC+/Caa2)
148,000	6.375		06/01/29	128,594
NCL Corp. Ltd. (CCC+/Caa1)
71,000	3.625		12/15/24	69,028
Royal Caribbean Cruises Ltd. (BB-/B1)
157,000	4.250		07/01/26	151,640
143,000	5.500		04/01/28	141,113

				490,375

Lodging(e) – 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. (B+/B2)
139,000	5.000		06/01/29	128,282

Machinery-Diversified(e) – 0.9%
Titan Acquisition Ltd./Titan Co.-Borrower LLC (CCC/Caa2)
419,000	7.750		04/15/26	421,577

Media(e) – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. (BB-/B1)
420,000	4.750		03/01/30	384,191
320,000	4.250		01/15/34	260,221

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations(d) – (continued)
Media(e) – (continued)
GCI LLC (B+/B3)
$190,000	4.750%	10/15/28	$ 175,301

			819,713

Metal Fabricate & Hardware(e) – 0.2%
Roller Bearing Co. of America, Inc. (B+/B1)
107,000	4.375	10/15/29	99,330

Oil Field Services(e) – 0.7%
CrownRock LP/CrownRock Finance, Inc. (BB-/B1)
84,000	5.000	05/01/29	82,095
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. (B/B3)
95,000	7.875	11/01/28	98,256
Viper Energy, Inc. (BBB-/Ba3)
125,000	7.375	11/01/31	130,091

			310,442

Pharmaceuticals(e) – 0.4%
Organon & Co./Organon Foreign Debt Co.-Issuer BV (BB-/B1)
200,000	5.125	04/30/31	170,488

Pipelines(e) – 1.0%
EQM Midstream Partners LP (BB-/Ba3)
71,000	7.500	06/01/27	73,285
Howard Midstream Energy Partners LLC (B+/B2)
217,000	6.750	01/15/27	215,642
130,000	8.875	07/15/28	136,916

			425,843

Real Estate Investment Trust – 0.4%
SBA Communications Corp. (BB/Ba3)
198,000	3.125	02/01/29	178,222

Retailing(e) – 1.0%
Ken Garff Automotive LLC (BB-/B1)
147,000	4.875	09/15/28	139,554
LCM Investments Holdings II LLC (B+/B2)
218,000	4.875	05/01/29	202,965
Lithia Motors, Inc. (BB+/Ba2)
93,000	3.875	06/01/29	84,325

			426,844

Software(e) – 0.4%
AthenaHealth Group, Inc. (CCC/Caa2)
136,000	6.500	02/15/30	123,408
Castle U.S. Holding Corp. (CCC-/Caa2)
111,000	9.500	02/15/28	57,147

			180,555

Telecommunication Services(e) – 0.8%
Viasat, Inc. (B-/Caa1)
348,000	5.625	09/15/25	340,326

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $8,901,314)			$ 8,428,115

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 0.5%
Energy Equipment & Services – 0.4%
3,489	Noble Corp. PLC	$ 168,030

Oil, Gas & Consumable Fuels(f) – 0.1%
1,141,924	Prairie Provident Resources, Inc.	60,326

TOTAL COMMON STOCKS (Cost $2,968,823)		$ 228,356

Shares	Dividend Rate	Value

Investment Company(h) – 5.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,621,210	5.248%	$ 2,621,210
(Cost $2,621,210)

TOTAL INVESTMENTS – 96.0% (Cost $47,658,744)		$42,867,012

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		$ 1,807,446

NET ASSETS – 100.0%		$44,674,458

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Security is currently in default and/or non-income producing.

(g)	Pay-in-kind securities.

(h)	Represents an affiliated Issuer.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	240,314	EUR	221,421	02/14/24	$(4,567)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(a)	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

4.250%	12M SOFR	03/20/31	$2,250	$(117,006)	$(114,510)	$(2,496)

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 41	(5.000)%	3.559%	12/20/28	$8,910	$(536,099)	$(72,730)	$(463,369)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NR	— Not Rated
PIK	— Payment in kind
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
USD	— U.S. Dollar
WR	— Withdrawn Rating

Abbreviations:
CDX.NA.HY Ind 41	— CDX North America High Yield Index 41
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 47.9%
Collateralized Mortgage Obligations – 7.9%
Interest Only(a) –1.6%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 30 day USD SOFR Average + 5.986%)
$3,598,903	0.647	%(b)	05/15/45	$ 390,998
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
1,764,546	4.000		09/25/50	348,032
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
601,545	3.000		08/25/50	98,747
Federal Home Loan Mortgage Corp. REMICS Series 5148, Class AI
8,334,948	2.500		10/25/51	899,779
Federal National Mortgage Association REMICS Series 2011-100, Class S (-1X 30 day USD SOFR Average + 6.336%)
2,138,885	0.998	(b)	10/25/41	227,792
Federal National Mortgage Association REMICS Series 2012-88, Class SB (-1X 30 day USD SOFR Average + 6.556%)
2,041,440	1.218	(b)	07/25/42	195,873
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 30 day USD SOFR Average + 6.036%)
858,275	0.698	(b)	01/25/48	93,466
Federal National Mortgage Association REMICS Series 2020-60, Class NI
1,638,742	4.000		09/25/50	323,219
Government National Mortgage Association REMICS Series 2010-35, Class DS (-1X 1 mo. USD Term SOFR + 5.566%)
2,757,060	0.208	(b)(c)	03/20/40	223,699
Government National Mortgage Association REMICS Series 2013-103, Class DS (-1X 1 mo. USD Term SOFR + 6.036%)
3,446,253	0.678	(b)(c)	07/20/43	336,871
Government National Mortgage Association REMICS Series 2013-117, Class PS (-1X 1 mo. USD Term SOFR + 6.036%)
3,995,721	0.678	(b)(c)	04/20/43	281,810
Government National Mortgage Association REMICS Series 2014-11, Class NI
999,797	4.500	(c)	12/16/42	51,872
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
3,831,845	0.628	(b)(c)	10/20/43	198,853
Government National Mortgage Association REMICS Series 2015-168, Class SD (-1X 1 mo. USD Term SOFR + 6.086%)
6,900,373	0.728	(b)(c)	11/20/45	775,659
Government National Mortgage Association REMICS Series 2014-180, Class PI
2,645,669	4.000	(c)	08/20/44	357,832
Government National Mortgage Association REMICS Series 2015-133, Class SA (-1X 1 mo. USD Term SOFR + 5.586%)
1,226,287	0.228	(b)(c)	09/20/45	105,371

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-133, Class SB (-1X 1 mo. USD Term SOFR + 5.586%)
$1,576,186	0.228	%(b)(c)	09/20/45	$ 135,622
Government National Mortgage Association REMICS Series 2015-129, Class IC
952,861	4.500	(c)	09/16/45	174,813
Government National Mortgage Association REMICS Series 2015-111, Class SM (-1X 1 mo. USD Term SOFR + 6.086%)
3,378,579	0.728	(b)(c)	08/20/45	379,105
Government National Mortgage Association REMICS Series 2015-144, Class QS (-1X 1 mo. USD Term SOFR + 5.586%)
4,063,241	0.228	(b)(c)	10/20/45	327,059
Government National Mortgage Association REMICS Series 2015-126, Class LS (-1X 1 mo. USD Term SOFR + 6.086%)
2,178,262	0.728	(b)(c)	09/20/45	238,897
Government National Mortgage Association REMICS Series 2016-6, Class S (-1X 1 mo. USD Term SOFR + 5.536%)
5,149,875	0.178	(b)(c)	01/20/46	409,530
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
977,736	0.188	(b)(c)	07/20/47	86,487
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
1,099,595	0.228	(b)(c)	01/20/48	101,697
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
1,641,429	0.728	(b)(c)	05/20/48	179,338
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
1,449,354	0.728	(b)(c)	09/20/48	152,144
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
696,570	0.728	(b)(c)	09/20/48	75,094
Government National Mortgage Association REMICS Series 2018-139, Class SQ (-1X 1 mo. USD Term SOFR + 6.036%)
972,036	0.678	(b)(c)	10/20/48	97,120
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
384,765	0.578	(b)(c)	01/20/49	38,913
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
1,096,131	0.578	(b)(c)	01/20/49	107,972

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
$675,922	0.628	%(b)(c)	06/20/49	$ 64,959
Government National Mortgage Association REMICS Series 2019-151, Class NI
2,418,957	3.500	(c)	10/20/49	381,250
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
2,975,290	0.578	(b)(c)	02/20/50	342,917
Government National Mortgage Association REMICS Series 2020-61, Class SF (-1X 1 mo. USD Term SOFR + 6.326%)
4,614,738	0.968	(b)(c)	07/20/43	527,726
Government National Mortgage Association REMICS Series 2020-78, Class DI
3,411,084	4.000	(c)	06/20/50	659,446
Government National Mortgage Association REMICS Series 2020-146, Class KI
8,707,881	2.500	(c)	10/20/50	1,182,675
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,204,173	2.500	(c)	10/20/50	160,928

				10,733,565

Regular Floater(b) – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 3827, Class KF (30 day USD SOFR Average + 0.484%)
173,007	5.823		03/15/41	171,748
Federal Home Loan Mortgage Corp. REMICS Series 3231, Class FB (30 day USD SOFR Average + 0.464%)
134,832	5.803		10/15/36	132,709
Federal Home Loan Mortgage Corp. REMICS Series 3314, Class FC (30 day USD SOFR Average + 0.514%)
83,882	5.853		12/15/36	82,544
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (30 day USD SOFR Average + 0.714%)
143,061	6.053	(c)	09/15/37	141,658
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (30 day USD SOFR Average + 0.964%)
38,975	6.303		06/15/39	39,083
Federal National Mortgage Association REMICS Series 2006-45, Class TF (30 day USD SOFR Average + 0.514%)
265,937	5.852		06/25/36	262,340
Federal National Mortgage Association REMICS Series 2006-76, Class QF (30 day USD SOFR Average + 0.514%)
315,990	5.852		08/25/36	311,960
Federal National Mortgage Association REMICS Series 2006-79, Class PF (30 day USD SOFR Average + 0.514%)
316,458	5.852		08/25/36	312,136
Federal National Mortgage Association REMICS Series 2007-75, Class VF (30 day USD SOFR Average + 0.564%)
110,530	5.902		08/25/37	109,287

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
Federal National Mortgage Association REMICS Series 2009-84, Class WF (30 day USD SOFR Average + 1.214%)
$37,104	6.552%		10/25/39	$ 37,554

				1,601,019

Sequential Fixed Rate(c) – 0.5%
Angel Oak Mortgage Trust Series 2022-1, Class A1
907,703	2.881	(d)(e)	12/25/66	810,080
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1A13
317,211	6.000		06/25/36	254,692
Residential Accredit Loans, Inc. Trust Series 2006-QS9, Class 1A11
584,388	6.500		07/25/36	462,250
Residential Accredit Loans, Inc. Trust Series 2006-QS2, Class 1A9
207,041	5.500		02/25/36	160,812
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
653,539	6.000		08/25/36	400,519
RFMSI Trust Series 2007-S9, Class 1A1
1,629,551	6.000		10/25/37	924,813

				3,013,166

Sequential Floating Rate(c) – 5.6%
Angel Oak Mortgage Trust Series 2021-6, Class A1
477,554	1.458	(b)(d)	09/25/66	383,165
Angel Oak Mortgage Trust Series 2020-4, Class A3
806,005	2.805	(b)(d)	06/25/65	756,989
Angel Oak Mortgage Trust Series 2020-2, Class M1
654,000	4.500	(b)(d)	01/26/65	592,626
Banc of America Funding Trust Series 2007-2, Class 2A1
20,809	4.124	(b)	03/25/37	19,203
Chase Home Lending Mortgage Trust Series 2023-RPL2, Class A1
812,771	3.250	(b)(d)	03/25/63	720,164
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1 mo. USD Term SOFR + 0.614%)
1,713,185	5.970	(b)	08/25/37	1,114,647
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1 mo. USD Term SOFR + 0.614%)
248,294	5.500	(b)	07/25/35	163,540
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1 mo. USD Term SOFR + 0.914%)
286,924	5.500	(b)	12/25/35	237,412
Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A2 (1 mo. USD Term SOFR + 0.514%)
256,339	5.870	(b)	08/25/37	162,831
CSMC Trust Series 2021-NQM7, Class A1
6,136,389	1.756	(b)(d)	10/25/66	5,062,509
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA2, Class B1 (30 day USD SOFR Average + 4.214%)
2,000,000	9.552	(b)(d)	03/25/50	2,175,122

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA4, Class B1 (30 day USD SOFR Average + 6.114%)
$1,265,266	11.452	%(b)(d)	08/25/50	$ 1,422,759
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class B1 (30 day USD SOFR Average + 4.800%)
1,533,000	10.137	(b)(d)	10/25/50	1,716,957
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class B2 (30 day USD SOFR Average + 5.650%)
600,000	10.987	(b)(d)	12/25/50	646,083
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (30 day USD SOFR Average + 1.800%)
226,118	7.137	(b)(d)	01/25/51	227,797
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA2, Class M2 (30 day USD SOFR Average + 2.050%)
460,000	7.387	(b)(d)	12/25/33	455,546
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B1 (30 day USD SOFR Average + 3.400%)
137,000	8.737	(b)(d)	10/25/41	139,647
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA5, Class M2 (30 day USD SOFR Average + 2.800%)
125,066	8.137	(b)(d)	10/25/50	126,886
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-DNA6, Class M2 (30 day USD SOFR Average + 2.000%)
882,829	7.337	(b)(d)	12/25/50	894,894
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (30 day USD SOFR Average + 3.500%)
1,845,401	8.837	(b)(d)	03/25/42	1,912,784
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA4, Class B1 (30 day USD SOFR Average + 5.364%)
762,290	10.702	(b)(d)	09/25/50	828,426
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2020-HQA3, Class B1 (30 day USD SOFR Average + 5.864%)
1,171,521	11.202	(b)(d)	07/25/50	1,293,305
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA2, Class M2 (30 day USD SOFR Average + 2.164%)
509,388	7.502	(b)(d)	04/25/49	512,579
Federal Home Loan Mortgage Corp. STACR Trust Series 2019-HQA3, Class M2 (30 day USD SOFR Average + 1.964%)
54,461	7.302	(b)(d)	09/25/49	54,757

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA5, Class M2 (30 day USD SOFR Average + 2.600%)
$318,736	7.937	%(b)(d)	11/25/50	$ 324,314
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (30 Day USD SOFR Average + 3.350%)
1,104,000	8.687	(b)(d)	06/25/43	1,164,081
Federal National Mortgage Association Connecticut Avenue Securities Series 2020-R01, Class 1M2 (30 day USD SOFR Average + 2.164%)
61,897	7.502	(b)(d)	01/25/40	62,661
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R03, Class 1B1 (30 day USD SOFR Average + 6.250%)
153,000	11.587	(b)(d)	03/25/42	167,644
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R01, Class 2M2 (30 day USD SOFR Average + 2.564%)
70,381	7.902	(b)(d)	07/25/31	70,664
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R04, Class 1B1 (30 day USD SOFR Average + 5.250%)
433,000	10.587	(b)(d)	03/25/42	460,789
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2M2 (30 day USD SOFR Average + 3.000%)
279,000	8.337	(b)(d)	04/25/42	285,689
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R05, Class 2B1 (30 day USD SOFR Average + 4.500%)
392,000	9.837	(b)(d)	04/25/42	405,897
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (30 day USD SOFR Average + 3.900%)
508,336	9.237	(b)(d)	04/25/43	544,186
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R05, Class 1M2 (30 day USD SOFR Average + 3.100%)
250,000	8.437	(b)(d)	06/25/43	261,015
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06, Class 1M2 (30 day USD SOFR Average + 2.700%)
230,000	8.037	(b)(d)	07/25/43	236,864
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R02, Class 2M1 (30 day USD SOFR Average + 0.900%)
315,967	6.237	(b)(d)	11/25/41	315,206
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M2 (30 day USD SOFR Average + 2.500%)
610,000	7.837	(b)(d)	10/25/43	623,448
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1B1
1,670,000	8.887	(b)(d)	10/25/43	1,692,573

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
GCAT Trust Series 2022-NQM4, Class A1
$175,925	5.269	%(d)(e)	08/25/67	$ 176,902
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
1,309,638	2.520	(b)(d)	05/25/52	1,063,688
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
448,167	3.520	(b)(d)	07/25/52	380,364
JP Morgan Mortgage Trust Series 2023-2, Class A3A
1,718,607	5.000	(b)(d)	07/25/53	1,673,560
JP Morgan Mortgage Trust Series 2023-10, Class A6
733,645	6.000	(b)(d)	05/25/54	732,695
Mill City Mortgage Loan Trust Series 2017-2, Class A3
395,639	3.235	(b)(d)	07/25/59	379,312
OBX Trust Series 2022-NQM7, Class A1
172,078	5.110	(d)(e)	08/25/62	171,876
Residential Accredit Loans, Inc. Trust Series 2006-QO7, Class 3A2 (1 mo. USD Term SOFR + 0.524%)
65,347	5.880	(b)	09/25/46	57,307
Residential Mortgage Loan Trust Series 2020-2, Class A3
152,000	2.911	(b)(d)	05/25/60	139,188
STACR Trust Series 2018-HRP2, Class B1
1,100,000	9.652	(b)(d)	02/25/47	1,203,182
Towd Point Mortgage Trust Series 2020-1, Class A2A
550,000	3.100	(b)(d)	01/25/60	479,126
Verus Securitization Trust Series 2021-5, Class A3
964,666	1.373	(b)(d)	09/25/66	789,510
Verus Securitization Trust Series 2021-7, Class A2
1,485,089	2.137	(b)(d)	10/25/66	1,236,257

				36,718,626

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 52,066,376

Commercial Mortgage-Backed Securities – 8.1%
Sequential Fixed Rate – 5.2%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
$1,050,000	2.778	%(b)	11/15/54	$ 848,253
Bank Series 2022-BNK39, Class A4
2,400,000	2.928	(b)(c)	02/15/55	2,072,882
Bank Series 2021-BN38, Class A5
1,050,000	2.521	(c)	12/15/64	873,574
Bank Series 2023-BNK46, Class A4
600,000	5.745	(c)	08/15/56	632,841
Bank5 Series 2023-5YR4, Class A3
900,000	6.500	(c)	12/15/56	951,513
BBCMS Mortgage Trust Series 2021-C9, Class A5
1,600,000	2.299	(c)	02/15/54	1,342,326
BBCMS Mortgage Trust Series 2023-C20, Class ASB
1,229,000	5.860	(c)	07/15/56	1,265,474
BBCMS Mortgage Trust Series 2023-C20, Class A3
1,600,000	5.991	(c)	07/15/56	1,642,610
Benchmark Mortgage Trust Series 2022-B33, Class A5
1,125,000	3.458	(c)	03/15/55	991,555
Benchmark Mortgage Trust Series 2021-B29, Class A5
1,450,000	2.388	(c)	09/15/54	1,200,732

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Benchmark Mortgage Trust Series 2020-B21, Class A5
$1,000,000	1.978	%(c)	12/17/53	$ 809,048
Benchmark Mortgage Trust Series 2021-B26, Class A5
1,375,000	2.613	(c)	06/15/54	1,120,961
Benchmark Mortgage Trust Series 2023-B39, Class A5
1,250,000	5.754	(c)	07/15/56	1,313,508
BMO Mortgage Trust Series 2023-C5, Class A5
1,600,000	5.765	(c)	06/15/56	1,684,251
BMO Mortgage Trust Series 2023-C5, Class ASB
1,600,000	5.995	(c)	06/15/56	1,658,675
BMO Mortgage Trust Series 2023-C7, Class A5
2,500,000	6.160	(c)	12/15/56	2,712,847
BX Trust Series 2022-CLS, Class A
2,000,000	5.760	(d)	10/13/27	1,994,202
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,000,000	3.000	(c)(d)	09/15/50	690,924
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4
1,300,000	3.718	(c)	08/15/48	1,252,093
GS Mortgage Securities Trust Series 2017-GS7, Class A4
1,000,000	3.430	(c)	08/10/50	923,385
GS Mortgage Securities Trust Series 2017-GS8, Class A4
1,600,000	3.469	(c)	11/10/50	1,488,001
Manhattan West Mortgage Trust Series 2020-1MW, Class A
1,100,000	2.130	(d)	09/10/39	971,263
Morgan Stanley Capital I Trust Series 2019-H7, Class A4
1,500,000	3.261	(c)	07/15/52	1,351,785
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
1,575,000	6.890	(c)	12/15/56	1,648,986
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
756,000	3.250	(c)(d)	01/15/60	578,827
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
1,500,000	2.626	(c)	04/15/54	1,272,845
Wells Fargo Commercial Mortgage Trust Series 2020-C58, Class A4
1,575,000	2.092	(c)	07/15/53	1,300,252

				34,593,613

Sequential Floating Rate(b) – 2.9%
Bank Series 2018-BN13, Class A5
1,600,000	4.217	(c)	08/15/61	1,530,015
Bank5 Series 2023-5YR2, Class A3
1,500,000	6.656	(c)	07/15/56	1,588,054
Bank5 Series 2023-5YR3, Class AS
1,850,000	7.315	(c)	09/15/56	1,946,918
Bank5 Series 2023-5YR4, Class AS
400,000	7.274	(c)	12/15/56	417,977
BBCMS Mortgage Trust Series 2023-C21, Class AS
1,075,000	6.296	(c)	09/15/56	1,112,632
BBCMS Mortgage Trust Series 2023-C22, Class A5
1,275,000	6.804	(c)	11/15/56	1,454,071
BBCMS Mortgage Trust Series 2023-5C23, Class A3
2,000,000	6.675	(c)	12/15/56	2,132,417

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
BBCMS Mortgage Trust Series 2023-5C23, Class AS
$700,000	7.703	%(c)	12/15/56	$ 746,637
BLP Commercial Mortgage Trust Series 2023-IND, Class A (1 mo. USD Term SOFR + 1.692%)
700,000	7.054	(d)	03/15/40	699,060
BMO Mortgage Trust Series 2022-C2, Class A5
1,361,000	4.813		07/15/54	1,347,687
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (1 mo. USD Term SOFR + 2.281%)
700,000	7.643	(d)	06/15/40	698,303
BX Trust Series 2022-PSB, Class A (1 mo. USD Term SOFR + 2.451%)
3,410,208	7.813	(d)	08/15/39	3,408,345
BX Trust Series 2021-LBA, Class AV (1 mo. USD Term SOFR + 0.914%)
838,258	6.277	(d)	02/15/36	824,362
Citigroup Commercial Mortgage Trust Series 2023-PRM3, Class A
1,100,000	6.360	(d)	07/10/28	1,129,721
Morgan Stanley Capital I Trust Series 2022-L8, Class A5
125,000	3.794	(c)	04/15/55	114,275

				19,150,474

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$53,744,087

Federal Agencies – 31.9%
Federal Home Loan Mortgage Corp. – 0.1%
$10,065	5.000%		01/01/33	$ 10,159
282	5.000		03/01/33	285
3,888	5.000		04/01/33	3,924
468	5.000		05/01/33	471
1,605	5.000		06/01/33	1,619
10,295	5.000		07/01/33	10,388
15,951	5.000		08/01/33	16,103
1,698	5.000		09/01/33	1,717
3,581	5.000		10/01/33	3,614
6,243	5.000		11/01/33	6,300
3,421	5.000		12/01/33	3,452
3,092	5.000		01/01/34	3,120
10,067	5.000		02/01/34	10,160
5,599	5.000		03/01/34	5,656
9,533	5.000		04/01/34	9,632
11,720	5.000		05/01/34	11,828
165,810	5.000		06/01/34	167,341
4,543	5.000		11/01/34	4,590
41,389	5.000		04/01/35	41,764
12	5.000		11/01/35	12

				312,135

Government National Mortgage Association – 17.9%
7,854,710	4.500		12/20/48	7,742,976
2,949,983	5.000		12/20/48	2,961,449
4,493,108	4.500		01/20/49	4,427,789
1,800,128	2.500		10/20/51	1,563,061

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$2,256,522	2.500%	11/20/51		$ 1,957,940
5,049,703	2.500	12/20/51		4,377,779
966,879	2.500	01/20/52		835,014
43,000,000	5.000	TBA-30yr	(f)	42,738,900
7,000,000	5.500	TBA-30yr	(f)	7,043,426
23,000,000	6.000	TBA-30yr	(f)	23,376,121
21,000,000	6.500	TBA-30yr	(f)	21,492,824

				118,517,279

Uniform Mortgage-Backed Security – 13.9%
15,720	4.500	08/01/37		15,676
3,134	4.500	04/01/39		3,129
5,153	4.000	08/01/39		5,010
2,177	4.000	09/01/39		2,117
17,314	4.500	10/01/39		17,255
2,158	4.500	05/01/41		2,154
9,033	4.500	06/01/41		9,017
8,479	4.500	08/01/41		8,463
2,713	4.500	10/01/41		2,708
653	4.500	11/01/42		655
11,387	4.500	12/01/43		11,378
453,736	4.500	11/01/48		447,410
82,577	4.500	01/01/49		81,323
390,163	4.500	06/01/49		384,235
142,132	4.500	06/01/49		139,716
429,261	4.500	08/01/49		421,934
5,368,835	5.000	10/01/49		5,389,153
372,869	4.500	01/01/50		366,531
7,504,409	4.500	03/01/50		7,432,762
4,752,933	5.000	03/01/50		4,770,920
19,934,085	2.000	04/01/52		16,279,275
15,271,183	2.000	04/01/52		12,471,292
931,553	6.000	01/01/53		960,602
924,113	6.000	01/01/53		946,577
5,509,710	6.000	01/01/53		5,609,207
1,908,916	5.500	04/01/53		1,937,673
947,050	6.000	04/01/53		979,838
940,828	6.000	04/01/53		970,166
954,819	6.000	04/01/53		980,118
13,000,000	7.000	TBA-30yr	(f)	13,407,781
17,000,000	7.000	TBA-30yr	(f)	17,527,940

				91,582,015

TOTAL FEDERAL AGENCIES				$210,411,429

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $315,118,062)				$316,221,892

Corporate Obligations – 23.4%
Advertising(c) – 0.2%
Lamar Media Corp.
$765,000	3.625%	01/15/31		$ 681,087

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Advertising(c) – (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(d)
	$364,000	5.000%		08/15/27	$ 354,704

					1,035,791

Aerospace & Defense(c) – 0.7%
RTX Corp.
	2,175,000	6.100		03/15/34	2,358,396
TransDigm, Inc.
	650,000	5.500		11/15/27	638,079
	1,115,000	6.750	(d)	08/15/28	1,144,246
	55,000	7.125	(d)	12/01/31	57,748
Triumph Group, Inc.
	285,000	7.750		08/15/25	284,590

					4,483,059

Airlines(c)(d) – 0.2%
American Airlines, Inc.
	1,310,000	7.250		02/15/28	1,330,672

Automotive(c)(d) – 0.2%
ZF North America Capital, Inc.
	1,265,000	6.875		04/14/28	1,315,119

Banks – 3.5%
AIB Group PLC(b)(c) (-1X 5 yr. EUR Swap + 6.629%)
EUR	372,000	6.250		06/23/25	407,047
Banco do Brasil SA(b)(c) (10 yr. CMT + 4.398%)
	$1,550,000	6.250		04/15/24	1,506,104
Banco Mercantil del Norte SA(b)(c)(d) (5 yr. CMT + 4.643%)
	640,000	5.875		01/24/27	585,843
Bank of America Corp.(b)(c) (Secured Overnight Financing Rate + 1.570%)
	6,390,000	5.819		09/15/29	6,596,142
Citigroup, Inc.(b)(c) (Secured Overnight Financing Rate + 1.887%)
	3,160,000	4.658		05/24/28	3,140,155
JPMorgan Chase & Co.(b)(c) (Secured Overnight Financing Rate + 1.570%)
	3,095,000	6.087		10/23/29	3,255,631
Morgan Stanley(b)(c) (Secured Overnight Financing Rate + 1.630%)
	6,390,000	5.449		07/20/29	6,510,899
Shinhan Bank Co. Ltd.(d)
	200,000	4.500		04/12/28	198,166
Societe Generale SA(b)(c) (5 yr. USD Swap + 3.929%)
	224,000	6.750		04/06/28	199,409
UBS Group AG(b)(c)(d) (5 yr. CMT + 4.745%)
	470,000	9.250		11/13/28	506,425
Virgin Money U.K. PLC(b)(c) (5 yr. U.K. Government Bond + 8.307%)
GBP	344,000	9.250		06/08/24	438,541

					23,344,362

Building Materials(c)(d) – 0.5%
Carrier Global Corp.
	$2,225,000	5.900		03/15/34	2,408,229

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(c)(d) – (continued)
Summit Materials LLC/Summit Materials Finance Corp.
$305,000	6.500%		03/15/27	$ 305,604
438,000	5.250		01/15/29	424,833

				3,138,666

Chemicals(c)(d) – 0.4%
Chemours Co.
720,000	5.750		11/15/28	685,944
Ingevity Corp.
2,086,000	3.875		11/01/28	1,874,375

				2,560,319

Commercial Services – 0.9%
ADT Security Corp.(c)(d)
2,170,000	4.125		08/01/29	2,006,621
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)(d)
843,000	6.625		07/15/26	839,519
DP World Crescent Ltd.
200,000	4.848		09/26/28	198,640
200,000	3.875		07/18/29	189,224
DP World Ltd.
200,000	5.625		09/25/48	191,358
Herc Holdings, Inc.(c)(d)
1,269,000	5.500		07/15/27	1,254,127
TriNet Group, Inc.(c)(d)
745,000	3.500		03/01/29	667,721
United Rentals North America, Inc.(c)
604,000	3.875		02/15/31	548,945

				5,896,155

Computers(c)(d) – 0.2%
KBR, Inc.
708,000	4.750		09/30/28	657,272
Seagate HDD Cayman
610,000	8.250		12/15/29	657,677

				1,314,949

Diversified Financial Services – 1.5%
AerCap Holdings NV(b)(c) (5 yr. CMT + 4.535%)
508,000	5.875		10/10/79	502,178
Global Aircraft Leasing Co. Ltd.(c)(d)(g) (PIK 7.250%, Cash 6.500%)
2,008,039	6.500		09/15/24	1,890,709
Midcap Financial Issuer Trust(c)(d)
1,681,000	6.500		05/01/28	1,573,466
Navient Corp.
255,000	6.750		06/25/25	258,190
740,000	5.500	(c)	03/15/29	682,717
1,030,000	9.375	(c)	07/25/30	1,085,198
OneMain Finance Corp.(c)
775,000	3.875		09/15/28	686,309
1,655,000	4.000		09/15/30	1,416,134
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(c)(d)
2,120,000	2.875		10/15/26	1,965,134

				10,060,035

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(c)(d) – 0.5%
Calpine Corp.
$1,048,000	4.625%		02/01/29	$ 973,351
NRG Energy, Inc.
760,000	3.375		02/15/29	671,445
Vistra Operations Co. LLC
1,455,000	4.375		05/01/29	1,349,381

				2,994,177

Electronics(c)(d) – 0.6%
Imola Merger Corp.
710,000	4.750		05/15/29	673,790
Sensata Technologies BV
515,000	4.000		04/15/29	478,965
Sensata Technologies, Inc.
1,659,000	4.375		02/15/30	1,544,612
TTM Technologies, Inc.
1,485,000	4.000		03/01/29	1,348,826

				4,046,193

Energy-Alternate Sources(c)(d) – 0.1%
Greenko Dutch BV
185,000	3.850		03/29/26	172,513
Greenko Power II Ltd.
180,000	4.300		12/13/28	163,350

				335,863

Engineering & Construction(c) – 0.2%
Dycom Industries, Inc.(d)
720,000	4.500		04/15/29	666,828
Mexico City Airport Trust
320,000	4.250	(d)	10/31/26	308,170
546,000	5.500		07/31/47	469,112

				1,444,110

Entertainment(c)(d) – 0.4%
Motion Bondco DAC
567,000	6.625		11/15/27	525,875
WMG Acquisition Corp.
2,205,000	3.750		12/01/29	2,017,950

				2,543,825

Environmental(c)(d) – 1.1%
GFL Environmental, Inc.
3,270,000	3.500		09/01/28	3,008,335
Stericycle, Inc.
730,000	3.875		01/15/29	665,103
Veralto Corp.
2,300,000	5.450		09/18/33	2,386,250
Waste Pro USA, Inc.
1,524,000	5.500		02/15/26	1,469,456

				7,529,144

Food & Drug Retailing(c) – 1.0%
B&G Foods, Inc.
394,000	5.250		04/01/25	388,661

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(c) – (continued)
$243,000	5.250%		09/15/27	$ 221,169
J M Smucker Co.
2,205,000	6.200		11/15/33	2,405,236
Lamb Weston Holdings, Inc.(d)
2,200,000	4.125		01/31/30	2,029,566
Performance Food Group, Inc.(d)
219,000	6.875		05/01/25	220,108
1,041,000	5.500		10/15/27	1,026,468

				6,291,208

Healthcare Providers & Services(c) – 0.4%
Charles River Laboratories International, Inc.(d)
1,470,000	3.750		03/15/29	1,353,547
Encompass Health Corp.
641,000	4.500		02/01/28	614,668
Tenet Healthcare Corp.
841,000	6.125		10/01/28	837,114

				2,805,329

Holding Companies-Diversified(c)(d) – 0.2%
Benteler International AG
1,230,000	10.500		05/15/28	1,289,630

Housewares(c) – 0.3%
Newell Brands, Inc.
670,000	6.375		09/15/27	668,426
1,350,000	6.625		09/15/29	1,345,882

				2,014,308

Insurance(c)(d) – 0.4%
Acrisure LLC/Acrisure Finance, Inc.
1,449,000	7.000		11/15/25	1,445,595
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
730,000	6.750		10/15/27	727,503
USI, Inc.
455,000	7.500		01/15/32	465,793

				2,638,891

Internet(c) – 0.6%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)
740,000	3.500		03/01/29	670,558
Match Group Holdings II LLC(d)
1,404,000	4.625		06/01/28	1,346,394
Prosus NV
1,070,000	3.257		01/19/27	983,397
850,000	3.680	(d)	01/21/30	738,969
400,000	4.027	(d)	08/03/50	260,750

				4,000,068

Lodging(c) – 0.6%
Hilton Domestic Operating Co., Inc.
110,000	5.375	(d)	05/01/25	109,679
1,584,000	4.875		01/15/30	1,535,054
MGM Resorts International
1,425,000	4.750		10/15/28	1,355,716

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(c) – (continued)
Travel & Leisure Co.(d)
$750,000	4.500%		12/01/29	$ 671,618

				3,672,067

Machinery-Diversified(c)(d) – 0.1%
Titan Acquisition Ltd./Titan Co.-Borrower LLC
646,000	7.750		04/15/26	649,973

Media(c) – 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.(d)
875,000	6.375		09/01/29	863,581
1,334,000	4.250		02/01/31	1,165,449
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(d)
720,000	5.875		08/15/27	676,073
iHeartCommunications, Inc.
271,665	8.375		05/01/27	176,289
News Corp.(d)
2,180,000	3.875		05/15/29	2,015,454
Nexstar Media, Inc.(d)
784,000	5.625		07/15/27	761,335
Scripps Escrow, Inc.(d)
887,000	5.875		07/15/27	786,964
Sirius XM Radio, Inc.(d)
2,180,000	4.000		07/15/28	2,021,034
Virgin Media Secured Finance PLC(d)
1,454,000	5.500		05/15/29	1,402,165

				9,868,344

Multi-National(c)(d) – 0.2%
African Export-Import Bank
550,000	2.634		05/17/26	507,936
850,000	3.798		05/17/31	720,528

				1,228,464

Oil Field Services – 2.5%
Civitas Resources, Inc.(c)(d)
615,000	8.375		07/01/28	643,210
Ecopetrol SA(c)
120,000	8.625		01/19/29	127,950
1,890,000	6.875		04/29/30	1,861,650
290,000	8.875		01/13/33	314,378
Nabors Industries, Inc.(c)(d)
585,000	9.125		01/31/30	589,815
Petroleos de Venezuela SA(h)
137,050,000	0.000		10/28/22	9,908,715
Reliance Industries Ltd.(d)
310,000	3.625		01/12/52	225,748
Sunoco LP/Sunoco Finance Corp.(c)
1,280,000	7.000	(d)	09/15/28	1,321,370
710,000	4.500		05/15/29	662,607
Transocean, Inc.(c)(d)
531,000	11.500		01/30/27	555,293
171,000	8.750		02/15/30	178,868

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
USA Compression Partners LP/USA Compression Finance Corp.(c)
	$318,000	6.875%		04/01/26	$ 317,294

					16,706,898

Packaging(c) – 1.2%
ARD Finance SA(g)
(PIK 5.750%, Cash 5.000%)
EUR	236,165	5.000		06/30/27	130,128
(PIK 7.250%, Cash 6.500%)
	$958,594	6.500	(d)	06/30/27	447,107
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(d)
	755,000	3.250		09/01/28	662,354
Berry Global, Inc.(d)
	524,000	4.500		02/15/26	511,471
Crown Americas LLC
	2,933,000	5.250		04/01/30	2,885,955
LABL, Inc.(d)
	231,000	6.750		07/15/26	225,218
	241,000	10.500		07/15/27	230,912
Sealed Air Corp./Sealed Air Corp. U.S.(d)
	1,960,000	6.125		02/01/28	1,979,600
Trivium Packaging Finance BV(d)
	516,000	5.500		08/15/26	507,728
	353,000	8.500		08/15/27	346,593

					7,927,066

Pharmaceuticals(c)(d) – 0.4%
Jazz Securities DAC
	1,430,000	4.375		01/15/29	1,331,931
Organon & Co./Organon Foreign Debt Co.-Issuer BV
	1,425,000	4.125		04/30/28	1,311,584

					2,643,515

Pipelines – 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)(d)
	685,000	5.375		06/15/29	659,538
Buckeye Partners LP(c)
	640,000	4.350		10/15/24	627,277
	1,049,000	3.950		12/01/26	994,851
Galaxy Pipeline Assets Bidco Ltd.
	240,000	2.625	(d)	03/31/36	197,700
	1,828,915	2.940		09/30/40	1,504,283
	430,000	3.250	(d)	09/30/40	335,937
Global Partners LP/GLP Finance Corp.(c)
	215,000	7.000		08/01/27	210,203
Venture Global LNG, Inc.(c)(d)
	1,875,000	9.500		02/01/29	1,982,344

					6,512,133

Real Estate(c)(h) – 0.0%
Zhenro Properties Group Ltd.
	200,000	6.700		08/04/26	1,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – 0.3%
Iron Mountain, Inc.(d)
$650,000	7.000%	02/15/29	$ 670,137
MPT Operating Partnership LP/MPT Finance Corp.
1,288,000	4.625	08/01/29	934,264
Starwood Property Trust, Inc.(d)
705,000	4.375	01/15/27	666,260

			2,270,661

Retailing(c) – 0.6%
Asbury Automotive Group, Inc.(d)
730,000	4.625	11/15/29	676,615
CK Hutchison International 20 Ltd.(d)
200,000	2.500	05/08/30	174,368
CK Hutchison International 21 Ltd.(d)
230,000	2.500	04/15/31	196,889
Group 1 Automotive, Inc.(d)
314,000	4.000	08/15/28	291,285
LCM Investments Holdings II LLC(d)
474,000	4.875	05/01/29	441,308
Lithia Motors, Inc.(d)
745,000	3.875	06/01/29	675,506
Penske Automotive Group, Inc.
942,000	3.500	09/01/25	914,117
Sonic Automotive, Inc.(d)
750,000	4.625	11/15/29	682,448

			4,052,536

Semiconductors(c)(d) – 0.1%
Entegris Escrow Corp.
675,000	5.950	06/15/30	670,694

Software(c) – 0.7%
Camelot Finance SA(d)
152,000	4.500	11/01/26	148,425
Castle U.S. Holding Corp.(d)
574,000	9.500	02/15/28	295,518
Clarivate Science Holdings Corp.(d)
725,000	3.875	07/01/28	682,660
Open Text Corp.(d)
2,265,000	3.875	12/01/29	2,032,203
ROBLOX Corp.(d)
770,000	3.875	05/01/30	686,594
Twilio, Inc.
745,000	3.625	03/15/29	679,500

			4,524,900

Telecommunication Services(c)(d) – 0.0%
Altice France SA
218,000	5.500	01/15/28	179,275

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(c)(d) – 0.1%
Rand Parent LLC
$1,040,000	8.500%	02/15/30	$ 994,708

TOTAL CORPORATE OBLIGATIONS (Cost $189,375,748)			$154,314,107

Asset-Backed Securities – 10.9%
Automotive(c) – 0.9%
Bank of America Auto Trust Series 2023-2A, Class A2(d)
$1,200,000	5.850%	08/17/26	$ 1,206,991
Ford Credit Auto Owner Trust Series 2023-C, Class A2A
2,300,000	5.680	09/15/26	2,310,440
Santander Drive Auto Receivables Trust Series 2023-6, Class A2
2,000,000	6.080	05/17/27	2,007,056

			5,524,487

Collateralized Loan Obligations – 9.2%
37 Capital CLO 1 Ltd. Series 2021-1A, Class A(b)(c)(d) (3 mo. USD Term SOFR + 1.462%)
1,400,000	6.856	10/15/34	1,393,186
Apidos CLO XXIII Ltd. Series 2015-23A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.482%)
2,600,000	6.876	04/15/33	2,599,904
Barings CLO Ltd. Series 2020-4A, Class D1(b)(c)(d) (3 mo. USD Term SOFR + 3.962%)
1,000,000	9.377	01/20/32	1,000,016
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class D(b)(c)(d)
2,000,000	0.000	01/25/36	2,000,350
Cathedral Lake VII Ltd. Series 2021-7RA, Class D(b)(c)(d) (3 mo. USD Term SOFR + 4.542%)
270,000	9.944	01/15/32	266,441
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c)(d)
1,025,000	0.000	01/20/37	1,025,000
1,300,000	0.000	01/20/37	1,300,000
Crown City CLO I Series 2020-1A, Class A1AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
2,000,000	6.867	07/20/34	1,992,866
Crown Point CLO 9 Ltd. Series 2020-9A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.452%)
8,900,000	6.846	07/14/34	8,869,428
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1(b)(c)(d) (3 mo. USD Term SOFR + 1.612%)
9,400,000	7.027	01/20/33	9,388,626
Halseypoint CLO 5 Ltd. Series 2021-5A, Class C1(b)(c)(d)
2,000,000	7.852	01/30/35	1,974,688
Helios Issuer LLC Series 2023-GRID1, Class 1A(c)(d)
172,172	5.750	12/20/50	175,765
JP Morgan Mortgage Trust Series 2023-HE3, Class A1(b)(c)(d) (30 day USD SOFR Average + 1.600%)
680,000	6.937	05/25/54	680,000
LCCM Trust Series 2021-FL2, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.314%)
1,144,273	6.676	12/13/38	1,133,764

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Man GLG U.S. CLO Ltd. Series 2021-1A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.562%)
$6,700,000	6.956%	07/15/34	$ 6,650,145
MF1 Ltd. Series 2021-FL6, Class A(b)(c)(d) (1 mo. USD Term SOFR + 1.214%)
1,350,900	6.573	07/16/36	1,336,981
Ocean Trails CLO XI Series 2021-11A, Class D(b)(c)(d) (3 mo. USD Term SOFR + 3.962%)
3,000,000	9.377	07/20/34	2,813,385
Palmer Square CLO Ltd. Series 2021-4A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 6.312%)
260,000	11.706	10/15/34	255,887
Stellar Jay Ireland DAC Series 2021-1, Class A(d)
1,754,372	3.967	10/15/41	1,491,918
Tikehau U.S. CLO I Ltd. Series 2021-1A, Class E(b)(c)(d) (3 mo. USD Term SOFR + 7.172%)
1,000,000	12.567	01/18/35	883,345
Venture 39 CLO Ltd. Series 2020-39A, Class A1(b)(c)(d) (3 mo. USD Term SOFR + 1.542%)
6,200,000	6.936	04/15/33	6,155,112
Voya CLO Ltd. Series 2019-1A, Class AR(b)(c)(d) (3 mo. USD Term SOFR + 1.322%)
3,350,022	6.716	04/15/31	3,349,989
Zais CLO 15 Ltd. Series 2020-15A, Class A1R(b)(c)(d) (3 mo. USD Term SOFR + 1.612%)
4,000,000	7.002	07/28/32	3,963,364

			60,700,160

Credit Card(c) – 0.8%
Barclays Dryrock Issuance Trust Series 2023-2, Class A(b) (30 day USD SOFR Average + 0.900%)
4,100,000	6.227	08/15/28	4,105,531
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
1,350,000	5.230	12/08/27	1,359,265

			5,464,796

Home Equity(b)(c) – 0.0%
Lehman XS Trust Series 2007-3, Class 1BA2 (6 mo. USD Term SOFR + 0.928%)
69,114	6.299	03/25/37	64,200
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1 mo. USD Term SOFR + 0.454%)
668,643	5.810	11/25/36	123,263

			187,463

Student Loan(b)(c) – 0.0%
SLM Student Loan Trust Series 2008-3, Class A3 (90 day USD SOFR Average + 1.261%)
17	6.596	10/25/21	17

TOTAL ASSET-BACKED SECURITIES (Cost $72,591,472)			$ 71,876,923

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(b)(i) – 1.7%
Banks – 0.2%
Nouryon Finance BV (3 mo. USD Term SOFR + 4.000%)
	$1,279,400	9.467%	04/03/28	$ 1,282,995

Building & Construction – 0.2%
KKR Apple Bidco LLC (1 mo. USD Term SOFR + 2.750%)
	1,470,000	8.220	09/22/28	1,466,884

Consumer Cyclical Services – 0.2%
Hertz Corp.
(1 mo. USD Term SOFR + 3.250%)
	1,025,486	8.720	06/30/28	1,021,322
(1 mo. USD Term SOFR + 3.250%)
	198,220	8.720	06/30/28	197,415

				1,218,737

Health Care Products – 0.1%
Sotera Health Holdings LLC (3 mo. USD Term SOFR + 2.750%)
	425,000	8.395	12/11/26	424,290

Media – 0.3%
CSC Holdings LLC (1 mo. USD Term SOFR + 4.500%)
	1,909,237	9.862	01/18/28	1,841,230

Media - Non Cable – 0.2%
Getty Images, Inc. (3 mo. USD Term SOFR + 4.500%) (1 mo. USD LIBOR + 3.000%) – (1 mo. USD LIBOR + 7.000%)
	581,875	9.948	02/19/26	583,912
iHeartCommunications, Inc. (1 mo. USD Term SOFR + 3.000%)
	1,300,000	8.470	05/01/26	1,117,415

				1,701,327

Technology - Software – 0.5%
Camelot U.S. Acquisition LLC (1 mo. USD Term SOFR + 3.000%)
	1,970,104	8.470	10/30/26	1,971,089
Isolved, Inc. (3 mo. USD Term SOFR + 4.000%)
	600,000	9.484	10/14/30	600,000
Travelport Finance (Luxembourg) SARL (3 mo. USD Term SOFR + 7.000%)
	11,685	12.371	02/28/25	11,280
Ultimate Software Group, Inc. (3 mo. USD Term SOFR + 3.750%)
	885,688	9.233	05/04/26	887,113

				3,469,482

TOTAL BANK LOANS (Cost $11,620,818)				$ 11,404,945

Sovereign Debt Obligations – 1.4%
Euro – 0.3%
Ivory Coast Government International Bonds
EUR	530,000	4.875%	01/30/32	$ 491,844
Oman Government International Bonds
	$1,410,000	4.750	06/15/26	1,391,494
Romania Government International Bonds(d)
EUR	230,000	2.000	01/28/32	195,571

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Euro – (continued)
Romania Government International Bonds(d) – (continued)
EUR	200,000	3.375%	01/28/50	$ 149,925

				2,228,834

Sovereign – 0.3%
Export-Import Bank of Korea
	$200,000	5.000	01/11/28	203,604
Ivory Coast Government International Bonds
	566,000	6.125	06/15/33	519,659
Romania Government International Bonds
EUR	1,250,000	3.624 (d)	05/26/30	1,267,031
	120,000	3.375	01/28/50	89,955

				2,080,249

United States Dollar – 0.8%
Export-Import Bank of Korea
	$200,000	5.125	01/11/33	207,964
Hungary Government International Bonds
	2,680,000	6.125	05/22/28	2,787,629
Indonesia Government International Bonds(c)
	950,000	4.850	01/11/33	969,297
Oman Government International Bonds
	1,280,000	5.625	01/17/28	1,302,400

				5,267,290

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,005,796)				$ 9,576,373

Municipal Debt Obligations – 1.3%
Illinois – 1.3%
Illinois State GO Bonds Build America Series 2010
	$3,831,429	7.350%	07/01/35	$ 4,161,572
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100	06/01/33	4,234,802

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $8,401,373)				$ 8,396,374

Shares	Description	Value

Common Stocks(h) – 0.1%
Media – 0.1%
242,215	iHeartMedia, Inc. Class A	$ 646,714

TOTAL COMMON STOCKS (Cost $641,642)		$ 646,714

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 25.2%
U.S. Treasury Bonds
$500,000	4.375%	05/15/41	$ 516,016

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
$500,000	3.625%		02/15/53	$ 462,891
U.S. Treasury Inflation-Indexed Bonds
14,511,541	1.500		02/15/53	13,208,399
U.S. Treasury Notes
39,010,000	4.250	(j)	10/15/25	38,941,428
32,710,000	3.875		01/15/26	32,467,231
19,246,200	3.875		09/30/29	19,217,631
30,840,000	4.000		10/31/29	31,001,428
31,040,000	3.875		11/30/29	30,998,775

TOTAL U.S. TREASURY OBLIGATIONS (Cost $167,158,104)				$166,813,799

Shares	Dividend Rate	Value

Investment Company(k) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,506,747	5.248%	$ 2,506,747
(Cost $2,506,747)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 112.3% (Cost $777,419,762)		$741,757,874

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 1.2%
Certificates of Deposit – 1.2%
Banco Santander SA(b) (Secured Overnight Financing Rate + 0.490%)
$2,000,000	5.890%	02/09/24	$ 2,000,971
Bayerische Landesbank
1,700,000	5.300	01/25/24	1,699,532
Svenska Handelsbanken AB(b) (Secured Overnight Financing Rate + 0.570%)
3,939,000	5.970	01/09/24	3,939,566

TOTAL SHORT-TERM INVESTMENTS (Cost $7,639,000)			$ 7,640,069

TOTAL INVESTMENTS – 113.5% (Cost $785,058,762)			$749,397,943

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.5)%			(88,965,740)

NET ASSETS – 100.0%			$660,432,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2023.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2023.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $125,586,992 which represents approximately 19.1% of net assets as of December 31, 2023.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2023. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Represents an affiliated Issuer.

Security ratings disclosed, if any, are obtained from S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	1,973,000	JPY	185,083,381	03/21/24	$18,271
	AUD	920,412	USD	605,903	02/12/24	22,182
	AUD	27,286,101	USD	18,194,528	03/20/24	444,606
	CAD	5,971,674	USD	4,364,634	02/09/24	144,639
	CAD	28,851,296	USD	21,510,504	03/20/24	287,156
	CHF	883,400	EUR	939,400	01/15/24	14,373
	CHF	5,523,502	EUR	5,873,051	01/25/24	95,060
	CHF	15,928,417	USD	18,298,522	03/20/24	798,292
	CNH	36,913,909	USD	5,204,000	03/20/24	5,536
	COP	6,475,717,646	USD	1,567,174	02/07/24	90,607
	COP	4,251,056,320	USD	1,031,582	02/09/24	56,298
	COP	11,333,614,511	USD	2,599,753	02/16/24	296,981
	COP	9,549,391,531	USD	2,305,852	05/10/24	95,484
	EUR	3,325,806	CZK	81,827,713	01/25/24	19,707
	EUR	980,778	GBP	849,991	01/25/24	286
	EUR	16,116,420	GBP	13,911,247	03/20/24	110,453
	EUR	1,203,000	PLN	5,210,193	03/20/24	9,672
	EUR	6,575,191	SEK	72,864,018	01/25/24	34,371
	EUR	9,696,910	USD	10,676,298	01/02/24	29,430
	EUR	15,202,419	USD	16,661,112	01/18/24	134,326
	EUR	9,946,227	USD	10,817,437	02/14/24	182,602
	EUR	34,179,691	USD	37,186,716	02/23/24	626,963
	EUR	11,043,569	USD	12,103,658	02/26/24	115,422
	EUR	12,278,287	USD	13,438,619	03/20/24	159,937
	EUR	47,655,220	USD	51,371,637	04/05/24	1,440,810
	GBP	1,043,608	EUR	1,203,120	01/15/24	1,336
	GBP	8,247,658	USD	10,367,333	02/09/24	147,866
	GBP	9,299,273	USD	11,776,138	03/20/24	81,844
	HKD	6,401,081	USD	820,045	02/28/24	828
	ILS	2,688,601	USD	731,433	03/20/24	12,992
	JPY	4,634,739,240	USD	32,212,661	03/21/24	1,080,377
	KRW	3,381,026,220	USD	2,574,000	03/20/24	49,065
	MXN	56,844,144	USD	3,142,533	02/07/24	183,446
	MXN	26,767,501	USD	1,476,819	03/08/24	82,008
	MXN	8,693,702	USD	491,017	03/20/24	14,271
	MXN	65,124,114	USD	3,524,571	04/10/24	247,840
	NOK	94,223,166	USD	8,879,858	03/20/24	410,675
	NZD	5,870,471	AUD	5,430,000	01/25/24	7,877
	NZD	9,113,826	USD	5,677,442	03/20/24	85,005
	PLN	31,227,702	USD	7,731,072	03/20/24	196,546
	SEK	111,350,360	EUR	9,964,981	01/25/24	39,406
	SEK	187,242,879	USD	18,270,689	03/20/24	352,835
	SGD	1,352,692	USD	1,023,960	01/16/24	1,818
	SGD	8,818,171	USD	6,652,482	01/25/24	37,687
	SGD	9,750,167	USD	7,283,179	03/20/24	132,203
	TWD	158,254,954	USD	5,079,535	03/13/24	160,467
	USD	36,594	COP	130,916,394	02/16/24	3,134
	USD	823,518	COP	3,237,249,337	05/10/24	9,464
	USD	4,054,472	EUR	3,654,892	01/18/24	16,594
	USD	475,160	EUR	426,533	02/14/24	3,435
	USD	1,496,723	EUR	1,341,602	02/23/24	12,481
	USD	46,540	EUR	40,485	02/26/24	1,746
	USD	47,134	EUR	40,401	04/05/24	2,361
	USD	72,681	MXN	1,232,533	02/07/24	565
	USD	5,420,305	PLN	21,298,720	03/08/24	12,242
	ZAR	15,399,814	USD	838,784	01/18/24	1,719
	ZAR	23,827,803	USD	1,277,281	03/20/24	16,172

TOTAL						$8,639,769

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	15,402,290	NZD	16,640,138	01/25/24	$(15,040)
	CHF	3,342,082	EUR	3,611,356	01/25/24	(6,329)
	CNH	19,086,557	USD	2,699,196	03/20/24	(5,574)
	CZK	35,680,489	EUR	1,450,356	01/25/24	(8,767)
	EUR	1,862,206	AUD	3,053,460	03/20/24	(23,372)
	EUR	3,349,724	CHF	3,148,047	01/25/24	(51,464)
	EUR	2,347,000	CHF	2,204,138	03/20/24	(43,203)
	EUR	978,253	CZK	24,201,489	01/25/24	(131)
	EUR	4,736,197	GBP	4,110,179	01/25/24	(5,698)
	EUR	5,358,543	NOK	63,650,697	03/20/24	(341,306)
	EUR	2,065,000	SEK	23,288,719	03/20/24	(29,292)
	EUR	1,133,570	USD	1,257,593	02/26/24	(3,362)
	GBP	825,042	EUR	954,848	01/25/24	(3,436)
	GBP	5,758,669	EUR	6,696,898	03/20/24	(73,832)
	GBP	3,127,104	USD	3,998,331	03/20/24	(10,800)
	NZD	6,055,409	AUD	5,620,807	01/25/24	(5,341)
	NZD	1,959,899	AUD	1,819,227	03/20/24	(3,518)
	PLN	21,420,032	USD	5,451,178	03/08/24	(12,311)
	SEK	45,719,831	EUR	4,142,342	01/25/24	(39,934)
	SEK	68,672,367	USD	6,862,433	03/20/24	(32,152)
	SGD	1,449,310	USD	1,101,985	01/25/24	(2,422)
	TRY	37,779,069	USD	1,192,145	03/20/24	(3,199)
	USD	4,729,969	CAD	6,471,524	02/09/24	(156,746)
	USD	22,416,467	CAD	30,166,548	03/20/24	(374,891)
	USD	17,885,711	CHF	15,414,662	03/20/24	(595,156)
	USD	15,301,167	CNH	109,364,630	03/20/24	(133,099)
	USD	4,115,387	COP	16,941,922,907	02/09/24	(220,188)
	USD	2,040,809	COP	8,813,730,491	02/16/24	(211,874)
	USD	4,967,757	COP	20,494,620,091	05/10/24	(185,918)
	USD	2,697,041	CZK	61,077,214	03/20/24	(28,317)
	USD	10,607,685	EUR	9,693,494	01/02/24	(94,272)
	USD	8,921,778	EUR	8,098,608	01/18/24	(25,462)
	USD	9,617,613	EUR	8,851,724	02/14/24	(171,959)
	USD	42,595,669	EUR	39,566,893	02/23/24	(1,177,975)
	USD	4,554,645	EUR	4,143,562	02/26/24	(29,970)
	USD	25,377,645	EUR	23,434,045	03/20/24	(576,235)
	USD	46,130,187	EUR	42,955,674	04/05/24	(1,474,136)
	USD	7,227,045	GBP	5,839,164	01/10/24	(216,268)
	USD	10,360,739	GBP	8,240,180	02/09/24	(144,926)
	USD	19,764,817	GBP	15,700,292	03/20/24	(255,435)
	USD	2,076,559	ILS	7,680,030	03/20/24	(49,901)
	USD	3,475,178	JPY	509,457,614	02/13/24	(162,707)
	USD	31,518,394	JPY	4,414,991,363	03/21/24	(196,115)
	USD	1,620,272	KRW	2,115,095,785	03/20/24	(20,660)
	USD	3,131,778	MXN	55,611,611	02/07/24	(122,084)
	USD	1,512,222	MXN	26,767,501	03/08/24	(46,607)
	USD	386,922	MXN	6,854,902	03/20/24	(11,493)
	USD	3,656,050	MXN	65,124,113	04/10/24	(116,361)
	USD	1,992,789	NOK	21,825,660	03/20/24	(159,250)
	USD	13,373,607	NZD	21,772,963	03/20/24	(392,901)
	USD	2,600,000	PLN	10,248,027	03/20/24	(1,614)
	USD	3,833,868	SEK	38,750,655	01/30/24	(13,172)
	USD	16,743,548	SEK	175,077,568	03/20/24	(669,993)
	USD	3,607,853	SGD	4,774,925	01/25/24	(14,786)
	USD	2,602,000	SGD	3,452,682	03/20/24	(23,899)
	USD	3,995,364	ZAR	76,899,268	03/20/24	(178,984)

TOTAL						$(8,973,837)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	01/22/24	$(12,000,000)	$(11,715,220)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/16/24	(36,000,000)	(29,436,185)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	01/16/24	(6,000,000)	(5,110,313)
Uniform Mortgage-Backed Security	3.500	TBA - 30yr	01/16/24	(1,000,000)	(917,969)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/16/24	(10,000,000)	(9,701,558)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/16/24	(74,000,000)	(73,259,963)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/16/24	(8,000,000)	(7,571,246)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	01/16/24	(35,000,000)	(35,557,823)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	01/16/24	(39,000,000)	(39,956,689)

(PROCEEDS RECEIVABLE: $(211,038,984))					$(213,226,966)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	39	03/19/24	$4,402,734	$(3,330)
30 Year German Euro-Buxl	1	03/07/24	156,452	10,000
5 Year U.S. Treasury Notes	874	03/28/24	95,067,985	328,353

Total				$335,023

Short position contracts:
10 Year U.K. Long Gilt	(1)	03/26/24	(130,843)	(8,453)
2 Year U.S. Treasury Notes	(288)	03/28/24	(59,303,250)	(53,294)
20 Year U.S. Treasury Bonds	(48)	03/19/24	(5,997,000)	(3,398)
5 Year German Euro-Bobl	(487)	03/07/24	(64,127,758)	(880,242)
5 Year German Euro-Bund	(5)	03/07/24	(757,420)	3,514
5 Year German Euro-Oat	(22)	03/07/24	(3,193,971)	992
Ultra 10-Year U.S. Treasury Note	(402)	03/19/24	(47,442,281)	(2,079,483)
Ultra Long U.S. Treasury Bonds	(139)	03/19/24	(18,569,531)	(715)

Total				$(3,021,079)

TOTAL FUTURES CONTRACTS				$(2,686,056)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	13.950%(a)	01/02/24	BRL	20,170		$27,782	$(69,081)	$96,863
12.795%(a)	1M BID Average(a)	01/02/24		7,360		8,328	—	8,328
12M SOFR(b)	3.500(b)	03/16/24		$7,390		(130,492)	1,904	(132,396)
12M SOFR(b)	4.430(b)	12/31/24		10		(86)	(1)	(85)
1M BID Average(a)	12.060(a)	01/02/25	BRL	42,110		10,170	923,637	(913,467)
1M BID Average(a)	12.063(a)	01/02/25		37,210		78,852	812,930	(734,078)
13.300(a)	1M BID Average(a)	01/02/25		26,230		(146,633)	(752,962)	606,329
12.713(a)	1M BID Avg(a)	01/02/25		15,070		(57,244)	(396,097)	338,853
6M EURO(c)	3.720(d)	03/18/25	EUR	203,010	(e)	1,560,386	(293,334)	1,853,720
1M BID Average(a)	10.850(a)	01/02/26	BRL	131,839		288,631	27,526	261,105
9.500(a)	Mexico Interbank TIIE 28 Days(a)	03/18/26	MXN	129,580	(e)	(25,258)	(3,400)	(21,858)
4M CNRR(c)	2.000(c)	03/20/26	CNY	100,890	(e)	(3,364)	(45,521)	42,157
3M STIBOR(c)	3.500(b)	03/20/26	SEK	2,047,510	(e)	3,285,683	2,116,794	1,168,889
3M KWCDC(c)	3.750(c)	03/20/26	KRW	15,231,240	(e)	142,286	26,277	116,009
6M CDOR(f)	3.750(f)	03/20/26	CAD	94,690	(e)	212,219	(101,915)	314,134
12M SOFR(b)	4.000(b)	03/20/26		$76,440	(e)	261,509	77,474	184,035
3M NIBOR(f)	4.250(b)	03/20/26	NOK	1,111,630	(e)	1,075,042	831,990	243,052
6M GBP(b)	5.250(b)	03/20/26	GBP	185,220	(e)	6,515,891	4,655,412	1,860,479
3.750(c)	6M AUDOR(c)	03/20/26	AUD	153,120	(e)	82,786	626,552	(543,766)
1.250(b)	6M CHFOR(b)	03/20/26	CHF	213,740	(e)	(973,565)	(1,074,973)	101,408
3.000(b)	6M EURO(b)	03/20/26	EUR	335,360	(e)	(4,828,308)	(4,514,490)	(313,818)
3M JIBAR(c)	8.000(c)	03/20/26	ZAR	189,710	(e)	63,149	64,817	(1,668)
6M JYOR(b)	0.500(b)	08/02/26	JPY	7,326,590	(e)	165,674	56,848	108,826
1M BID Average(a)	13.030(a)	01/04/27	BRL	13,000		181,466	9,869	171,597
11.230(a)	1M BID Average(a)	01/04/27		27,620		(93,310)	47,990	(141,300)
10.286(a)	1M BID Average(a)	01/04/27		26,920		(50,186)	—	(50,186)
1M BID Average(a)	8.495(a)	01/04/27		6,710		(99,556)	(121,559)	22,003
3.000(b)	6M EURO(f)	03/20/27	EUR	3,220	(e)	(60,061)	(28,995)	(31,066)
3.490(b)	12M SOFR(b)	05/31/27		$10		(94)	(25)	(69)
12M SOFR(b)	3.350(b)	10/06/27		234,210	(e)	1,097,930	(322,403)	1,420,333
6M EURO(f)	3.000(b)	10/20/27	EUR	99,350	(e)	1,863,146	(830,286)	2,693,432
12M SOFR(b)	3.730(b)	11/28/27		$44,630	(e)	512,683	216,509	296,174
6M EURO(b)	2.673(b)	04/22/28	EUR	95,650	(e)	2,436,153	222,119	2,214,034
2.852(b)	3M EURO(c)	04/22/28		95,650	(e)	(2,384,508)	(184,555)	(2,199,953)
0.500(b)	12M JYOR(b)	08/03/28	JPY	15,261,890	(e)	328,217	(146,959)	475,176
12M SOFR(b)	3.696(b)	09/22/28		$188,840	(e)	1,869,044	(432,374)	2,301,418
6M EURO(b)	2.500(b)	10/19/28	EUR	57,690	(e)	1,084,428	403,317	681,111
1.250(b)	6M EURO(f)	12/19/28		2,630		162,811	(39,616)	202,427
11.500(a)	1M BID Average(a)	01/02/29	BRL	30,290		(278,515)	(113,868)	(164,647)
4M CNRR(c)	2.500(c)	03/20/29	CNY	38,280	(e)	53,674	10,428	43,246
3M KWCDC(c)	3.750(c)	03/20/29	KRW	15,046,790	(e)	431,095	97,322	333,773
3M NIBOR(f)	3.750(b)	03/20/29	NOK	237,270	(e)	432,870	374,807	58,063

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

8.500%(c)	3M JIBAR(c)	03/20/29	ZAR	115,530	(e)	$(110,483)	$(113,860)	$3,377
12M SOFR(b)	4.250%(b)	03/20/29	$	66,480	(e)	2,478,162	2,109,501	368,661
6M GBP(b)	4.750(b)	03/20/29	GBP	21,250	(e)	1,801,259	1,039,890	761,369
4.000(f)	6M AUDOR(f)	03/20/29	AUD	19,260	(e)	(51,458)	225,957	(277,415)
1.250(b)	6M CHFOR(b)	03/20/29	CHF	10,080	(e)	(123,551)	(106,709)	(16,842)
2.750(b)	6M EURO(b)	03/20/29	EUR	10,990	(e)	(369,952)	(226,956)	(142,996)
0.500(b)	6M JYOR(b)	03/21/29	JPY	41,750,000	(e)	169,754	2,961,156	(2,791,402)
2.680(b)	12M SOFR(b)	07/28/32	$	49,690	(e)	1,252,854	158,215	1,094,639
6M JYOR(b)	1.250(b)	08/02/33	JPY	3,143,400	(e)	51,677	1,339	50,338
1.250(b)	12M JYOR(b)	08/03/33		3,793,000	(e)	(61,907)	(208,372)	146,465
12M SOFR(b)	4.306(b)	10/05/33	$	81,880	(e)	2,942,661	7,039	2,935,622
6M EURO(f)	3.000(b)	11/10/33	EUR	73,630	(e)	1,540,654	920,583	620,071
12M SOFR(b)	3.500(b)	12/20/33	$	1,110		2,383	5,696	(3,313)
9.000(a)	Mexico Interbank TIIE 28 Days(a)	03/08/34	MXN	45,150	(e)	(113,526)	(88,791)	(24,735)
6M CHFOR(b)	1.500(b)	03/20/34	CHF	11,080	(e)	421,210	398,920	22,290
6M EURO(b)	2.750(b)	03/20/34	EUR	10,820	(e)	528,777	310,202	218,575
6M EURO(f)	3.000(b)	03/20/34		15,030	(e)	793,499	702,413	91,086
3M KWCDC(c)	3.750(c)	03/20/34	KRW	4,089,570	(e)	218,851	157,019	61,832
3.750(b)	3M NIBOR(f)	03/20/34	NOK	70,830	(e)	(274,092)	(187,301)	(86,791)
3.000(b)	3M STIBOR(c)	03/20/34	SEK	260,540	(e)	(1,572,214)	(962,226)	(609,988)
6M AUDOR(f)	4.250(f)	03/20/34	AUD	12,760	(e)	47,809	(296,710)	344,519
6M GBP(b)	4.250(b)	03/20/34	GBP	1,520	(e)	162,594	82,116	80,478
12M SOFR(b)	4.250(b)	03/20/34	$	31,370	(e)	2,182,430	1,999,670	182,760
3M NZDOR(c)	4.750(f)	03/20/34	NZD	16,400	(e)	539,663	18,965	520,698
6M WIBOR(f)	5.000(b)	03/20/34	PLN	12,360	(e)	140,414	135,308	5,106
3.250(f)	6M CDOR(f)	03/20/34	CAD	2,130	(e)	(29,599)	6,301	(35,900)
3M JIBAR(c)	9.500(c)	03/20/34	ZAR	35,490	(e)	42,093	22,874	19,219
1.000(b)	6M JYOR(b)	03/21/34	JPY	2,829,000	(e)	(222,117)	112,708	(334,825)
3.240(b)	12M SOFR(b)	10/06/35	$	53,770	(e)	348,059	(561,085)	909,144
3.781(b)	12M SOFR(b)	09/22/36		42,590	(e)	(1,341,368)	657,657	(1,999,025)
12M SOFR(b)	2.910(b)	07/28/37		133,650	(e)	(2,923,554)	(1,116,306)	(1,807,248)
6M EURO(f)	2.152(b)	08/09/37	EUR	64,760	(e)	(1,586,503)	(2,534,176)	947,673
12M SOFR(b)	3.391(b)	05/10/38	$	152,640	(e)	(917,305)	(1,468,547)	551,242
6M JYOR(b)	1.500(b)	08/03/38	JPY	4,111,000	(e)	(214,574)	(312,755)	98,181
1.451(b)	6M EURO(f)	08/10/42	EUR	165,670	(e)	6,047,469	4,288,495	1,758,974
2.750(b)	6M EURO(f)	03/20/44		570	(e)	(26,635)	(18,162)	(8,473)
2.080(b)	12M SOFR(b)	07/28/47	$	132,620	(e)	3,013,617	1,609,470	1,404,147
6M EURO(f)	1.051(b)	08/11/47	EUR	96,990	(e)	(2,997,324)	(1,901,700)	(1,095,624)
2.564(b)	12M SOFR(b)	05/11/53	$	129,900	(e)	1,380,798	1,269,639	111,159
2.000(b)	6M EURO(f)	05/17/53	EUR	27,690	(e)	95,945	211,766	(115,821)
2.500(b)	6M EURO(f)	11/10/53		32,780	(e)	(1,574,062)	(1,111,094)	(462,968)
3.613(b)	12M SOFR(b)	11/15/53	$	43,700	(e)	(1,885,908)	(290,088)	(1,595,820)
3.512(b)	12M SOFR(b)	11/29/53		14,100	(e)	(508,914)	(253,742)	(255,172)
2.500%(b)	6M EURO(f)	03/20/54	EUR	8,470	(e)	$(386,394)	$(249,364)	$(137,030)

TOTAL						$24,011,917	$9,537,063	$14,474,854

(a)	Payments made at monthly.
(b)	Payments made annually.
(c)	Payments made quarterly.
(d)	Payments made at maturity.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2023.
(f)	Payments made semi-annually.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2023(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CD CMBX-NA-AAA.16	0.500%	0.766%	MS & Co. Int. PLC	04/17/65	$26,200	$(464,947)	$(511,799)	$46,852

TOTAL						$(464,947)	$(511,799)	$46,852

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 40	1.000%	0.507%	06/20/28	$26,349	$538,570	$382,191	$156,379
Republic of Chile, 3.24%, 2/6/2028	1.000	0.493	12/20/28	4,700	109,739	75,011	34,728
Republic of Indonesia, 4.125%, 1/15/2025	1.000	0.701	12/20/28	4,390	60,362	28,754	31,608
Republic of Peru, 8.750%, 11/21/2033	1.000	0.701	12/20/28	4,280	59,282	32,928	26,354
Republic of the Philippines, 10.625%, 3/16/2025	1.000	0.624	12/20/28	3,530	60,973	27,403	33,570

United Mexican States, 4.150%, 03/28/27	1.000%	0.879%	12/20/28	$4,010	$23,017	$(42,091)	$65,108

TOTAL					$851,943	$504,196	$347,747

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	3.425%	03/13/2024	126,890,000	$126,890,000	$49,028	$136,694	$(87,667)
3M IRS	MS & Co. Int. PLC	3.800	03/13/2024	253,780,000	253,780,000	20,340	74,561	(54,221)

				380,670,000	$380,670,000	$69,368	$211,255	$(141,888)

Puts
3M IRS	Citibank NA	4.050	02/05/2024	64,020,000	64,020,000	452	12,557	(12,105)
3M IRS	Citibank NA	3.700	02/05/2024	64,020,000	64,020,000	3,930	74,022	(70,092)
3M IRS	Citibank NA	3.750	02/05/2024	64,020,000	64,020,000	2,869	56,839	(53,970)
3M IRS	Citibank NA	4.000	02/05/2024	64,020,000	64,020,000	608	15,862	(15,254)

				256,080,000	$256,080,000	$7,859	$159,280	$(151,421)

Total purchased option contracts				636,750,000	$636,750,000	$77,227	$370,535	$(293,309)

Written option contracts
Calls
6M IRS	Citibank NA	3.720	03/14/2024	(114,680,000)	(114,680,000)	(896,601)	(260,597)	(636,004)
6M IRS	Citibank NA	3.744	03/14/2024	(114,680,000)	(114,680,000)	(924,656)	(253,690)	(670,966)
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(12,800,000)	(12,800,000)	(88,917)	(142,163)	53,246
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(12,690,000)	(12,690,000)	(410,504)	(152,915)	(257,589)
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(12,660,000)	(12,660,000)	(171,787)	(140,843)	(30,944)
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(12,810,000)	(12,810,000)	(109,903)	(142,832)	32,929
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(12,790,000)	(12,790,000)	(521,225)	(139,731)	(381,494)
3M IRS	MS & Co. Int. PLC	3.650	03/13/2024	(380,670,000)	(380,670,000)	(57,405)	(182,259)	124,854
1M IRS	UBS AG (London)	2.660	01/15/2024	(12,630,000)	(12,630,000)	(35,992)	(131,936)	95,944
1M IRS	UBS AG (London)	2.431	01/22/2024	(12,690,000)	(12,690,000)	(93,860)	(130,409)	36,549

				(699,100,000)	$(699,100,000)	$(3,310,850)	$(1,677,375)	$(1,633,475)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
3M IRS	Citibank NA	3.900	02/05/2024	(128,040,000)	$(128,040,000)	$(2,248)	$(50,229)	$47,981
3M IRS	Citibank NA	3.850%	02/05/2024	(128,040,000)	(128,040,000)	(3,067)	(68,540)	65,473
6M IRS	Citibank NA	3.720	03/14/2024	(114,680,000)	(114,680,000)	(12,875)	(260,597)	247,722
6M IRS	Citibank NA	3.744	03/14/2024	(114,680,000)	(114,680,000)	(11,647)	(253,690)	242,043
1M IRS	JPMorgan Securities, Inc.	2.378	01/29/2024	(12,800,000)	(12,800,000)	(215,537)	(142,163)	(73,374)
1M IRS	MS & Co. Int. PLC	3.835	01/11/2024	(12,690,000)	(12,690,000)	(6,724)	(152,915)	146,191
1M IRS	MS & Co. Int. PLC	3.550	01/18/2024	(12,660,000)	(12,660,000)	(67,597)	(140,843)	73,245
1M IRS	MS & Co. Int. PLC	3.392	01/29/2024	(12,810,000)	(12,810,000)	(167,892)	(142,832)	(25,060)
2M IRS	MS & Co. Int. PLC	3.948	01/03/2024	(12,790,000)	(12,790,000)	(3)	(139,731)	139,728
1M IRS	UBS AG (London)	2.660	01/15/2024	(12,630,000)	(12,630,000)	(249,720)	(131,936)	(117,784)
1M IRS	UBS AG (London)	2.431	01/22/2024	(12,690,000)	(12,690,000)	(158,457)	(130,409)	(28,048)

				(574,510,000)	$(574,510,000)	$(895,767)	$(1,613,885)	$718,117

Total written option contracts				(1,273,610,000)	$(1,273,610,000)	$(4,206,617)	$(3,291,260)	$(915,358)

TOTAL				(636,860,000)	$(636,860,000)	$(4,129,390)	$(2,920,725)	$(1,208,667)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call USD/Put COP	Barclays Bank PLC	4,200.000%	02/14/2024	2,474,000	$2,474,000	$14,854	$121,795	$(106,941)
Call USD/Put MXN	BofA Securities LLC	17.875	02/05/2024	2,482,000	2,482,000	9,432	85,728	(76,296)
Call EUR/Put USD	Deutsche Bank AG (London)	1.107	01/16/2024	19,259,000	19,259,000	112,641	115,247	(2,606)
Call USD/Put COP	MS & Co. Int. PLC	4,300.000	02/07/2024	2,478,000	2,478,000	7,146	111,138	(103,992)
Call USD/Put COP	UBS AG (London)	4,232.000	05/08/2024	2,552,000	2,552,000	50,501	117,137	(66,636)

				29,245,000	$29,245,000	$194,574	$551,045	$(356,471)

Puts
Put USD/Call COP	Barclays Bank PLC	4,200.000	02/14/2024	2,474,000	2,474,000	197,116	96,857	100,259
Put USD/Call MXN	BofA Securities LLC	17.875	02/05/2024	2,482,000	2,482,000	126,649	85,728	40,921
Put EUR/Call USD	Capital Securities Corp.	1.091	01/16/2024	19,043,486	19,043,486	41,731	105,334	(63,603)
Put EUR/Call USD	Capital Securities Corp.	1.083	02/22/2024	13,940,000	13,940,000	48,799	99,030	(50,231)
Put GBP/Call USD	HSBC Bank PLC	1.198	02/07/2024	8,218,000	8,218,000	1,341	63,223	(61,882)
Put EUR/Call USD	MS & Co. Int. PLC	1.082	02/21/2024	18,071,000	18,071,000	59,110	249,081	(189,971)
Put USD/Call COP	MS & Co. Int. PLC	4,300.000	02/07/2024	2,478,000	2,478,000	256,020	111,138	144,882
Put EUR/Call USD	UBS AG (London)	1.060	04/03/2024	15,190,607	15,190,607	35,736	345,483	(309,747)
Put USD/Call COP	UBS AG (London)	4,232.000	05/08/2024	2,552,000	2,552,000	212,502	117,137	95,365

				84,449,093	$84,449,093	$979,004	$1,273,011	$(294,007)

Total purchased option contracts				113,694,093	$113,694,093	$1,173,578	$1,824,056	$(650,478)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Call EUR/Put SEK	Barclays Bank PLC	11.275%	01/10/2024	(3,348,000)	$(3,348,000)	$(3,807)	$(29,731)	$25,924
Call EUR/Put CZK	BofA Securities LLC	24.320	01/02/2024	(3,298,000)	(3,298,000)	(54,168)	(19,838)	(34,330)
Call EUR/Put GBP	Capital Securities Corp.	0.858	01/04/2024	(3,342,000)	(3,342,000)	(35,839)	(20,348)	(15,491)
Call EUR/Put USD	Capital Securities Corp.	1.107	01/16/2024	(19,259,000)	(19,259,000)	(112,641)	(66,869)	(45,772)
Call AUD/Put NZD	Citibank NA	1.074	01/12/2024	(5,497,000)	(5,497,000)	(22,670)	(19,765)	(2,905)
Call AUD/Put NZD	Citibank NA	1.079	01/18/2024	(5,419,000)	(5,419,000)	(15,491)	(19,562)	4,071
Call EUR/Put SEK	Deutsche Bank AG (London)	11.125	01/25/2024	(3,355,000)	(3,355,000)	(28,393)	(31,577)	3,184
Call EUR/Put CHF	HSBC Bank PLC	0.942	01/25/2024	(3,355,000)	(3,355,000)	(7,237)	(24,198)	16,961
Call AUD/Put NZD	JPMorgan Securities, Inc.	1.071	01/04/2024	(5,464,000)	(5,464,000)	(26,261)	(17,940)	(8,321)
Call USD/Put SGD	JPMorgan Securities, Inc.	1.322	01/25/2024	(3,687,000)	(3,687,000)	(15,061)	(19,202)	4,141
Call AUD/Put NZD	MS & Co. Int. PLC	1.081	01/25/2024	(5,433,000)	(5,433,000)	(15,505)	(20,387)	4,882
Call EUR/Put CHF	MS & Co. Int. PLC	0.947	01/04/2024	(3,345,000)	(3,345,000)	(259)	(21,889)	21,630
Call EUR/Put SEK	MS & Co. Int. PLC	11.080	01/29/2024	(3,354,000)	(3,354,000)	(38,274)	(31,831)	(6,443)
Call USD/Put MXN	MS & Co. Int. PLC	17.875	02/05/2024	(2,482,000)	(2,482,000)	(9,432)	(89,377)	79,945
Call USD/Put SGD	MS & Co. Int. PLC	1.340	01/12/2024	(3,603,000)	(3,603,000)	(1,557)	(19,373)	17,816
Call EUR/Put CHF	UBS AG (London)	0.948	01/18/2024	(3,337,000)	(3,337,000)	(2,741)	(21,590)	18,849
Call EUR/Put CZK	UBS AG (London)	24.650	01/25/2024	(3,355,000)	(3,355,000)	(26,397)	(21,706)	(4,691)
Call EUR/Put SEK	UBS AG (London)	11.300	01/04/2024	(3,345,000)	(3,345,000)	(650)	(29,173)	28,523
Call USD/Put SGD	UBS AG (London)	1.327	01/17/2024	(3,657,000)	(3,657,000)	(8,484)	(18,340)	9,856

				(87,935,000)	$(87,935,000)	$(424,867)	$(542,696)	$117,829

Puts
Put EUR/Call SEK	Barclays Bank PLC	11.275	01/10/2024	(3,348,000)	(3,348,000)	(55,677)	(29,731)	(25,946)
Put EUR/Call CZK	BofA Securities LLC	24.320	01/02/2024	(3,298,000)	(3,298,000)	(33)	(19,838)	19,805
Put EUR/Call GBP	Capital Securities Corp.	0.858	01/04/2024	(3,342,000)	(3,342,000)	(402)	(20,348)	19,946
Put AUD/Call NZD	Citibank NA	1.074	01/12/2024	(5,497,000)	(5,497,000)	(6,791)	(19,766)	12,975
Put AUD/Call NZD	Citibank NA	1.079	01/18/2024	(5,419,000)	(5,419,000)	(16,322)	(19,562)	3,240
Put EUR/Call SEK	Deutsche Bank AG (London)	11.125	01/25/2024	(3,355,000)	(3,355,000)	(30,511)	(31,577)	1,066
Put EUR/Call CHF	HSBC Bank PLC	0.942	01/25/2024	(3,355,000)	(3,355,000)	(63,505)	(24,198)	(39,307)
Put AUD/Call NZD	JPMorgan Securities, Inc.	1.071	01/04/2024	(5,464,000)	(5,464,000)	(1,106)	(17,940)	16,834
Put USD/Call SGD	JPMorgan Securities, Inc.	1.322	01/25/2024	(3,687,000)	(3,687,000)	(26,292)	(19,202)	(7,090)
Put AUD/Call NZD	MS & Co. Int. PLC	1.081	01/25/2024	(5,433,000)	(5,433,000)	(22,521)	(20,387)	(2,134)
Put EUR/Call CHF	MS & Co. Int. PLC	0.947	01/04/2024	(3,345,000)	(3,345,000)	(73,149)	(21,889)	(51,260)
Put EUR/Call SEK	MS & Co. Int. PLC	11.080	01/29/2024	(3,354,000)	(3,354,000)	(25,456)	(31,831)	6,375
Put USD/Call MXN	MS & Co. Int. PLC	17.875	02/05/2024	(2,482,000)	(2,482,000)	(126,649)	(89,377)	(37,272)
Put USD/Call SGD	MS & Co. Int. PLC	1.340	01/12/2024	(3,603,000)	(3,603,000)	(59,648)	(19,373)	(40,275)
Put EUR/Call CHF	UBS AG (London)	0.948	01/18/2024	(3,337,000)	(3,337,000)	(80,788)	(21,590)	(59,198)
Put EUR/Call CZK	UBS AG (London)	24.650	01/25/2024	(3,355,000)	(3,355,000)	(14,259)	(21,706)	7,447
Put EUR/Call SEK	UBS AG (London)	11.300	01/04/2024	(3,345,000)	(3,345,000)	(60,782)	(29,173)	(31,609)
Put EUR/Call USD	UBS AG (London)	1.082	02/21/2024	(18,071,000)	(18,071,000)	(59,110)	(615,407)	556,297
Put USD/Call SGD	UBS AG (London)	1.327	01/17/2024	(3,657,000)	(3,657,000)	(31,801)	(18,340)	(13,461)

				(86,747,000)	$(86,747,000)	$(754,802)	$(1,091,235)	$336,433

Total written option contracts				(174,682,000)	$(174,682,000)	$(1,179,669)	$(1,633,931)	$454,262

TOTAL				(60,987,907)	$(60,987,907)	$(6,091)	$190,125	$(196,216)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PIK	— Payment in kind
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
USD	— U.S. Dollar

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaptions
2M IRS	— 2 Months Interest Rate Swaptions
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
USD	— U.S. Dollar
WIBOR	— Warsaw Interbank Offered Rate

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s and GSAMI’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM and GSAMI has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income, Long Short Credit Strategies and Strategic Income Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iv. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

v. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

vi. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2023:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$174,747,513	$—
Corporate Obligations	—	127,855,590	—
Asset-Backed Securities	—	39,238,629	—
U.S. Treasury Obligations	8,298,698	—	—
Agency Debentures	—	5,365,688	—
Municipal Debt Obligations	—	3,972,853	—
Sovereign Debt Obligations	—	1,882,546	—
Investment Companies	1,423,078	—	—
Short-term Investments	—	1,000,486	—

Total	$9,721,776	$354,063,305	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(53,976,317)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,776,395	$—
Futures Contracts(a)	1,858,647	—	—
Interest Rate Swap Contracts(a)	—	5,657,913	—
Credit Default Swap Contracts(a)	—	32,761	—
Purchased Option Contracts	—	283,137	—

Total	$1,858,647	$8,750,206	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,871,197)	$—
Futures Contracts(a)	(423,824)	—	—
Interest Rate Swap Contracts(a)	—	(2,912,683)	—
Written Option Contracts	—	(1,069,400)	—

Total	$(423,824)	$(6,853,280)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$857,867,301	$—
Corporate Obligations	—	600,012,105	—
U.S. Treasury Obligations	398,890,300	—	—
Asset-Backed Securities	—	169,706,038	—
Agency Debentures	—	33,423,949	—
Sovereign Debt Obligations	—	18,731,551	—
Municipal Debt Obligations	—	16,563,738	—
Investment Companies	23,705,129	—	—
Short-term Investments	—	15,771,119	—

Total	$422,595,429	$1,712,075,801	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(263,927,658)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$451,105	$—
Futures Contracts(a)	7,129,268	—	—
Interest Rate Swap Contracts(a)	—	9,834,250	—
Credit Default Swap Contracts(a)	—	1,545,520	—
Purchased Option Contracts	—	30,747	—

Total	$7,129,268	$11,861,622	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(481,240)	$—
Futures Contracts(a)	(1,916,209)	—	—
Interest Rate Swap Contracts(a)	—	(4,979,835)	—
Written Option Contracts	—	(1,666,941)	—

Total	$(1,916,209)	$(7,128,016)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$207,801,595	$—
Sovereign Debt Obligations	150,058,066	36,682,962	—
Mortgage-Backed Obligations	—	161,393,575	—
Asset-Backed Securities	—	51,186,769	—
U.S. Treasury Obligations	1,827,696	—	—
Agency Debentures	—	1,350,739	—
Structured Note	—	1,074,185	—
Exchange Traded Funds	305,206	—	—
Investment Companies	3,881,647	—	—
Short-term Investments	30,161,025	—	—

Total	$186,233,640	$459,489,825	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(43,104,919)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,211,512	$—
Futures Contracts(a)	3,820,709	—	—
Interest Rate Swap Contracts(a)	—	9,658,106	—
Credit Default Swap Contracts(a)	—	173,356	—
Purchased Option Contracts	—	23,196	—

Total	$3,820,709	$11,066,170	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(9,129,092)	$—
Futures Contracts(a)	(213,653)	—	—
Interest Rate Swap Contracts(a)	—	(5,250,022)	—
Credit Default Swap Contracts(a)	—	(39,434)	—
Written Option Contracts	—	(1,225,312)	—

Total	$(213,653)	$(15,643,860)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$73,129,702	$—
Mortgage-Backed Obligations	—	13,040,508	—
Asset-Backed Securities	—	4,465,274	—
Sovereign Debt Obligations	—	4,307,556	—
Bank Loans	—	4,111,201	70,125
U.S. Treasury Obligations	2,583,987	—	—
Common Stock and/or Other Equity Investments(b)
Europe	—	119,894	—
North America	235,936	—	—
Investment Companies	820,514	—	—
Short-term Investments	689,781	—	—

Total	$4,330,218	$99,174,135	$70,125

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(7,871,482)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$61,883	$—
Futures Contracts(a)	163,031	—	—
Credit Default Swap Contracts(a)	—	131,799	—

Total	$163,031	$193,682	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(141,538)	$—
Futures Contracts(a)	(396,507)	—	—
Interest Rate Swap Contracts(a)	—	(21,892)	—

Total	$(396,507)	$(163,430)	$—

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Other Secured Debt Obligations	$—	$21,976,103	$—
Bank Loans	—	9,519,728	93,500
Unsecured Debt Obligations	—	8,428,115	—
Common Stock and/or Other Equity Investments(b)
North America	228,356	—	—
Investment Company	2,621,210	—	—

Total	$2,849,566	$39,923,946	$93,500

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LONG SHORT CREDIT STRATEGIES (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(4,567)	$—
Interest Rate Swap Contracts	—	(2,496)	—
Credit Default Swap Contracts	—	(463,369)	—

Total	$—	$(470,432)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$316,221,892	$—
U.S. Treasury Obligations	166,813,799	—	—
Corporate Obligations	—	154,314,107	—
Asset-Backed Securities	—	71,876,923	—
Bank Loans	—	11,404,945	—
Sovereign Debt Obligations	—	9,576,373	—
Municipal Debt Obligations	—	8,396,374	—
Common Stock and/or Other Equity Investments(b)
North America	646,714	—	—
Investment Companies	2,506,747	—	—
Short-term Investments	—	7,640,069	—

Total	$169,967,260	$579,430,683	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(213,226,966)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$8,639,769	$—
Futures Contracts(a)	342,859	—	—
Interest Rate Swap Contracts(a)	—	31,524,599	—
Credit Default Swap Contracts(a)	—	394,599	—
Purchased Option Contracts	—	1,250,805	—

Total	$342,859	$41,809,772	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(8,973,837)	$—
Futures Contracts(a)	(3,028,915)	—	—
Interest Rate Swap Contracts(a)	—	(17,049,745)	—
Written Option Contracts	—	(5,386,286)	—

Total	$(3,028,915)	$(31,409,868)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.
(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Collateralized Loan Obligations Risk — The Funds may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan- and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds’ may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which

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Schedule of Investments (continued)

December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — The Funds’ invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

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December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

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December 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds’ and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.